Northern Institutional Funds


MONEY MARKET PORTFOLIOS


NOVEMBER 30, 1998
Annual Report

Northern Institutional Funds
Money Market Portfolios

--------------------------------------------------------------------------------

Table of Contents

                                                                            Page
                                                                            ----
Management's Discussion of Portfolio Performance...........................   2
Statements of Investments
  Investment Abbreviations and Notes.......................................   3
  Diversified Assets Portfolio.............................................   4
  Government Portfolio.....................................................   8
  Government Select Portfolio..............................................   9
  Tax-Exempt Portfolio.....................................................  10
Statements of Assets and Liabilities.......................................  15
Statements of Operations...................................................  16
Statements of Changes in Net Assets........................................  17
Financial Highlights.......................................................  18
Notes to the Financial Statements..........................................  22
Report of Independent Auditors.............................................  24

--------------------------------------------------------------------------------

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORTFOLIO

Most of the fiscal year was an exercise in defensive investing, waiting for the Fed to lower interest rates. The cash markets had anticipated and factored in these moves even before they occurred.
  The Portfolio continued to benefit from a "barbell" maturity structure, whereby we purchased shorter-term securities for liquidity and longer-term issues for their yield advantages. We made our longer-term investments when prices on these securities decreased. The composition of the Portfolio remained relatively unchanged during the year, with the heaviest concentration of securities in Tier One commercial paper, where there is the greatest yield advantage.
  For fiscal 1999, we expect our investment decisions to be based on the assumption that interest rates will continue to decrease.
  Providing liquidity, maintaining high credit quality, and offering an attractive yield remain the primary goals for the Portfolio.

                      MARY ANN FLYNN
                      Portfolio Manager

NORTHERN INSTITUTIONAL GOVERNMENT PORTFOLIO

The Portfolio benefited from a "barbell" maturity structure, whereby we purchased shorter-term securities for liquidity and longer-term securities for their yield advantages. We made our longer-term investments when prices on these securities became lower.
  Early in the fiscal year, we took advantage of calendar-year-end pressure, and extended the Portfolio's securities' average life as far as we could under SEC's regulations. As the pressure abated, we replaced agency discount notes with repurchase agreements. Now, as we once again are approaching the end of a calendar year, we are taking advantage of year-end pressure and extending the Portfolio's maturity.
  Providing liquidity, maintaining high credit quality, and offering an attractive yield remain the primary goals for the Portfolio.

                      VALERIE J. LOKHORST
                      Portfolio Manager

NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO

The Portfolio continued to benefit during the fiscal year from a "barbell" maturity structure. In practicing this strategy, we purchased shorter-term securities for liquidity and longer-term securities for their yield advantages. We made our longer-term investments when prices on these securities represented good value.
  We made no significant changes to the Portfolio during the fiscal year. The Portfolio benefited from year-end pressure experienced late in 1997, which enabled us to extend the Portfolio's securities' average life as far as SEC regulations allow. Now, with 1998 drawing to a close, this year-end pressure has resurfaced, and, in response, we have been lengthening the Portfolio's maturity.
  Providing liquidity, maintaining high credit quality, and offering an attractive yield remain the primary goals for the Portfolio.

                      MARY ANN FLYNN AND
                      VALERIE J. LOKHORST
                      Portfolio Managers

NORTHERN INSTITUTIONAL TAX-EXEMPT MONEY MARKET PORTFOLIO

The Portfolio offered competitive returns during the fiscal year. Our primary investment strategy during the year was to try to extend the Portfolio's securities' average maturities on the belief that the Federal Reserve would either keep rates stable or lower them. Unfortunately, longer-term securities didn't offer very attractive yields through most of the year, which made it difficult to extend the Portfolio's average maturity.
  We made no significant changes to the Portfolio's composition during the fiscal year. The market is technically driven and cyclical. There are certain times of the year, such as the end of June and early July, tax season, and year-end, when the market has wide swings in both assets and yields. We have to anticipate these cycles and be able to manage the resulting volatile swings. Additionally, the supply of short-term, tax-exempt paper significantly affects the level of interest rates. This year, the lack of short-term, tax-exempt paper made it difficult to extend the Portfolio's maturity at attractive levels.
  Going forward, we continue to believe that it would be better to have a slightly longer average maturity, but we will extend only if the levels make sense when compared to taxable alternatives.

                      BRAD SNYDER
                      Portfolio Manager
Shares of The Northern Institutional Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company, or its affiliates, and are not Federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. The Northern Institutional Money Market Portfolios seek to maintain a net asset value of $1.00 per share, but there can be no assurance that they will be able to do so on a continuous basis.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
Investment Abbreviations and Notes:
AMBAC--American Municipal Bond Assurance Corp.
BAN  --Bond Anticipation Note
BTP  --Bankers Trust Partnership
Colld.
     --Collateralized
CP   --Commercial Paper
FGIC --Financial Guaranty Insurance Corp.
FHLB --Federal Home Loan Bank
FRN  --Floating Rate Note
FSA  --Financial Security Assurance Corp.
GO   --General Obligation
Gtd. --Guaranteed
GNMA --Government National Mortgage Association
HDA  --Housing Development Authority

HFA  --Housing Finance Authority
IDA  --Industrial Development Authority
IDR  --Industrial Development Revenue
LOC  --Letter of Credit
MBIA --Municipal Bond Insurance Association
ML SG--Merrill Lynch/Societe Generale
P-Floats
     --Puttable Floating Rate Security
PCR  --Pollution Control Revenue
SD   --School District
SFM  --Single Family Mortgage
Soc Gen
     --Societe Generale
STN  --Short Term Note
TOB  --Tender Option Bond
TRB  --Tax Revenue Bond
TRAN --Tax and Revenue Anticipation Note
VRDN --Variable Rate Demand Note

 . The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

 . Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

 . Maturity dates represent either the stated date on the security or the next interest reset date for floating and variable rate securities per SEC rules.

 . Amortized cost also represents cost for federal income tax purposes.

 . Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands)

           Description
------------------------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
------------------------------------------------------
                          Diversified Assets Portfolio
 AGENCY DISCOUNT NOTE--0.5%
           Administration of
           Environment and
           Housing Programs
           Federal Home Loan
           Mortgage Corp.
 $25,000   4.95%    12/10/98   $   24,969
------------------------------------------------------
 TOTAL AGENCY DISCOUNT NOTE    $   24,969
------------------------------------------------------
 BANK NOTES--2.0%
 Domestic Depository Institutions--0.3%
           Bank One Milwaukee
 $17,000   5.55%    1/29/99    $   16,999
                               ----------
 Foreign Depository Institutions--0.1%
           Abbey National PLC
   2,500   5.70     6/11/99         2,508
                               ----------
 Holding and Other Investment Compa-
  nies--1.6%
           JP Morgan and Co.,
           Inc.
  78,000   5.75     3/10/99        78,001
------------------------------------------------------
 TOTAL BANK NOTES              $   97,508
------------------------------------------------------
 CERTIFICATES OF DEPOSIT--6.5%
 Domestic Depository Institutions--2.6%
           Bankers Trust Co.
 $16,250   6.01%    12/10/98   $   16,251
  25,000   5.58     1/22/99        24,998
  15,000   5.71     7/1/99         14,997
           Crestar Bank
  20,000   5.59     2/2/99         19,999
           Union Bank of
           California
  47,000   5.65     12/8/98        47,000
                               ----------
                                  123,245
                               ----------
 Foreign Depository Institutions--3.9%
           Banque Nationale
           De Paris, New York
  20,000   5.52     2/18/99        19,992
  20,000   5.71     3/30/99        19,993
  25,000   5.75     4/23/99        24,995
           Barclays Bank, New
           York
   5,000   5.56     2/25/99         4,999
           Canadian Imperial
           Bank of Commerce,
           New York
  25,000   5.74     4/28/99        24,989
           Societe Generale,
           New York
  40,000   5.70     1/7/99         40,001
  15,000   5.71     3/5/99         14,999
   2,000   5.75     4/19/99         2,000
  15,000   5.765    4/19/99        14,998
           UBS Bank
  19,500   5.75     5/7/99         19,551
                               ----------
                                  186,517
------------------------------------------------------
 TOTAL CERTIFICATES OF DE-
  POSIT                        $  309,762
------------------------------------------------------

           Description
-----------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
-----------------------------------------
 COMMERCIAL PAPER--42.1%
 Asset-Backed Securities--18.1%
           Altair Funding
           Corp.
 $10,000   5.40%    1/21/99    $    9,923
           Beta Finance Corp.
  16,000   5.10     3/10/99        15,776
   6,000   5.10     3/24/99         5,904
           Centauri Funding
  50,000   5.32     3/8/99         49,283
  20,000   5.10     3/25/99        19,677
           Concord Minutemen
           Capital Co.
  36,000   5.40     1/22/99        35,719
           Cooperative
           Association of
           Tractor Dealers,
           Series A
   2,400   5.23     3/17/99         2,363
           Corporate
           Receivables Corp.
  25,000   5.31     12/7/98        24,978
   1,250   5.35     12/9/98         1,248
           CPI Funding
  20,227   5.07     2/25/99        19,982
  29,000   4.93     4/26/99        28,420
           Dakota
           Certificates
           Program
  25,000   5.46     12/3/98        24,992
  25,000   5.46     12/4/98        24,989
           Grayhawk Funding
  60,000   5.15     12/18/98       59,854
   7,500   5.05     3/16/99         7,389
  12,500   5.105    3/16/99        12,314
           International
           Securitization
           Corp.
  23,000   5.02     4/26/99        22,532
           Kitty Hawk Funding
           Corp.
  34,000   5.46     2/16/99        33,603
           KZH Crescent II
           Corp.
   3,102   5.55     12/4/98         3,100
           KZH Cypress Tree I
           Corp.
  10,000   5.55     12/4/98         9,995
           KZH Holding Corp.
           III
   2,560   5.55     12/21/98        2,552
           MPF, Ltd.
  53,000   5.53     2/12/99        52,406
           Pooled Account
           Receivables Corp.
  32,263   5.35     2/12/99        31,913
           R.O.S.E., Inc.
  44,319   5.25     12/2/98        44,312
           SALTS(III) Cayman
           Islands Corp.
  15,000   5.719    12/18/98       15,000
  75,000   5.85     1/25/99        75,000
           Sheffield
           Receivables Corp.
  25,000   5.11     2/12/99        24,741
  23,000   5.26     2/26/99        22,708

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date            Cost
-----------------------------------------------------------
                    Diversified Assets Portfolio--Continued
Asset-Backed Securities--Continued
           Silver Tower US
           Funding
 $ 3,600   5.49%    12/10/98   $  3,595
   5,000   5.50     12/22/98      4,984
   9,275   5.05     3/18/99       9,136
  14,500   5.02     5/18/99      14,160
           Thames Asset
           Global
           Securitization
  25,000   5.32     1/8/99       24,860
   6,997   5.45     1/14/99       6,950
  10,000   5.45     1/15/99       9,932
  11,000   5.40     1/26/99      10,908
  10,000   5.15     2/16/99       9,890
  21,451   5.40     2/16/99      21,203
           Trident Capital
           Finance, Inc.
  25,000   5.50     12/8/98      24,973
  14,000   5.472    12/11/98     13,979
  12,500   5.30     12/15/98     12,474
           Twin Towers, Inc.
  22,000   5.40     2/1/99       21,795
                               --------
                                869,512
                               --------
 Banking--0.8%
           Bankers Trust New
           York Corp.
  39,500   5.48     1/22/99      39,188
                               --------
 Communications--1.6%
           Cincinnati Bell,
           Inc.
   5,000   5.50     12/1/98       5,000
  35,000   5.05     12/4/98      34,985
           GTE Corp.
   5,000   5.25     12/4/98       4,998
  10,000   5.25     12/7/98       9,991
  15,000   5.20     12/14/98     14,972
   5,000   5.40     1/26/99       4,958
                               --------
                                 74,904
                               --------
 Computers and Office Machines--2.7%
           BTR Dunlop
           Finance, Inc.
  25,000   5.50     12/7/98      24,977
  54,000   5.45     2/18/99      53,354
  24,500   5.34     2/23/99      24,195
  12,500   5.34     2/25/99      12,340
  15,000   5.25     3/8/99       14,788
                               --------
                                129,654
                               --------
 Diversified Financial Services--2.7%
           Chrysler Financial
            Corp.
  31,000   5.25     12/7/98      30,973
           Ford Motor Credit
            Corp.
  59,000   5.45     12/1/98      59,000

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date            Cost
----------------------------------------
           General Motors Ac-
            ceptance Corp.
 $20,000   5.50%    12/2/98    $  19,997
  10,000   5.50     12/3/98        9,997
  10,000   5.50     12/9/98        9,988
                               ---------
                                 129,955
                               ---------
 Electrical Services--1.2%
           Centerior Fuel
           Corp. (LOC
           Barclays Bank)
  35,029   5.20     12/14/98      34,963
           CSW Credit, Inc.
  10,000   5.25     12/4/98        9,996
  15,000   5.37     12/17/98      14,964
                               ---------
                                  59,923
                               ---------
 Electronic and Other Electric Compo-
  nents--1.7%
           General Electric
           Capital Corp.
  60,000   5.50     12/24/98      59,789
  25,000   5.48     2/26/99       24,669
                               ---------
                                  84,458
                               ---------
 Food and Kindred Products--2.8%
           Cargill Global
           Funding, Inc.
  34,000   5.45     12/1/98       34,000
           Coca Cola
           Enterprises, Inc.
  50,000   5.50     12/8/98       49,947
   9,000   5.51     12/10/98       8,988
           Diageo PLC
  10,000   5.47     12/4/98        9,995
   8,000   5.472    12/11/98       7,988
  24,000   5.33     12/11/98      23,964
                               ---------
                                 134,882
                               ---------
 Foreign Depository Institutions--5.2%
           Abbey National
           PLC, North America
  30,000   5.35     12/8/98       29,969
  90,000   5.458    12/22/98      89,713
           Credit Communal de
           Belgique
  30,000   5.47     12/18/98      29,923
           Generale Bank,
           Inc.
  50,000   5.49     12/1/98       50,000
           Societe Generale
           North America,
           Inc.
  30,000   5.475    12/21/98      29,909
           Spintab
           AB/Swedmortgage
   4,000   5.55     12/28/98       3,983
           Svenska
           Handelsbanken,
           Inc.
  15,000   5.47     12/17/98      14,964
                               ---------
                                 248,461
                               ---------
 Industrial Instruments--0.7%
           Johnson Controls,
           Inc.
  15,000   5.30     2/23/99       14,815
           Xerox Credit Corp.
  17,500   5.32     3/5/99        17,257
                               ---------
                                  32,072
                               ---------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands)

           Description
------------------------------------------
 Principal          Maturity     Amortized
  Amount   Rate     Date              Cost
------------------------------------------
 Insurance--0.9%
           Aetna Service Co.
 $12,000   5.28%    1/22/99    $    11,907
  18,000   5.20     2/19/99         17,790
           Torchmark, Inc.
  15,000   5.30     1/19/99         14,892
                               -----------
                                    44,589
                               -----------
 Municipalities--0.2%
           Texas Municipal
           Power Agency,
           Series 1997
   9,300   5.37     12/10/98         9,300
                               -----------
 Nondepository Business Credit Institu-
  tions--2.6%
           FBA Properties,
           Inc. (Nations
           Bank, Georgia LOC)
   5,575   5.45     12/30/98         5,551
           Finova Capital
            Corp.
   5,000   5.35     12/15/98         4,990
  50,000   5.40     1/14/99         49,670
  27,500   5.40     1/19/99         27,298
   5,000   5.28     2/17/99          4,943
  18,000   5.30     2/19/99         17,788
  15,000   5.18     3/12/99         14,782
                               -----------
                                   125,022
                               -----------
 Nondepository Personal Credit Institu-
  tions--0.3%
           Cendant Residen-
           tial Mortgage
           Trust
  12,500   5.43     12/11/98        12,481
                               -----------
 Petroleum Refining and Related Indus-
  tries--0.3%
           Koch Industries,
           Inc.
  12,500   5.43     12/4/98         12,494
                               -----------
 Toys, Games and Hobbies--0.3%
           Mattel, Inc.
  15,340   5.43     12/4/98         15,333
------------------------------------------
 TOTAL COMMERCIAL PAPER        $ 2,022,228
------------------------------------------
 CORPORATE NOTES--14.0%
 Asset Backed Securities--
  4.6%
           Beta Finance
  60,000   5.64     2/4/99          60,000
           Liberty Light FRN
  25,000   5.374    10/8/99         24,978
           Restructured Asset
           Certificates with
           Enhanced Returns,
           Series 1998-MM-B-
           11
  33,000   5.69     12/28/98        33,000
           Salts(II) Cayman
           Islands Corp., P-
           Floats
  20,000   5.738    12/18/98        20,000
           Syndicated Loan
           Funding Trust,
           Series 1998-7
  50,000   5.777    12/15/99        50,000

           Description
-----------------------------------------
 Principal          Maturity    Amortized
  Amount   Rate     Date             Cost
-----------------------------------------
           Triangle Funding,
           Ltd., 1998-1A 1
           PP, FRN
 $30,000   5.353%   10/15/99   $   30,000
                               ----------
                                  217,978
                               ----------
 Broker--0.5%
           Morgan Stanley
           Trust Certificates
           1996-2
  24,832   5.105    12/23/98       24,832
                               ----------
 Electronic and Other Elec-
  trical Components--0.7%
           Heller Financial,
           Inc. FRN
  35,000   5.64     11/15/99       35,065
                               ----------
 Insurance Carriers--2.0%
           Transamerica
           Financial Corp.
           FRN
  25,000   5.45     10/22/99       25,000
           United Health Care
           Corp.
  70,000   5.65     12/1/99        70,000
                               ----------
                                   95,000
                               ----------
 Municipal Investments--1.0%
           Crozer Keystone
           Health System,
           VRDN
   7,600   5.69     12/2/98         7,600
           Metal Forming &
           Coining Corp.
           Project (National
           City Bank--LOC)
   9,870   5.03     12/7/98         9,870
           Public Service
           Electric and Gas
           Co.
           1st and Refunding
           Mortgage Bond
           Series YY
  30,000   5.85     5/1/99         30,000
                               ----------
                                   47,470
                               ----------
 Nondepository Personal
  Credit Institutions--3.1%
           Associates Corp.
           P-Floats, FRN
  50,000   5.465    4/5/09         50,000
           Beneficial Corp.
           FRN
   5,000   5.57     9/23/99         5,000
           CIT Group Holdings
  57,500   5.08     8/30/99        57,461
           Countrywide Home
           Loan FRN
  25,000   5.275    8/4/99         24,992
           Household Finance
           Co. FRN
  13,000   5.444    1/14/99        13,000
                               ----------
                                  150,453
                               ----------
 Railroad Transportation--
  0.8%
           Communaute Urbaine
           de Lille
           Custodial Tax
           Receipts STN 98-8
  37,260   5.40     4/1/99         37,260
                               ----------
 Transportation Equipment--
  1.3%
           Chrysler Financial
           Corp.
   5,000   6.28     6/22/99         5,030
           GE Engine
           Receivables 1995-1
           Trust FRN
  10,394   5.264    12/7/98        10,394

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------------------------
 Principal           Maturity     Amortized
  Amount   Rate      Date              Cost
-----------------------------------------------------------
                    Diversified Assets Portfolio--Continued

 Transportation Equipment--Con-
  tinued
           GE Engine
           Receivables 1996-1
           Trust, FRN
 $ 34,732  5.264%    12/7/98     $   34,732
           General Motors
           Acceptance Corp.,
           FRN
   12,500  4.965     6/11/99         12,495
                                 ----------
                                     62,651
-----------------------------------------------------------
 TOTAL CORPORATE NOTES           $  670,709
-----------------------------------------------------------
 EURODOLLAR TIME DEPOSITS--
  10.1%
           Banco Central
           Hispanoamericano,
           Grand Cayman Islands
 $ 50,000  5.00%     12/1/98     $   50,000
           Compagnie Financiere
           de CIC, Grand Cayman
           Islands
   35,000  5.50      12/1/98         35,000
           Deutsche Bank, Grand
           Cayman Islands
  160,000  5.44      12/1/98        160,000
           Halifax Building
           Society, Halifax
  160,000  5.50      12/1/98        160,000
           KBC BANK, Grand
           Cayman Islands
   38,807  5.25      12/1/98         38,807
           Monte Dei Paschi di
           Siena, Grand Cayman
           Islands
   40,000  5.44      12/1/98         40,000
-----------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSITS  $  483,807
-----------------------------------------------------------
 GUARANTEED INVESTMENT
  CONTRACTS--4.6%
           General American
           Life Insurance Co.,
           FRN
 $ 75,000  5.24%     12/7/98     $   75,000
   25,000  5.24      12/30/98        25,000
           Integrity Life
           Insurance Co., FRN
   30,000  5.89      12/7/98         30,000
           Transamerica Life
           Insurance and
           Annuity Co., FRN
   30,000  5.344     12/1/98         30,000
   25,000  5.327     12/12/98        25,000
   35,000  5.334     12/30/98        35,000
-----------------------------------------------------------
 TOTAL GUARANTEED INVESTMENT
  CONTRACTS                      $  220,000
-----------------------------------------------------------
 MUNICIPAL INVESTMENTS--7.7%
           City of Minneapolis-
           St. Paul (Minnesota)
           Metro Airport GO
           Bond
 $ 28,930  5.70%     12/1/98     $   28,930
           City of Seattle
           (Washington) Ltd. GO
           Bond Series C
   46,525  4.75      12/7/98         46,525
           County of Kern
           (California) Pension
           Obligation
   18,000  5.339     12/1/98         18,000

           Description
--------------------------------------
 Principal       Maturity    Amortized
  Amount   Rate  Date             Cost
--------------------------------------
           County of Los
           Angeles
           (California)
           Pension
           Obligation
 $ 40,000  5.07%  12/7/98   $   40,000
           County of
           Sonoma
           (California)
           Pension
           Obligation
   22,800  5.239  12/1/98       22,800
           Health
           Insurance Plan
           of Greater New
           York VRDN,
           Series 1990 B-1
   17,500  5.09   7/1/16        17,500
           State of New
           Jersey Economic
           Development
           Authority
   25,000  5.636  10/1/21       25,000
           State of
           Virginia
           Housing
           Development
           Authority
  171,105  4.75   12/7/98      171,105
--------------------------------------
 TOTAL MUNICIPAL
  INVESTMENTS               $  369,860
--------------------------------------
 U.S. GOVERNMENT
  OBLIGATIONS--1.0%
 U.S. Treasury Bills
 $ 15,000  4.39%  4/1/99    $   14,779
   10,000  4.17   4/8/99         9,852
   25,000  4.365  4/29/99       24,548
--------------------------------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS               $   49,179
--------------------------------------
 REPURCHASE AGREEMENTS--
  1.0%
 Joint Repurchase
  Agreement--1.0%
           Warburg Dillon
           Read LLC, Dated
           6/25/98 (U.S.
           Government
           Securities
           Colld.) Accrued
           Interest $116
 $ 50,000  5.25%  12/1/98   $   50,000
--------------------------------------
 TOTAL REPURCHASE
  AGREEMENTS                $   50,000
--------------------------------------
 TOTAL INVESTMENTS--89.5%   $4,298,022
--------------------------------------
 Other assets, less
  liabilities--10.5%           503,868
--------------------------------------
 NET ASSETS--100.0%         $4,801,890
--------------------------------------
--------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands)

           Description
----------------------------------------------------------------------
 Principal                                 Maturity          Amortized
  Amount             Rate                    Date              Cost
----------------------------------------------------------------------
                              Government Portfolio
 U.S. GOVERNMENT AGENCIES--51.6%
 Fannie Mae Discount Notes--18.0%
 $ 26,175  5.368%                    12/29/98                 $ 26,066
   78,000  5.07                      2/25/99                    77,055
   78,000  4.98                      3/26/99                    76,759
   65,000  4.91                      4/20/99                    63,759
   55,000  4.88                      4/29/99                    53,889
                                                              --------
                                                               297,528
                                                              --------
 Fannie Mae Medium Term Notes--4.5%
   46,000  5.38                      2/9/99                     45,989
   28,000  5.49                      8/3/99                     27,979
                                                              --------
                                                                73,968
                                                              --------
 Fannie Mae Medium Term Note FRN--3.9%
   65,000  5.025                     12/1/98                    64,966
                                                              --------
 FHLB Discount Note--3.3%
   54,214  5.15                      12/1/98                    54,214
                                                              --------
 FHLB Medium Term Notes--8.1%
   20,800  5.52                      3/23/99                    20,795
   13,000  5.50                      3/26/99                    12,996
   39,000  5.527                     6/10/99                    38,969
   42,000  5.54                      7/13/99                    41,987
   19,000  5.536                     7/15/99                    18,991
                                                              --------
                                                               133,738
                                                              --------
 Freddie Mac Discount Note--12.3%
   19,000  5.071                     2/26/99                    18,767
   78,000  5.06                      2/26/99                    77,046
   80,000  4.90                      3/12/99                    78,900
   29,200  4.91                      4/9/99                     28,686
                                                              --------
                                                               203,399
                                                              --------
 SLM Holding Corp. Medium Term Notes--1.5%
   26,000  5.40                      2/10/99                    25,995
----------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES                               $853,808
----------------------------------------------------------------------
 REPURCHASE AGREEMENTS--48.4%
 Repurchase Agreements--45.4%
           ABN-Amro Securities, Inc., Dated 11/30/98,
           Repurchase Price $200,030
           (U.S. Government Securities Colld.)
 $200,000    5.45%                   12/1/98                  $200,000
           Bear Stearns Security Corp, Dated 11/30/98,
           Repurchase Price $350,054
           (U.S. Government Securities Colld.)
  350,000    5.52                    12/1/98                   350,000

                  Description
-------------------------------------------------------
                                Maturity
 Principal Amount     Rate        Date   Amortized Cost
-------------------------------------------------------

          J.P. Morgan Securities, Inc., Dated 11/30/98,
          Repurchase Price $200,028
          (U.S. Government Securities Colld.)
$200,000    5.35%                12/1/98                $  200,000
                                                        ----------
                                                           750,000
                                                        ----------
Joint Repurchase Agreement--3.0%
          Warburg Dillon Reed LLC, Dated 6/25/98,
          (U.S. Government Securities Colld.) Accrued
          Interest $128
$ 50,000    5.25%                12/1/98                $   50,000
-------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                             $  800,000
-------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%                               $1,653,808
-------------------------------------------------------------------
Liabilities, less other assets--0.0%                          (938)
-------------------------------------------------------------------
NET ASSETS--100.0%                                      $1,652,870
-------------------------------------------------------------------
-------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------------------
 Principal               Maturity Amortized
  Amount       Rate        Date      Cost
-----------------------------------------------------
           Government Select Portfolio
 U.S. GOVERNMENT AGENCIES--100.0%
 Federal Farm Credit Bank--0.7%
 $ 12,000    5.70%       12/1/98  $   12,000
                                  ----------
 FHLB--9.0%
   21,000    5.435       2/2/99       20,994
   22,750    5.52        3/23/99      22,745
   14,000    5.50        3/26/99      13,996
   13,000    5.61        4/8/99       12,996
   25,000    5.63        5/5/99       24,988
   42,000    5.527       6/10/99      41,965
   15,000    5.536       7/15/99      14,993
                                  ----------
                                     152,677
                                  ----------
 FHLB Discount Notes--89.0%
  430,435    5.151       12/1/98     430,435
   11,905    4.777       12/4/98      11,900
  162,000    4.94        1/29/99     160,704
  147,000    4.941       1/29/99     145,824
   81,200    4.951       1/29/99      80,549
   36,865    4.982       1/29/99      36,568
  208,200    5.099       2/12/99     206,074
  218,000    4.961       2/17/99     215,686
   51,000    5.043       2/17/99      50,450
   52,000    5.006       2/24/99      51,393
  123,000    4.94        5/12/99     120,332
                                  ----------
                                   1,509,915
                                  ----------
 SLM Holding Corp.--1.3%
   22,000    5.74        12/17/98     21,999
-----------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES   $1,696,591
-----------------------------------------------------

        Description
----------------------------------------
                      Maturity Amortized
 Shares     Rate        Date     Cost
----------------------------------------
 OTHER INVESTMENT--0.0%

   Dreyfus Treasury Prime Cash
 Management,
   Class A
  1             --     --     $        1
----------------------------------------
TOTAL OTHER INVEST-
 MENT                         $        1
----------------------------------------
TOTAL INVESTMENTS--
 100.0%                       $1,696,592
----------------------------------------
Liabilities, less
 other assets--0.0%               (1,615)
----------------------------------------
NET ASSETS--100.0%   $1,694,977
----------------------------------------
----------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands)

Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                  Rate                                Date                                 Cost
---------------------------------------------------------------------------------------------------------
                              Tax-Exempt Portfolio
MUNICIPAL INVESTMENTS--94.2%
Alabama--1.7%
Greenville City IDR VRDN,
 Series 1992, Allied-Signal,
 Inc. Project (Allied-Signal,
 Inc. Gtd.)
$ 1,350                  3.30%                             12/2/98                              $  1,350
Jefferson County Sewer Revenue
 VRDN, Series A (FGIC Insured)
  5,050                  3.45                              12/1/98                                 5,050
McIntosh IDB Environmental
 Improvement Revenue VRDN,
 Series D (CIBA Specialty
 Chemical Corp. Gtd.)
  4,300                  3.25                              12/1/98                                 4,300
Mobile PCR Revenue VRDN, Series
 1994A, Alabama Power Co.
 Project (Alabama Power Co.
 Gtd.)
  2,200                  3.30                              12/1/98                                 2,200
                                                                                                --------
                                                                                                  12,900
                                                                                                --------
Alaska--1.0%
Alaska Housing Finance Corp.
 VRDN, Series 1994 PT-37,
 Merrill P-Floats (Banque
 National Paris LOC)
  7,170                  3.43                              12/3/98                                 7,170
                                                                                                --------
California--3.0%
California State GO VRDN,
 Series 1997H, Bank of America
 (U.S. Government Securities
 Colld.)
    200                  3.23                              12/7/98                                   200
California Statewide Community
 Development Authority
 TRAN VRDN, Series 1998, LB
 FR/RI-A23 Trust Receipts
 (California Statewide
 Community Development
 Authority Insured)
  5,000                  3.30                              12/8/98                                 5,000
Irvine Ranch Consolidated Water
 District VRDN,
 Series 1993 B, Districts 2,
 102, 103, & 206
 (Toronto Dominion Bank LOC)
  9,550                  3.20                              12/1/98                                 9,550
San Marcos Public Facilities
 Authority Revenue VRDN, Series
 1989 B BTP-188, Civic Center
 Project
 (U.S. Government Securities
 Colld.)
  7,961                  3.60                              3/25/99                                 7,961
                                                                                                --------
                                                                                                  22,711
                                                                                                --------
Florida--3.7%
Broward County HFA Revenue
 VRDN, Sanctuary Park
 Apartments Multifamily Project
 (PNC LOC)
  4,600                  3.45                              12/4/98                                 4,600
Florida State Board of
 Education Capital Outlay GO
 VRDN, Series 1998-9, ABN-Amro
 MuniTops (FSA Insured)
  3,500                  3.43                              12/3/98                                 3,500
Florida State Board of
 Education GO, Series 1989A,
 Eagle Trust 96C0915 (U.S.
 Government Securities Colld.)
  5,205                  3.80                              12/1/98                                 5,205
Florida State Board of
 Education Public Education
 Capital VRDN, Series 1991-B
 BTP-223 (U.S. Government
 Securities Colld.)
  4,000                  3.65                              12/3/98                                 4,000
Florida State Board of
 Education VRDN, Series 1993E,
 Eagle Trust 940901
  5,500                  3.28                              12/3/98                                 5,500

Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                  Rate                                Date                                 Cost
---------------------------------------------------------------------------------------------------------
Orange County HFA VRDN,
 Citicorp Eagle Trust,
 Series 1987-A (GNMA Securities
 Colld.)
$ 4,660                  3.23%                             12/2/98                              $  4,660
                                                                                                --------
                                                                                                  27,465
                                                                                                --------
Georgia--8.0%
DeKalb County Development
 Authority PCR VRDN, Series
 1987, General Motors Corp.
 Project (General Motors Corp.
 Gtd.)
  4,200                  3.25                              12/2/98                                 4,200
Fulton County Development
 Authority IDR,
 Citicorp Eagle Trust 981001
 11,000                  3.10                               8/2/99                                11,000
Fulton County Development
 Authority IDR VRDN, General
 Motors Corp. Project (General
 Motors Corp. Gtd.)
  2,100                  3.25                               2/2/98                                 2,100
Georgia State GO TOB, Series
 1993 F BTP-82A
  9,900                  3.35                               3/4/99                                 9,900
Georgia State GO VRDN, Series
 1994 D BTP-100
  6,035                  3.35                               3/4/99                                 6,035
Georgia State Unlimited GO
 VRDN, P-Floats PA-246
 10,200                  3.30                              12/3/98                                10,200
Georgia State Unlimited GO
 VRDN, P-Floats PA-248
  7,340                  3.30                              12/3/98                                 7,340
Metro Atlanta Rapid Transit
 Authority Sales Tax Revenue
 VRDN, Series A-MTC#16, BOCM
 Muni Trust Certified (MBIA
 Insured)
  8,000                  3.30                              12/7/98                                 8,000
Municipal Gas Authority Gas Revenue VRDN, Series B
 (Wachovia Bank NA LOC)
  1,300                  3.05                              12/7/98                                 1,300
                                                                                                --------
                                                                                                  60,075
                                                                                                --------
Hawaii--2.1%
Hawaii State GO VRDN, Series 5
 (FGIC Insured)
 12,620                  3.63                              12/3/98                                12,620
Hawaii Department of Budget &
 Finance Special Purpose IDR,
 Kaiser Permanente Project
 (Kaiser Permanente Gtd.)
  3,000                  3.80                               3/1/99                                 3,000
                                                                                                --------
                                                                                                  15,620
                                                                                                --------
Idaho--0.5%
Idaho Health Facilities
 Authority Hospital Revenue
 VRDN, Series 1995, St. Luke's
 Medical Center Project
 (Credit Suisse First Boston
 LOC)
  3,700                  3.30                              12/1/98                                 3,700
                                                                                                --------
Illinois--11.4%
Chicago Board of Education
 VRDN, BTP-239
 (AMBAC Insured)
  9,320                  3.60                              12/2/98                                 9,320
Chicago GO Refunding GO VRDN,
 Series 1998 M,
 Bank of America Partnership
 (FGIC Insured)
  5,000                  3.70                               8/4/99                                 5,000
Chicago GO VRDN, Series 1997-
 SSP-7, Building Acquisition
 Certificates (FSA Insured)
  8,300                  3.35                              12/2/98                                 8,300

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                  Rate                                Date                                 Cost
---------------------------------------------------------------------------------------------------------
                        Tax-Exempt Portfolio--Continued
Chicago O'Hare Airport Revenue
 VRDN, Series 1983-D, AMR,
 Inc. Project (Royal Bank of
 Canada LOC)
$ 1,100                  3.30%                             12/1/98                              $  1,100
DuPage Water Commission
 Water/Sewer VRDN
  8,400                  3.26                              12/3/98                                 8,400
Illinois Development Finance
 Authority PCR VRDN,
 Series 1994, UNO-VEN Co.
 Project (First Chicago NBD
 Bank LOC)
  2,200                  3.15                              12/1/98                                 2,200
Illinois Education Facility
 Authority VRDN, Series 1985,
 University of Chicago
  4,900                  3.23                              12/3/98                                 4,900
Illinois Health Facilities
 Authority VRDN, Series 1990,
 Gottlieb Health Resources,
 Inc. (Harris Trust and
 Savings Bank LOC)
  2,000                  3.15                              12/2/98                                 2,000
Illinois Health Facilities
 Authority VRDN, Series E,
 Franciscan Eldercare (LaSalle
 National Bank LOC)
  2,500                  3.20                              12/2/98                                 2,500
Illinois Sales TRB, Series K
 (U.S. Government Securities
 Colld.)
  1,000                  7.00                              6/15/99                                 1,035
Illinois State GO VRDN, Series 1998 PCR-10,
 Citibank TOB (FSA Insured)
  5,000                  3.28                              12/7/98                                 5,000
Illinois State GO VRDN, Series
 38
 12,885                  3.63                              12/3/98                                12,885
Illinois State GO VRDN, Series
 39
 12,075                  3.63                              12/3/98                                12,075
Metropolitan Pier & Exposition
 Authority Dedicated Sales
 TRB, BTP-230 A (U.S.
 Government Securities Colld.)
  6,000                  3.60                              12/7/98                                 6,000
Naperville City IDR VRDN,
 General Motors Corp. Project
 (General Motors Corp. Gtd.)
  1,480                  3.25                              12/2/98                                 1,480
Peoria IDR VRDN, Series 1997, Peoria Production Shop
 Project (Bank One LOC)
  2,905                  3.30                              12/3/98                                 2,905
                                                                                                --------
                                                                                                  85,100
                                                                                                --------
Indiana--3.6%
Gary Environmental Improvement
 PCR, U.S. Steel Corp. Project
 (Bank of New York LOC)
  3,000                  3.35                              1/22/99                                 3,000
Indiana Bond Bank Operating
 Municipal Notes,
 Series 1998 A-2, Advanced
 Funding Program
  7,425                  4.00                              1/20/99                                 7,429
Indiana Development Finance
 Authority IDR VRDN,
 Series 1997, Bayer Corp.
 Project (Bayer Corp. Gtd.)
  1,300                  3.35                              12/1/98                                 1,300
Indiana Development Finance
 Authority VRDN,
 Series 1997, Culver
 Educational Foundation
 Project (Chase Manhattan Bank
 LOC)
  2,000                  3.15                              12/2/98                                 2,000

Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                  Rate                                Date                                 Cost
---------------------------------------------------------------------------------------------------------
Indiana State Toll Road
 Commission VRDN, Series PA-
 253 (U.S. Government
 Securities Colld.)
$ 3,900                  3.30%                              12/3/98                             $  3,900
Indiana Transportation
 Authority Highway Revenue
 VRDN, Series 1998A, Citicorp
 Eagle Trust 981402
  7,750                  3.10                                8/2/99                                7,750
Jasper County PCR CP, Series
 1988D,
 Northern Indiana Public
 Service Project
 (Northern Indiana Public
 Service Gtd.)
  2,000                  3.30                               1/22/99                                2,000
                                                                                                --------
                                                                                                  27,379
                                                                                                --------
Iowa--2.2%
Council Bluffs City PCR
 Revenue VRDN, Series 1995,
 Iowa-Illinois Gas and
 Electric Project
 (MidAmerican Energy Co. Gtd.)
  6,600                  3.25                               12/2/98                                6,600
Iowa Finance Authority SFM
 Revenue VRDN,
 Series 1997A
  6,085                  3.43                               12/1/98                                6,085
Iowa Student Loan Liquidity
 Student Loan Revenue
  3,500                  3.10                               12/1/98                                3,500
                                                                                                --------
                                                                                                  16,185
                                                                                                --------
Kansas--1.2%
LaCygne City Environmental Revenue Refunding VRDN,
 Series 1994, Kansas City Power & Light Project
 (Kansas City Power & Light Gtd.)
  2,882                  3.30                               12/2/98                                2,882
Lawrence City GO Temporary Notes, Series 1998-1
  6,355                  3.79                                6/1/99                                6,355
                                                                                                --------
                                                                                                   9,237
                                                                                                --------
Kentucky--1.4%
Danville City Lease Revenue
 CP, Municipal Pooled
 Lease Program (PNC Bank LOC)
  3,000                  3.25                               1/12/99                                3,000
Mayfield City Lease Revenue
 VRDN, Series 1996, Kentucky
 League of Cities Pooled
 Project
 (PNC Bank LOC)
  7,200                  3.25                               12/2/98                                7,200
                                                                                                --------
                                                                                                  10,200
                                                                                                --------
Louisiana--1.5%
Greater Baton Rouge Port
 Commission PCR Bonds,
 Series 1983-A, Dow Chemical
 Co. Project
 (Dow Chemical Co. Gtd.)
  5,035                  3.95                              12/15/98                                5,035
Huntington City IDR PCR VRDN,
 Allied-Signal, Inc. Project
 (Allied-Signal, Inc. Gtd.)
  1,900                  3.30                               12/2/98                                1,900
Louisiana Public Facilities
 Authority PCR VRDN,
 Series 1992, Allied-Signal,
 Inc. Project
 (Allied-Signal, Inc. Gtd.)
  4,515                  3.30                               12/2/98                                4,515
                                                                                                --------
                                                                                                  11,450
                                                                                                --------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
MAINE--1.0%
Maine State GO Municipal
 General Purpose Bond
$ 4,215                   4.50%                             6/15/99                         $  4,232
Maine State GO Municipal
 Highway Bond
  3,000                   4.50                              6/15/99                            3,012
                                                                                            --------
                                                                                               7,244
                                                                                            --------
MARYLAND--0.9%
Maryland State Community
 Development Administration SFM
 Revenue, Series 1993 PT-12,
 Merrill P-Floats (Maryland
 Community Development
 Authority Gtd.)
  6,399                   3.43                              12/1/98                            6,399
Maryland State Economic
 Development Authority Pooled
 Revenue VRDN, Series 1995
 (NationsBank LOC)
    100                   3.20                              12/3/98                              100
                                                                                            --------
                                                                                               6,499
                                                                                            --------
MASSACHUSETTS--1.7%
Gloucester County Renewal BAN
  5,098                   4.00                               8/5/99                            5,109
Massachusetts Bay
 Transportation Authority GO
 Notes,
 Series 1998 A
  8,000                   4.25                              2/26/99                            8,012
                                                                                            --------
                                                                                              13,121
                                                                                            --------
MINNESOTA--1.4%
East Grand Forks Independent
 School District 595 GO,
 Minnesota School District
 Credit Enhancement Program
  2,000                   3.90                              6/30/99                            2,003
Minnesota HFA SFM VRDN, Series
 1998-F
  8,500                   3.65                               8/9/99                            8,500
                                                                                            --------
                                                                                              10,503
                                                                                            --------
MISSOURI--0.6%
Missouri Development Finance
 Board Infrastructure Revenue
 VRDN, Series 1997B, Science
 City at Union Station
 (Canadian Imperial Bank of
 Commerce LOC)
  1,300                   3.55                              12/1/98                            1,300
St. Louis County IDA Hospital
 VRDN, Series 1996-B,
 Friendship Village West County
 Project (LaSalle National Bank
 LOC)
  3,270                   3.20                             12/30/98                            3,270
                                                                                            --------
                                                                                               4,570
                                                                                            --------
MONTANA--0.1%
Forsyth City, Rosebud County
 PCR VRDN, Series 1988,
 Pacificorp Project (Rabobank
 Group LOC)
  1,000                   3.75                              12/1/98                            1,000
                                                                                            --------
NEVADA--2.2%
Clark County School District GO
 VRDN (FSA Insured)
 10,000                   3.33                              12/3/98                           10,000
Nevada State Municipal Bond
 Bank GO VRDN, Series 1997
 SGB31 (FGIC Insured)
  6,650                   3.33                              12/3/98                            6,650
                                                                                            --------
                                                                                              16,650
                                                                                            --------

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
NEW YORK--2.3%
New York City GO VRDN,
 Subordinated Series 1993 E-3
 (Morgan Guaranty Trust Co.
 LOC)
$   300                   3.20%                             12/1/98                         $    300
New York City Municipal Water
 Finance Authority VRDN (MBIA
 Insured)
  3,800                   3.28                              12/2/98                            3,800
New York State Environmental
 Facility Corp. PCR Bond, Eagle
 Trust (FSA Insured)
 10,000                   3.40                               4/1/99                           10,000
New York State Environmental
 Facility Corp. Water PCR Bond
 (FSA Insured)
  2,000                   3.23                              12/3/98                            2,000
Pooled Puttable VRDN P-Floats,
 Bankers Trust, Series PPT2
  1,215                   3.53                              12/3/98                            1,215
                                                                                            --------
                                                                                              17,315
                                                                                            --------
NORTH CAROLINA--1.2%
Buncombe County PCR IDR VRDN,
 Series 1996,
 Cooper Industries, Inc.
 Project (Cooper Industries,
 Inc Gtd.)
  3,200                   3.30                              12/2/98                            3,200
Persons County Industrial
 Facilities and PCR VRDN,
 Series 1992A, Carolina Power &
 Light Project (Carolina Power
 & Light Gtd.)
  5,500                   3.25                              12/1/98                            5,500
                                                                                            --------
                                                                                               8,700
                                                                                            --------
OHIO--4.2%
Greystone Revenue Senior VRDN,
 Series Trust 1998-1, (Credit
 Suisse First Boston)
 14,500                   3.58                              12/3/98                           14,500
Ohio Air Quality Facilities
 Revenue Bond,
 Series 1988A, Ohio Edison Co.
 Project
 (Toronto Dominion Bank LOC)
  4,000                   3.65                               2/1/99                            4,000
Ohio State Higher Education
 Capital Facilities VRDN,
 Series 1994 A, BTP-69 (AMBAC
 Insured)
  8,545                   3.65                              12/3/98                            8,545
Ohio State Turnpike Commission
 VRDN, Series A
 (FGIC Insured)
  2,000                   3.63                              12/3/98                            2,000
Red Roof Inns Mortgage Bond
 Trust VRDN
 (National City Bank LOC)
  2,714                   3.33                             12/15/98                            2,714
                                                                                            --------
                                                                                              31,759
                                                                                            --------
OREGON--0.7%
Portland City Water/Sewer
 System VRDN, Series A
 (FGIC Insured)
  5,365                   3.30                              12/4/98                            5,365
                                                                                            --------
PENNSYLVANIA--5.0%
Allegheny County Environment
 Improvement
 IDA Revenue CP, Series 1987
 USX Corp.
 Project (Commerzbank LOC)
  4,000                   3.35                              1/22/99                            4,000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
Allegheny County Hospital
 Development Authority Revenue
 VRDN, Series A, Presbyterian
 Health Center
 (MBIA Insured)
  2,900                   3.30%                            12/3/98                           $ 2,900
Allegheny County Hospital
 Development Authority
 Revenue VRDN, Series B-1,
 Presbyterian
 University Hospital (NBD Bank
 LOC)
$ 4,900                   3.30                             12/4/98                             4,900
Pennsylvania Turnpike
 Commission Revenue VRDN,
 Series 1998-Q
  4,100                   3.35                             12/1/98                             4,100
Philadelphia Hospital and
 Higher Education Facilities
 Authority VRDN, Series A,
 Children's Hospital Project
  6,450                   3.30                             12/1/98                             6,450
Philadelphia School District
 TRAN, Series 1998/99 A
 (First Union National Bank
 LOC)
  7,000                   4.25                             6/30/99                             7,024
Philadelphia TRAN, Series
 1998/99 A
  6,000                   4.25                             6/30/99                             6,021
Warren County Hospital
 Authority VRDN, Series 1994 B,
 Warren General Hospital
 Project (PNC Bank LOC)
  1,650                   3.30                             12/3/98                             1,650
                                                                                             -------
                                                                                              37,045
                                                                                             -------
SOUTH CAROLINA--2.5%
Lexington County Pollution
 Control Finance Authority
 IDR VRDN, Series 1992A,
 Allied-Signal, Inc. Project
 (Allied-Signal, Inc. Gtd.)
  1,880                   3.30                             12/2/98                             1,880
Lexington County Revenue IDR
 VRDN, Series 1992,
 Allied-Signal, Inc. Project
 (Allied-Signal, Inc. Gtd.)
    800                   3.30                             12/2/98                               800
Piedmont Municipal Power Agency
 Revenue VRDN
 (MBIA Insured)
  5,000                   3.70                             12/1/98                             5,000
Public Service Authority Santee
 Cooper VRDN,
 Series 1998A BTP-318
 10,670                   3.35                             12/3/98                            10,670
                                                                                             -------
                                                                                              18,350
                                                                                             -------
SOUTH DAKOTA--1.2%
South Dakota HDA Homeownership
 Mortgage Housing VRDN, Series
 1996 PT-73-A, Merrill P-Floats
  8,945                   3.30                             12/3/98                             8,945
                                                                                             -------
TENNESSEE--1.2%
Shelby County GO VRDN, Series B
 BTP-216
  4,000                   3.17                              6/8/99                             4,000
Series B BTP-263
  5,000                   3.60                             12/3/98                             5,000
                                                                                             -------
                                                                                               9,000
                                                                                             -------
TEXAS--10.7%
Austin City School District
 Building and Refunding VRDN,
 Series ML/SG-68 (PSF of Texas
 Gtd.)
  4,900                   3.30                             12/3/98                             4,900

                       Description
-----------------------------------------------------------------------------------------------------
Principal                                                  Maturity                         Amortized
 Amount                   Rate                               Date                             Cost
-----------------------------------------------------------------------------------------------------
Bastrop City Independent School
 District GO VRDN,
 Series 1997 SGB 37 (PSF of
 Texas Gtd.)
$ 6,870                   3.63%                             12/7/98                         $  6,870
Denton City Independent School
 District GO Bond, Series B
 (PSF of Texas Gtd.)
  6,000                   3.65                              8/15/99                            6,000
Grand Prairie Housing Finance
 Corp. VRDN, Series 1985,
 Lincoln Windcliff Project
 (General Electric Corp. Gtd.)
    900                   3.20                              12/2/98                              900
Harris County GO VRDN, Series
 19, Toll Road Unlimited
 Subordinate Lien CR138
 11,880                   3.23                              12/3/98                           11,880
Harris County Tax Revenue
 Receipts, SAK-21
  7,910                   3.40                              12/2/98                            7,910
Harris County Health Facility
 Development Corp. VRDN, Series
 1994, Methodist Hospital
  2,300                   3.35                              12/1/98                            2,300
Harris County Toll Road
 Unlimited Tax Revenue VRDN,
 Series 1994 A, Citicorp Eagle
 Trust 954302
  6,420                   3.28                              12/3/98                            6,420
Hurst Euless Bedford
 Independent School District
 GO VRDN, PT-1050 (PSF of Texas
 Gtd.)
  4,000                   3.30                              12/3/98                            4,000
Pearland Independent School
 District GO VRDN,
 ML/SG Trust Receipts SG-106
 (PSF of Texas Gtd.)
  4,000                   3.30                              12/3/98                            4,000
San Antonio Independent School
 District GO VRDN,
 ROCS Series 30 (PSF of Texas
 Gtd.)
  3,000                   3.63                              12/3/98                            3,000
Texas State TRAN, Series A59
 10,000                   3.45                              12/2/98                           10,000
Texas State Water Financing
 Assistance Refunding GO VRDN,
 Series 1998A BTP-309
  5,385                   3.60                              12/3/98                            5,385
Trinity River IDA IDR VRDN,
 Automatic Data Processing,
 Inc. Project (Automatic Data
 Processing, Inc. Gtd.)
  6,200                   3.70                              12/1/98                            6,200
                                                                                            --------
                                                                                              79,765
                                                                                            --------
UTAH--0.7%
Utah State GO VRDN
  5,000                   3.65%                             3/18/99                            5,000
                                                                                            --------
VIRGINIA--4.7%
Norfolk GO VRDN, Eagle Trust
 No. 944601
 10,100                   3.28                              12/3/98                           10,100
Roanoke IDA Hospital Revenue
 VRDN, Series 1997A, Carilion
 Health System Obligated Group
  5,000                   3.35                              12/1/98                            5,000
Roanoke IDA VRDN, Series A,
 Roanoke Memorial Hospital
  7,700                   3.35                              12/1/98                            7,700
Town of Louisa IDA PCR CP,
 Series 1984, Virginia Electric
 & Power Co. Project (Virginia
 Electric Power Co. Gtd.)
  3,400                   3.60                             12/16/98                            3,400
  4,200                   3.10                              2/17/99                            4,200

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands, except shares)

                      Description
--------------------------------------------------------------------------------------------------------
Principal                                                 Maturity                             Amortized
 Amount                  Rate                               Date                                 Cost
--------------------------------------------------------------------------------------------------------
 4,700                   3.25                             1/12/99                                4,700
                                                                                                ------
                                                                                                35,100
                                                                                                ------
Town of Louisa PCR CP, Series
 1987 (Virginia Electric &
 Power Co. Gtd.)
Washington--6.2%
Kent City Economic Development
 Corp. IDR VRDN, Associated
 Grocers Project (Bank of
 America LOC)
 3,500                   4.02                             12/2/98                                3,500
Port of Seattle Passenger
 Facility Charge VRDN
 (MBIA Insured)
10,000                   3.45                             12/2/98                               10,000
Washington State GO VRDN,
 Smith-Barney Soc Gen Trust,
 Series 1993 B SGB-13
11,950                   3.33                             12/3/98                               11,950
Washington State Public Power
 Supply System Revenue Bond,
 Series A,
 4,000                   5.30                              7/1/99                                4,043
 1,000                   7.20                              7/1/99                                1,022
Washington State Public Power
 Supply System VRDN, Citicorp
 Eagle Trust 944701
10,000                   3.33                             12/3/98                               10,000
Washington State Refunding GO
 VRDN,
 Series R-92-A, BTP-101
 6,000                   3.30                             12/3/98                                6,000
                                                                                                ------
                                                                                                46,515
                                                                                                ------
Wisconsin--4.1%
Kenosha Unified School District
 TRAN, Series 1998-99
 4,700                   3.38                             9/28/99                                4,700
Pleasant Prairie PCR VRDN,
 Series 1995 B, Wisconsin
 Electric Power Co. Project
 (Wisconsin Electric Power Co.
 Gtd.)
 1,830                   3.20                             12/3/98                                1,830
Racine Unified School District
 TRAN, Series 1998/99
 5,000                   4.00                              7/7/99                                5,012
Wisconsin State GO VRDN, Series
 16
19,000                   3.63                             12/3/98                               19,000
                                                                                                ------
                                                                                                30,542
                                                                                                ------

                      Description
-------------------------------------------------------------------------------------------------
Principal
 Amount/                                                Maturity                       Amortized
 Shares                  Rate                             Date                         Cost/Value
-------------------------------------------------------------------------------------------------
Wyoming--0.3%
Green River City PCR VRDN,
 Allied-Signal, Inc. Project
 (Allied-Signal, Inc. Gtd.)
$ 2,225                  3.30%                          12/2/98                          $  2,225
-------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS                                                              $704,405
-------------------------------------------------------------------------------------------------
OTHER INVESTMENTS--2.3%
AIM Tax Free Money Market Fund
  7,485                    --                                --                          $  7,485
Dreyfus Tax Exempt Cash Management Fund
    400                    --                                --                               400
Federated Tax-Free Trust Money
 Market Fund #15
  8,540                    --                                --                             8,540
Federated Tax-Free Trust Money
 Market Fund #73
    820                    --                                --                               820
Provident Municipal Fund
    137                    --                                --                               137
-------------------------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS                                                                  $ 17,382
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--96.5%                                                                 $721,787
-------------------------------------------------------------------------------------------------
Other assets, less liabilities--3.5%                                                       26,364
-------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                       $748,151
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1998
(All amounts in thousands, except net asset value per share)

                                  Diversified             Government
                                    Assets     Government   Select   Tax-Exempt
                                   Portfolio   Portfolio  Portfolio  Portfolio
-------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
amortized cost                    $4,248,022     $853,808 $1,696,592  $721,787
Repurchase agreements, at cost        50,000      800,000         --        --
Cash                                      --           --          1        --
Receivables:
 Interest                             29,537        4,711      3,295     7,234
 Fund shares sold                    855,792       58,639      9,868    34,158
 Investment securities sold               --           --         --     9,300
 Administrator                            87          199        159        54
Other assets                               3           82         41         6
-------------------------------------------------------------------------------
TOTAL ASSETS                       5,183,441    1,717,439  1,709,956   772,539
-------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund shares redeemed                362,967       57,382      7,388    18,820
 Distributions to shareholders        17,157        6,429      7,083     1,792
 Investment Securities Purchased          --           --         --     3,500
Accrued expenses:
 Advisory fees                           848          331        143       147
 Administration fees                     339          132        143        59
 Custodian fees                           34           11         14         6
 Transfer agent fees                      23            8          6         4
Other liabilities                        183          276        202        60
-------------------------------------------------------------------------------
TOTAL LIABILITIES                    381,551       64,569     14,979    24,388
-------------------------------------------------------------------------------
NET ASSETS                        $4,801,890   $1,652,870 $1,694,977  $748,151
-------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital                   $4,802,827   $1,652,855 $1,694,973  $748,096
Accumulated net realized gains
(losses) on investment transac-
tions                                   (937)          15          4        55
-------------------------------------------------------------------------------
NET ASSETS                        $4,801,890   $1,652,870 $1,694,977  $748,151
-------------------------------------------------------------------------------
Total shares outstanding (no par
value), unlimited shares autho-
rized
 Shares                            4,795,767    1,652,855  1,694,866   748,096
 Service Shares                        7,060           --         --        --
 Premier Shares                           --           --        108        --
-------------------------------------------------------------------------------
Net asset value, offering and
redemption price per share
 Shares                           $     1.00   $     1.00 $     1.00  $   1.00
 Service Shares                   $     1.00           --         --        --
 Premier Shares                           --           -- $     1.00        --
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended November 30, 1998
(All amounts in thousands)

                                   Diversified            Government
                                     Assets    Government   Select   Tax-Exempt
                                    Portfolio  Portfolio  Portfolio  Portfolio
-------------------------------------------------------------------------------
Interest income                     $232,461    $74,343    $80,546    $24,823
-------------------------------------------------------------------------------
Expenses:
Investment advisory fees              10,271      3,337      3,653      1,713
Administration fees                    4,109      1,335      1,460        685
Custodian fees                           425        179        182         86
Professional fees                        244         80         73         38
Transfer agent fees                      182         51         28         28
Registration fees                        277        211        190         76
Trustee fees and expenses                117         40         33         18
Other                                    152         63         51         44
-------------------------------------------------------------------------------
Total expenses                        15,777      5,296      5,670      2,688
Less voluntary waivers of invest-
 ment advisory fees                       --         --     (2,193)        --
Less expenses reimbursable by Ad-
 ministrator                          (1,328)      (607)      (544)      (280)
-------------------------------------------------------------------------------
Net expenses                          14,449      4,689      2,933      2,408
-------------------------------------------------------------------------------
Net investment income                218,012     69,654     77,613     22,415
Net realized gains on investment
 transactions                            430        108          2         61
-------------------------------------------------------------------------------
Net increase in net assets re-
 sulting from operations            $218,442    $69,762    $77,615    $22,476
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Years Ended November 30, 1998 and 1997
(All amounts in thousands)

                      Diversified Assets              Government             Government Select          Tax-Exempt
                           Portfolio                   Portfolio                 Portfolio               Portfolio
                   --------------------------  --------------------------  ----------------------  ----------------------
                       1998          1997          1998          1997         1998        1997        1998        1997
--------------------------------------------------------------------------------------------------------------------------
Increase
(decrease) in net
assets from:
Operations:
 Net investment
 income            $    218,012  $    189,676  $     69,654  $     67,160  $   77,613  $   53,967  $   22,415  $   23,443
 Net realized
 gains on
 investment
 transactions               430           207           108           212           2          78          61          27
--------------------------------------------------------------------------------------------------------------------------
Net increase in
 net assets
 resulting from
 operations             218,442       189,883        69,762        67,372      77,615      54,045      22,476      23,470
--------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders-
Shares:
 Net investment
 income                (217,888)     (189,676)      (69,654)      (67,160)    (77,613)    (53,976)    (22,415)    (23,443)
 Realized Gains              --            --            --            --          --          --        (174)         --
--------------------------------------------------------------------------------------------------------------------------
Total
 distributions         (217,888)     (189,676)      (69,654)      (67,160)    (77,613)    (53,976)    (22,589)    (23,443)
--------------------------------------------------------------------------------------------------------------------------
Distributions to
 shareholders-
 Service:
 Net investment
 income                    (124)           --            --            --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
Total
 distributions             (124)           --            --            --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
Shareholder
transactions (at
$1.00 per share)-
Share:
 Proceeds from
 the sale of
 shares              53,687,791    49,976,344    16,723,046    16,517,258   8,794,437   6,143,005   5,796,229   5,626,217
 Reinvested
 distributions            9,197         2,169           748           580       5,934       4,952         210         172
 Cost of shares
 redeemed           (52,844,174)  (49,216,663)  (16,122,433)  (16,735,164) (8,344,898) (5,744,991) (5,633,334) (5,679,764)
--------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 net assets
 resulting from
 shareholder
 transactions-
 Shares                 852,814       761,850       601,361      (217,326)    455,473     402,966     163,105     (53,375)
--------------------------------------------------------------------------------------------------------------------------
Shareholder share
transactions (at
$1.00 per share)-
Service:
 Proceeds from
 the sale of
 shares                  21,636            --            --            --          --          --          --          --
 Cost of shares
 redeemed               (14,576)           --            --            --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
Net increase in
 net assets
 resulting from
 shareholder
 transactions-
 Service                  7,060            --            --            --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
Shareholder share
transactions (at
$1.00 per share)-
Premier:
 Proceeds from
 the sale of
 shares                      --            --            --            --         110          --          --          --
 Cost of shares
 redeemed                    --            --            --            --          (1)         --          --          --
--------------------------------------------------------------------------------------------------------------------------
Net increase in
 net assets
 resulting from
 shareholder
 transactions-
 Premier                     --            --            --            --         109          --          --          --
--------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)             860,304       762,057       601,469      (217,114)    455,584     403,044     162,992     (53,348)
Net assets--
 beginning of
 year                 3,941,586     3,179,529     1,051,401     1,268,515   1,239,393     836,349     585,159     638,507
--------------------------------------------------------------------------------------------------------------------------
Net assets--end
 of year           $  4,801,890  $  3,941,586  $  1,652,870  $  1,051,401  $1,694,977  $1,239,393  $  748,151  $  585,159
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Diversified Assets Portfolio

                                                                      Shares
                   --------------------------------------------------------------------------------------------------------------
                      1998        1997        1996        1995           1994        1993        1992        1991        1990
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year       $1.00       $1.00       $1.00       $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
Income from in-
vestment opera-
tions:
 Net investment
 income                  0.05        0.05        0.05        0.06           0.04        0.03        0.04        0.06        0.08
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.05        0.05        0.05        0.06           0.04        0.03        0.04        0.06        0.08
---------------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income                 (0.05)      (0.05)      (0.05)      (0.06)         (0.04)      (0.03)      (0.04)      (0.06)      (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders                 (0.05)      (0.05)      (0.05)      (0.06)         (0.04)      (0.03)      (0.04)      (0.06)      (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of year             $1.00       $1.00       $1.00       $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         5.36%       5.42%       5.30%       5.78%(b)       3.92%       3.00%       3.80%       6.19%       8.01%
Ratio to average
net assets of:
 Expenses, net of
 waivers and re-
 imbursements            0.35%       0.35%       0.34%       0.34%          0.35%       0.34%       0.34%       0.35%       0.35%
 Expenses, before
 waivers and re-
 imbursements            0.38%       0.36%       0.34%       0.34%          0.35%       0.36%       0.35%       0.36%       0.36%
 Net investment
 income, net of
 waivers and
 reimbursements          5.31%       5.30%       5.18%       5.63%          3.74%       3.00%       3.79%       6.18%       8.01%
 Net investment
 income, before
 waivers and
 reimbursements          5.28%       5.29%       5.18%       5.63%          3.74%       2.98%       3.78%       6.17%       8.00%
Net assets at end
of year (in thou-
sands)             $4,794,830  $3,941,586  $3,179,529  $2,610,347     $2,891,880  $3,200,288  $2,801,744  $2,784,485  $2,192,756
---------------------------------------------------------------------------------------------------------------------------------
                      1989
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year       $1.00
Income from in-
vestment opera-
tions:
 Net investment
 income                  0.09
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.09
---------------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income                 (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders                 (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of year             $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         8.98%
Ratio to average
net assets of:
 Expenses, net of
 waivers and re-
 imbursements            0.37%
 Expenses, before
 waivers and re-
 imbursements            0.37%
 Net investment
 income, net of
 waivers and
 reimbursements          8.98%
 Net investment
 income, before
 waivers and
 reimbursements          8.98%
Net assets at end
of year (in thou-
sands)             $1,871,713
---------------------------------------------------------------------------------------------------------------------------------

                                     Service
                                     -------
                                     1998(c)
----------------------------------------------
Net asset value, beginning of year       $1.00
Income from investment operations:
 Net investment income                    0.02
----------------------------------------------
Total income from investment oper-
ations                                    0.02
----------------------------------------------
Distributions to shareholders
from:
 Net investment income                   (0.02)
----------------------------------------------
Total distributions to sharehold-
ers                                      (0.02)
----------------------------------------------
Net asset value, end of year             $1.00
----------------------------------------------
Total return (a)                          1.76%
Ratio to average net assets of:
(d)
 Expenses, net of waivers and re-
 imbursements                             0.69%
 Expenses, before waivers and re-
 imbursements                             0.72%
 Net investment income, net of
 waivers and reimbursements               4.94%
 Net investment income, before
 waivers and reimbursements               4.91%
Net assets at end of year (in
thousands)                          $    7,060
----------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Total return for the year ended November 30, 1995 would have been 5.73% absent the effect of a capital contribution equivalent to $.0005 per share received from Northern Trust Corporation.
(c) For the period July 1, 1998 (Service shares issue date) through November 30, 1998.
(d) Annualized for periods less than one year.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Government Portfolio

                                                                  Shares
                    ------------------------------------------------------------------------------------------------------
                       1998        1997        1996       1995         1994       1993        1992       1991      1990
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year        $1.00       $1.00       $1.00     $1.00        $1.00       $1.00       $1.00     $1.00     $1.00
Income from in-
vestment opera-
tions:
 Net investment
 income                   0.04        0.05        0.05      0.06         0.04        0.03        0.04      0.06      0.08
--------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                     0.04        0.05        0.05      0.06         0.04        0.03        0.04      0.06      0.08
--------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment
 income                  (0.04)      (0.05)      (0.05)    (0.06)       (0.04)      (0.03)      (0.04)    (0.06)    (0.08)
--------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders                  (0.04)      (0.05)      (0.05)    (0.06)       (0.04)      (0.03)      (0.04)    (0.06)    (0.08)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of year              $1.00       $1.00       $1.00     $1.00        $1.00       $1.00       $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------------
Total return (a)          5.28%       5.31%       5.20%     5.64%(b)     3.78%       2.91%       3.91%     6.18%     7.89%
Ratio to average
net assets of:
 Expenses, net of
 waivers and reim-
 bursements               0.35%       0.35%       0.35%     0.35%        0.34%       0.34%       0.34%     0.35%     0.37%
 Expenses, before
 waivers and reim-
 bursements               0.40%       0.37%       0.38%     0.40%        0.41%       0.38%       0.40%     0.40%     0.46%
 Net investment
 income, net of
 waivers and
 reimbursements           5.22%       5.18%       5.08%     5.49%        3.60%       2.92%       3.71%     6.03%     7.88%
 Net investment
 income, before
 waivers and
 reimbursements           5.17%       5.16%       5.05%     5.44%        3.53%       2.88%       3.65%     5.98%     7.79%
Net assets at end
of year (in thou-
sands)              $1,652,870  $1,051,401  $1,268,515  $850,664     $787,816  $1,065,705  $1,163,905  $895,405  $971,720
--------------------------------------------------------------------------------------------------------------------------
                      1989
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year      $1.00
Income from in-
vestment opera-
tions:
 Net investment
 income                 0.09
--------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                   0.09
--------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment
 income                (0.09)
--------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders                (0.09)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of year            $1.00
--------------------------------------------------------------------------------------------------------------------------
Total return (a)        8.63%
Ratio to average
net assets of:
 Expenses, net of
 waivers and reim-
 bursements             0.50%
 Expenses, before
 waivers and reim-
 bursements             0.50%
 Net investment
 income, net of
 waivers and
 reimbursements         8.63%
 Net investment
 income, before
 waivers and
 reimbursements         8.63%
Net assets at end
of year (in thou-
sands)              $423,517
--------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Total return for the year ended November 30, 1995 would have been 5.53% absent the effect of a capital contribution equivalent to $.0011 per share received from Northern Trust Corporation.


See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Government Select Portfolio

                                                                    Shares
                          ----------------------------------------------------------------------------------------------
                             1998        1997       1996      1995         1994      1993      1992      1991    1990(a)
------------------------------------------------------------------------------------------------------------------------
Net asset value, begin-
ning of year                   $1.00       $1.00     $1.00     $1.00        $1.00     $1.00     $1.00     $1.00    $1.00
Income from investment
operations:
 Net investment income          0.05        0.05      0.05      0.06         0.04      0.03      0.04      0.06     0.01
------------------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations             0.05        0.05      0.05      0.06         0.04      0.03      0.04      0.06     0.01
------------------------------------------------------------------------------------------------------------------------
Distributions to share-
holders from:
 Net investment income         (0.05)      (0.05)    (0.05)    (0.06)       (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions to
shareholders                   (0.05)      (0.05)    (0.05)    (0.06)       (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
year                           $1.00       $1.00     $1.00     $1.00        $1.00     $1.00     $1.00     $1.00    $1.00
------------------------------------------------------------------------------------------------------------------------
Total return (b)                5.38%       5.41%     5.31%     5.82%(c)     3.84%     3.00%     3.71%     5.82%    0.50%
Ratio to average net as-
sets of (d):
 Expenses, net of waiv-
 ers and reimbursements         0.20%       0.20%     0.20%     0.20%        0.20%     0.20%     0.20%     0.20%    0.20%
 Expenses, before waiv-
 ers and reimbursements         0.39%       0.39%     0.40%     0.41%        0.43%     0.49%     0.52%     0.60%    1.33%
 Net investment income,
 net of waivers and
 reimbursements                 5.31%       5.30%     5.19%     5.67%        3.83%     2.99%     3.70%     5.78%    7.65%
 Net investment income,
 before waivers and
 reimbursements                 5.12%       5.11%     4.99%     5.46%        3.60%     2.70%     3.38%     5.38%    6.52%
Net assets at end of
year (in thousands)       $1,694,869  $1,239,393  $836,349  $685,142     $493,718  $386,507  $264,756  $160,750  $44,215
------------------------------------------------------------------------------------------------------------------------
                              Premier
                             ----------
                              1998(e)
---------------------------------------
Net asset value, begin-
ning of year                   $1.00
Income from investment
operations:
 Net investment income          0.00
---------------------------------------
Total income from in-
vestment operations             0.00
---------------------------------------
Distributions to share-
holders from:
 Net investment income         (0.00)
---------------------------------------
Total distributions to
shareholders                   (0.00)
---------------------------------------
Net asset value, end of
year                           $1.00
---------------------------------------
Total return (b)                0.10%
Ratio to average net as-
sets of (d):
 Expenses, net of waiv-
 ers and reimbursements         0.80%
 Expenses, before waiv-
 ers and reimbursements         0.99%
 Net investment income,
 net of waivers and
 reimbursements                 4.71%
 Net investment income,
 before waivers and
 reimbursements                 4.52%
Net assets at end of
year (in thousands)             $108
---------------------------------------

(a) For the period November 7, 1990 (commencement of operations) through November 30, 1990.
(b) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(c) Total return for the year ended November 30, 1995 would have been 5.80% absent the effect of a capital contribution equivalent to $.0002 per share received from Northern Trust Corporation.
(d) Annualized for periods less than one year.
(e) For the period November 23, 1998 (Premier share issue date) through November 30, 1998. Per share amounts from net investment income and distributions from net investment income are less than $0.01 per share.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Tax-Exempt Portfolio

                                                                  Shares
                     -----------------------------------------------------------------------------------------------------------
                       1998      1997      1996      1995      1994       1993        1992       1991      1990      1989
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year       $1.00     $1.00     $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00
Income from invest-
ment operations:
 Net investment in-
 come                    0.03      0.03      0.03      0.04      0.02        0.02        0.03      0.05      0.06      0.06
--------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.03      0.03      0.03      0.04      0.02        0.02        0.03      0.05      0.06      0.06
--------------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment in-
 come                   (0.03)    (0.03)    (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions
to shareholders         (0.03)    (0.03)    (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of year             $1.00     $1.00     $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------------------
Total return (a)         3.31%     3.44%     3.37%     3.71%     2.62%       2.27%       2.97%     4.57%     5.71%     6.04%
Ratio to average
net assets of:
 Expenses, net of
 waivers and reim-
 bursements              0.35%     0.35%     0.35%     0.35%     0.35%       0.34%       0.34%     0.35%     0.36%     0.49%
 Expenses, before
 waivers and reim-
 bursements              0.39%     0.39%     0.40%     0.41%     0.36%       0.38%       0.39%     0.40%     0.43%     0.49%
 Net investment in-
 come, net of waiv-
 ers and
 reimbursements          3.27%     3.38%     3.32%     3.63%     2.40%       2.27%       2.95%     4.57%     5.71%     6.03%
 Net investment in-
 come, before waiv-
 ers and
 reimbursements          3.23%     3.34%     3.27%     3.57%     2.39%       2.23%       2.90%     4.52%     5.64%     6.03%
Net assets at end
of year (in thou-
sands)               $748,151  $585,159  $638,507  $803,730  $853,103  $1,191,932  $1,226,480  $872,405  $752,257  $545,215
--------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the end of the year.


See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Notes to Financial Statements
November 30, 1998
1. Organization
Northern Institutional Funds (the "Trust") is a Delaware business trust which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust, formerly known as The Benchmark Funds, changed its name effective July 15, 1998. The Trust includes seventeen portfolios, each with its own investment objective. Prior to March 31, 1998, each portfolio was a series of The Benchmark Funds, a Massachusetts business trust, which reorganized into the Trust at the close of business on that date. The Northern Trust Company ("Northern") is the investment adviser for all of the Trust's money market portfolios and is the custodian and transfer agent for the Trust. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the money market portfolios.
 The Trust includes four diversified money market portfolios: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Each of these Portfolios has three classes of shares: Shares, Services Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. As of November 30, 1998, Shares, Service Shares and Premier Shares are outstanding for certain Portfolios.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation
Investments are valued at amortized cost, which approximates market value. Under the amortized cost method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.
 Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern. Northern administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios. The Diversified Assets and Government Portfolios had entered into such joint repurchase agreements as of November 30, 1998, as reflected in the accompanying Statements of Investments.

(c) Interest Income
Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(d) Federal Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no provision is made for federal taxes.
 At November 30, 1998, the Portfolios had approximately the following amount of capital loss carryforwards for U.S. federal income tax purposes:

                        Amount     Year of Expiration
-----------------------------------------------------
                    (in thousands)
Diversified Assets       $939             2002
-----------------------------------------------------

 This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(e) Expenses
Expenses arising in connection with a specific Portfolio are allocated to that Portfolio. Certain expenses arising in connection with a class of shares are allocated to that class of shares.
 Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative average net assets for the year.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Notes to Financial Statements
November 30, 1998

(f) Distributions
Each Portfolio's net investment income is declared daily as a dividend to shareholders of record as of 3:00 p.m., Chicago time. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and distributed at least annually.
 Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern in cash or automatically reinvested in additional shares of the Portfolio. Northern has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern, its affiliates or its correspondents.

3. Advisory, Transfer Agency, Custodian and Other Agreements
As compensation for the services rendered as investment adviser, including the assumption by Northern of the expenses related thereto, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of each Portfolio's average daily net assets.
 Until further notice, Northern has voluntarily agreed to waive .15% of its advisory fee for the Government Select Portfolio, reducing such fee to .10% per annum. The effect of this waiver by Northern for the year ended November 30, 1998 was to reduce advisory fees as shown on the accompanying Statements of Operations.
 As compensation for the services rendered as custodian and transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

4. Administration and Distribution Agreements
The Trust has an administration agreement with Goldman Sachs whereby each Portfolio pays the administrator a fee, computed daily and payable monthly, at an annual rate of .10% of each Portfolio's average daily net assets.
 In addition during the fiscal year prior to April 1, 1998, if the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to Northern pursuant to duties as advisor, and certain extraordinary expenses (such as taxes, interest and indemnification expenses), exceeded on an annualized basis .10% of a Portfolio's average daily net assets, Goldman Sachs reimbursed each Portfolio for the amount of the excess pursuant to the terms of the administration agreement. On April 1, 1998, upon the offering of the Portfolios' Premier Shares and Service Shares, Goldman Sachs reimbursed, each Portfolio's expense (including fees payable to Goldman Sachs as administrator, but excluding the fees payable to Northern for its duties as adviser and transfer agent, payments under the service plan for the Portfolios' Premier Shares and Service Shares and certain extraordinary expenses) which exceeded on an annualized basis .10% of the Portfolio's average daily net assets.
 No administration fees were waived under this agreement during the year ended November 30, 1998. Furthermore, Goldman Sachs voluntarily agreed to reimburse each Portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of its average daily net assets.
 Expenses reimbursed during the year ended November 30, 1998 are shown on the accompanying Statements of Operations.
 Goldman Sachs receives no compensation under the distribution agreement.

5. Service Plan
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern, its affiliates or other institutions ("Servicing Agents") under which they will render certain administrative support services and in some cases personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .25% and .50% of the average daily net asset value of the outstanding Service and Premier Shares, respectively. Furthermore, the Service Plan also provides for the payment of fees to Northern, Goldman Sachs or other institutions for consulting services, technology and systems support services to the Service and Premier Shares customers at an annual rate of up to .08% of the average daily net asset value of such shares serviced.

6. Bank Loans
Prior to January 16, 1998, the Trust maintained a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. As of January 16, 1998, the Trust maintains a $100,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the federal funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 There were no borrowings under this agreement during the year ended November 30, 1998.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Report of Independent Auditors

To the Shareholders and Trustees of
Northern Institutional Funds
Money Market Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Diversified Assets, Government, Government Select and Tax-Exempt Portfolios, comprising the Money Market Portfolios of the Northern Institutional Funds, as of November 30, 1998, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of the investments owned at November 30, 1998 by physical examination of the securities held by the custodian and by correspondence with central depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Diversified Assets, Government, Government Select and Tax-Exempt Portfolios, comprising the Money Market Portfolios of the Northern Institutional Funds, at November 30, 1998, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP

Chicago, Illinois
January 15, 1999

Investment Advisers

The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60675

Transfer Agent and Custodian

The Northern Trust Company

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Richard Gordon Cline
Edward J. Condon, Jr.
John W. English
Sandra Polk Guthman
Frederick T. Kelsey
Richard P. Strubel

Officers

Frank J. Polefrone, President
James A. Fitzpatrick, Vice President
Gordon Linke, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Michael J. Richman, Secretary
Deborah A. Farrell, Assistant Secretary
Steven Hartstein, Assistant Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

Independent Auditors

Ernst & Young LLP
233 S. Wacker Drive
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath LLP
1345 Chestnut Street
Philadelphia, PA 19107

This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Prospectus which contains facts concerning the objectives and policies, management expenses and other information.

                         NORTHERN INSTITUTIONAL FUNDS

                      FIXED INCOME AND EQUITY PORTFOLIOS














                                                                NOVEMBER 30 1998
                                 ANNUAL REPORT

Northern Institutional Funds
Fixed Income and Equity Portfolios

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Management's Discussion of Portfolio Performance...........................   2
Fixed Income Portfolios
  Statements of Investments
    Bond Portfolio.........................................................  23
    Intermediate Bond Portfolio............................................  25
    International Bond Portfolio...........................................  27
    Short-Intermediate Bond Portfolio......................................  28
    U.S. Government Securities Portfolio...................................  30
    U.S. Treasury Index Portfolio..........................................  31
  Statements of Assets and Liabilities.....................................  32
  Statements of Operations.................................................  33
  Statements of Changes in Net Assets......................................  34
  Financial Highlights.....................................................  36
Equity Portfolios
  Statements of Investments
    Balanced Portfolio.....................................................  42
    Diversified Growth Portfolio...........................................  45
    Equity Index Portfolio.................................................  47
    Focused Growth Portfolio...............................................  54
    International Equity Index Portfolio...................................  56
    International Growth Portfolio.........................................  68
    Small Company Index Portfolio..........................................  70
  Statements of Assets and Liabilities.....................................  92
  Statements of Operations.................................................  93
  Statements of Changes in Net Assets......................................  94
  Financial Highlights.....................................................  96
Notes to the Financial Statements.......................................... 103
Report of Independent Auditors............................................. 109

--------------------------------------------------------------------------------

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance

Northern Institutional Bond Portfolio

  Investors became increasingly risk-averse during the fiscal year, emphasizing liquidity at the expense of yield. This phenomenon was driven by the global financial distress that began in Asia and by Japan's inability to overcome its recession. Treasury securities already were benefiting from benign inflation and a growing government budget surplus when the flight-to-quality emerged. This demand for Treasuries set off a rally that pushed interest rates down by more than 1 percentage point across the yield curve.

  Not surprisingly, Treasuries outpaced sectors that exposed investors to greater risk. Specifically, corporate securities suffered because of credit concerns, lack of liquidity, and supply and demand factors. Likewise, the mortgage-backed security market underperformed, as prepayment and credit fears affected even the most protected securities.

  Later in the fiscal year, after the Federal Reserve began its first of three rate cuts, a greater degree of normalcy returned to the markets. Treasury securities started losing their safe-haven appeal, and investors re-engaged in risk-taking.

  The Portfolio's total return from commencement of operations to the fiscal year ended was ahead of its benchmark. While the Portfolio's concentration in non-Treasury securities, marginally greater interest rate sensitivity throughout most of the period offset the effects of the non-Treasury overweight. Security selection also contributed positively to the Portfolio's performance.

  Recently, we have moved the Portfolio's interest rate sensitivity closer to that of its benchmark, reflecting our current views toward rates. We also believe spread sectors offer attractive long-term value, so we have selectively increased exposure to these areas.

Mark Wirth
Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
     BOND PORTFOLIO VS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

         Bond Portfolio      Lehman Brothers
--------------------------------------------
 1/11/93        $10,000             $10,000
--------------------------------------------
11/30/93        $11,060             $11,052
--------------------------------------------
11/30/94        $10,613             $10,641
--------------------------------------------
11/30/95        $12,900             $12,587
--------------------------------------------
11/30/96        $13,619             $13,291
--------------------------------------------
11/30/97        $14,732             $14,275
--------------------------------------------
11/30/98        $16,250             $15,752
--------------------------------------------

                                                                         Lehman Brothers
 Average Annual Total Returns                                              Government/
      For Periods Ended                    Class A                          Corporate
      November 30, 1998:                   Shares                          Bond Index
One Year:                                  10.31%                            10.35%
----------------------------------------------------------------------------------------
Five Year:                                  8.00%                             7.34%
----------------------------------------------------------------------------------------
Since Commencement on 1/11/93:              8.59%                             8.02%

            Bond Portfolio      Lehman Brothers
-----------------------------------------------
 7/ 3/95           $10,000             $10,000
-----------------------------------------------
11/30/95           $11,608             $10,499
-----------------------------------------------
11/30/96           $11,174             $11,086
-----------------------------------------------
11/30/97           $12,054             $11,907
-----------------------------------------------
11/30/98           $13,265             $13,139
-----------------------------------------------

                                                                         Lehman Brothers
 Average Annual Total Returns                                              Government/
       For Periods Ended                   Class C                          Corporate
      November 30, 1998:                   Shares                          Bond Index
 One Year:                                 10.04%                            10.35%
----------------------------------------------------------------------------------------
 Since Commencement on 7/3/95:              8.63%                             8.32%

--------------------------------------------------------------------------------
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
     BOND PORTFOLIO VS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

----------------------------------------------------------
__.__    Bond Portfolio --.-- Lehman Brothers Government/
                              Corporate Bond Index
----------------------------------------------------------

-----------------------------------------
         Bond Portfolio   Lehman Brothers
-----------------------------------------
 9/14/94        $10,000          $10,000
-----------------------------------------
11/30/94        $ 9,906          $ 9,891
-----------------------------------------
11/30/95        $11,992          $11,700
-----------------------------------------
11/30/96        $12,612          $12,354
-----------------------------------------
11/30/97        $13,588          $13,269
-----------------------------------------
11/30/98        $14,932          $14,641
-----------------------------------------

                                                                         Lehman Brothers
 Average Annual Total Returns                                              Government/
      For Periods Ended                    Class D                          Corporate
      November 30, 1998:                   Shares                          Bond Index
One Year:                                   9.89%                            10.35%
----------------------------------------------------------------------------------------
Since Commencement on 9/14/94:              9.98%                             9.47%

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Intermediate Bond Portfolio

As global uncertainty intensified early in the fiscal year, investors sought refuge in the safety and liquidity of government bonds. Such activity helped yields decline by up to 1.25 percentage points for two-year Treasuries and 1 percentage point for 30-year Treasury bonds.
  Performance was not as good among non-Treasury sectors. The additional yield available in the corporate bond sector was swamped by price losses resulting from excess supply, earnings concerns and Asian weakness. Likewise, the mortgage-backed security market experienced some relative losses as prepayment risks affected even the most protected securities.
  The Portfolio experienced solid absolute total returns, as the generous "real yields" available in the bond market kept us fully invested. But the Portfolio's performance trailed that of its benchmark due to the Portfolio's overweight in non-Treasury sectors.
  Thanks primarily to the Federal Reserve's three recent interest rate cuts, which brought short-term interest rates down by 0.75 percentage points, spread sectors have seen some improvement. With a more "normal" environment returning to the fixed-income markets, Treasury securities have lost their safe-haven appeal, and investors have returned to corporate and mortgage-backed bonds. From a longer-term perspective, the risk/reward trade-off in these sectors appears quite favorable.

Steve Schafer
Portfolio Manager
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
  INTERMEDIATE BOND PORTFOLIO VS. THE LEHMAN BROTHERS INTERM. GOV'T/CORP INDEX

---------------------------------------------------
__.__    Intermediate Bond Portfolio
--.--    Lehman Brother's Interm. Gov't/Corp. Index
---------------------------------------------------

------------------------------------------------------------------------------------
         Intermediate Bond Portfolio     Lehman Brother's Interm. Gov't/Corp. Index
------------------------------------------------------------------------------------
  8/1/97                     $10,000                                        $10,000
------------------------------------------------------------------------------------
11/30/97                     $10,117                                        $10,200
------------------------------------------------------------------------------------
11/30/98                     $10,881                                        $11,102
------------------------------------------------------------------------------------

 Average Annual Total Returns                                                     Lehm. Int.
       For Periods Ended                      Class A                             Gov't/Corp
      November 30, 1998:                      Shares                                Index
 One Year                                      7.55%                                8.85%
 Since Commencement on 8/1/97:                 6.53%                                8.15%

------------------------------------------------------------------------------------
         Intermediate Bond Portfolio     Lehman Brother's Interm. Gov't/Corp. Index
------------------------------------------------------------------------------------
 10/5/98                     $10,000                                       $10,000
------------------------------------------------------------------------------------
11/30/98                     $ 9,989                                       $ 9,998
------------------------------------------------------------------------------------

 Aggregate Total Return                                                              Lehm. Int.
    For Period Ended                       Class D                                   Gov't/Corp
   November 30, 1998:                      Shares                                      Index
Commencement on 10/5/98:                   -0.70%                                      -0.11%

--------------------------------------------------------------------------------
Northern Institutional International Bond Portfolio

The Portfolio generated a substantial positive return over the 12 months ending November 30, 1998. This primarily was due to the continued fallout from the Asian crisis and its "spread" to Eastern Europe and Latin America. These events caused new fears of a sharp global economic slowdown. They also spawned a flight from risky financial assets and a rush by investors into the safety of high-quality government bonds. In response, yields on longer-dated industrialized government bonds declined sharply.
  Currency factors also played a role in the Portfolio's performance. Because most of the Portfolio's assets are denominated in foreign currencies, shareholders benefited from the general weakness in the U.S. dollar. However, the Portfolio underperformed its benchmark index due to the Portfolio's overweighted positions in U.S. dollars and British pounds.
  Looking forward, much of the good news that goes along with slower economic growth and low inflation is reflected in global interest rates. We continue to slightly overweight the United States and United Kingdom at the expense of an underweight in Japan. Given the nature of the Portfolio, the majority of the bonds are denominated in foreign currencies. As such, returns will continue to be very sensitive to the direction of the U.S. dollar.

Michael Lannan and Steven M. Schafer
Portfolio Managers
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL INTERNATIONAL BOND PORTFOLIO VS. THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX

--------------------------------------------------------------------------------
__.__    International Bond Portfolio
--.--    J.P. Morgan Non-U.S. Government Bond Index
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
         International Bond Portfolio    J.P. Morgan Non-U.S. Government Bond Index
------------------------------------------------------------------------------------
 3/25/94                      $10,000                                       $10,000
------------------------------------------------------------------------------------
11/30/94                      $10,403                                       $10,521
------------------------------------------------------------------------------------
11/30/95                      $12,296                                       $12,589
------------------------------------------------------------------------------------
11/30/96                      $13,461                                       $13,487
------------------------------------------------------------------------------------
11/30/97                      $13,055                                       $13,022
------------------------------------------------------------------------------------
11/30/98                      $14,602                                       $14,850
------------------------------------------------------------------------------------

                                                                                     J.P.
                                                                                    Morgan
 Average Annual Total Returns                                                      Non-U.S.
      For Periods Ended                       Class A                             Government
      November 30, 1998:                      Shares                              Bond Index
One Year:                                     11.85%                                14.04%
--------------------------------------------------------------------------------------------
Since Commencement on 3/28/94:                 8.42%                                 8.81%


------------------------------------------------------------------------------------
         International Bond Portfolio    J.P. Morgan Non-U.S. Government Bond Index
------------------------------------------------------------------------------------
11/20/95                      $10,000                                       $10,000
------------------------------------------------------------------------------------
11/30/95                      $ 9,970                                       $ 9,912
------------------------------------------------------------------------------------
11/30/96                      $10,872                                       $10,619
------------------------------------------------------------------------------------
11/30/97                      $10,504                                       $10,253
------------------------------------------------------------------------------------
11/30/98                      $11,704                                       $11,692
------------------------------------------------------------------------------------

                                                                                   J.P.
                                                                                  Morgan
 Average Annual Total Returns                                                    Non-U.S.
       For Periods Ended                      Class D                           Government
      November 30, 1998:                      Shares                            Bond Index
One Year:                                     11.43%                              14.04%
------------------------------------------------------------------------------------------
Since Commencement on 11/20/95:                5.33%                               5.30%

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Short-Intermediate Bond Portfolio

The Asian financial crisis and Japan's ongoing recession set the tone for a fiscal year in which investors became increasingly risk-averse, emphasizing liquidity at the expense of yield. With Treasury securities already benefiting from low inflation and a growing government budget surplus, the resultant flight to quality set off a rally that pushed interest rates down by more than 1 percentage point across the yield curve.
  In this environment, Treasuries outpaced spread sectors. For example, corporate securities suffered because of credit concerns, lack of liquidity, and comparatively worse supply and demand factors. Likewise, the mortgage-backed security market experienced some relative underperformance because prepayment and credit fears affected even the most protected securities.
  By the end of the year, the market began to improve, primarily because the Federal Reserve cut interest rates three times, bringing short-term rates down by 0.75 percentage points. With a greater degree of normalcy returning to the markets, Treasury securities have lost their safe-haven appeal as investors have re-engaged in risk taking.
  The Portfolio experienced solid absolute total returns for the fiscal year, as the generous "real yields" available in the bond market kept us fully invested. But the Portfolio slightly lagged its benchmark due to the Portfolio's overweight in non-Treasury securities.
  The Portfolio's interest rate sensitivity is currently positioned close to the benchmark, reflecting our views on the market. We believe that the risk/reward trade-off in spread sectors is now favorable, especially over the long term, and we have selectively increased the Portfolio's exposure to non-Treasury securities.

Mark Wirth
Portfolio Manager
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
            SHORT-INTERMEDIATE BOND PORTFOLIO VS. THE MERRILL LYNCH
                         1-5 CORPORATE/GOVERNMENT INDEX

------- Short-Intermediate Bond Portfolio
__.__   Merrill Lynch 1-5 Corporation/Government Bond Index

--------------------------------------------------------------------------------------------------
                    Short-Intermediate Bond Portfolio Merrill Lynch 1-5 Corporate/Government Index
--------------------------------------------------------------------------------------------------
 1/11/93                                     $10,000                                    $10,000
--------------------------------------------------------------------------------------------------
11/30/93                                     $10,590                                    $10,641
--------------------------------------------------------------------------------------------------
11/30/94                                     $10,679                                    $10,596
--------------------------------------------------------------------------------------------------
11/30/95                                     $11,916                                    $11,893
--------------------------------------------------------------------------------------------------
11/30/96                                     $12,592                                    $12,582
--------------------------------------------------------------------------------------------------
11/30/97                                     $13,341                                    $13,348
--------------------------------------------------------------------------------------------------
11/30/98                                     $14,342                                    $14,423
--------------------------------------------------------------------------------------------------

                                                                            Merrill Lynch
     Average Annual Total                                                   1-5 Corporate/
  Returns For Periods Ended                 Class A                           Government
      November 30, 1998:                    Shares                            Bond Index
One Year:                                    7.50%                              8.05%
------------------------------------------------------------------------------------------
Five Year:                                   6.25%                              6.27%
------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:               6.31%                              6.42%

---------------------------------------------------------------------------------------------------
Label               Short-Intermediate Bond Portfolio  Merrill Lynch 1-5 Corporate/Government Index
---------------------------------------------------------------------------------------------------
 9/14/94                                     $10,000                                     $10,000
---------------------------------------------------------------------------------------------------
11/30/94                                     $ 9,970                                     $ 9,928
---------------------------------------------------------------------------------------------------
11/30/95                                     $11,076                                     $11,143
---------------------------------------------------------------------------------------------------
11/30/96                                     $11,654                                     $11,788
---------------------------------------------------------------------------------------------------
11/30/97                                     $12,300                                     $12,507
---------------------------------------------------------------------------------------------------
11/30/98                                     $13,171                                     $13,514
---------------------------------------------------------------------------------------------------

                                                                            Merrill Lynch
     Average Annual Total                                                   1-5 Corporate/
  Returns For Periods Ended                 Class D                           Government
      November 30, 1998:                    Shares                            Bond Index
One Year:                                    7.08%                              8.05%
------------------------------------------------------------------------------------------
Since Commencement on 9/14/94:               6.75%                              7.41%

--------------------------------------------------------------------------------

Northern Institutional U.S. Government Securities Portfolio

At the onset of 1998, the Federal Reserve had an asymmetric bias toward higher interest rates. As the year drew to a close, though, the Fed had adopted a formal directive toward lower interest rates, cutting rates three times for a total of 0.75 percentage points.

  Clearly, expectations have changed. The inflation that was to accompany strong U.S. economic growth never materialized. Instead, Asian economic problems spread throughout the world, bringing slower worldwide growth, deflationary fears and a flight to quality. In this environment, the U.S. Treasury market was the best performing bond sector. Yields on two-year Treasuries, for example, declined 1.25 percentage points over the fiscal year.

  The Portfolio's performance was close to being in line with its benchmark, as the generous "real yields" available in the bond market kept us fully invested during most of the period. The Portfolio's position in mortgage-backed securities provided mixed returns due to prepayment risks, which caused even the most protected securities to experience some relative price losses.

  Because a more "normal" environment recently has returned to the fixed income markets, Treasury securities have lost their safe-haven status. Yields on intermediate-term Treasuries have increased modestly, and the yield curve has regained an upwardly sloping shape. We recently shifted the Portfolio to a more neutral interest rate posture, reflecting our views on economic growth and inflation.

Steve Schafer
Portfolio Manager

                        COMPARISON OF CHANGE IN VALUE OF
    $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES
              PORTFOLIO VS. THE MERRILL LYNCH 1-5 GOVERNMENT INDEX


            ___.___ U.S.Government Securities Portfolio
            ---.--- Merrill Lynch 1-5 Government Index

---------------------------------------------------------------------------------------------------
                         U.S. Government Securities Portfolio  Merrill Lynch 1-5 Government Index
---------------------------------------------------------------------------------------------------
4/4/93                                              $10,000                                 $10,000
---------------------------------------------------------------------------------------------------
11/30/93                                            $10,300                                 $10,346
---------------------------------------------------------------------------------------------------
11/30/04                                            $10,241                                 $10,295
---------------------------------------------------------------------------------------------------
11/30/95                                            $11,386                                 $11,538
---------------------------------------------------------------------------------------------------
11/30/96                                            $11,972                                 $12,192
---------------------------------------------------------------------------------------------------
11/30/97                                            $12,682                                 $12,929
---------------------------------------------------------------------------------------------------
11/30/98                                            $13,615                                 $13,976
---------------------------------------------------------------------------------------------------

 Average Annual Total Returns                                               Merrill Lynch
       For Periods Ended                    Class A                         1-5 Government
      November 30, 1998:                    Shares                              Index
 One Year:                                   7.36%                              8.10%
------------------------------------------------------------------------------------------
 Five Year:                                  5.74%                              6.20%
------------------------------------------------------------------------------------------
 Since Commencement on 4/5/93:               5.60%                              6.09%

-----------------------------------------------------------------------------------------------
                          U.S. Gov Sec Port           Merrill 1-5 Gov
-----------------------------------------------------------------------------------------------
12/29/95                                    $10,000                        $10,000
-----------------------------------------------------------------------------------------------
11/30/96                                    $10,405                        $10,476
-----------------------------------------------------------------------------------------------
11/30/97                                    $10,995                        $11,109
-----------------------------------------------------------------------------------------------
11/30/98                                    $11,775                        $12,009
-----------------------------------------------------------------------------------------------

 Average Annual Total Returns                                             Merrill Lynch
       For Periods Ended                    Class C                       1-5 Government
      November 30, 1998:                    Shares                            Index
One Year:                                    7.10%                            8.10%
----------------------------------------------------------------------------------------
Since Commencement on 12/29/95:              5.75%                            6.46%

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional U.S. Government Securities Portfolio--Continued

                        COMPARISON OF CHANGE IN VALUE OF
    $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES
              PORTFOLIO VS. THE MERRILL LYNCH 1-5 GOVERNMENT INDEX

---------------------------------------------
__.__    U.S. Government Securities Portfolio
--.--    Merrill Lynch 1-5 Government Index
---------------------------------------------

------------------------------------------------------------------------------------
         U.S. Government Securities Portfolio    Merrill Lynch 1-5 Government Index
------------------------------------------------------------------------------------
 9/15/94                              $10,000                               $10,000
------------------------------------------------------------------------------------
11/30/94                              $ 9,910                               $ 9,913
------------------------------------------------------------------------------------
11/30/95                              $10,966                               $11,110
------------------------------------------------------------------------------------
11/30/96                              $11,490                               $11,740
------------------------------------------------------------------------------------
11/30/97                              $12,123                               $12,450
------------------------------------------------------------------------------------
11/30/98                              $12,967                               $13,458
------------------------------------------------------------------------------------

 Average Annual Total Returns                                             Merrill Lynch
       For Periods Ended                    Class D                       1-5 Government
      November 30, 1998:                    Shares                           Index
One Year:                                    6.96%                            8.10%
----------------------------------------------------------------------------------------
Since Commencement on  9/15/94:              6.36%                            7.31%

--------------------------------------------------------------------------------
Northern Institutional U.S. Treasury Index Portfolio

Several important factors influenced the Treasury market during the fiscal year: the flight to quality as investors replaced stocks with less-volatile bonds; the anticipation of the Federal Reserve lowering interest rates; the Fed actually lowering rates--three times; and continued low inflation.
  These factors caused yields to decline by more than 1 percentage point in the two- to 10-year range and by about 1 percentage point on the long end. U.S. Treasuries outpaced investment-grade corporate bonds, mortgage- and asset-backed securities and U.S. agency securities, returning close to 11% for the one-year period ending November 30, 1998.
  As designed, the Portfolio's fiscal-year performance was in line with the Lehman U.S. Treasury Bond Index. We will continue to pursue a passive investment strategy by investing in securities represented by the Index. Our ongoing goal is to seek returns that closely approximate those of the Index.

Kenneth R. Duetsch II
Portfolio Manager
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO VS. THE LEHMAN BROTHERS U.S. TREASURY BOND INDEX

--------------------------------------------------------------------------------
__.__    U.S. Treasury Index Portfolio
--.--    Lehman Brothers Treasury Bond Index
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
         U.S. Treasury Index Portfolio   Lehman Brothers Treasury Bond Index
-------------------------------------------------------------------------------------
 1/11/93                      $10,000                                        $10,000
-------------------------------------------------------------------------------------
11/30/93                      $10,994                                        $11,019
-------------------------------------------------------------------------------------
11/30/94                      $10,576                                        $10,625
-------------------------------------------------------------------------------------
11/30/95                      $12,369                                        $12,473
-------------------------------------------------------------------------------------
11/30/96                      $13,000                                        $13,127
-------------------------------------------------------------------------------------
11/30/97                      $13,697                                        $14,088
-------------------------------------------------------------------------------------
11/30/98                      $15,492                                        $15,634
-------------------------------------------------------------------------------------

     Average Annual Total                                                Lehman Brothers
  Returns For Periods Ended                Class A                        U.S. Treasury
      November 30, 1998:                   Shares                          Bond Index
One Year:                                  10.92%                            10.98%
----------------------------------------------------------------------------------------
Five Year:                                  7.10%                             7.25%
----------------------------------------------------------------------------------------
Since Commencement on 1/11/93:              7.71%                             7.88%

-------------------------------------------------------------------------------------
         U.S. Treasury Index Portfolio   Lehman Brothers Treasury Bond Index
-------------------------------------------------------------------------------------
 10/7/98                      $10,000                                        $10,000
-------------------------------------------------------------------------------------
11/30/98                      $ 9,979                                        $ 9,995
-------------------------------------------------------------------------------------

     Aggregate Total                                                         Lehman Brothers
 Return For Period Ended                 Class C                              U.S. Treasury
    November 30, 1998:                   Shares                                Bond Index
 Commencement on 10/7/98:                -1.39%                                  -0.34%

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional U.S. Treasury Index Portfolio--Continued

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO VS. THE LEHMAN BROTHERS U.S. TREASURY BOND INDEX

--------------------------------------------------------------------------------
__.__    U.S. Treasury Index Portfolio
--.--    Lehman Brothers Treasury Bond Index
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
         U.S. Treasury Index Portfolio   Lehman Brothers Treasury Bond Index
-------------------------------------------------------------------------------------
11/16/94                      $10,000                                        $10,000
-------------------------------------------------------------------------------------
11/30/94                      $10,037                                        $10,069
-------------------------------------------------------------------------------------
11/30/95                      $11,687                                        $11,821
-------------------------------------------------------------------------------------
11/30/96                      $12,239                                        $12,441
-------------------------------------------------------------------------------------
11/30/97                      $13,099                                        $13,352
-------------------------------------------------------------------------------------
11/30/98                      $14,474                                        $14,817
-------------------------------------------------------------------------------------

  Average Annual
  Total Returns                                                                Lehman Brothers
For Periods Ended                    Class D                                    U.S. Treasury
November 30, 1998:                   Shares                                      Bond Index
One Year:                            10.50%                                        10.98%
----------------------------------------------------------------------------------------------
Since Commencement
 on 11/16/94:                         9.58%                                        10.22%

--------------------------------------------------------------------------------
Northern Institutional Balanced Portfolio

The Portfolio posted strong results for the fiscal year, slightly outperformed by its benchmark index for the 12 months ending November 30, 1998. We attribute this to several factors. We maintained a neutral-to-overweight position in equities. Within the equity class, we focused on large-cap stocks and those with a high degree of earnings consistency. We avoided companies with a high degree of foreign exposure. We stayed away from economically sensitive issues. We kept a slightly longer duration in the fixed income component, versus the index. We continued to implement a low-turnover strategy.
  Despite the rich valuations within the large-cap sector, we felt that the heightened uncertainty in the world markets would create a general flight to quality, which would benefit this sector.
  A key strategy during the year was to lower the Portfolio's risk profile. We accomplished this by slightly trimming the equity weighting and by increasing the equity diversification. In the bond portfolio, we recently reduced the Portfolio's interest rate sensitivity (duration) to a neutral position. Earlier in the year, the Portfolio's duration was greater than that of the index, which helped the Portfolio's performance.
  Going forward, the Portfolio is positioned for a continued slowing economy and lower interest rates. Our belief is that high-quality companies will continue to be the preferred haven for most investors, and we are finding some opportunities outside the large-cap arena. In the bond market, we continue to favor corporate and mortgage-backed bonds over Treasuries.

Jon Brorson and Monty Memler
Portfolio Managers
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
   BALANCED PORTFOLIO VS. THE S&P 500 COMPOSITE STOCK PRICE INDEX, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX AND THE COMPOSITE INDEX

--------------------------------------------------------------------------------
__.__    Balanced Portfolio
--.--    S&P 500
 .-.x.    Lehman Brothers Intermediate Government/Corporate Bond Index
 ..+--    Composite Index*
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
         Balanced Portfolio  S&P 500     Lehman Brothers Intermediate Government Corp  Composite Index
---------------------------------------------------------------------------------------------------------
  7/1/93           $10,000     $10,000                                        $10,000            $10,000
---------------------------------------------------------------------------------------------------------
11/30/93           $10,312     $10,372                                        $10,195            $10,290
---------------------------------------------------------------------------------------------------------
11/30/94           $ 9,821     $10,485                                        $10,009            $10,304
---------------------------------------------------------------------------------------------------------
11/30/95           $11,807     $14,365                                        $11,462            $12,981
---------------------------------------------------------------------------------------------------------
11/30/96           $13,468     $18,369                                        $12,130            $15,261
---------------------------------------------------------------------------------------------------------
11/30/97           $15,797     $23,607                                        $12,897            $18,052
---------------------------------------------------------------------------------------------------------
11/30/98           $18,466     $29,178                                        $14,038            $21,166
---------------------------------------------------------------------------------------------------------

  Average Annual
  Total Returns
For Periods Ended        Class A           S&P 500            Lehman            Composite
November 30, 1998:       Shares             Index            Brothers             Index
One Year:                16.90%            23.60%             8.85%              17.25%
-----------------------------------------------------------------------------------------
Five Year:               12.36%            17.12%             6.61%              15.52%
-----------------------------------------------------------------------------------------
Since Commencement
 on 7/1/93:              11.98%            21.84%             6.46%              14.83%

----------------------------------------------------------------------------
         Balanced Portfolio    S&P 500   Composite Index    Lehman Brothers
----------------------------------------------------------------------------
  1/2/96           $10,000     $10,000           $10,000            $10,000
----------------------------------------------------------------------------
11/30/96           $11,272     $12,546           $11,582            $10,473
----------------------------------------------------------------------------
11/30/97           $13,188     $16,124           $13,701            $11,135
----------------------------------------------------------------------------
11/30/98           $15,317     $19,968           $16,086            $12,120
----------------------------------------------------------------------------

  Average Annual
  Total Returns
For Periods Ended        Class C           S&P 500            Lehman            Composite
November 30, 1998:       Shares             Index            Brothers             Index
One Year:                16.61%            23.60%             8.85%              17.25%
-----------------------------------------------------------------------------------------
Since Commencement
  on 12/29/95:           15.86%            26.69%             6.81%              17.66%

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Balanced Portfolio--Continued

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
   BALANCED PORTFOLIO VS. THE S&P 500 COMPOSITE STOCK PRICE INDEX, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX AND THE COMPOSITE INDEX


-------  Balanced Portfolio
___.___  S&P 500

---X---  Lehman Brothers Intermediate Government/Corporate
         Bond Index
---+---  Composite Index

------------------------------------------------------------------------------------------------------------------
                          Balanced Portfolio   Lehman Brothers       S&P 500      Composite Index
------------------------------------------------------------------------------------------------------------------
        2/20/96                    $10,000            $10,000       $10,000           $10,000
------------------------------------------------------------------------------------------------------------------
       11/30/96                    $11,055            $10,455       $12,026           $11,227
------------------------------------------------------------------------------------------------------------------
       11/30/97                    $12,914            $11,116       $15,456           $13,281
------------------------------------------------------------------------------------------------------------------
       11/30/98                    $15,038            $12,100       $19,103           $15,572
------------------------------------------------------------------------------------------------------------------

  Average Annual
  Total Returns                                S&P
For Periods Ended         Class D              500                Lehman              Composite
November 30, 1998:        Shares              Index              Brothers               Index
One Year:                 16.45%              23.60%              8.85%                17.25%
-----------------------------------------------------------------------------------------------
Since Commencement
 on 2/20/96:              15.82%              26.24%              7.10%                17.28%

*The Composite Index consists of 55%, 40% and 5% of the S&P 500, The Lehman Brothers Intermediate Government/Corporate Bond Index and 91-Day Treasury Bills, respectively.

--------------------------------------------------------------------------------
Northern Institutional Diversified Growth Portfolio

The Portfolio posted solid results for the fiscal year, outperforming the S&P 500 Index. This strong performance primarily was due to overweighted positions in large-cap and high-quality securities and those with a high degree of earnings consistency. We expected that the growing uncertainty in world markets would create a general flight to quality, which would favor these securities.
  In addition, we avoided companies with a high degree of foreign exposure and those sensitive to economic factors, which helped performance. We also maintained our low turnover strategy, which proved successful given the heightened market volatility.
  As the year progressed, we lowered the Portfolio's risk profile by increasing diversification. This offered better insulation from specific losses in any one issue.
  Going forward, the Portfolio will continue to emphasize consistent growth areas, such as healthcare. The Portfolio is positioned for a slowing economy and lower interest rates--an environment in which high-quality companies will continue to be the preferred haven for most investors. We are, however, finding some of these opportunities in areas other than the large-cap companies that have dominated the performance scene for the past few years.

Jon Brorson
Portfolio Manager
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
    DIVERSIFIED GROWTH PORTFOLIO VS. THE S&P 500 COMPOSITE STOCK PRICE INDEX

         --.-- Diversified Growth Portfolio    - - . - - S&P 500 Index

-----------------------------------------------------------------------
                  Diversified Growth Portfolio       S&P 500
-----------------------------------------------------------------------
      1/11/93                         $10,000             $10,000
-----------------------------------------------------------------------
     11/30/93                         $10,738             $11,041
-----------------------------------------------------------------------
     11/30/94                          $9,988             $11,161
-----------------------------------------------------------------------
     11/30/95                         $12,441             $15,291
-----------------------------------------------------------------------
     11/30/96                         $15,032             $19,554
-----------------------------------------------------------------------
     11/30/97                         $19,100             $25,130
-----------------------------------------------------------------------
     11/30/98                         $23,918             $31,060
-----------------------------------------------------------------------

     Average Annual Total
  Returns For Periods Ended                    Class A                               S&P 500
      November 30, 1998:                       Shares                                 Index
One Year:                                      25.22%                                23.60%
--------------------------------------------------------------------------------------------
Five Year:                                     17.37%                                22.98%
--------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:                 15.96%                                21.22%

-------------------------------------------------------------------
                  Diversified Growth Portfolio       S&P 500
-------------------------------------------------------------------
     9/14/94                            $10,000             $10,000
-------------------------------------------------------------------
    11/30/94                             $9,486              $9,738
-------------------------------------------------------------------
    11/30/95                            $11,781             $13,341
-------------------------------------------------------------------
    11/30/96                            $14,183             $17,060
-------------------------------------------------------------------
    11/30/97                            $17,956             $21,925
-------------------------------------------------------------------
    11/30/98                            $22,396             $27,099
-------------------------------------------------------------------


                                       la

     Average Annual Total
  Returns For Periods Ended                    Class D                               S&P 500
      November 30, 1998:                       Shares                                 Index
One Year:                                      24.73%                                23.60%
--------------------------------------------------------------------------------------------
Since Commencement on 9/14/94:                 21.09%                                26.69%

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Equity Index Portfolio

For the fiscal year ending November 30, 1998, large-capitalization stocks, as represented by the S&P 500 Index, returned 23.60%. Large-cap stocks continued to outperform small-cap stocks, as measured by the Russell 2000 Index. For the fiscal year, the Russell 2000 Index declined 6.56%.
  As designed, the Portfolio's fiscal-year return closely tracked that of the S&P 500 Index. The slight difference was due primarily to expenses charged to the Portfolio and the restriction against investing each day's net admissions until the following morning.
  There were 48 additions and deletions to the Index during the fiscal year, all of which were incorporated into the Portfolio (with the exception of Northern Trust Corporation).
  Going forward, we will continue to follow a passive strategy designed to provide returns that closely track those of the S&P 500 Index.

Susan French
Portfolio Manager
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
       EQUITY INDEX PORTFOLIO VS. THE S&P 500 COMPOSITE STOCK PRICE INDEX

           --.-- Equity Index Portfolio     - - . - - S&P 500 Index


-----------------------------------------------------------
                         Equity Index Portfolio     S&P 500
-----------------------------------------------------------
 1/11/93                      $10,000               $10,000
-----------------------------------------------------------
11/30/93                      $11,008               $11,041
-----------------------------------------------------------
11/30/94                      $11,104               $11,161
-----------------------------------------------------------
11/30/95                      $15,168               $15,291
-----------------------------------------------------------
11/30/96                      $19,344               $19,554
-----------------------------------------------------------
11/30/97                      $24,747               $25,130
-----------------------------------------------------------
11/30/98                      $30,536               $31,060
-----------------------------------------------------------

     Average Annual Total
  Returns For Periods Ended                    Class A                               S&P 500
      November 30, 1998:                       Shares                                 Index
One Year:                                      23.39%                                23.60%
--------------------------------------------------------------------------------------------
Five Year:                                     22.64%                                22.98%
--------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:                 20.87%                                21.62%

-----------------------------------------------------------
                         Equity Index Portfolio     S&P 500
-----------------------------------------------------------
 1/11/93                     $10,000                $10,000
-----------------------------------------------------------
11/30/95                      $10,394               $10,402
-----------------------------------------------------------
11/30/96                      $13,225               $13,302
-----------------------------------------------------------
11/30/97                      $16,881               $17,095
-----------------------------------------------------------
11/30/98                      $20,779               $21,129
-----------------------------------------------------------



                    [LEHMAN PERFORMANCE GRAPH APPEARS HERE]

     Average Annual Total
  Returns For Periods Ended                    Class C                               S&P 500
      November 30, 1998:                       Shares                                 Index
One Year:                                      23.09%                                23.60%
--------------------------------------------------------------------------------------------
Since Commencement on 9/28/95:                 25.90%                                26.62%

--------------------------------------------------------------------------------
Northern Institutional Equity Index Portfolio--Continued

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
    FUND EQUITY INDEX PORTFOLIO VS. THE S&P 500 COMPOSITE STOCK PRICE INDEX

------------------------------------------------------
--.--  Equity Index Portfolio     --.-- S&P 500 Index
------------------------------------------------------

--------------------------------------------------------------
         Equity Index Portfolio     S&P 500
--------------------------------------------------------------
 9/14/94                $10,000                       $10,000
--------------------------------------------------------------
11/30/94                $ 9,732                       $ 9,738
--------------------------------------------------------------
11/30/95                $13,255                       $13,341
--------------------------------------------------------------
11/30/96                $16,860                       $17,060
--------------------------------------------------------------
11/30/97                $21,488                       $21,925
--------------------------------------------------------------
11/30/98                $26,408                       $27,099
--------------------------------------------------------------

     Average Annual Total
  Returns For Periods Ended                    Class D                               S&P 500
      November 30, 1998:                       Shares                                 Index
One Year:                                      22.90%                                23.60%
--------------------------------------------------------------------------------------------
Since Commencement on 9/14/94:                 25.92%                                26.69%

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Focused Growth Portfolio

Throughout the fiscal year, we remained focused on owning the largest-cap stocks that fit our quality growth philosophy. We had determined that the market was likely to continue favoring these stocks, so we continued to emphasize them in the Portfolio. This strategy resulted in a fiscal-year return that exceeded that of the S&P 500 Index.
  Among the Portfolio's top performers were Home Depot, Walgreen's, Staples, Cisco, and Warner Lambert--holdings that fit our focus on large, domestic, defensive stocks. In addition, our emphasis on health care and consumer non-durables and our shift away from cyclical industries contributed to the strong performance.
  We maintained a relatively stable portfolio composition throughout the year. The most significant changes involved reducing the Portfolio's concentration in technology and financials to more neutral positions and increasing exposure to health care and consumer stocks. In addition, we recently increased our exposure to mid-cap stocks, as we believe there are attractive opportunities in this market segment.

Jon Brorson
Portfolio Manager
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
      FOCUSED GROWTH PORTFOLIO VS. THE S&P 500 COMPOSITE STOCK PRICE INDEX

-----------------------------------------------------------
___.___ Focused Growth Portfolio     ---.--- S&P 500 Index
-----------------------------------------------------------

-------------------------------------------------
                Focused Growth       S&P 500
-------------------------------------------------
      7/1/93       $10,000              $10,000
-------------------------------------------------
    11/30/93       $10,433              $10,372
-------------------------------------------------
    11/30/94       $ 9,791              $10,485
-------------------------------------------------
    11/30/95       $12,570              $14,365
-------------------------------------------------
    11/30/06       $14,811              $18,369
-------------------------------------------------
    11/30/97       $18,816              $23,607
-------------------------------------------------
    11/30/98       $23,338              $29,179
-------------------------------------------------

    Average Annual Total
  Returns For Periods Ended                    Class A                                 S&P 500
     November 30, 1998:                        Shares                                   Index
One Year:                                      24.03%                                  23.60%
----------------------------------------------------------------------------------------------
Five Year:                                     17.47%                                  22.98%
----------------------------------------------------------------------------------------------
Since Commencement on 7/1/93:                  16.92%                                  21.84%


--------------------------------------------------------------
                   Focused Growth         S&P 500 Index
--------------------------------------------------------------
     6/14/96          $10,000                $10,000
--------------------------------------------------------------
    11/30/96          $10,751                $11,481
--------------------------------------------------------------
    11/30/97          $13,627                $14,756
--------------------------------------------------------------
    11/30/98          $16,860                $18,237
--------------------------------------------------------------

     Average Annual Total
  Returns For Periods Ended                    Class C                               S&P 500
      November 30, 1998:                       Shares                                 Index
One Year:                                      23.73%                                23.60%
--------------------------------------------------------------------------------------------
Since Commencement on 6/14/96:                 23.63%                                27.60%

--------------------------------------------------------------------------------
Northern Institutional Focused Growth Portfolio--Continued

                    COMPARISON OF CHANGE IN VALUE OF $10,000
                      INVESTMENT IN NORTHERN INSTITUTIONAL
                      FOCUSED GROWTH PORTFOLIO VS. THE S&P
                        500 COMPOSITE STOCK PRICE INDEX

__.__ Focused Growth Portfolio          --.-- S&P 500 Index

-----------------------------------------------------------
                   Focused Growth             S&P 500
-----------------------------------------------------------
     12/8/94            $10,000                $10,000
-----------------------------------------------------------
    11/30/95            $13,097                $13,767
-----------------------------------------------------------
    11/30/96            $15,378                $17,605
-----------------------------------------------------------
    11/30/97            $19,458                $22,626
-----------------------------------------------------------
    11/30/98            $24,050                $27,966
-----------------------------------------------------------


     Average Annual Total
  Returns For Periods Ended                    Class D                               S&P 500
      November 30, 1998:                       Shares                                 Index
One Year:                                      23.60%                                23.60%
--------------------------------------------------------------------------------------------
Since Commencement on 12/8/94:                 24.66%                                29.48%

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional International Equity Index Portfolio

International stocks, represented by the Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index, returned 16.45% (in U.S. dollars, net of foreign withholding taxes) for the fiscal year. After a significant correction of -10.63% during the third fiscal quarter ending in August, the EAFE Index rebounded during the fourth quarter by returning 12.59%. Compared to large-capitalization domestic stocks, represented by the S&P 500 Index, the EAFE Index underperformed by 6.29 percentage points.
  As designed, the Portfolio's performance closely tracked that of the EAFE Index during the fiscal year. To the extent that cash flows and market conditions allow, each security of the Index is held in its proper weight in the Portfolio in an attempt to achieve the total return of the Index (after expenses). The Portfolio is rebalanced when needed and is realigned annually in tandem with the Index.
  A significant change occurred on September 30, 1998, when Morgan Stanley Capital International removed Malaysia from the EAFE Index in response to the Malaysian government's capital restrictions imposed earlier in the month. After this was announced, we made the corresponding changes to the Portfolio.
  Going forward, we will continue to practice a passive investment strategy as we seek returns that approximate those of the EAFE Index.

Andrew C. Buchner
Portfolio Manager
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
      INTERNATIONAL EQUITY INDEX PORTFOLIO VS. THE MORGAN STANLEY CAPITAL
           INTERNATIONAL EUROPE, AUSTRALIA, AND FAR EAST (EAFE) INDEX

___.___ International Equity Index        ---.--- EAFE Index


--------------------------------------------------------------------------------
                      International Equity Index    EAFE
--------------------------------------------------------------------------------
       4/1/97                             $10,000                   $10,000
------------------------------------------------------------------------------
     11/30/97                             $10,545                   $10,440
------------------------------------------------------------------------------
     11/30/98                             $12,180                   $12,157
--------------------------------------------------------------------------------

    Average Annual Total
  Returns For Periods Ended                    Class A                                  EAFE
     November 30, 1998:                        Shares                                  Index
One Year:                                      15.50%                                  16.45%
---------------------------------------------------------------------------------------------
Since Commencement on 4/1/97:                  12.57%                                  12.44%


-----------------------------------------------------------------------------
                      International Equity Index    EAFE
-----------------------------------------------------------------------------
     10/5/98                              $10,000                   $10,000
-----------------------------------------------------------------------------
    11/30/98                              $10,236                   $10,304
-----------------------------------------------------------------------------


     Aggregate Total
 Return For Period Ended                     Class D                                      EAFE
    November 30, 1998:                       Shares                                      Index
 Commencement on 10/5/98:                    21.15%                                      16.14%

--------------------------------------------------------------------------------
Northern Institutional International Growth Portfolio

Our cautious stance toward the Asian markets helped push the Portfolio's performance well ahead of the benchmark for the fiscal year. We believed that the real magnitude of the Asian financial crisis was much greater than the consensus believed. As a result, we kept the Portfolio heavily underweighted in Asia and the emerging markets and overweighted in Europe.
  Within the European markets, we focused on financial, pharmaceutical and telecommunications stocks. We expected these sectors to benefit from lower interest rates and a flight to safety and high-quality growth stocks.
  In the second half of the fiscal year, we shifted our focus toward a more defensive stance in Europe. We also modestly increased the Portfolio's weighting in Japan and Southeast Asia to take advantage of some attractively priced stocks.
  We believe that the consensus outlook for economic growth in 1999 is too pessimistic considering that the world's central bankers have cut short-term interest rates more than 50 times in less than three months. As such, we plan to remain overweighted in Europe and maintain below-average exposure to Asia. In Europe, we favor large-capitalized, high-quality stocks in the pharmaceutical, telecommunications and technology sectors. In Japan, our focus is on defensive domestic issues and technology stocks.

Robert LaFleur
Portfolio Manager
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
  INTERNATIONAL GROWTH PORTFOLIO VS. THE MORGAN STANLEY CAPITAL INTERNATIONAL
                  EUROPE, AUSTRALIA, AND FAR EAST (EAFE) INDEX

__.__ International Growth Portfolio
--.-- EAFE Index

-----------------------------------------------------------------------------------------
               International Growth Portfolio     Lehman Brother's Interm. Gov't/Corp.
-----------------------------------------------------------------------------------------
 3/25/94                             $10,000                                      $10,000
-----------------------------------------------------------------------------------------
11/30/94                             $10,211                                      $10,204
-----------------------------------------------------------------------------------------
11/30/95                             $ 9,974                                      $10,976
-----------------------------------------------------------------------------------------
11/30/96                             $10,967                                      $12,267
-----------------------------------------------------------------------------------------
11/30/97                             $11,429                                      $12,218
-----------------------------------------------------------------------------------------
11/30/98                             $13,774                                      $14,228
-----------------------------------------------------------------------------------------

     Average Annual Total
  Returns For Periods Ended                     Class A                                  EAFE
      November 30, 1998:                        Shares                                  Index
One Year:                                       20.44%                                  16.45%
----------------------------------------------------------------------------------------------
Since Commencement on 3/28/94:                   7.08%                                   7.82%

-----------------------------------------------------------------------------------------
               International Growth Portfolio     EAFE Index
-----------------------------------------------------------------------------------------
11/16/94                              $10,000                                     $10,000
-----------------------------------------------------------------------------------------
11/30/94                              $ 9,744                                     $ 9,823
-----------------------------------------------------------------------------------------
11/30/95                              $ 9,474                                     $10,567
-----------------------------------------------------------------------------------------
11/30/96                              $10,382                                     $11,809
-----------------------------------------------------------------------------------------
11/30/97                              $10,776                                     $11,762
-----------------------------------------------------------------------------------------
11/30/98                              $12,926                                     $13,696
-----------------------------------------------------------------------------------------

     Average Annual Total
   Returns For Periods Ended                    Class D                                EAFE
      November 30, 1998:                        Shares                                Index
One Year:                                        19.91%                               16.45%
--------------------------------------------------------------------------------------------
Since Commencement on 11/16/94:                   6.56%                                8.10%

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Small Company Index Portfolio

After falling 25.78% during the third fiscal quarter ending in August, small company stocks, as represented by the Russell 2000 Index, rebounded during the fourth fiscal quarter with an 18.11% return. For the fiscal year ended November 30, 1998, the Index declined 6.56%, assuming dividend reinvestment. Compared to large-capitalization stocks, as represented by the S&P 500 Index, the Russell 2000 Index underperformed for the fiscal year by 30.16 percentage points.
  As designed, the Portfolio's performance closely tracked that of the Russell 2000 Index. To the extent that cash flows and market conditions allow, each security of the Index is held in its proportionate weight in the Portfolio in an attempt to achieve the total return of the Index (after expenses). The limited use of futures contracts facilitates cost-efficient, short-term equity exposure that allows the Portfolio to be fully invested with minimal cash balances at all times. The Portfolio is rebalanced when needed and is realigned during the annual Index reconstitution at the beginning of every July.
  Looking ahead, we will continue to manage the Portfolio in an attempt to provide small-stock returns that closely track those of the Russell 2000 Index.

Andrew C. Buchner
Portfolio Manager
 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
               SMALL COMPANY PORTFOLIO VS. THE RUSSELL 2000 INDEX

__.__ Small Company Portfolio
--.-- Russell 2000 Index

-------------------------------------------------------------------------------
               Small Company Portfolio       Lehman Brother's Interm. Gov/Corp.
-------------------------------------------------------------------------------
 1/11/93                       $10,000                                 $10,000
-------------------------------------------------------------------------------
11/30/93                       $11,409                                 $11,515
-------------------------------------------------------------------------------
11/30/94                       $11,233                                 $11,363
-------------------------------------------------------------------------------
11/30/95                       $14,352                                 $14,576
-------------------------------------------------------------------------------
11/30/96                       $16,642                                 $16,976
-------------------------------------------------------------------------------
11/30/97                       $20,480                                 $20,921
-------------------------------------------------------------------------------
11/30/98                       $19,042                                 $19,549
-------------------------------------------------------------------------------

     Average Annual Total
  Returns For Periods Ended                  Class A                           Russell 2000
      November 30, 1998:                     Shares                               Index
One Year:                                    -7.02%                               -6.56%
-------------------------------------------------------------------------------------------
Five Year:                                   10.79%                               11.16%
-------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:               11.55%                               12.05%

-------------------------------------------------------------------------------
               Small Company Portfolio       Russell 2000
-------------------------------------------------------------------------------
  1/8/98                       $10,000                                 $10,000
-------------------------------------------------------------------------------
11/30/98                       $ 9,409                                 $ 9,259
-------------------------------------------------------------------------------

       Aggregate Total
   Return For Period Ended                  Class C                           Russell 2000
     November 30, 1998:                     Shares                               Index
Since Commencement on 1/8/98:               -6.54%                               -8.23%

--------------------------------------------------------------------------------
Northern Institutional Small Company Index Portfolio--Continued

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
               SMALL COMPANY PORTFOLIO VS. THE RUSSELL 2000 INDEX


          ___.___ Small Company Portfolio
          ---.--- Russell 2000 Index

-------------------------------------------------------------------------------------------
                           Small Company Portfolio        Russell 2000
-------------------------------------------------------------------------------------------
12/30/94                                     $10,000                          $10,000
-------------------------------------------------------------------------------------------
11/30/95                                     $13,162                          $13,263
-------------------------------------------------------------------------------------------
11/30/96                                     $15,295                          $15,447
-------------------------------------------------------------------------------------------
11/30/97                                     $18,764                          $19,036
-------------------------------------------------------------------------------------------
11/30/98                                     $17,342                          $17,787
-------------------------------------------------------------------------------------------

  Average Annual
  Total Returns
For Periods Ended                      Class D                                       Russell 2000
November 30, 1998:                     Shares                                           Index
One Year:                              -7.58%                                           -6.56%
-------------------------------------------------------------------------------------------------
Since Commencement
 on 12/8/94:                           14.83%                                           15.56%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands)

           Description
-------------------------------------------------------------------
 Principal                             Maturity
  Amount   Rate                          Date        Value
-------------------------------------------------------------------
                  Bond Portfolio
 ASSET-BACKED SECURITIES--12.0%
 Automotive--5.1%
           Banc One Auto
            Grantor Trust,
           Series 1997-B, Class
            A
 $10,329     6.29%                      7/20/04     $10,455
           WFS Financial Owner
            Trust,
           Series 1997-A, Class
            A-3
   7,680     6.50                       9/20/01       7,766
           Series 1997-D, Class
            A-3
  16,000     6.25                       3/20/02      16,140
                                                    -------
                                                     34,361
                                                    -------
 Home Equity Loans--4.5%
           Contimortgage Home
           Equity Loan Trust,
           Interest Only
           Stripped Security,
           Series 1998-1, Class
           A10I
   --        6.50                       9/15/00      10,550
           Contimortgage Net
           Interest Margin
           Notes, Series 1998-
           A, Class A(/1/)
   6,851     7.92                       3/16/28       6,740
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class
           A(/1/)
   9,333     7.41                      11/26/28       8,889
           The Money Store
           Trust, Series 1997-
           1(/1/)
   3,744     7.36                       5/16/01       3,743
                                                    -------
                                                     29,922
                                                    -------
 Other--2.4%
           California
            Infrastructure &
            Economic
            Development, Series
            1997-1, Class A4
  15,785     6.22                       3/25/04      16,258
-------------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $84,124)                                    $80,541
-------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  7.9%
           American Southwest
           Financial Securities
           Corp., Series 1996
           FHA-1, Class A-1
 $    41     6.675%                    11/25/38     $    41
           Delta Funding Corp.,
           Interest Only
           Stripped Security,
           Series 1991-1, Class
           A-4(/1/)
   --       18.00                        1/1/06           9
           Donaldson, Lufkin, &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Adjustable Rate,
           Interest Only
           Stripped Security,
           Series 1995-QE10
   --       6.814                      11/25/25         445
           Donaldson, Lufkin, &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Series 1994-Q8,
           Class 2-A1
   3,505     7.25                       5/25/24       3,551

           Description
-------------------------------------------------------------------
Principal                                   Maturity
 Amount    Rate                               Date       Value
-------------------------------------------------------------------
           First Union-Lehman
           Brothers-Bank of
           America Commercial
           Mortgage Trust,
           Series 1998-C2,
            Class A-2
$  11,840    6.50%                           5/15/07    $ 12,225
           Lehman FHA Title
           Loan Trust,
           Interest Only
           Stripped Security,
           Series 1996-2, Class
           S
     --     0.586                            5/25/17       1,898
           Morgan Stanley
           Capital I,
           Series 1998-WF1,
           Class A2
   20,000    6.55                           12/15/07      20,502
           PNC Mortgage
            Securities Corp.,
           Series 1996-PR1,
            Class A(/1/)
    7,387    5.85                            4/28/27       7,673
           Residential Asset
            Securitization
            Trust,
           Series 1997-A8,
            Class A-3
    6,354    7.00                           10/25/27       6,354
-------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
 OBLIGATIONS (Cost $52,619)                             $ 52,698
-------------------------------------------------------------------
CORPORATE AND FOREIGN GOVERNMENT
 BONDS--17.3%
Beverages--2.5%
           Coca-Cola Co.
$  14,935    6.70%                          10/15/36    $ 16,421
                                                        --------
Insurance--3.3%
           Anthem
            Insurance(/1/)
    6,000    9.00                             4/1/27       6,485
           Lumberman's Mutual Casualty
            Co.
    7,050    9.15                             7/1/26       8,300
    4,830    8.30                            12/1/37       5,153
    1,960    8.45                            12/1/97       2,007
                                                        --------
                                                          21,945
                                                        --------
Retail--2.3%
           Penney (J.C.) & Co.,
            Inc.
   15,000    6.90                            8/15/26      15,507
                                                        --------
Sanitary Services--2.4%
           WMX Technologies,
            Inc.(/1/)
   15,300    7.10                            8/01/26      16,241
                                                        --------
Sovereign--6.0%
           Asian Development
            Bank
   20,360    6.375                            10/1/28      22,126
           Quebec (Province
            of), Canada
            Medium-Term Note
   15,450    7.22                             7/22/36      17,907
                                                         --------
                                                           40,033
                                                         --------
Transportation Services--0.8%
           Burlington Northern
            Santa Fe Corp.
    5,000    6.53                             7/15/37       5,121
-------------------------------------------------------------------
TOTAL CORPORATE AND FOREIGN
 GOVERNMENT BONDS (Cost
 $110,560)                                               $115,268
-------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands)

           Description
-------------------------------------------------------

 Principal                         Maturity
  Amount   Rate                      Date       Value
-------------------------------------------------------
                  Bond Portfolio--Continued
 U.S. GOVERNMENT AGENCIES--10.9%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  1.1%
 Fannie Mae REMIC Trust--0.8%
           Series 1996-M4,
            Class A
 $  2,277    7.75%                 3/17/17    $  2,343
           Series 1992-73,
            Class G
    3,111    7.50                  4/25/21       3,128
                                              --------
 Fannie Mae REMIC Trust                          5,471
                                              --------
  Interest Only Stripped Securi-
  ties--0.3%
           Series 278, Class 2
       --    1.252                 8/01/25         462
           Series 1997-20,
            Class IO
       --    1.84                  3/25/27       1,532
                                              --------
                                                 1,994
                                              --------
 Fannie Mae REMIC Trust
  Principal Only Stripped Secu-
  rities--0.0%
           Series 1994-9, Class
            G
      215    5.15                 11/25/23         207
                                              --------
 MORTGAGE-BACKED SECURITIES--
  9.8%
 Fannie Mae--4.8%
           Pool #452480
 $ 32,623    6.00%                 11/1/28    $ 32,195
                                              --------
 Freddie Mac--5.0%
           Pool #252649
        1    6.50                   6/1/04           1
           Pool #C18118
   16,004    6.00                  11/1/28      15,804
           Pool #G00767
   16,970    7.50                   8/1/27      17,426
                                              --------
                                                33,231
-------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $75,573)                              $ 73,098
-------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  40.2%
 U.S. Treasury Bonds--19.7%
 $ 92,600    7.125%                2/15/23    $114,983
   15,000    6.00                  2/15/26      16,477
                                              --------
                                               131,460
                                              --------
 U.S. Treasury Inflation Index
  Notes--5.0%
   33,555    3.625                 1/15/08      33,702
                                              --------
 U.S. Treasury Notes--15.5%
   34,415    6.625                 7/31/01      36,120
   58,795    7.50                  2/15/05      67,348
                                              --------
                                               103,468
-------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $256,297)                             $268,630
-------------------------------------------------------

           Description
--------------------------------------------------------
  Shares/
 Principal                         Maturity
  Amount   Rate                      Date       Value
--------------------------------------------------------
 PREFERRED STOCKS--2.8%
 Agency--2.2%
  15,000   Home Ownership
            Funding Corp.                     $ 14,614
 Real Estate--0.6%
   4,600   Tier One Properties,
            Inc.                                 4,411
--------------------------------------------------------
 TOTAL PREFERRED STOCKS (Cost
  $19,600)                                    $ 19,025
--------------------------------------------------------
 FLOATING RATE BANK NOTES--3.9%
           Lloyds Bank PLC
 $14,950     6.00%                12/15/98    $ 12,355
           Midland Bank PLC
   2,500     6.00                 12/29/98       1,914
           National Westminster
            Bank
  15,300     5.375                 2/26/99      12,113
--------------------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $28,032)                              $ 26,382
--------------------------------------------------------
 SHORT-TERM INVESTMENT--3.6%
           Societe Generale,
            Paris
 $23,771     5.375%                12/1/98    $ 23,771
--------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $23,771)                              $ 23,771
--------------------------------------------------------
 TOTAL INVESTMENTS--98.6%
  (Cost $650,576)                             $659,413
--------------------------------------------------------
 Other assets, less liabili-
  ties--1.4%                                     9,593
--------------------------------------------------------
 NET ASSETS--100.0%                           $669,006
--------------------------------------------------------
--------------------------------------------------------

(/1/)At November 30, 1998, the Portfolio owned restricted securities valued at approximately $49,780 (7.4% of net assets), with an aggregate cost basis of $49,357. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-------------------------------------------------------------------
 Principal                               Maturity
  Amount   Rate                            Date         Value
-------------------------------------------------------------------
           Intermediate Bond Portfolio
 ASSET-BACKED SECURITIES--12.8%
 Automotive--7.0%
           Chevy Chase
           Automobile
           Receivables Trust,
           Series 1997-4, Class
           A
 $  377      6.25%                       6/15/04      $   380
           Olympic Automobile
           Receivables Trust,
           Series 1996-D, Class
           A-4
    500      6.05                        8/15/02          504
           Western Financial
           Owner Trust,
           Series 1997-D, Class
           A-3
    500      6.25                        3/20/02          504
           Series 1998-B, A-3
    750      5.95                        7/20/02          754
                                                      -------
                                                        2,142
                                                      -------
 Financial--2.3%
           California
           Infrastructure &
           Economic
           Development, Series
           1997-1, Class A-4
    690      6.22                        3/25/04          711
                                                      -------
 Home Equity Loans--3.5%
           Advanta Mortgage
           Loan Trust, Interest
           Only Stripped
           Security,
           Series 1998-1 Class
           AI0
     --      5.00                       10/25/00          403
           Contimortgage Net
           Interest Margin
           Notes, Series 1998-
           A, Class A(/1/)
    208      7.92                        3/16/28          205
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class
           A
    364      7.41                       11/26/28          347
           The Money Store
           Trust, Series 1997-
           1(/1/)
     84      7.36                        5/16/01           85
                                                      -------
                                                        1,040
-------------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $4,016)                                       $ 3,893
-------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  7.2%
           First Union-Lehman
           Brothers-Bank of
           America Commercial
           Mortgage Trust,
           Series 1998-C1,
           Class A-2
 $  500      6.56%                      11/18/08      $   516
           GE Capital Mortgage
           Services, Inc.,
           Series 1997-5, Class
           A2
    500      7.50                        6/25/27          509
           Morgan Stanley
           Capital I,
           Series 1998-WF1,
           Class A2
    355      6.55                       12/15/07          364
           Mortgage Capital
           Funding,
           Series 1998-MC1,
           Class A2
    540      7.00                        1/18/08          567
           Residential Asset
           Securitization
           Trust,
           Series 1997-A8,
           Class A-3
    258      7.00                       10/25/27          258
-------------------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $2,169)                           $ 2,214
-------------------------------------------------------------------

           Description
--------------------------------------------------------------------
 Principal                               Maturity
  Amount   Rate                            Date          Value
--------------------------------------------------------------------
 CORPORATE BONDS--16.0%
 Beverages--4.0%
           Coca-Cola (The) Co.
  $1,100        6.70%                   10/15/36       $  1,209
                                                       --------
 Diversified Financial Servic-
  es--3.3%
           CIT Group Holdings,
           Inc.
   1,000        5.85                     5/26/00          1,006
                                                       --------
 Environmental Control--1.5%
           WMX Technologies,
           Inc.
     440        7.10                      8/1/26            467
                                                       --------
 Insurance--2.4%
           Lumberman's Mutual
           Casualty Co.(/1/)
     545        9.15                      7/1/26            642
     105        8.45                     12/1/97            108
                                                       --------
                                                            750
                                                       --------
 Retail--1.4%
           Penney (J.C.) & Co.,
           Inc.
     400        7.40                      4/1/37            443
                                                       --------
 Transportation--3.4%
           Burlington Northern
           Santa Fe Corp.
   1,000        6.53                     7/15/37          1,024
-------------------------------------------------------------------
 TOTAL CORPORATE BONDS (Cost
  $4,835)                                              $  4,899
-------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--8.7%
 Fannie Mae--4.4%
           Pool #440700
 $ 1,364      6.00%                     11/01/28       $  1,346
                                                       --------
 Freddie Mac--4.3%
           Pool #G00767
     676      7.50                       8/01/27            694
           Pool #C18079
     618      6.00                       11/1/28            610
                                                       --------
                                                          1,304
-------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $2,649)                                        $  2,650
-------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  42.0%
 U.S. Treasury Inflation Index--
  4.4%
 $ 1,350      3.625%                     1/15/08       $  1,356
                                                       --------
 U.S. Treasury Notes--37.6%
   1,250      5.75                       8/15/03          1,307
   3,350      7.50                       2/15/05          3,837
   6,000      6.625                      7/31/01          6,297
                                                       --------
                                                         11,441
-------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $12,785)                                       $ 12,797
-------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands)

           Description
-----------------------------------------------------------
 Principal                        Maturity
  Amount   Rate                     Date        Value
-----------------------------------------------------------
                    Intermediate Bond Portfolio (Continued)
 FLOATING RATE BANK NOTES--4.0%
           Lloyds Bank PLC
 $   750     6.00%                12/15/98     $   620
           National Westminster
           Bank
     750     5.375                11/30/49         594
------------------------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $1,359)                                $ 1,214
------------------------------------------------------------
 SHORT-TERM INVESTMENTS--12.1%
           Federal Home Loan
           Bank
 $ 2,457     5.45%                12/1/98      $ 2,457
           Societe Generale,
           Paris
   1,213     5.375                12/1/98        1,213
-------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS
  (Cost $3,670)                                $ 3,670
-----------------------------------------------------------
 TOTAL INVESTMENTS--102.8%
  (Cost $31,483)                               $31,337
-----------------------------------------------------------
 Liabilities, less other as-
  sets--(2.8)%                                    (857)
-----------------------------------------------------------
 NET ASSETS--100.0%                            $30,480
===========================================================

(/1/)At November 30, 1998, the Portfolio owned restricted securities valued at approximately $1,040 (3.4% of net assets), with an aggregate cost basis of $1,064. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           Description
------------------------------------------------------
   Local
 Currency/
 Principal                       Maturity
  Amount   Rate                    Date      Value
------------------------------------------------------
                   International Bond Portfolio
 DEBT OBLIGATIONS--96.7%
 Australian Dollar--2.5%
           Commonwealth of
           Australia
       980     10.00%            10/15/02    $   731
                                             -------
 Belgian Franc--2.3%
           Kingdom of Belgium
    18,275      7.50              7/29/08        657
                                             -------
 British Pound Sterling--16.4%
           Abbey National PLC
       825      6.00              8/10/99      1,356
           BAA PLC
       525      7.875             2/10/07        975
           Lloyds Bank PLC
       800      7.375             3/11/04      1,396
           Treasury of Great
           Britain
       400      8.00               6/7/21        979
                                             -------
                                               4,706
                                             -------
 Canadian Dollar--2.6%
           Province of Ontario
     1,050      7.25              9/27/05        752
                                             -------
 Danish Krone--6.7%
           Kingdom of Denmark
    10,100      8.00              3/15/06      1,926
                                             -------
 European Currency Unit--4.9%
           Electricite de
           France
     1,214      3.75             10/28/03      1,406
                                             -------
 German Mark--15.6%
           Federal Republic of
           Germany
     1,795      6.25               1/4/24      1,275
           LKB Global Bond
     1,500      6.00              5/10/99        896
           Republic of Austria
     1,670      8.00              1/30/02      1,114
           Republic of Finland
     1,920      5.50               2/9/01      1,184
                                             -------
                                               4,469
                                             -------
 Italian Lira--10.2%
           Republic of Italy
 4,000,000      8.50               4/1/04      2,917
                                             -------
 Japanese Yen--14.5%
           Asian Development
           Bank
    90,000      5.00               2/5/03        863
           European Bank for
           Reconstruction and
           Development
    95,000      5.875            11/26/99        817

           Description
------------------------------------------------------
   Local
 Currency/
 Principal                         Maturity
  Amount   Rate                      Date    Value
------------------------------------------------------
           International Bank
           for Reconstruction
           and Development
 100,000       4.50%              3/20/03  $   950
           Japan Development
           Bank
 160,000       6.50               9/20/01    1,521
                                           -------
                                             4,151
                                           -------
 Netherlands Guilder--1.4%
           Kingdom of the
           Netherlands
     700       5.75               2/15/07      411
                                           -------
 Spanish Peseta--4.7%
           Kingdom of Spain
 120,000      11.30               1/15/02    1,022
  35,000      10.00               2/28/05      323
                                           -------
                                             1,345
                                           -------
 Swedish Krona--2.0%
           Kingdom of Sweden
   3,700      10.25                5/5/03      571
                                           -------
 United States Dollar--12.9%
           U.S. Treasury Bond
   2,150       7.125              2/15/23    2,670
           U.S. Treasury Note
     900       7.50               2/15/05    1,031
                                           -------
                                             3,701
------------------------------------------------------
 TOTAL DEBT OBLIGATIONS (Cost
  $26,597)                                 $27,743
------------------------------------------------------
 SHORT-TERM INVESTMENT--0.4%
 United States Dollar
           Societe Generale,
           Paris, France
 $   111       5.375%             12/1/98  $   111
------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $111)                              $   111
------------------------------------------------------
 TOTAL INVESTMENTS--97.1%
  (Cost $26,708)                           $27,854
------------------------------------------------------
 Other assets, less liabili-
  ties--2.9%                                   846
------------------------------------------------------
 NET ASSETS--100.0%                        $28,700
------------------------------------------------------
------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands)

           Description
--------------------------------------------------------
 Principal                         Maturity
  Amount   Rate                      Date    Value
--------------------------------------------------------
                  Short-Intermediate Bond Portfolio
 ASSET-BACKED SECURITIES--31.8%
 Automotive--9.8%
           Chevy Chase
           Automobile
           Receivables Trust,
           Series 1991-4, Class
           A
 $ 3,212       6.25%               6/15/04 $  3,235
           Olympic Automobile
           Receivables Trust,
           Interest Only
           Stripped Security,
           Series 1995-D, Class
           I
      --       7.187               1/15/99       25
           Olympic Automobile
           Receivables Trust,
           Series 1995-A, Class
           A
     833       7.875               7/15/01      839
           Series 1996-D, Class
           A-4
   4,075       6.05                8/15/02    4,111
           Western Financial
           Automobile Loan
           Trust, Series 1994-
           4, Class A-1
     248       7.10                 1/1/00      249
           WFS Financial Owner
           Trust,
           Series 1997-A, Class
           A-3
   4,454       6.50                9/20/01    4,504
           Series 1997-D, Class
           A-3
   5,000       6.25                3/20/02    5,044
                                           --------
                                             18,007
                                           --------
 Home Equity Loans--5.8%
           Contimortgage Home
           Equity Loan Trust,
           Interest Only
           Stripped Security,
           Series 1998-1, Class
           A10I
      --       6.50                9/15/00    3,709
           Contimortgage Net
           Interest Margin
           Notes, Series 1998-
           A, Class A(/1/)
   2,583       7.92                3/16/28    2,541
           Delta Funding Home
           Equity Loan Trust,
           Interest Only
           Stripped Security,
           Series 1997-2, Class
           AIO
      --       6.50                5/25/12    1,920
           Lehman FHA Title I
           Loan Trust,
           Interest Only
           Stripped Security,
           Series 1995-6, Class
           S
      --       0.493              11/25/16    1,130
           The Money Store
           Trust, Series 1997-
           1(/1/)
   1,377       7.36                5/16/01    1,377
                                           --------
                                             10,677
                                           --------
 Financial--16.2%
           Associates Corp.
   5,000       5.85                1/15/01    5,045
           California Infrastructure
           Pacific Gas & Electric,
           Series 1997-1, Class A-3
   7,250       6.15                6/25/02    7,354
           California Infrastructure &
           Economic
           Development, Series 1997-1,
           Class A-4
   5,925       6.22                3/25/04    6,102

           Description
--------------------------------------------------------
 Principal                         Maturity
  Amount   Rate                      Date    Value
--------------------------------------------------------
           IMC Excess Cashflow
           Securities Trust
           Series 1997-A, Class A
 $ 3,098       7.41%              11/26/28 $  2,951
           MBNA Master Credit
           Card Trust
   5,800       5.25                2/15/06    5,798
           Southern Pacific
           Secured Asset Corp.,
           Series 1997-2, Class
           AIO
  95,800       1.784               7/25/00    2,545
                                           --------
                                             29,795
--------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $63,214)                           $ 58,479
--------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  20.5%
           AAMES Mortgage
           Trust,
           Interest Only
           Stripped Security,
           Series 1997-B, Class
           AIO
 $    --       5.50%               7/15/00 $  1,472
           BA Mortgage
           Securities, Inc.
   8,250       6.50                8/25/28    8,310
           Donaldson, Lufkin &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Interest Only
           Stripped Security,
           Series 1997-CF2,
           Class CP
      --       7.43               11/15/04    5,545
           Series 1994-Q8,
           Class 2A1
      --       7.25                5/25/24    1,527
           Financial Asset
           Securitization,
           Inc.,
           Series 1997-NAMC,
           Class FXA-3
   1,619       7.35                4/25/27    1,616
           GE Capital Mortgage
           Services, Inc.,
           Series 1994-15,
           Class A-16
   4,789       6.00                4/25/09    4,738
           PNC Mortgage
           Securities Corp.,
           Series 1996-PR1,
           Class A(/1/)
   2,183       5.847               4/28/27    2,268
           Prudential Home
           Mortgage Securities
           Co.,
           Series 1994-1, Class
           A-3
   6,963       6.00                2/25/09    6,889
           Residential Asset
           Securitization
           Trust,
           Series 1997-A8,
           Class A-3
   2,577       7.00               10/25/27    2,577
           Series 1998-A1,
           Class A-6
   2,970       0.00                 1/1/28    2,732
--------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $39,574)               $ 37,674
--------------------------------------------------------
 CORPORATE BONDS--8.9%
 Brokerage Services--3.5%
           Donaldson, Lufkin &
           Jenrette, Inc.
           Medium Term Note
 $ 6,500       5.625%              2/15/16 $  6,402
                                           --------
 Electrical Utility--2.1%
           Tenaga Nasional
           Berhad
   4,800       7.20                4/29/07    3,958
                                           --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-------------------------------------------------------------------
 Principal                                Maturity
  Amount   Rate                             Date        Value
-------------------------------------------------------------------
 Telecommunications--3.3%
           Worldcom, Inc.
 $ 5,900     6.125%                       8/15/01     $  6,008
-------------------------------------------------------------------
 TOTAL CORPORATE BONDS (Cost
  $17,177)                                            $ 16,368
-------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--1.0%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  1.0%
 Fannie Mae REMIC Trust--0.9%
           Series 1996-M4,
           Class A
 $ 1,518     7.75%                        3/17/17     $  1,562
                                                      --------
 Fannie Mae REMIC Trust
 Principal Only Stripped Security--0.1%
           Series 1994-9, Class
           G
      215    5.15                        11/25/23          207
-------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $1,710)                                       $  1,769
-------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--
  34.9%
 U.S. Treasury Notes--34.9%
 $ 9,500     3.63%                        1/15/08     $  9,542
  41,000     5.75                        10/31/02       42,550
  11,500     6.25                         1/31/02       12,032
-------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $62,760)                                      $ 64,124
-------------------------------------------------------------------
 SHORT-TERM INVESTMENT--1.7%
           Societe Generale,
           Paris
 $ 3,200     5.375%                       12/1/98     $  3,200
-------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $3,200)                                       $  3,200
-------------------------------------------------------------------
 TOTAL INVESTMENTS--98.8%
  (Cost $187,635)                                     $181,614
-------------------------------------------------------------------
 Other assets, less liabili-
  ties--1.2%                                             2,209
-------------------------------------------------------------------
 NET ASSETS--100.0%                                   $183,823
-------------------------------------------------------------------
-------------------------------------------------------------------

(/1/)At November 30, 1998, the Portfolio owned restricted securities valued at approximately $6,186 (3.4% of net assets), with an aggregate cost basis of $6,183. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands)

           Description
----------------------------------------------------------
 Principal                         Maturity
  Amount   Rate                      Date    Value
----------------------------------------------------------
                  U.S. Government Securities Portfolio
 U.S. GOVERNMENT AGENCIES--62.0%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  27.7%
 Fannie Mae REMIC Trust--15.5%
           Series 1998-M2,
           Class CPI,
           Interest Only
           Stripped Security
 $   --      6.25%                 2/17/02 $    513
           Series 1997-M1,
           Class A
  2,582      6.78                  1/17/03    2,657
           Series 1998-14,
           Class F
     64      9.20                 12/25/17       65
           Series 1993-133,
           Class EZ
  3,262      5.85                  2/25/17    3,259
           Series 1996-M4,
           Class A
  1,012      7.75                  3/17/17    1,041
           Series 1992-2000,
           Class E
    473      6.25                  6/25/17      472
           Series 1997-20,
           Class IO,
           Interest Only
           Stripped Security
     --     6.15                   3/25/27      249
                                           --------
                                              8,256
                                           --------
 Freddie Mac--12.2%
           Series 1227, Class G
  2,311     10.40                  5/15/99    2,373
           Series 1296, Class H
  1,432     11.61                  7/15/99    1,488
           Series 1520, Class F
    414      5.65                  9/15/04      413
           Series 2028, Class
           PE
  2,250      6.00                 11/15/21    2,266
                                           --------
                                              6,540
                                           --------
                                             14,796
                                           --------
 MORTGAGE-BACKED SECURITIES--17.5%
 Fannie Mae--8.8%
           Pool #124945
 $2,020      7.49%                 12/1/98 $  2,056
           Pool #452480
  2,727      6.00                  11/1/28    2,691
                                           --------
                                              4,747
                                           --------
 Freddie Mac--8.7%
           Pool #410092
    214      7.57                  11/1/24      218
           Pool #G00767
  2,282      7.50                   8/1/27    2,343
           Pool #C18079
  2,101      6.00                  11/1/28    2,074
                                           --------
                                              4,635
                                           --------
                                           $  9,382
                                           --------

           Description
----------------------------------------------------------
 Principal                         Maturity
  Amount   Rate                      Date    Value
----------------------------------------------------------
 AGENCY OBLIGATIONS--16.8%
 Fannie Mae--9.5%
 $ 2,250     5.625%               3/15/01  $  2,286
   2,750     5.25                 1/15/03     2,777
                                           --------
                                              5,063
                                           --------
 Freddie Mac--4.3%
   2,250     5.75                 7/15/03     2,317
                                           --------
 Tennessee Valley Authority--3.0%
   1,500     6.24                 7/15/45     1,576
                                           --------
                                           $  8,956
----------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $33,097)                           $ 33,134
----------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--31.6%
 U.S. Treasury Notes--26.5%
 $ 9,000     6.63%                7/31/01  $  9,446
   1,250     6.25                 1/31/02     1,308
   3,000     7.50                 2/15/05     3,436
                                           --------
                                             14,190
                                           --------
 U.S. Treasury Inflationary In-
  dex--5.1%
   2,700     3.63%                1/15/08     2,712
----------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $16,864)                           $ 16,902
----------------------------------------------------------
 SHORT-TERM INVESTMENT--7.2%
           Federal Home Loan
           Bank Discount Note
 $ 3,866     5.150%               12/1/98  $  3,866
----------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $3,866)                            $  3,866
----------------------------------------------------------
 TOTAL INVESTMENTS--100.8%
  (Cost $53,827)                           $ 53,902
----------------------------------------------------------
 Liabilities, less other as-
  sets--(0.8)%                                 (419)
----------------------------------------------------------
 NET ASSETS--100.0%                        $ 53,483
----------------------------------------------------------
----------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------------
 Principal                         Maturity
  Amount   Rate                      Date    Value
------------------------------------------------------
                  U.S. Treasury Index Portfolio
 U.S. GOVERNMENT OBLIGATIONS--
  98.4%
 U.S. Treasury Notes--48.8%
 $2,300       7.75%                1/31/00 $ 2,379
  1,450       4.50                 9/30/00   1,448
  1,900       6.50                 5/31/01   1,983
  1,400       6.25                 2/15/03   1,483
  1,000       6.50                 8/15/05   1,101
  1,525       6.25                 2/15/07   1,674
  1,500       5.75                 8/15/23   1,568
                                           -------
                                            11,636
                                           -------
 U.S. Treasury Bonds--49.6%
  1,000      11.75                 2/15/01   1,148
  1,400       7.50                11/15/01   1,510
  1,000       6.00                 7/31/02   1,046
     65      13.875                5/15/11     101
    660      14.00                11/15/11   1,048
    490      13.25                 5/15/14     812
  1,450       7.25                 5/15/16   1,774
  1,025       8.125                5/15/21   1,395
    700       8.00                11/15/21     944
  1,400       6.25                 8/15/23   1,577
    400       6.50                11/15/26     469
                                           -------
                                            11,824
------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $22,076)                           $23,460
------------------------------------------------------
 SHORT-TERM INVESTMENT--1.5%
           Federal Home Loan
           Bank Discount Note
 $  353      5.15%                 12/1/98 $   353
------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $353)                              $   353
------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $22,429)                           $23,813
------------------------------------------------------
 Other assets, less liabili-
  ties--0.1%                                    10
------------------------------------------------------
 NET ASSETS--100.0%                        $23,823
------------------------------------------------------
------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
November 30, 1998
(All amounts in thousands, except net asset value per share)

                                                                  Short-       U.S.      U.S.
                                    Intermediate International Intermediate Government Treasury
                            Bond        Bond         Bond          Bond     Securities   Index
                          Portfolio  Portfolio     Portfolio    Portfolio   Portfolio  Portfolio
------------------------------------------------------------------------------------------------
Assets:
Investments in securi-
ties, at cost             $650,576    $31,483       $26,708      $187,635    $53,827    $22,429
------------------------------------------------------------------------------------------------
Investments in securi-
ties, at value            $659,413    $31,337       $27,854      $181,614    $53,902    $23,813
Cash and foreign curren-
cies                           654         --            46           274         --          1
Receivables:
 Interest                    9,391        412           805         2,099        651        254
 Fund shares sold              738          5            --            83        126          3
 Investment securities
  sold                          --         --            --            --          8        977
 Foreign tax reclaims           --         --            17            --         --         --
 Administrator                  60         26             6            12         17         15
Deferred organization
costs, net                      --         --             5            --         --         --
Other assets                     6         --             2             1         --         --
------------------------------------------------------------------------------------------------
Total assets               670,262     31,780        28,735       184,083     54,704     25,063
------------------------------------------------------------------------------------------------
Liabilities:
Due to custodian                --      1,269            --            --      1,166         --
Payable for:
 Fund shares redeemed          873         --            --           188         24         13
 Investment securities
  purchased                     --         --            --            --         --      1,212
Accrued expenses:
 Advisory fees                 135          6            17            38         11          3
 Administration fees            54          2             4            15          4          2
 Transfer agent fees            10         --            --             2          1         --
 Custodian fees                  3          2             6            --          2          1
Other liabilities              181         21             8            17         13          9
------------------------------------------------------------------------------------------------
Total liabilities            1,256      1,300            35           260      1,221      1,240
------------------------------------------------------------------------------------------------
Net assets                $669,006    $30,480       $28,700      $183,823    $53,483    $23,823
------------------------------------------------------------------------------------------------
Analysis of net assets:
Paid-in capital           $637,446    $30,290       $26,988      $186,617    $52,652    $22,739
Accumulated undistrib-
 uted net investment in-
 come                        1,259         33           354           702         37         23
Accumulated net realized
 gains (losses) on
 investments and foreign
 currency transactions      21,464        303           197         2,525        719       (323)
Net unrealized
 appreciation
 (depreciation) on
 investments and foreign
 currency transactions       8,837       (146)        1,146        (6,021)        75      1,384
Net unrealized gain on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --         --            15            --         --         --
------------------------------------------------------------------------------------------------
Net assets                $669,006    $30,480       $28,700      $183,823    $53,483    $23,823
------------------------------------------------------------------------------------------------
Total shares outstanding
(no par value), unlim-
ited shares authorized
 Class A                    28,021      1,511         1,338         9,137      2,384      1,014
 Class C                     2,845         --            --            --        195          1
 Class D                        94          2             6            41         60         79
------------------------------------------------------------------------------------------------
Net asset value, offer-
ing and redemption price
per share
 Class A                  $  21.61    $ 20.15       $ 21.35      $  20.03    $ 20.27    $ 21.77
 Class C                  $  21.60         --            --            --    $ 20.26    $ 21.81
 Class D                  $  21.58    $ 20.13       $ 21.26      $  19.97    $ 20.22    $ 21.74
------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1998
(All amounts in thousands)

                                                                  Short-       U.S.      U.S.
                                    Intermediate International Intermediate Government Treasury
                            Bond        Bond         Bond          Bond     Securities   Index
                          Portfolio  Portfolio     Portfolio    Portfolio   Portfolio  Portfolio
------------------------------------------------------------------------------------------------
INTEREST INCOME            $43,266     $1,453       $1,651(a)    $19,862      $3,143    $1,516
------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees     3,491        133          238         1,195         296       101
Administration fees            582         22           40           199          49        25
Transfer agent fees            112          2            3            22           9         5
Shareholder servicing
 fees                           91         --           --             3           7         5
Custodian fees                  76         18           55            28          22        21
Registration fees               71         40           28            40          22        21
Professional fees               32          4            7            11           7         6
Trustee fees and ex-
 penses                         14          1            3             5           3         3
Amortization of deferred
 organization costs              2          3           16             2           5         2
Other                           28         18           13            16          14        14
------------------------------------------------------------------------------------------------
TOTAL EXPENSES               4,499        241          403         1,521         434       203
Less voluntary waivers
 of investment advisory
 fees                       (2,037)       (78)         (53)         (697)       (173)      (63)
Less expenses reimburs-
 able by Administrator        (222)       (83)         (95)         (103)        (72)      (67)
------------------------------------------------------------------------------------------------
Net expenses                 2,240         80          255           721         189        73
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       41,026      1,373        1,396        19,141       2,954     1,443
Net realized gains
 (losses) on:
 Investment transactions    21,659        324          271         1,538         786       732
 Foreign currency trans-
  actions                       --         --          (51)           --          --        --
Net change in unrealized
 appreciation (deprecia-
 tion) on investments,
 forward foreign cur-
 rency contracts and
 foreign currency
 transactions               (6,108)       (85)       1,365        (6,078)       (228)      445
Net change in unrealized
 gains on translation of
 other assets and lia-
 bilities denominated in
 foreign currencies             --         --           17            --          --        --
------------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS RESULTING FROM OP-
 ERATIONS                  $56,577     $1,612       $2,998       $14,601      $3,512    $2,620
------------------------------------------------------------------------------------------------

(a) Net of $7 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1998 and 1997
(All amounts in thousands)

                                                               Intermediate
                                               Bond                Bond
                                             Portfolio          Portfolio
                                         ------------------  -----------------
                                           1998      1997     1998    1997 (a)
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                   $ 41,026  $ 28,861  $ 1,373  $   204
 Net realized gains (losses) on
  investments, forward foreign currency
  contracts and foreign currency
  transactions                             21,659     3,869      324      (21)
 Net change in unrealized appreciation
  (depreciation) on investments, forward
  foreign currency contracts and foreign
  currency transactions                    (6,108)    4,710      (85)     (61)
 Net change in unrealized gains on
  translations of other assets and
  liabilities denominated in foreign
  currencies                                   --        --       --       --
------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                  56,577    37,440    1,612      122
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
FROM:
 Net investment income                    (35,543)  (25,700)  (1,358)    (185)
 Net realized gain on investment
 transactions                              (2,645)       --       --       --
------------------------------------------------------------------------------
Total distributions to Class A
shareholders                              (38,188)  (25,700)  (1,358)    (185)
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS
FROM:
 Net investment income                     (3,794)   (2,140)      --       --
 Net realized gain on investment
 transactions                                (295)       --       --       --
------------------------------------------------------------------------------
Total distributions to Class C
shareholders                               (4,089)   (2,140)      --       --
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS
FROM:
 Net investment income                       (107)      (23)      (1)      --
 Net realized gain on investment
 transactions                                  (6)       --       --       --
------------------------------------------------------------------------------
Total distributions to Class D
shareholders                                 (113)      (23)      (1)      --
------------------------------------------------------------------------------
CLASS A SHARE TRANSACTIONS:
 Proceeds from the sale of shares         217,204   155,583   27,967   11,875
 Reinvested distributions                  32,297    22,888    1,346      185
 Cost of shares redeemed                 (117,228)  (92,369) (11,125)      --
------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from
 Class A share transactions               132,273    86,102   18,188   12,060
------------------------------------------------------------------------------
CLASS C SHARE TRANSACTIONS:
 Proceeds from the sale of shares          30,139    60,626       --       --
 Reinvested distributions                   4,089     2,140       --       --
 Cost of shares redeemed                  (24,755)  (21,561)      --       --
------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from Class C share
transactions                                9,473    41,205       --       --
------------------------------------------------------------------------------
CLASS D SHARE TRANSACTIONS:
 Proceeds from the sale of shares           2,529       657       41       --
 Reinvested distributions                     113        22        1       --
 Cost of shares redeemed                   (1,238)     (306)      --       --
------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from Class D share
transactions                                1,404       373       42       --
------------------------------------------------------------------------------
Net increase (decrease)                   157,337   137,257   18,483   11,997
Net assets--beginning of year             511,669   374,412   11,997       --
------------------------------------------------------------------------------
NET ASSETS--END OF YEAR                  $669,006  $511,669  $30,480  $11,997
------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME      $  1,259  $    338  $    33  $    19
------------------------------------------------------------------------------

(a) For the period August 1, 1997 (commencement of operations) through November 30, 1997.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                       Short-          U.S. Government
 International      Intermediate         Securities         U.S. Treasury
Bond Portfolio     Bond Portfolio         Portfolio        Index Portfolio
----------------  ------------------  ------------------  ------------------
 1998     1997      1998      1997     1998      1997       1998      1997
-----------------------------------------------------------------------------
$ 1,396  $ 1,608  $ 19,141  $ 13,180  $ 2,954  $   5,026  $  1,443  $  1,856
    220       97     1,538      (623)     786         76       732       (56)

  1,365   (2,827)   (6,078)   (2,110)    (228)       (46)      445       382

     17        3        --        --       --         --        --        --
-----------------------------------------------------------------------------
  2,998   (1,119)   14,601    10,447    3,512      5,056     2,620     2,182
-----------------------------------------------------------------------------
 (1,024)  (1,390)  (17,379)  (12,516)  (2,583)    (4,820)   (1,370)   (1,746)
   (385)    (520)     (267)     (414)      --         --        --        --
-----------------------------------------------------------------------------
 (1,409)  (1,910)  (17,646)  (12,930)  (2,583)    (4,820)   (1,370)   (1,746)
-----------------------------------------------------------------------------
     --       --        --        --     (188)      (204)       (1)       --
     --       --        --        --       --         --        --        --
-----------------------------------------------------------------------------
     --       --        --        --     (188)      (204)       (1)       --
-----------------------------------------------------------------------------
     (5)      (3)      (87)      (39)     (42)       (17)     (105)      (79)
     (2)      (1)       (1)       (1)      --         --        --        --
-----------------------------------------------------------------------------
     (7)      (4)      (88)      (40)     (42)       (17)     (105)      (79)
-----------------------------------------------------------------------------
  2,261    1,168   125,815   121,515   12,721     68,991    15,301    20,990
  1,217    1,525    14,872    11,648    2,336      4,525       458     1,197
 (2,867)  (7,465) (156,030)  (82,865) (10,457)  (122,819)  (28,575)  (14,944)
-----------------------------------------------------------------------------
    611   (4,772)  (15,343)   50,298    4,600    (49,303)  (12,816)    7,243
-----------------------------------------------------------------------------
     --       --        --        --    1,687      1,328       184        --
     --       --        --        --      188        204         1        --
     --       --        --        --   (1,094)    (1,940)     (164)       --
-----------------------------------------------------------------------------
     --       --        --        --      781       (408)       21        --
-----------------------------------------------------------------------------
     65       47       454       638    1,026        111       445     1,106
      6        4        75        27       29          6        53        40
    (38)      (7)     (578)     (110)    (155)       (29)     (570)     (321)
-----------------------------------------------------------------------------
     33       44       (49)      555      900         88       (72)      825
-----------------------------------------------------------------------------
  2,226   (7,761)  (18,525)   48,330    6,980    (49,608)  (11,723)    8,425
 26,474   34,235   202,348   154,018   46,503     96,111    35,546    27,121
-----------------------------------------------------------------------------
$28,700  $26,474  $183,823  $202,348  $53,483  $  46,503  $ 23,823  $ 35,546
-----------------------------------------------------------------------------
$   354  $    38  $    702  $     56  $    37  $      --  $     23  $     56
-----------------------------------------------------------------------------

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Bond Portfolio

                                                Class A
                              ------------------------------------------------
                                1998      1997      1996      1995      1994
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                      $  21.08  $  20.77  $  20.96  $  18.29  $  20.70
Income (loss) from invest-
 ment operations:
 Net investment income            1.47      1.34      1.29      1.17      1.42
 Net realized and unrealized
  gain (loss)                     0.62      0.29     (0.19)     2.66     (2.21)
--------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations              2.09      1.63      1.10      3.83     (0.79)
--------------------------------------------------------------------------------
Distributions to sharehold-
 ers from:
 Net investment income           (1.44)    (1.32)    (1.26)    (1.14)    (1.46)
 Net realized gain               (0.12)      --        --        --      (0.15)
 Return of capital                 --        --      (0.03)    (0.02)    (0.01)
--------------------------------------------------------------------------------
Total distributions to
 shareholders                    (1.56)    (1.32)    (1.29)    (1.16)    (1.62)
--------------------------------------------------------------------------------
Net increase (decrease)           0.53      0.31     (0.19)     2.67     (2.41)
--------------------------------------------------------------------------------
Net asset value, end of year  $  21.61  $  21.08  $  20.77  $  20.96  $  18.29
--------------------------------------------------------------------------------
Total return (c)                 10.31%     8.17%     5.57%    21.55%    (4.04)%
Ratio to average net assets
 of (d):
 Expenses, net of waivers
  and reimbursements              0.36%     0.36%     0.36%     0.36%     0.36%
 Expenses, before waivers
  and reimbursements              0.75%     0.77%     0.84%     0.84%     0.87%
 Net investment income, net
  of waivers and reimburse-
  ments                           7.07%     6.66%     6.39%     5.94%     7.31%
 Net investment income, be-
  fore waivers and reim-
  bursements                      6.68%     6.25%     5.91%     5.46%     6.80%
Portfolio turnover rate          84.80%    76.30%   101.38%    74.19%   103.09%
Net assets at end of year
 (in thousands)               $605,517  $460,514  $366,850  $286,301  $257,391
--------------------------------------------------------------------------------

                                      Class C                                Class D
                          ----------------------------------  -----------------------------------------
                           1998     1997     1996    1995(a)   1998    1997    1996     1995   1994 (b)
--------------------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of year             $ 21.07  $ 20.78  $ 20.96  $20.21   $21.05  $20.76  $ 20.94  $18.29  $ 18.74
Income (loss) from in-
 vestment operations:
 Net investment income       1.42     1.29     1.25    0.47     1.38    1.24     1.22    1.08     0.28
 Net realized and
  unrealized gain (loss)     0.62     0.28    (0.18)   0.74     0.63    0.30    (0.18)   2.66    (0.45)
--------------------------------------------------------------------------------------------------------
Total income from in-
 vestment operations         2.04     1.57     1.07    1.21     2.01    1.54     1.04    3.74    (0.17)
--------------------------------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income      (1.39)   (1.28)   (1.22)  (0.45)   (1.36)  (1.25)   (1.19)  (1.09)   (0.28)
 Net realized gain          (0.12)     --       --      --     (0.12)    --       --      --       --
 Return of capital            --       --     (0.03)  (0.01)     --      --     (0.03)    --       --
--------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders               (1.51)   (1.28)   (1.25)  (0.46)   (1.48)  (1.25)   (1.22)  (1.09)   (0.28)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)      0.53     0.29    (0.18)   0.75     0.53    0.29    (0.18)   2.65    (0.45)
--------------------------------------------------------------------------------------------------------
Net asset value, end of
 year                     $ 21.60  $ 21.07  $ 20.78  $20.96   $21.58  $21.05  $ 20.76  $20.94  $ 18.29
--------------------------------------------------------------------------------------------------------
Total return (c)            10.04%    7.88%    5.33%   6.08%    9.89%   7.74%    5.17%  21.06%   (0.94)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements     0.60%    0.60%    0.60%   0.60%    0.75%   0.75%    0.75%   0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements     0.99%    1.01%    1.08%   1.08%    1.14%   1.16%    1.23%   1.23%    1.26%
 Net investment income,
  net of waivers and
  reimbursements             6.83%    6.39%    6.09%   5.59%    6.70%   6.27%    5.99%   5.48%    6.31%
 Net investment income,
  before waivers and
  reimbursements             6.44%    5.98%    5.61%   5.11%    6.31%   5.86%    5.51%   5.00%    5.80%
Portfolio turnover rate     84.80%   76.30%  101.38%  74.19%   84.80%  76.30%  101.38%  74.19%  103.09%
Net assets at end of
 year (in thousands)      $61,450  $50,554  $ 7,342  $3,704   $2,039  $  601  $   220  $  120  $    15
--------------------------------------------------------------------------------------------------------

(a) For the period July 3, 1995 (Class C shares issue date) through November 30, 1995.
(b) For the period September 14, 1994 (Class D shares issue date) through November 30, 1994.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Financial Highlights
For the Year Ended November 30,
Intermediate Bond Portfolio

                                                     Class A          Class D
                                                 ------------------   --------
                                                  1998     1997 (a)   1998 (b)
-------------------------------------------------------------------------------
Net asset value, beginning of year               $ 19.89   $ 20.00     $20.46
Income (loss) from investment operations:
 Net investment income                              1.19      0.38       0.18
 Net realized and unrealized gain (loss)            0.27     (0.15)     (0.32)
-------------------------------------------------------------------------------
Total income from investment operations             1.46      0.23      (0.14)
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                             (1.20)    (0.34)     (0.19)
-------------------------------------------------------------------------------
Total distributions to shareholders                (1.20)    (0.34)     (0.19)
-------------------------------------------------------------------------------
Net increase (decrease)                          $  0.26   $ (0.11)    $(0.33)
-------------------------------------------------------------------------------
Net asset value, end of year                     $ 20.15   $ 19.89     $20.13
-------------------------------------------------------------------------------
Total return (c)                                    7.55%     1.17%     (0.70)%
Ratio to average net assets of (d):
 Expenses, net of waivers and reimbursements        0.36%     0.36%      0.75%
 Expenses, before waivers and reimbursements        1.09%     2.28%      1.48%
 Net investment income, net of waivers and reim-
  bursements                                        6.19%     5.87%      5.69%
 Net investment income, before waivers and reim-
  bursements                                        5.46%     3.95%      4.96%
Portfolio turnover rate                            93.40%    56.99%     93.40%
Net assets at end of year (in thousands)         $30,439   $11,997     $   41
-------------------------------------------------------------------------------

(a) For the period August 1, 1997 (commencement of operations) through November 30, 1997.
(b) For the period October 5, 1998 (Class D share issue date) through November 30, 1998.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
International Bond Portfolio

                                                   Class A
                                   --------------------------------------------
                                    1998     1997      1996     1995    1994(a)
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                              $ 20.13  $ 22.16   $ 21.74  $ 19.93  $ 20.00
Income (loss) from investment op-
 erations:
 Net investment income                0.98     1.02      1.54     1.26     0.79
 Net realized and unrealized gain
  (loss)                              1.33    (1.70)     0.43     2.28     0.01
--------------------------------------------------------------------------------
Total income (loss) from invest-
 ment operations                      2.31    (0.68)     1.97     3.54     0.80
--------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income (c)           (0.79)   (1.01)    (1.55)   (1.73)   (0.87)
 Net realized gain                   (0.30)   (0.34)      --       --       --
--------------------------------------------------------------------------------
Total distributions to sharehold-
 ers                                 (1.09)   (1.35)    (1.55)   (1.73)   (0.87)
--------------------------------------------------------------------------------
Net increase (decrease)               1.22    (2.03)     0.42     1.81    (0.07)
--------------------------------------------------------------------------------
Net asset value, end of year       $ 21.35  $ 20.13   $ 22.16  $ 21.74  $ 19.93
--------------------------------------------------------------------------------
Total return (d)                     11.85%   (3.02)%    9.47%   18.20%    4.03%
Ratio to average net assets of
 (e):
 Expenses, net of waivers and re-
  imbursements                        0.96%    0.96%     0.96%    0.96%    0.96%
 Expenses, before waivers and re-
  imbursements                        1.52%    1.52%     1.58%    1.47%    1.49%
 Net investment income, net of
  waivers and reimbursements          5.27%    5.61%     5.91%    5.92%    5.93%
 Net investment income, before
  waivers and reimbursements          4.71%    5.05%     5.29%    5.41%    5.40%
Portfolio turnover rate              23.76%   29.29%    33.89%   54.46%   88.65%
Net assets at end of year (in
 thousands)                        $28,568  $26,383   $34,183  $32,673  $26,947
--------------------------------------------------------------------------------

                                                       Class D
                                             --------------------------------
                                              1998    1997     1996   1995(b)
------------------------------------------------------------------------------
Net asset value, beginning of year           $20.06  $22.14   $21.74  $22.17
Income (loss) from investment operations:
 Net investment income                         0.93    0.97     1.37    0.02
 Net realized and unrealized gain (loss)       1.29   (1.72)    0.51   (0.08)
------------------------------------------------------------------------------
Total income (loss) from investment opera-
 tions                                         2.22   (0.75)    1.88   (0.06)
------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income (c)                    (0.72)  (0.99)   (1.48)  (0.37)
 Net realized gain                            (0.30)  (0.34)     --      --
------------------------------------------------------------------------------
Total distributions to shareholders           (1.02)  (1.33)   (1.48)  (0.37)
------------------------------------------------------------------------------
Net increase (decrease)                        1.20   (2.08)    0.40   (0.43)
------------------------------------------------------------------------------
Net asset value, end of year                 $21.26  $20.06   $22.14  $21.74
------------------------------------------------------------------------------
Total return (d)                              11.43%  (3.38)%   9.04%  (0.30)%
Ratio to average net assets of (e):
 Expenses, net of waivers and reimbursements   1.35%   1.35%    1.35%   1.35%
 Expenses, before waivers and reimbursements   1.91%   1.91%    1.97%   1.86%
 Net investment income, net of waivers and
  reimbursements                               4.90%   5.36%    5.67%   3.26%
 Net investment income, before waivers and
  reimbursements                               4.34%   4.80%    5.05%   2.75%
Portfolio turnover rate                       23.76%  29.29%   33.89%  54.46%
Net assets at end of year (in thousands)     $  132  $   91   $   52  $    9
------------------------------------------------------------------------------

(a) For the period March 28, 1994 (commencement of operations) through November 30, 1994.
(b) For the period November 20, 1995 (Class D shares issue date) through November 30, 1995.
(c) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(d) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Short-Intermediate Bond Portfolio

                                                  Class A
                                -----------------------------------------------
                                  1998      1997      1996      1995     1994
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                           $  20.36  $  20.70  $  20.73  $  19.53  $ 20.33
Income (loss) from investment
 operations:
 Net investment income              1.84      1.46      1.14      1.02     0.97
 Net realized and unrealized
  gain (loss)                      (0.36)    (0.29)    (0.01)     1.19    (0.80)
--------------------------------------------------------------------------------
Total income from investment
 operations                         1.48      1.17      1.13      2.21     0.17
--------------------------------------------------------------------------------
Distributions to shareholders
from:
 Net investment income             (1.78)    (1.46)    (1.16)    (1.01)   (0.97)
 Net realized gain                 (0.03)    (0.05)      --        --       --
--------------------------------------------------------------------------------
Total distributions to share-
 holders                           (1.81)    (1.51)    (1.16)    (1.01)   (0.97)
--------------------------------------------------------------------------------
Net increase (decrease)            (0.33)    (0.34)    (0.03)     1.20    (0.80)
--------------------------------------------------------------------------------
Net asset value, end of year    $  20.03  $  20.36  $  20.70  $  20.73  $ 19.53
--------------------------------------------------------------------------------
Total return (b)                    7.50%     5.95%     5.68%    11.58%    0.84%
Ratio to average net assets of
 (c):
 Expenses, net of waivers and
  reimbursements                    0.36%     0.36%     0.36%     0.36%    0.36%
 Expenses, before waivers and
  reimbursements                    0.76%     0.81%     0.88%     0.91%    0.95%
 Net investment income, net of
  waivers and reimbursements        9.61%     7.68%     5.83%     5.14%    4.84%
 Net investment income, before
  waivers and reimbursements        9.21%     7.23%     5.31%     4.59%    4.25%
Portfolio turnover rate            89.97%    48.49%    47.68%    54.68%   48.67%
Net assets at end of year (in
 thousands)                     $182,999  $201,457  $153,675  $158,678  $96,209
--------------------------------------------------------------------------------

                                                     Class D
                                       ---------------------------------------
                                        1998    1997    1996    1995   1994 (a)
-------------------------------------------------------------------------------
Net asset value, beginning of year     $20.31  $20.66  $20.71  $19.53  $19.82
Income (loss) from investment opera-
 tions:
 Net investment income                   1.78    1.43    1.07    0.94    0.23
 Net realized and unrealized gain
  (loss)                                (0.40)  (0.34)  (0.02)   1.18   (0.29)
-------------------------------------------------------------------------------
Total income (loss) from investment
 operations                              1.38    1.09    1.05    2.12   (0.06)
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                  (1.69)  (1.39)  (1.10)  (0.94)  (0.23)
 Net realized gain                      (0.03)  (0.05)    --      --      --
-------------------------------------------------------------------------------
Total distributions to shareholders     (1.72)  (1.44)  (1.10)  (0.94)  (0.23)
-------------------------------------------------------------------------------
Net increase (decrease)                 (0.34)  (0.35)  (0.05)   1.18   (0.29)
-------------------------------------------------------------------------------
Net asset value, end of year           $19.97  $20.31  $20.66  $20.71  $19.53
-------------------------------------------------------------------------------
Total return (b)                         7.08%   5.54%   5.22%  11.09%  (0.30)%
Ratio to average net assets of (c):
 Expenses, net of waivers and reim-
  bursements                             0.75%   0.75%   0.75%   0.75%   0.75%
 Expenses, before waivers and reim-
  bursements                             1.15%   1.20%   1.27%   1.30%   1.34%
 Net investment income, net of waivers
  and reimbursements                     9.31%   7.48%   4.96%   4.85%   4.42%
 Net investment income, before waivers
  and reimbursements                     8.91%   7.03%   4.44%   4.30%   3.83%
Portfolio turnover rate                 89.97%  48.49%  47.68%  54.68%  48.67%
Net assets at end of year (in thou-
 sands)                                $  824  $  891  $  343  $   13  $    1
-------------------------------------------------------------------------------

(a) For the period September 14, 1994 (Class D shares issue date) through November 30, 1994.
(b) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
U.S. Government Securities Portfolio

                                              Class A
                            --------------------------------------------------
                             1998       1997       1996       1995      1994
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                    $ 19.99    $ 20.07    $ 20.08    $ 19.05   $ 20.07
Income (loss) from invest-
 ment operations:
 Net investment income         1.17       1.21       1.02       1.05      0.91
 Net realized and
  unrealized gain (loss)       0.26      (0.07)     (0.01)      1.02     (1.02)
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations         1.43       1.14       1.01       2.07     (0.11)
--------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income        (1.15)     (1.22)     (1.02)     (1.04)    (0.91)
--------------------------------------------------------------------------------
Total distributions to
 shareholders                 (1.15)     (1.22)     (1.02)     (1.04)    (0.91)
--------------------------------------------------------------------------------
Net increase (decrease)        0.28      (0.08)     (0.01)      1.03     (1.02)
--------------------------------------------------------------------------------
Net asset value, end of
 year                       $ 20.27    $ 19.99    $ 20.07    $ 20.08   $ 19.05
--------------------------------------------------------------------------------
Total return (c)               7.36%      5.93%      5.15%     11.18%    (0.57)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waivers
  and reimbursements           0.36%      0.36%      0.36%      0.36%     0.36%
 Expenses, before waivers
  and reimbursements           0.86%      0.85%      0.94%      1.09%     1.12%
 Net investment income,
  net of waivers and reim-
  bursements                   6.01%      5.86%      5.22%      5.43%     4.62%
 Net investment income,
  before waivers and reim-
  bursements                   5.51%      5.37%      4.64%      4.70%     3.86%
Portfolio turnover rate      115.55%     95.73%    119.75%    141.14%    45.55%
Net assets at end of year
 (in thousands)             $48,317    $43,073    $92,351    $56,329   $25,293
--------------------------------------------------------------------------------

                                 Class C                           Class D
                          -------------------------  ----------------------------------------
                           1998     1997    1996 (a)  1998     1997    1996    1995   1994 (b)
----------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of year             $19.98   $20.06   $ 20.13  $ 19.94  $20.03  $20.04  $19.05  $19.43
Income (loss) from in-
 vestment operations:
 Net investment income      1.12     1.14      0.91     1.08    1.16    0.96    0.96    0.22
 Net realized and
  unrealized gain (loss)    0.26    (0.04)    (0.12)    0.28   (0.10)  (0.03)   1.00   (0.38)
----------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations      1.38     1.10      0.79     1.36    1.06    0.93    1.96   (0.16)
----------------------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income     (1.10)   (1.18)    (0.86)   (1.08)  (1.15)  (0.94)  (0.97)  (0.22)
----------------------------------------------------------------------------------------------
Total distributions to
 shareholders              (1.10)   (1.18)    (0.86)   (1.08)  (1.15)  (0.94)  (0.97)  (0.22)
----------------------------------------------------------------------------------------------
Net increase (decrease)     0.28    (0.08)    (0.07)    0.28   (0.09)  (0.01)   0.99   (0.38)
----------------------------------------------------------------------------------------------
Net asset value, end of
 year                     $20.26   $19.98   $ 20.06  $ 20.22  $19.94  $20.03  $20.04  $19.05
----------------------------------------------------------------------------------------------
Total return (c)            7.10%    5.67%     4.05%    6.96%   5.52%   4.77%  10.66%  (0.90)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements    0.60%    0.60%     0.60%    0.75%   0.75%   0.75%   0.75%   0.75%
 Expenses, before waiv-
  ers and reimbursements    1.10%    1.09%     1.18%    1.25%   1.24%   1.33%   1.48%   1.51%
 Net investment income,
  net of waivers and re-
  imbursements              5.77%    5.63%     4.97%    5.55%   5.50%   4.83%   5.08%   4.65%
 Net investment income,
  before waivers and re-
  imbursements              5.27%    5.14%     4.39%    5.05%   5.01%   4.25%   4.35%   3.89%
Portfolio turnover rate   115.55%   95.73%   119.75%  115.55%  95.73% 119.75% 141.14%  45.55%
Net assets at end of
 year (in thousands)      $3,942   $3,118   $ 3,535  $ 1,224  $  312  $  225  $   67  $   13
----------------------------------------------------------------------------------------------

(a) For the period December 29, 1995 (Class C shares issue date) through November 30, 1996.
(b) For the period September 15, 1994 (Class D shares issue date) through November 30, 1994.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
U.S. Treasury Index Portfolio

                                                   Class A
                                   -------------------------------------------
                                    1998     1997     1996     1995     1994
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                              $ 20.81  $ 20.60  $ 20.78  $ 18.77  $ 21.05
Income (loss) from investment op-
 erations:
 Net investment income                1.23     1.26     1.19     1.11     1.15
 Net realized and unrealized gain
  (loss)                              0.97     0.20    (0.18)    2.01    (1.93)
--------------------------------------------------------------------------------
Total income (loss) from invest-
 ment operations                      2.20     1.46     1.01     3.12    (0.78)
--------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income               (1.24)   (1.25)   (1.19)   (1.11)   (1.14)
 Net realized gain                      --       --       --       --    (0.36)
--------------------------------------------------------------------------------
Total distributions to sharehold-
 ers                                 (1.24)   (1.25)   (1.19)   (1.11)   (1.50)
--------------------------------------------------------------------------------
Net increase (decrease)               0.96     0.21    (0.18)    2.01    (2.28)
--------------------------------------------------------------------------------
Net asset value, end of year       $ 21.77  $ 20.81  $ 20.60  $ 20.78  $ 18.77
--------------------------------------------------------------------------------
Total return (c)                     10.92%    7.44%    5.10%   16.95%   (3.80)%
Ratio to average net assets of
 (d):
 Expenses, net of waivers and re-
  imbursements                        0.26%    0.26%    0.26%    0.26%    0.26%
 Expenses, before waivers and re-
  imbursements                        0.77%    0.82%    1.04%    0.89%    0.79%
 Net investment income, net of
  waivers and reimbursements          5.73%    6.36%    5.93%    5.09%    5.60%
 Net investment income, before
  waivers and reimbursements          5.22%    5.80%    5.15%    4.46%    5.07%
Portfolio turnover rate              69.84%   72.61%   42.49%   80.36%   52.80%
Net assets at end of year (in
 thousands)                        $22,085  $33,839  $26,273  $17,674  $37,305
--------------------------------------------------------------------------------

                           Class C                   Class D
                           --------   -----------------------------------------
                           1998 (a)    1998     1997    1996    1995   1994 (b)
-------------------------------------------------------------------------------
Net asset value, begin-
 ning of year              $ 22.28    $ 20.77  $20.57  $20.75  $18.77   $18.80
Income (loss) from in-
 vestment operations:
 Net investment income        0.21       1.13    1.20    1.17    1.00     0.09
 Net realized and
  unrealized gain (loss)     (0.52)      1.00    0.18   (0.24)   2.03    (0.03)
-------------------------------------------------------------------------------
Total income from invest-
 ment operations             (0.31)      2.13    1.38    0.93    3.03     0.06
-------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income       (0.16)     (1.16)  (1.18)  (1.11)  (1.05)   (0.09)
-------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.16)     (1.16)  (1.18)  (1.11)  (1.05)   (0.09)
-------------------------------------------------------------------------------
Net increase (decrease)      (0.47)      0.97    0.20   (0.18)   1.98    (0.03)
-------------------------------------------------------------------------------
Net asset value, end of
year                       $ 21.81    $ 21.74  $20.77  $20.57  $20.75   $18.77
-------------------------------------------------------------------------------
Total return (c)             (1.39)%    10.50%   7.03%   4.72%  16.43%    0.37%
Ratio to average net as-
 sets of (d):
 Expenses, net of waivers
  and reimbursements          0.50%      0.65%   0.65%   0.65%   0.65%    0.65%
 Expenses, before waivers
  and reimbursements          1.01%      1.16%   1.21%   1.43%   1.28%    1.18%
 Net investment income,
  net of waivers and
  reimbursements              5.22%      5.35%   6.07%   5.57%   5.41%    6.05%
 Net investment income,
  before waivers and
  reimbursements              4.71%      4.84%   5.51%   4.79%   4.78%    5.52%
Portfolio turnover rate      69.84%     69.84%  72.61%  42.49%  80.36%   52.80%
Net assets at end of year
 (in thousands)            $    17    $ 1,721  $1,707  $  848  $  286   $   --
-------------------------------------------------------------------------------

(a) For the period October 7, 1998 (Class C shares issue date) through November 30, 1998.
(b) For the period November 16, 1994 (Class D shares issue date) through November 30, 1994.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands, except shares)


 Shares  Description                              Value
--------------------------------------------------------
                               Balanced Portfolio
 COMMON STOCKS--54.6%
 Advertising--0.6%
  11,000 Snyder Communications, Inc.             $   391
                                                 -------
 Banking--1.1%
   5,000 Banc One Corp.                              257
   3,500 First Union Corp.                           213
   2,400 State Street Corp.                          165
   4,000 Wells Fargo Co.                             145
                                                 -------
                                                     780
                                                 -------
 Beverages--2.1%
   2,000 Anheuser-Busch Companies, Inc.              121
   5,000 Coca-Cola (The) Co.                         350
  14,400 PepsiCo, Inc.                               557
   8,200 Starbucks Corp.*                            378
                                                 -------
                                                   1,406
                                                 -------
 Chemicals--0.3%
   3,700 Du Pont (E.I.) de Nemours & Co.             217
                                                 -------
 Commercial Services--0.9%
  12,000 Paychex, Inc.                               597
                                                 -------
 Communications--0.5%
   5,500 AT&T Corp.                                  342
                                                 -------
 Computers--3.5%
   8,925 Cisco Systems, Inc.*                        673
  11,600 Computer Sciences Corp.*                    663
   4,500 Dell Computer Corp.*                        274
   2,000 EMC Corp.*                                  145
   3,800 International Business Machines Corp.       627
                                                 -------
                                                   2,382
                                                 -------
 Cosmetics and Personal Care--1.5%
   7,000 Gillette Co.                                322
   7,800 Procter & Gamble Co.                        683
                                                 -------
                                                   1,005
                                                 -------
 Diversified Financial Services--4.5%
   2,100 American Express Co.                        210
  14,900 Fannie Mae                                1,084
  12,500 Freddie Mac                                 756
   6,000 MBNA Corp.                                  136
   1,200 Merrill Lynch & Co.                          90
   5,000 Price (T. Rowe) Associates                  179
  11,000 Schwab (Charles) Corp.                      620
                                                 -------
                                                   3,075
                                                 -------
 Electric--0.5%
   4,000 Cinergy Corp.                               138
   3,500 Duke Energy Corp.                           219
                                                 -------
                                                     357
                                                 -------
 Electrical Components and Equipment--0.7%
   7,500 Emerson Electric Co.                        488
                                                 -------
 Electronics--0.7%
   7,000 Solectron Corp.*                            463
                                                 -------


 Shares  Description                                     Value
---------------------------------------------------------------
 Food--0.3%
   3,000 Albertson's Inc.                               $   171
                                                        -------
 Health Care--3.2%
   6,000 Becton, Dickinson & Co.                            255
   1,000 Guidant Corp.                                       86
  28,725 Health Management Associates, Inc., Class A*       623
   6,200 Johnson & Johnson Co.                              504
  10,400 Medtronic, Inc.                                    703
                                                        -------
                                                          2,171
                                                        -------
 Housewares--0.6%
  10,000 Newell Co.                                         443
                                                        -------
 Insurance--2.3%
   3,200 Allstate Corp.                                     130
  10,650 American International Group, Inc.               1,001
   4,900 MBIA, Inc.                                         317
   2,000 Nationwide Financial Services                       96
                                                        -------
                                                          1,544
                                                        -------
 Leisure Time--0.7%
  13,000 Carnival Corp., Class A                            449
                                                        -------
 Media--1.0%
   4,900 Disney (Walt) Co.                                  158
   8,300 Fox Entertainment Group, Inc.*                     196
  30,200 Time Warner, Inc.                                  338
                                                        -------
                                                            692
                                                        -------
 Miscellaneous Manufacturing--2.1%
  12,400 General Electric Co.                             1,121
   5,000 Tyco International Ltd.                            329
                                                        -------
                                                          1,450
                                                        -------
 Office and Business Equipment--1.3%
  14,000 Pitney Bowes, Inc.                                 784
   1,200 Xerox Corp.                                        129
                                                        -------
                                                            913
                                                        -------
 Oil and Gas Producers--3.9%
   6,000 Chevron Corp.                                      502
  14,000 Conoco, Inc.*                                      332
  11,400 Exxon Corp.                                        856
   3,700 Mobil Corp.                                        319
  13,800 Royal Dutch Petroleum Co.                          649
                                                        -------
                                                          2,658
                                                        -------
 Oil and Gas Services--0.6%
   9,600 Schlumberger Ltd. ADR                              429
                                                        -------
 Pharmaceuticals--5.9%
   2,800 Bristol-Myers Squibb Co.                           343
   9,000 Cardinal Health, Inc.                              618
   6,000 Elan Corp. PLC ADR*                                409
   3,700 Eli Lilly & Co.                                    332
   4,900 Merck & Co., Inc.                                  759
   4,900 Pfizer, Inc.                                       547
   1,700 Schering-Plough Corp.                              181
  10,800 Warner-Lambert Co.                                 815
                                                        -------
                                                          4,004
                                                        -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Shares/
 Principal
  Amount   Description                                                   Value
-------------------------------------------------------------------------------
 Retail--6.7%
  6,300    Dayton Hudson Corp.                                          $   284
  2,500    Gap, Inc.                                                        184
 19,300    Home Depot (The), Inc.                                           960
  4,100    Kohls Corp.*                                                     202
 21,050    Staples, Inc.*                                                   735
 19,000    Walgreen Co.                                                   1,020
 15,500    Wal-Mart Stores, Inc.                                          1,167
                                                                        -------
                                                                          4,552
                                                                        -------
 Semiconductors--1.4%
  5,900    Intel Corp.                                                      635
  2,500    Motorola, Inc.                                                   155
  1,800    Texas Instruments, Inc.                                          137
                                                                        -------
                                                                            927
                                                                        -------
 Software--1.9%
  9,500    Microsoft Corp.*                                               1,159
  4,000    Oracle Corp.*                                                    137
                                                                        -------
                                                                          1,296
                                                                        -------
 Telecommunication Equipment--1.5%
  6,000    Lucent Technologies, Inc.                                        516
  1,000    Nokia OYJ                                                         98
  8,000    Tellabs, Inc.*                                                   433
                                                                        -------
                                                                          1,047
                                                                        -------
 Telephone--2.4%
 10,200    Ameritech Corp.                                                  552
  5,400    Bell Atlantic Corp.                                              300
  2,000    Bellsouth Corp.                                                  175
  5,000    MCI WORLDCOM, Inc.*                                              295
  7,000    SBC Communications, Inc.                                         336
                                                                        -------
                                                                          1,658
                                                                        -------
 Textiles--0.5%
  6,400    Cintas Corp.                                                     352
                                                                        -------
 Tobacco--1.4%
 12,700    Phillip Morris Co., Inc.                                         710
  6,000    UST, Inc.                                                        209
                                                                        -------
                                                                            919
-------------------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $23,107)                                     $37,178
-------------------------------------------------------------------------------
 PREFERRED STOCK--1.4%
 Agency--1.4%
  1,000    Home Ownership Funding Corp.                                 $   974
-------------------------------------------------------------------------------
 TOTAL PREFERRED STOCK (Cost $1,000)                                    $   974
-------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--4.4%
 Automotive--2.7%
           Chevy Chase Auto Receivables Trust, Series 1997-4, Class A
 $  686      6.25%Due 6/15/04                                           $   691

 Principal
  Amount   Description                                                  Value
------------------------------------------------------------------------------
           Olympic Automobile Receivable Trust, Series 1996-D, Class
           A-4
 $  600      6.05%Due 8/15/02                                          $   605
           Western Financial Grantor Trust, Series 1994-4, Class A-1
     25      7.10Due 1/11/00                                                25
           Series 1995-5, Class A-1
    182      5.875Due 3/1/02                                               183
           Western Financial Owner Trust, Series 1997-A, Class A-3
    307      6.50Due 9/20/01                                               311
                                                                       -------
                                                                         1,815
                                                                       -------
 Credit Card--1.5%
           Circuit City Credit Card Master Trust, Series 1994-2,
           Class A
  1,000      8.00Due 11/15/03                                            1,026
                                                                       -------
 Home Equity Loans--0.2%
           The Money Store Trust, Series 1997-1
    161      7.36Due 5/16/01                                               161
------------------------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES (Cost $2,988)                           $ 3,002
------------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--2.4%
           Donaldson, Lufkin & Jenrette
           Mortgage Acceptance Corp.,
           Series 1994-Q8, Class 2-A1
 $  199      7.25%Due 5/25/24                                          $   202
           Financial Asset Securitization, Inc.,
           Series 1997-NAMC, Class FXA-3
    240      7.35Due 4/25/27                                               239
           First Union-Lehman Brothers-Bank of America Commercial
           Mortgage Trust, Series 1998-C2, Class A2
    510      6.56Due 5/15/07                                               527
           Mortgage Capital Funding, Inc. Commercial Mortgage Backed
           Security, Series 1998-MC1, Class A2
    605      7.00Due 1/18/08                                               636
------------------------------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $1,562)                                             $1,604
------------------------------------------------------------------------------
 CORPORATE AND FOREIGN GOVERNMENT BONDS--8.7%
 Financial--3.6%
           Lehman Brothers Holdings, Inc.
           Medium Term Note
 $  305      6.90%Due 1/29/01                                          $   310
           Lumbermens Mutual Casualty Co.
    460      9.15Due 7/1/26                                                542
     90      8.45Due 12/1/97                                                92
           Ford Motor Credit Co.
    800      6.00Due 1/14/03                                               812
           Salomon, Inc. Medium Term Note
    650      6.65Due 7/15/01                                               667
                                                                       -------
                                                                         2,423
                                                                       -------

See accompanying notes to financial statements.

The Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands, except shares)

 Principal
  Amount   Description                                       Value
-------------------------------------------------------------------
                         Balanced Portfolio--Continued
 Industrial--1.2%
           Penney (J.C.), Inc.
 $  830      6.90%Due 8/15/26, putable 08/15/03             $   858
                                                            -------
 Sanitary Services--1.7%
           WMX Technologies, Inc.
    285      8.25Due 11/15/99                                   292
    800      7.10Due 8/1/26, putable 08/01/03                   849
                                                            -------
                                                              1,141
                                                            -------
 Sovereign--1.0%
           Quebec Province, Canada Medium Term Note
    600      7.22Due 7/22/36, putable 7/22/06 and 7/22/16       695
                                                            -------
 Utility--1.2%
           Tenaga Nasional Berhad
  1,000      7.20Due 4/29/07, putable 4/29/02                   825
-------------------------------------------------------------------
 TOTAL CORPORATE AND FOREIGN GOVERNMENT  BONDS (Cost
 $5,943)                                                    $ 5,942
-------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--4.3%
 Fannie Mae REMIC Trust--2.5%
           Series 1991-37, Class G
 $   27      8.15%Due 8/25/05                               $    27
           Series 1996-M4, Class A
    190      7.75Due 3/17/17                                    195
           Series 92-200, Class E
    236      6.25Due 6/25/17                                    236
           Pool #440700
  1,313      6.00Due 11/1/28                                  1,296
                                                            -------
                                                              1,754
                                                            -------
 Freddie Mac REMIC Trust--1.8%
           Pool #G00767
    620      7.50Due 8/1/27                                     636
           Pool #C18079
    571      6.00Due 11/1/28                                    564
                                                            -------
                                                              1,200
-------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES (Cost $2,938)               $ 2,954
-------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--13.1%
 U.S. Treasury Notes--13.1%
 $  700      5.625%Due 10/31/99                             $   706
    500      7.75Due 1/31/00                                    517
  1,925      7.75Due 2/15/01                                  2,050
  1,470      6.625Due 7/31/01                                 1,542
  2,475      7.50Due 2/15/05                                  2,835
  1,300      3.625Due 1/15/08                                 1,306
-------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $8,849)                                             $ 8,956
-------------------------------------------------------------------

 Principal
  Amount   Description                  Value
----------------------------------------------
 FLOATING RATE BANK NOTES--1.9%
           Lloyds Bank PLC
 $  800      6.00%Due 12/15/98         $   661
           National Westminster Bank
    800      5.375Due 11/30/98             633
----------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $1,417)                        $ 1,294
----------------------------------------------
 SHORT-TERM INVESTMENT--8.5%
           Societe Generale, Paris
 $5,828      5.375%Due 12/1/98         $ 5,828
----------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost
  $5,828)                              $ 5,828
----------------------------------------------
 TOTAL INVESTMENTS--99.3%
  (Cost $53,632)                       $67,732
----------------------------------------------
 Other assets, less liabilities--0.7%      448
----------------------------------------------
 NET ASSETS--100.0%                    $68,180
----------------------------------------------
----------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)


 Shares  Description                              Value
--------------------------------------------------------
                          DIVERSIFIED GROWTH PORTFOLIO
 COMMON STOCKS--94.6%
 ADVERTISING--1.4%
  14,000 Interpublic Group of Cos., Inc.         $   963
  44,100 Snyder Communications, Inc.               1,567
                                                 -------
                                                   2,530
                                                 -------
 BANKING--2.4%
  23,000 Banc One Corp.                            1,180
   6,000 Fifth Third Bancorp                         398
  17,500 First Union Corp.                         1,063
   9,200 State Street Corp.                          631
  26,000 Wells Fargo & Co.                           936
                                                 -------
                                                   4,208
                                                 -------
 BEVERAGES--3.5%
  14,000 Anheuser-Busch Cos., Inc.                   849
  28,000 Coca-Cola (The) Co.                       1,962
  40,800 PepsiCo, Inc.                             1,578
  42,000 Starbucks Corp.*                          1,936
                                                 -------
                                                   6,325
                                                 -------
 CHEMICALS--0.6%
  18,000 du Pont (E.I.) de Nemours & Co.           1,058
                                                 -------
 COMMERCIAL SERVICES--2.0%
  33,400 Cintus Corp.                              1,837
  35,000 Paycheck, Inc.                            1,741
                                                 -------
                                                   3,578
                                                 -------
 COMPUTERS--5.9%
  41,175 Cisco Systems, Inc.*                      3,104
  44,800 Computer Sciences Corp.*                  2,559
  21,600 Dell Computer Corp.*                      1,314
  10,500 EMC Corp.                                   761
  17,500 International Business Machines Corp.     2,888
                                                 -------
                                                  10,626
                                                 -------
 CONSUMER PRODUCTS--2.5%
  64,000 Philip Morris Cos., Inc.                  3,580
  28,000 UST, Inc.                                   973
                                                 -------
                                                   4,553
                                                 -------
 COSMETICS AND PERSONAL CARE--2.2%
  26,000 Gillette Co.                              1,194
  31,500 Procter & Gamble Co.                      2,759
                                                 -------
                                                   3,953
                                                 -------
 DIVERSIFIED FINANCIAL SERVICES--7.3%
  12,600 American Express Co.                      1,261
  65,700 Fannie Mae                                4,779
  56,000 Freddie Mac                               3,388
  23,000 MBNA Corp.                                  522
   6,800 Merrill Lynch & Co.                         510
  18,000 Price (T. Rowe) Associates, Inc.            644
  34,000 Schwab (Charles) Corp.                    1,917
                                                 -------
                                                  13,021
                                                 -------
 ELECTRIC--1.0%
  22,000 Cinergy Corp.                               760
  17,000 Duke Energy Corp.                         1,064
                                                 -------
                                                   1,824
                                                 -------


 Shares  Description                                     Value
---------------------------------------------------------------
 ELECTRICAL COMPONENTS AND EQUIPMENT--0.9%
  25,000 Emerson Electric Co.                           $ 1,625
                                                        -------
 ELECTRONICS--0.8%
  22,000 Solectron Corp.*                                 1,456
                                                        -------
 HEALTH CARE--4.6%
  34,000 Becton Dickinson & Co.                           1,445
   5,500 Guidant Corp.                                      472
  87,800 Health Management Associates, Inc., Class A*     1,904
  30,000 Johnson & Johnson Co.                            2,438
  28,000 Medtronic, Inc.                                  1,895
                                                        -------
                                                          8,154
                                                        -------
 HOUSEWARES--0.9%
  36,700 Newell Co.                                       1,624
                                                        -------
 INSURANCE--4.2%
  20,000 Allstate Corp.                                     815
  48,775 American International Group, Inc.               4,584
  26,800 MBIA, Inc.                                       1,735
   8,000 Nationwide Financial Services, Class A             385
                                                        -------
                                                          7,519
                                                        -------
 LEISURE TIME--1.0%
  53,800 Carnival Corp., Class A                          1,856
                                                        -------
 MEDIA--2.2%
  38,000 Disney (The Walt) Co.                            1,223
  50,200 Fox Entertainment Group, Inc.*                   1,186
  15,000 Time Warner, Inc.                                1,586
                                                        -------
                                                          3,995
                                                        -------
 MISCELLANEOUS MANUFACTURING--3.9%
  61,500 General Electric Co.                             5,566
  21,800 Tyco International Ltd.                          1,435
                                                        -------
                                                          7,001
                                                        -------
 OFFICE AND BUSINESS EQUIPMENT--0.4%
   6,500 Xerox Corp.                                        699
                                                        -------
 OIL AND GAS PRODUCERS--10.5%
  32,000 Chevron Corp.                                    2,676
  72,000 Conoco, Inc.*                                    1,706
  60,800 Exxon Corp.                                      4,564
  54,700 Mobil Corp.                                      4,714
  63,800 Royal Dutch Petroleum Co. ADR                    2,999
  48,800 Schlumberger Ltd. ADR                            2,181
                                                        -------
                                                         18,840
                                                        -------
 PHARMACEUTICALS--10.0%
  19,000 Bristol-Myers Squibb Co.                         2,329
  27,000 Cardinal Health, Inc.                            1,853
  31,000 Elan Corp. PLC*                                  2,112
  24,000 Lilly (Eli) & Co.                                2,153
  24,400 Merck & Co., Inc.                                3,779
  27,000 Pfizer, Inc.                                     3,014
  11,800 Schering-Plough Corp.                            1,255
  18,000 Warner-Lambert Co.                               1,359
                                                        -------
                                                         17,854
                                                        -------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands, except shares)


 Shares  Description                  Value
-----------------------------------------------------------
                    Diversified Growth Portfolio--Continued
 Retail--9.9%
  14,000 Albertson's, Inc.           $    799
  34,000 Dayton-Hudson Corp.            1,530
  14,000 Gap (The), Inc.                1,030
  72,100 Home Depot (The), Inc.         3,587
  36,000 Kohl's Corp.*                  1,771
  53,775 Staples, Inc.*                 1,879
  48,000 Walgreen Co.                   2,577
  62,700 Wal-Mart Stores, Inc.          4,722
                                     --------
                                       17,895
                                     --------
 Semiconductors--2.7%
  32,800 Intel Corp.                    3,530
  11,000 Motorola, Inc.                   682
   7,500 Texas Instruments, Inc.          573
                                     --------
                                        4,785
                                     --------
 Software--3.6%
  47,000 Microsoft Corp.*               5,734
  19,000 Oracle Corp.*                    651
                                     --------
                                        6,385
                                     --------
 Telecommunication Equipment--2.6%
  30,000 Lucent Technologies, Inc.      2,582
   4,000 Nokia OYJ                        392
  30,000 Tellabs, Inc.*                 1,622
                                     --------
                                        4,596
                                     --------
 Telephone--7.6%
  48,000 Ameritech Corp.                2,598
  32,700 AT&T Corp.                     2,037
  28,600 Bell Atlantic Corp.            1,591
  34,000 BellSouth Corp.                2,967
  33,000 MCI WORLDCOM, Inc.*            1,947
  50,000 SBC Communications, Inc.       2,397
                                     --------
                                       13,537
-----------------------------------------------------------
 TOTAL COMMON STOCKS (Cost
  $101,757)                          $169,497
-----------------------------------------------------------

 Principal
  Amount   Description                                               Value
-----------------------------------------------------------------------------
 OTHER INVESTMENT--0.9%
 $14,000   Standard and Poor's 500 Depository Receipt Unit Trust,
           Series I                                                    1,626
-----------------------------------------------------------------------------
 TOTAL OTHER INVESTMENT
  (Cost $1,557)                                                     $  1,626
-----------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.2%
    $365   U.S. Treasury Bill #
           4.57% Due 1/28/99                                        $    362
-----------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION (Cost $361)                       $    362
-----------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--4.3%
  $7,649   Societe Generale, Paris, France
           5.375% Due 12/1/98                                       $  7,649
-----------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $7,649)                                                     $  7,649
-----------------------------------------------------------------------------
 TOTAL INVESTMENTS--100.0%
  (Cost $111,324)                                                   $179,134
-----------------------------------------------------------------------------
 Liabilities, less other assets--0.0%                                    (65)
-----------------------------------------------------------------------------
 NET ASSETS--100.0%                                                 $179,069
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

 OPEN FUTURES CONTRACTS:
        Number
          of     Contract Contract  Contract  Unrealized
 Type  Contracts  Amount  Position Expiration    Gain
--------------------------------------------------------
 S&P
 500      24     $ 6,975    Long    12/18/98    $ 348
--------------------------------------------------------

*Non-income producing security.

#Security pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                          Value
-----------------------------------------------------
                             EQUITY INDEX PORTFOLIO
 COMMON STOCKS--98.9%
 ADVERTISING--0.2%
  18,900 Interpublic Group Cos., Inc.        $  1,299
  23,600 Omnicom Group, Inc.                    1,261
                                             --------
                                                2,560
                                             --------
 AEROSPACE AND DEFENSE--1.5%
  78,100 AlliedSignal, Inc.                     3,436
 140,600 Boeing (The) Co.                       5,712
  17,600 General Dynamics Corp.                 1,022
  10,300 Goodrich (B.F.) Co.                      391
  27,254 Lockheed Martin Corp.*                 2,828
   9,600 Northrop Grumman Corp.                   780
  47,100 Raytheon Co., Class B                  2,608
  31,700 United Technologies Corp.              3,398
                                             --------
                                               20,175
                                             --------
 AIRLINES--0.3%
  25,400 AMR Corp.*                             1,675
  21,100 Delta Air Lines, Inc.                  1,133
  46,675 Southwest Airlines Co.                 1,004
  13,100 U.S. Airways Group, Inc.*                681
                                             --------
                                                4,493
                                             --------
 APPAREL--0.2%
  10,000 Fruit of the Loom, Inc., Class A*        147
   9,200 Liz Clairborne, Inc.                     312
  40,000 Nike, Inc. Class B                     1,600
   7,900 Reebok International Ltd.*               126
   5,000 Russell Corp.                            119
  16,900 VF Corp.                                 829
                                             --------
                                                3,133
                                             --------
 AUTO MANUFACTURERS--1.2%
 168,600 Ford Motor Co.                         9,315
  91,000 General Motors Corp.                   6,370
   9,320 Navistar International Corp.*            241
  10,920 PACCAR, Inc.                             497
                                             --------
                                               16,423
                                             --------
 AUTO PARTS AND EQUIPMENT--0.3%
  10,800 Cooper Tire & Rubber Co.                 211
  22,984 Dana Corp.                               896
  24,875 Genuine Parts Co.                        819
  21,800 Goodyear Tire & Rubber (The) Co.       1,237
  17,000 TRW, Inc.                                936
                                             --------
                                                4,099
                                             --------
 BANKS--6.9%
 104,000 Bank of New York Co., Inc.             3,562
 162,942 Bank One Corp.                         8,361
 241,786 BankAmerica Corp.                     15,761
  40,900 BankBoston Corp.                       1,702
  13,400 Bankers Trust Corp.                    1,166
  39,800 BB&T Corp.                             1,470

 Shares  Description                            Value
-------------------------------------------------------
 119,192 Chase Manhattan Corp.                 $  7,561
  21,600 Comerica, Inc.                           1,393
  37,275 Fifth Third Bancorp                      2,474
 134,856 First Union Corp.                        8,192
  79,002 Fleet Financial Group, Inc.              3,293
  29,450 Huntington Bancshares, Inc.                872
  61,200 KeyCorp                                  1,878
  36,300 Mellon Bank Corp.                        2,285
  21,100 Mercantile Bancorp, Inc.                   930
  24,600 Morgan (J.P.) & Co., Inc.                2,629
  45,900 National City Corp.                      3,087
  42,000 PNC Bank Corp.                           2,166
  29,800 Regions Financial Corp.                  1,155
  15,000 Republic New York Corp.                    701
  22,500 State Street Corp.                       1,544
  24,200 Summit Bancorp                           1,012
  29,100 SunTrust Banks, Inc.                     2,032
  36,600 Synovus Financial Corp.                    807
 103,417 U.S. Bancorp                             3,807
  17,700 Union Planters Corp.                       843
  28,800 Wachovia Corp.                           2,515
 225,060 Wells Fargo & Co.*                       8,102
                                               --------
                                                 91,300
                                               --------
 BEVERAGES--3.0%
  67,100 Anheuser-Busch Cos., Inc.                4,068
   9,600 Brown-Forman Corp., Class B                698
 343,100 Coca-Cola (The) Co.                     24,038
  56,300 Coca-Cola Enterprises                    2,129
   5,100 Coors (Adolph) Co., Class B                254
 204,900 PepsiCo, Inc.                            7,927
                                               --------
                                                 39,114
                                               --------
 BIOTECHNOLOGY--0.6%
  35,300 Amgen, Inc.                              2,656
  83,600 Monsanto Co.                             3,788
  33,600 Pioneer Hi-Bred International, Inc.      1,006
                                               --------
                                                  7,450
                                               --------
 BUILDING MATERIALS--0.2%
   5,600 Armstrong World Industries, Inc.           373
  47,300 Masco Corp.                              1,366
   7,500 Owens Corning Corp.                        280
                                               --------
                                                  2,019
                                               --------
 CHEMICALS--1.5%
  32,200 Air Products & Chemicals, Inc.           1,228
  31,200 Dow Chemical Co.                         3,038
 157,500 Du Pont (E.I.) de Nemours & Co.          9,253
  11,075 Eastman Chemical Co.                       642
  20,087 Engelhard Corp.                            388
   8,200 Great Lakes Chemical Corp.                 327
  13,200 Hercules, Inc.                             434
  18,100 Morton International Inc.                  533
   9,200 Nalco Chemical Co.                         308
  22,000 Praxair, Inc.                              840

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                                 Value
----------------------------------------------------------------
                       Equity Index Portfolio--Continued
  24,800 Rohm & Haas Co.                            $    866
  24,100 Sherwin-Williams Co.                            684
  14,000 Sigma-Aldrich Corp.                             450
  18,800 Union Carbide Corp.                             841
  10,600 W.R. Grace & Company*                           175
                                                    --------
                                                      20,007
                                                    --------
 Commercial Services--0.6%
  14,000 H & R Block, Inc.                               629
 119,411 Cendant Corp.*                                2,269
  11,200 Deluxe Corp.                                    389
  23,800 Dun & Bradstreet (The) Corp.                    718
  18,000 Ecolab, Inc.                                    557
  20,600 Equifax, Inc.                                   855
  22,700 Paychex, Inc.                                 1,129
  35,800 Service Corp. International                   1,338
                                                    --------
                                                       7,884
                                                    --------
 Computers--6.6%
  49,900 3Com Corp.*                                   1,931
  18,700 Apple Computer, Inc.*                           597
  30,000 Ascend Communications, Inc.*                  1,686
  22,900 Cabletron Systems, Inc.*                        321
  10,100 Ceridian Corp.*                                 657
 216,375 Cisco Systems, Inc.*                         16,309
 232,557 Compaq Computer Corp.                         7,558
  22,000 Computer Sciences Corp.*                      1,257
   6,900 Data General Corp.*                             125
 176,100 Dell Computer Corp.*                         10,709
  68,500 Electronic Data Systems Corp.                 2,671
  69,500 EMC Corp.*                                    5,039
  21,700 Gateway 2000, Inc.*                           1,218
 144,600 Hewlett-Packard Co.                           9,074
 129,800 International Business Machines Corp.        21,417
  33,800 Seagate Technology, Inc.*                       997
  26,300 Silicon Graphics, Inc.*                         322
  52,700 Sun Microsystems, Inc.*                       3,903
  35,400 Unisys Corp.*                                 1,009
                                                    --------
                                                      86,800
                                                    --------
 Cosmetics and Personal Care--2.5%
   7,700 Alberto-Culver Co., Class B                     197
  36,600 Avon Products, Inc.                           1,487
  41,100 Colgate-Palmolive Co.                         3,519
 156,200 Gillette Co.                                  7,175
  14,900 International Flavors & Fragrances, Inc.        624
  76,184 Kimberly-Clark Corp.                          4,009
 186,600 Procter & Gamble Co.                         16,351
                                                    --------
                                                      33,362
                                                    --------
 Diversified Financial Services--5.0%
  63,500 American Express Co.                          6,354
  48,207 Associates First Capital Corp., Class A       3,754
  15,800 Bear Stearns Cos., Inc.                         664
   9,200 Capital One Financial Corp.                   1,012

 Shares  Description                                  Value
-------------------------------------------------------------
 318,087 Citigroup, Inc.*                            $ 15,964
  15,500 Countrywide Credit Industries, Inc.              767
 144,300 Fannie Mae                                    10,498
  35,200 Franklin Resources, Inc.                       1,505
  94,400 Freddie Mac                                    5,711
  68,499 Household International, Inc.                  2,680
  16,500 Lehman Brothers Holdings, Inc.                   824
 104,630 MBNA Corp.                                     2,374
  48,500 Merrill Lynch & Co., Inc.                      3,637
  81,449 Morgan Stanley, Dean Witter & Co.              5,681
  13,200 Providian Financial Corp.                      1,212
  37,150 Schwab (Charles) Corp.                         2,094
  23,300 SLM Holding Corp.                              1,025
                                                     --------
                                                       65,756
                                                     --------
 Electric--2.5%
  24,500 AES Corp.*                                     1,121
  19,100 Ameren Corp.                                     787
  26,600 American Electric Power Co.                    1,234
  20,700 Baltimore Gas & Electric Co.                     635
  21,100 Carolina Power & Light Co.                       979
  29,600 Central & South West Corp.                       814
  22,010 Cinergy Corp.                                    761
  32,500 Consolidated Edison Co. of New York, Inc.      1,651
  27,300 Dominion Resources, Inc.                       1,261
  20,200 DTE Energy Co.                                   881
  50,243 Duke Energy Corp.                              3,143
  49,200 Edison International                           1,353
  34,300 Entergy Corp.                                  1,005
  33,000 FirstEnergy Corporation                        1,021
  25,200 FPL Group, Inc.                                1,544
  17,800 GPU, Inc.                                        780
  41,218 Houston Industries, Inc.                       1,304
  15,500 New Century Energies, Inc.                       745
  26,100 Niagara Mohawk Power Corp.*                      401
  21,100 Northern States Power Co.                        574
  41,400 PacifiCorp                                       776
  31,000 Peco Energy Co.                                1,244
  53,200 PG&E Corp.                                     1,646
  21,000 PP&L Resources, Inc.                             574
  32,300 Public Service Enterprise Group, Inc.          1,260
  97,100 Southern Co.                                   2,864
  38,912 Texas Utilities Co.                            1,734
  30,200 Unicom Corp.                                   1,138
                                                     --------
                                                       33,230
                                                     --------
 Electrical Components and Equipment--0.3%
  61,300 Emerson Electric Co.                           3,985
                                                     --------
 Electronics--0.4%
  30,456 AMP, Inc.                                      1,473
   6,400 EG&G, Inc.                                       179
  17,600 Honeywell, Inc.                                1,407
  11,800 Johnson Controls, Inc.                           683
   6,100 Millipore Corp.                                  172
  15,425 Parker Hannifin Corp.                            536
   6,800 Perkin-Elmer Corp.                               634

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                               Value
----------------------------------------------------------
   6,600 Tektronix, Inc.                          $    177
   7,900 Thomas & Betts Corp.                          342
                                                  --------
                                                     5,603
                                                  --------
 Engineering and Construction--0.0%
  11,000 Fluor Corp.                                   471
   5,700 Foster Wheeler Corp.                           98
                                                  --------
                                                       569
                                                  --------
 Entertainment--0.0%
  14,100 Harrah's Entertainment, Inc.*                 219
  25,000 Mirage Resorts, Inc.*                         372
                                                  --------
                                                       591
                                                  --------
 Environmental Control--0.3%
  24,200 Browning-Ferris Industries, Inc.              714
  79,585 Waste Management, Inc.                      3,412
                                                  --------
                                                     4,126
                                                  --------
 Food--2.8%
  34,200 Albertson's, Inc.                           1,952
  38,200 American Stores Co.                         1,282
  83,370 Archer-Daniels-Midland Co.                  1,532
  40,000 Bestfoods                                   2,325
  62,500 Campbell Soup Co.                           3,570
  67,900 ConAgra, Inc.                               2,135
  21,500 General Mills, Inc.                         1,623
   5,300 Great Atlantic & Pacific Tea Co., Inc.        145
  50,400 Heinz (H.J.) Co.                            2,939
  19,900 Hershey Foods Corp.                         1,338
  56,600 Kellogg Co.                                 2,073
  35,700 Kroger Co.*                                 1,894
  19,900 Quaker Oats Co.                             1,166
  43,400 Ralston-Ralston Purina Group                1,511
  67,700 Safeway, Inc.*                              3,575
  65,000 Sara Lee Corp.                              3,794
  16,800 Supervalu, Inc.                               434
  47,000 Sysco Corp.                                 1,266
  20,700 Winn-Dixie Stores, Inc.                       834
  16,200 Wrigley (W.M.) Jr. Co.                      1,428
                                                  --------
                                                    36,816
                                                  --------
 Forest Products and Paper--0.7%
   7,800 Boise Cascade Corp.                           247
  13,300 Champion International Corp.                  553
  30,700 Fort James Corp.                            1,201
  13,000 Georgia-Pacific Corp.                         738
  42,735 International Paper Co.                     1,856
  15,300 Louisiana-Pacific Corp.                       260
  14,400 Mead Corp.                                    437
   4,000 Potlatch Corp.                                151
     396 Smurfit-Stone Container Corp.                   6
   7,700 Temple-Inland, Inc.                           413
   9,600 Union Camp Corp.                              621
  14,050 Westvaco Corp.                                395
  27,700 Weyerhaeuser Co.                            1,388
  15,500 Willamette Industries, Inc.                   542
                                                  --------
                                                     8,808
                                                  --------

 Shares  Description                          Value
-----------------------------------------------------
 Gas--0.1%
   3,100 Eastern Enterprises                 $    126
   6,600 NICOR, Inc.                              278
   4,400 ONEOK, Inc.                              153
   4,900 Peoples Energy Corp.                     185
  33,493 Sempra Energy*                           839
                                             --------
                                                1,581
                                             --------
 Hand and Machine Tools--0.2%
  12,900 Black & Decker Corp.                     699
  13,600 Grainger (W.W.), Inc.                    575
   5,500 Milacron, Inc.                           111
   8,200 Snap-On, Inc.                            279
  12,400 Stanley Works (The)                      379
                                             --------
                                                2,043
                                             --------
 Health Care--2.7%
   9,100 Allergan, Inc.                           554
   7,800 Bard (C.R.), Inc.                        357
   7,800 Bausch & Lomb, Inc.                      433
  39,700 Baxter International, Inc.             2,523
  34,400 Becton, Dickinson & Co.                1,462
  15,600 Biomet, Inc.                             597
  27,200 Boston Scientific Corp.*               1,346
  89,795 Columbia/HCA Healthcare Corp.          2,211
  21,000 Guidant Corp.                          1,802
  58,800 HEALTHSOUTH Corp.*                       790
  23,200 Humana, Inc.*                            460
 187,100 Johnson & Johnson                     15,202
  10,200 Mallinckrodt, Inc.                       330
  15,050 Manor Care, Inc.*                        478
  65,300 Medtronic, Inc.                        4,420
  11,700 St. Jude Medical, Inc.*                  340
  42,900 Tenet Healthcare Corp.*                1,268
  27,200 United Healthcare Corp.                1,227
                                             --------
                                               35,800
                                             --------
 Holding Companies--Diversified--0.1%
  48,200 Seagram (The) Co. Ltd.                 1,654
                                             --------
 Home Builders--0.1%
   8,300 Centex Corp.                             296
   4,800 Fleetwood Enterprises Inc.               162
   5,500 Kaufman & Broad Home Corp.               139
   6,000 Pulte Corp.                              153
                                             --------
                                                  750
                                             --------
 Home Furnishings--0.1%
  12,700 Maytag Corp.                             687
  10,600 Whirlpool Corp.                          594
                                             --------
                                                1,281
                                             --------
 Household Products and Wares--0.9%
   9,800 American Greetings Corp., Class A        415
  16,300 Avery-Dennison Corp.                     781
  14,500 Clorox Co.                             1,610
  24,000 Fortune Brands, Inc.                     818
   5,100 Jostens, Inc.                            120

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                                Value
---------------------------------------------------------------
                       Equity Index Portfolio--Continued
  12,300 Moore Corp. Ltd.                          $    135
  20,900 Rubbermaid, Inc.                               691
   8,000 Tupperware Corp.                               140
  89,100 Unilever N.V., New York Shares               6,889
                                                   --------
                                                     11,599
                                                   --------
 Housewares--0.1%
  22,600 Newell Co.                                   1,000
                                                   --------
 Insurance--3.9%
  20,057 Aetna, Inc.                                  1,551
 115,330 Allstate Corp.                               4,700
  35,170 American General Corp.                       2,477
 146,068 American International Group, Inc.          13,730
  23,500 AON Corp.                                    1,354
  23,000 Chubb (The) Corp.                            1,611
  29,500 CIGNA Corp.                                  2,295
  23,300 Cincinnati Financial Corp.                     910
  43,463 Conseco, Inc.                                1,440
  10,500 General Re Corp.                             2,452
  32,500 Hartford Financial Services Group, Inc.      1,794
  14,737 Jefferson-Pilot Corp.                        1,006
  14,000 Lincoln National Corp.                       1,172
  16,000 Loews Corp.                                  1,600
  35,550 Marsh & McLennan Cos., Inc.                  2,069
  13,800 MBIA, Inc.                                     894
  15,800 MGIC Investment Corp.                          694
  10,100 Progressive Corp.                            1,499
  18,800 Provident Companies, Inc.                      723
  19,600 SAFECO Corp.                                   842
  32,844 St. Paul Cos., Inc.                          1,158
  28,800 SunAmerica, Inc.                             2,282
  19,500 Torchmark Corp.                                741
   8,700 Transamerica Corp.                             924
  19,200 UNUM Corp.                                   1,034
                                                   --------
                                                     50,952
                                                   --------
 Iron and Steel--0.1%
  27,427 Allegheny Teledyne, Inc.                       564
     500 Armco, Inc.                                      2
  18,000 Bethlehem Steel Corp.*                         149
  12,300 Nucor Corp.                                    517
  12,300 USX-U.S. Steel Group, Inc.                     301
                                                   --------
                                                      1,533
                                                   --------
 Leisure Time--0.0%
  13,800 Brunswick Corp.                                304
                                                   --------
 Lodging--0.1%
  36,300 Hilton Hotels Corp.                            790
  34,800 Marriott International, Inc.                 1,022
                                                   --------
                                                      1,812
                                                   --------
 Machinery--Construction and Mining--0.2%
  10,400 Case Corp.                                     252
  50,800 Caterpillar, Inc.                            2,511
   6,600 Harnischfeger Industries, Inc.                  66
                                                   --------
                                                      2,829
                                                   --------

 Shares  Description                                      Value
-----------------------------------------------------------------
 Machinery--Diversified--0.3%
   3,400 Briggs & Stratton Corp.                         $    171
   5,400 Cummins Engine Co., Inc.                             200
  34,100 Deere & Co.                                        1,191
  31,000 Dover Corp.                                        1,104
  22,950 Ingersoll-Rand Co.                                 1,074
   8,200 McDermott International, Inc.                        220
   1,100 NACCO Industries, Inc., Class A                       96
  23,100 Thermo Electron Corp.*                               390
                                                         --------
                                                            4,446
                                                         --------
 Media--3.3%
  99,600 CBS Corp.*                                         2,969
  34,600 Clear Channel Communications, Inc.*                1,618
  51,400 Comcast Corp., Class A                             2,499
 285,100 Disney (The Walt) Co.                              9,177
  19,400 Donnelley (R.R.) & Sons Co.                          823
  13,000 Dow Jones & Co., Inc.                                622
  39,600 Gannett Co., Inc.                                  2,557
  10,200 King World Productions, Inc.*                        278
  11,000 Knight-Ridder, Inc.                                  566
  13,800 McGraw-Hill Cos., Inc.                             1,235
  84,800 MediaOne Group, Inc.*                              3,434
   7,300 Meredith Corp.                                       283
  26,400 New York Times Co., Class A                          820
  72,800 Tele-Communications, Inc., Class A                 3,076
  83,400 Time Warner, Inc.                                  8,820
  12,100 Times Mirror Co., Class A                            709
  17,000 Tribune Co.                                        1,090
  49,800 Viacom, Inc., Class B*                             3,315
                                                         --------
                                                           43,891
                                                         --------
 Metal Fabricate and Hardware--0.0%
   8,700 Timken (The) Co.                                     167
  13,475 Worthington Industries, Inc.                         164
                                                         --------
                                                              331
                                                         --------
 Metals--Diversified--0.4%
  31,700 Alcan Aluminium Ltd.                                 844
  26,000 Aluminum Co. of America                            1,927
   5,500 ASARCO, Inc.                                         107
  25,000 Freeport-McMoRan Copper & Gold, Inc., Class B        327
  23,100 Inco Ltd.                                            267
   8,200 Phelps Dodge Corp.                                   465
  34,800 Placer Dome, Inc.                                    507
  10,000 Reynolds Metals Co.                                  549
                                                         --------
                                                            4,993
                                                         --------
 Mining--0.2%
  51,900 Barrick Gold Corp.                                 1,038
  32,000 Battle Mountain Gold Co.                             150
  13,050 Cyprus Amax Minerals Co.                             148
  29,400 Homestake Mining Co.                                 316
  23,297 Newmont Mining Corp.                                 463
                                                         --------
                                                            2,115
                                                         --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                             Value
--------------------------------------------------------
 Miscellaneous Manufacturing--5.1%
   3,900 Aeroquip-Vickers, Inc.                 $    142
  16,200 Cooper Industries, Inc.                     796
  32,300 Corning, Inc.                             1,296
   9,600 Crane Co.                                   310
  18,600 Danaher Corp.                               849
  44,900 Eastman Kodak Co.                         3,258
   9,900 Eaton Corp.                                 676
   4,800 FMC Corp.*                                  279
 452,700 General Electric Co.                     40,969
  34,800 Illinois Tool Works, Inc.                 2,212
  16,500 ITT Industries, Inc.                        594
  56,200 Minnesota Mining & Manufacturing Co.      4,514
   5,800 National Service Industries, Inc.           224
  17,266 Pall Corp.                                  401
   6,100 Polaroid Corp.                              130
  24,600 PPG Industries, Inc.                      1,505
  11,700 Raychem Corp.                               399
  23,600 Tenneco, Inc.                               841
  22,800 Textron, Inc.                             1,771
  89,644 Tyco International Ltd.                   5,900
                                                --------
                                                  67,066
                                                --------
 Office and Business Equipment--0.6%
  11,100 Harris Corp.                                421
  38,200 Pitney Bowes, Inc.                        2,139
  45,700 Xerox Corp.                               4,913
                                                --------
                                                   7,473
                                                --------
 Oil and Gas Producers--6.2%
  12,700 Amerada Hess Corp.                          705
 132,800 Amoco Corp.                               7,827
  16,700 Anadarko Petroleum Corp.                    471
  13,700 Apache Corp.                                315
  10,600 Ashland, Inc.                               515
  44,700 Atlantic Richfield Co.                    2,973
  24,652 Burlington Resources, Inc.                  878
  91,100 Chevron Corp.                             7,618
  29,600 Coastal Corp.                             1,032
 339,300 Exxon Corp.                              25,469
   7,000 Helmerich & Payne, Inc.                     121
   6,600 Kerr-McGee Corp.                            261
 108,800 Mobil Corp.                               9,377
  49,100 Occidental Petroleum Corp.                  994
  14,800 Oryx Energy Co.*                            204
   6,600 Pennzoil Co.                                245
  36,000 Phillips Petroleum Co.                    1,512
  11,900 Rowan Cos., Inc.*                           117
 298,400 Royal Dutch Petroleum Co.                14,025
  13,000 Sunoco, Inc.                                440
  74,600 Texaco, Inc.                              4,294
  34,976 Union Pacific Resources Group, Inc.         391
  33,600 Unocal Corp.                              1,138
  42,800 USX-Marathon Group, Inc.                  1,214
                                                --------
                                                  82,136
                                                --------

 Shares  Description                           Value
------------------------------------------------------
 Oil and Gas Services--0.5%
  44,240 Baker Hughes, Inc.                   $    810
  61,100 Halliburton Co.                         1,795
  75,700 Schlumberger Ltd.                       3,383
                                              --------
                                                 5,988
                                              --------
 Packaging and Containers--0.2%
   4,200 Ball Corp.                                180
   7,400 Bemis Co.                                 280
  17,300 Crown Cork & Seal Co., Inc.               584
  21,600 Owens-Illinois, Inc.*                     694
  11,606 Sealed Air Corp.*                         512
                                              --------
                                                 2,250
                                              --------
 Pharmaceuticals--9.3%
 214,300 Abbott Laboratories                    10,286
  12,000 ALZA Corp.*                               627
 183,100 American Home Products Corp.            9,750
 138,400 Bristol-Myers Squibb Co.               16,963
  27,850 Cardinal Health, Inc.                   1,911
 153,196 Lilly (Eli) & Co.                      13,740
 165,700 Merck & Co., Inc.                      25,663
 181,800 Pfizer, Inc.                           20,293
  70,720 Pharmacia & Upjohn, Inc.                3,682
 102,100 Schering-Plough Corp.                  10,861
 114,200 Warner-Lambert Co.                      8,622
                                              --------
                                               122,398
                                              --------
 Pipelines--0.5%
  11,600 Columbia Energy Group                     658
  13,300 Consolidated Natural Gas Co.              722
  45,800 Enron Corp.                             2,407
  15,300 Sonat, Inc.                               454
  59,100 Williams (The) Cos., Inc.               1,703
                                              --------
                                                 5,944
                                              --------
 Retail--6.1%
  21,300 Autozone, Inc.*                           642
  13,900 Circuit City Stores, Inc.                 503
  15,200 Consolidated Stores Corp.*                327
  30,103 Costco Cos., Inc.*                      1,889
  54,200 CVS Corp.                               2,676
  19,400 Darden Restaurants, Inc.                  307
  61,100 Dayton-Hudson Corp.                     2,750
  15,400 Dillards, Inc., Class A                   529
  25,700 Dollar General                            612
  29,300 Federated Department Stores, Inc.*      1,221
  21,400 Fred Meyer, Inc.*                       1,089
  54,700 Gap (The), Inc.                         4,024
   9,900 Harcourt General, Inc.                    512
 204,500 Home Depot (The), Inc.                 10,174
  18,900 IKON Office Solutions, Inc.               184
  68,500 KMart Corp.*                            1,045
  22,000 Kohl's Corp.*                           1,082
  31,700 Limited (The), Inc.                       917
   5,400 Longs Drug Stores, Inc.                   192
  48,900 Lowe's Cos., Inc.                       2,066

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                                Value
-----------------------------------------------------------
                       Equity Index Portfolio--Continued
  32,100 MAY Department Stores Co.                 $  1,936
  95,300 McDonald's Corp.                             6,677
  20,700 Nordstrom, Inc.                                771
  35,200 Penney (J.C.) Co., Inc.                      1,936
   8,900 Pep Boys-Manny, Moe & Jack                     126
  36,000 Rite Aid Corp.                               1,670
  54,600 Sears, Roebuck & Co.                         2,590
  40,000 Staples, Inc.*                               1,398
  14,000 Tandy Corp.                                    631
  44,100 TJX Cos., Inc.                               1,130
  36,400 Toys "R" Us, Inc.*                             719
  21,230 Tricon Global Restaurants*                     967
  18,800 Venator Group, Inc*                            148
  69,200 Walgreen Co.                                 3,715
 311,100 Wal-Mart Stores, Inc.                       23,430
  17,700 Wendy's International, Inc.                    354
                                                   --------
                                                     80,939
                                                   --------
 Savings and Loans--0.3%
   8,000 Golden West Financial Corp.                    758
  82,461 Washington Mutual, Inc.                      3,195
                                                   --------
                                                      3,953
                                                   --------
 Semiconductors--3.1%
  20,000 Advanced Micro Devices, Inc.*                  554
  51,000 Applied Materials, Inc.*                     1,976
 233,800 Intel Corp.                                 25,163
  12,100 KLA-Tencor Corp.*                              412
  19,600 LSI Logic Corp.*                               304
  29,600 Micron Technology, Inc.*                     1,223
  83,200 Motorola, Inc.                               5,158
  22,900 National Semiconductor Corp.*                  329
  26,600 Rockwell International Corp.                 1,302
  54,300 Texas Instruments, Inc.                      4,147
                                                   --------
                                                     40,568
                                                   --------
 Software--4.7%
   9,400 Adobe Systems, Inc.                            421
   6,500 Autodesk, Inc.                                 236
  41,900 Automatic Data Processing, Inc.              3,226
  28,700 BMC Software, Inc.*                          1,465
  78,125 Computer Associates International, Inc.      3,457
  62,200 First Data Corp.                             1,660
  60,000 HBO & Co.                                    1,496
  23,100 IMS Health, Inc.                             1,533
 342,900 Microsoft Corp.*                            41,834
  49,200 Novell, Inc.*                                  815
 135,400 Oracle Corp.*                                4,637
  37,900 Parametric Technology Corp.*                   644
  32,100 Peoplesoft, Inc.*                              660
   3,700 Shared Medical Systems Corp.                   194
                                                   --------
                                                     62,278
                                                   --------

 Shares   Description                           Value
-------------------------------------------------------
 Telecommunication Equipment--1.7%
  12,030  Andrew Corp.*                        $    192
  21,000  General Instrument Corp.*                 591
 182,928  Lucent Technologies, Inc.              15,743
  90,760  Northern Telecom Ltd.                   4,237
  10,400  Scientific-Atlanta, Inc.                  202
  27,000  Tellabs, Inc.*                          1,460
                                               --------
                                                 22,425
                                               --------
 Telecommunications--0.6%
  79,800  AirTouch Communications, Inc.*          4,564
  23,900  Frontier Corp.                            720
  39,800  Nextel Communications, Inc., Class A      856
  57,450  Sprint Corp. (PCS Group)*                 919
                                               --------
                                                  7,059
                                               --------
 Telephone--7.2%
  38,100  Alltel Corp.                            2,019
 153,400  Ameritech Corp.                         8,303
 251,300  AT&T Corp.                             15,659
 216,160  Bell Atlantic Corp.                    12,024
 136,900  Bellsouth Corporation                  11,945
 134,100  GTE Corp.                               8,314
 247,170  MCI WORLDCOM, Inc.*                    14,583
 272,312  SBC Communications, Inc.               13,054
  59,800  Sprint Corp. (FON Group)                4,350
  69,832  U.S. West, Inc.                         4,347
                                               --------
                                                 94,598
                                               --------
 Textiles--0.0%
   2,600  Springs Industries, Inc.                  101
                                               --------
 Tobacco--1.6%
 338,400  Philip Morris Companies, Inc.          18,929
  45,200  RJR Nabisco Holdings Corp.              1,302
  25,800  UST, Inc.                                 897
                                               --------
                                                 21,128
                                               --------
 Toys, Games and Hobbies--0.2%
  18,275  Hasbro, Inc.                              641
  40,745  Mattel, Inc.                            1,408
                                               --------
                                                  2,049
                                               --------
 Transportation--0.6%
  65,795  Burlington Northern Santa Fe Corp.      2,237
  30,400  CSX Corp.                               1,267
  20,560  FDX Corp.*                              1,334
  45,900  Laidlaw, Inc.                             456
  52,700  Norfolk Southern Corp.                  1,601
  34,400  Union Pacific Corp.                     1,673
                                               --------
                                                  8,568
                                               --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Shares/
 Principal
  Amount   Description                 Value
----------------------------------------------------------------
 Trucking and Leasing--0.0%
  10,200   Ryder System, Inc.        $      291
----------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $856,202)                    $1,304,429
----------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.1%
           U.S. Treasury Bill #
 $ 1,710   4.37% Due 01/07/99         $   1,691
----------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $1,691)                      $    1,691
----------------------------------------------------------------
 SHORT-TERM INVESTMENT--4.6%
           Societe Generale, Paris
 $60,575   5.375%, 12/01/98          $   60,575
----------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (Cost $60,575)                     $   60,575
----------------------------------------------------------------
 TOTAL INVESTMENTS--103.6%
  (Cost $918,468)                    $1,366,695
----------------------------------------------------------------
 Liabilities, less other assets--
  (3.6)%                                (47,889)
----------------------------------------------------------------
 NET ASSETS--100.0%                  $1,318,806
----------------------------------------------------------------
----------------------------------------------------------------

OPEN FUTURES CONTRACTS:

           Number of     Contract     Contract        Contract        Unrealized
 Type      Contracts      Amount      Position       Expiration          Gain
--------------------------------------------------------------------------------
S&P 500       47         $13,397        Long       December, 1998        $262
--------------------------------------------------------------------------------

*Non-income producing security.

#Securities pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                              Value
---------------------------------------------------------
                            Focused Growth Portfolio
 COMMON STOCKS--99.8%
 Advertising--1.0%
  40,400 Snyder Communications, Inc.             $  1,437
                                                 --------
 Airlines--0.4%
  25,000 Southwest Airlines Co.                       538
                                                 --------
 Banks--2.3%
  29,200 State Street Corp.                         2,004
  31,650 Wells Fargo Co.                            1,139
                                                 --------
                                                    3,143
                                                 --------
 Beverages--3.2%
   9,750 Anheuser-Busch Cos., Inc.                    591
  24,350 Coca-Cola (The) Co.                        1,706
  19,100 PepsiCo, Inc.                                739
  26,800 Starbucks Corp.*                           1,236
                                                 --------
                                                    4,272
                                                 --------
 Biotechnology--0.6%
  12,200 Genentech, Inc.*                             855
                                                 --------
 Commercial Services--3.5%
  10,000 Ceridian Corp.                               650
  29,200 Cintas Corp.                               1,606
  14,600 H & R Block, Inc.                            656
  35,000 Paychex, Inc.                              1,741
                                                 --------
                                                    4,653
                                                 --------
 Computers--5.7%
  35,050 Cisco Systems, Inc.*                       2,642
  29,200 Computer Sciences Corp.*                   1,668
  12,200 Dell Computer Corp.*                         742
   9,750 EMC Corp.                                    707
   8,750 International Business Machines Corp.      1,444
  10,000 Synopsys, Inc.*                              474
                                                 --------
                                                    7,677
                                                 --------
 Consumer Products--2.3%
  36,900 Philip Morris Cos., Inc.                   2,065
  29,200 UST, Inc.                                  1,015
                                                 --------
                                                    3,080
                                                 --------
 Cosmetics and Personal Care--1.1%
  17,550 Procter & Gamble Co.                       1,538
                                                 --------
 Diversified Financial Services--8.8%
   9,750 Capital One Financial Corp.                1,072
  36,250 Fannie Mae                                 2,637
  34,750 Freddie Mac                                2,102
  80,350 MBNA Corp.                                 1,823
  24,350 Merrill Lynch & Co.                        1,826
  40,000 Schwab (Charles) Corp.                     2,255
                                                 --------
                                                   11,715
                                                 --------
 Electrical Components and Equipment--0.5%
  20,000 Molex, Inc.                                  721
                                                 --------

 Shares  Description                                    Value
---------------------------------------------------------------
 Electronics--1.3%
  10,000 Honeywell, Inc.                               $    799
  14,600 Solectron Corp.*                                   966
                                                       --------
                                                          1,765
                                                       --------
 Health Care--5.8%
  30,200 Becton, Dickinson & Co.                          1,284
  18,100 Guidant Corp.                                    1,553
  97,400 Health Management Associates, Inc., Class A      2,112
   9,750 Johnson & Johnson                                  792
  30,200 Medtronic, Inc.                                  2,044
                                                       --------
                                                          7,785
                                                       --------
 Housewares--1.3%
  38,950 Newell Co.                                       1,724
                                                       --------
 Insurance--4.3%
  29,200 American International Group, Inc.               2,745
  22,700 MBIA, Inc.                                       1,470
  10,250 Progressive Corp.                                1,521
                                                       --------
                                                          5,736
                                                       --------
 Leisure Time--1.0%
  38,950 Carnival Corp., Class A                          1,344
                                                       --------
 Media--3.8%
  12,200 Clear Channel Communications, Inc.*                570
  20,000 Disney (The Walt) Co.                              644
  53,200 Fox Entertainment Group, Inc.*                   1,257
  29,200 MediaOne Group, Inc.*                            1,183
  13,150 Time Warner, Inc.                                1,391
                                                       --------
                                                          5,045
                                                       --------
 Miscellaneous Manufacturing--4.4%
  48,700 General Electric Co.                             4,407
  22,400 Tyco International Ltd.                          1,474
                                                       --------
                                                          5,881
                                                       --------
 Office and Business Equipment--1.3%
  11,700 Pitney Bowes, Inc.                                 655
   9,750 Xerox Corp.                                      1,048
                                                       --------
                                                          1,703
                                                       --------
 Oil and Gas Producers--4.7%
  43,850 Conoco, Inc.*                                    1,039
  36,550 Exxon Corp.                                      2,744
  29,200 Mobil Corp.                                      2,517
                                                       --------
                                                          6,300
                                                       --------
 Oil and Gas Services--0.4%
  12,800 Schlumberger Ltd.                                  572
                                                       --------
 Pharmaceuticals--11.6%
  29,250 Cardinal Health, Inc.                            2,007
  34,350 Elan Corp. PLC ADR*                              2,340
  24,350 Lilly (Eli) & Co.                                2,184
  16,550 Merck & Co., Inc.                                2,563
  24,350 Omnicare, Inc.                                     697
  14,100 Pfizer, Inc.                                     1,574
  22,900 Schering-Plough Corp.                            2,436
  21,900 Warner-Lambert Co.                               1,653
                                                       --------
                                                         15,454
                                                       --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Shares/
 Principal
  Amount   Description                            Value
----------------------------------------------------------
                     Focused Growth Portfolio -- Continued
 Pipelines--1.2%
  31,650   Enron Corp.                           $  1,664
                                                 --------
 Retail--11.7%
  16,550   Albertson's, Inc.                          944
  24,350   Dayton-Hudson Corp.                      1,096
  65,000   Home Depot (The), Inc.                   3,234
  43,850   Kohl's Corp.*                            2,157
  75,000   Staples, Inc.*                           2,620
  29,200   Walgreen Co.                             1,568
  53,550   Wal-Mart Stores, Inc.                    4,033
                                                 --------
                                                   15,652
                                                 --------
 Semiconductors--2.4%
  14,600   Intel Corp.                              1,571
  12,650   Linear Technology Corp.                    886
  12,500   Motorola, Inc.                             775
                                                 --------
                                                    3,232
                                                 --------
 Software--6.6%
   9,700   America Online, Inc.*                      849
  19,500   BMC Software*                              996
  14,600   Fiserv, Inc.*                              645
  33,100   Microsoft Corp.*                         4,038
  34,100   Oracle Corp.*                            1,168
  29,200   Sterling Commerce, Inc.*                 1,059
                                                 --------
                                                    8,755
                                                 --------
 Telecommunication Equipment--2.4%
  19,500   Lucent Technologies, Inc.                1,678
  25,000   Newbridge Networks Corp.*                  731
  13,400   Tellabs, Inc.*                             724
                                                 --------
                                                    3,133
                                                 --------
 Telecommunications--1.7%
  19,500   Qwest Communications International*        780
   9,750   Vodafone Group PLC ADR                   1,440
                                                 --------
                                                    2,220
                                                 --------
 Telephone--4.5%
  34,100   Ameritech Corp.                          1,846
  23,400   Bellsouth Corp.                          2,042
  35,000   MCI WORLDCOM, Inc.*                      2,065
                                                 --------
                                                    5,953
----------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $91,612)              $133,547
----------------------------------------------------------
 SHORT-TERM INVESTMENT--0.2%
           Societe Generale, Paris, France
    $278   5.375%Due 12/1/98                     $    278
----------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $278)         $    278
----------------------------------------------------------
 TOTAL INVESTMENTS--100.0%
  (Cost $91,890)                                 $133,825
----------------------------------------------------------
 Other assets, less liabilities--0.0%                  53
----------------------------------------------------------
 NET ASSETS--100.0%                              $133,878
----------------------------------------------------------
----------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)

 Shares Description                            Value
----------------------------------------------------------
                      INTERNATIONAL EQUITY INDEX PORTFOLIO
 COMMON STOCKS--96.7%
 AUSTRALIA--2.2%
    600 Aberfoyle Ltd.                        $     1
  4,400 Amcor Ltd.                                 19
  1,800 Ashton Mining Ltd.                          1
  2,282 Australian Gas Light Co. Ltd.              17
  5,100 Australian National Industries Ltd.         3
  7,999 Boral Ltd.                                 12
  1,600 Brambles Industries Ltd.                   39
 14,420 Broken Hill Proprietary Co. Ltd.          115
  3,500 Burns Philp & Co. Ltd.                      0
  5,872 Coca-Cola Amatil Ltd.                      20
  8,052 Coles Myer Ltd.                            42
  6,400 Crown Ltd.*                                 2
  7,200 CSR Ltd.                                   17
  2,600 David Jones Ltd.                            3
  1,300 Delta Gold NL                               2
  2,001 Email Ltd.                                  3
  1,022 Faulding (F.H.) & Co. Ltd.                  5
 11,900 Foster's Brewing Group Ltd.                31
  3,209 Futuris Corp. Ltd.                          4
  9,134 General Property Trust Units               18
  4,416 Gio Australia Holdings Ltd.                14
  8,917 Goodman Fielder Ltd.                       10
  1,911 Great Central Mines Ltd.                    1
  2,800 Hardie (James) Industries Ltd.              5
    408 Homestake Mining Co.                        5
  1,700 Leighton Holdings Ltd.                      7
  1,750 Lend Lease Corp. Ltd.                      43
 11,497 M.I.M. Holdings Ltd.                        6
  1,200 Metal Manufactures Ltd.                     2
  9,900 National Australia Bank                   148
  1,600 Newcrest Mining Ltd.                        2
 13,646 News Corp. Ltd.                            96
 11,570 Normandy Mining Ltd.                       11
  5,230 North Ltd.                                 10
  1,885 Orica Ltd.                                 10
  7,100 Pacific Dunlop Ltd.                        13
  6,200 Pioneer International Ltd.                 13
  2,698 QBE Insurance Group Ltd.                   12
  4,315 QCT Resources Ltd.                          3
  1,400 Resolute Ltd.                               1
  1,400 RGC Ltd.                                    3
  2,300 Rio Tinto Ltd.                             30
    800 Rothmans Holdings Ltd.                      5
  4,200 Santos Ltd.                                12
  2,800 Schroders Property Fund                     5
  1,300 Smith (Howard) Ltd.                         8
    724 Sons of Gwalia Ltd.                         2
  4,326 Southcorp Holdings Ltd.                    14
  2,599 Stockland Trust Group                       6
     89 Stockland Trust Group (New)*                0
  2,100 TABCORP Holdings Ltd.                      14
  8,916 Westfield Trust                            21

 Shares  Description                                            Value
----------------------------------------------------------------------
  13,169 Westpac Banking Corp. Ltd.                            $    88
   7,855 WMC Ltd.                                                   25
     260 Zimbabwe Platinum Mines Ltd.                                0
                                                               -------
                                                                   999
                                                               -------
 AUSTRIA--0.3%
      19 Austria Mikro Systeme International A.G.                    1
     168 Austrian Airlines Osterreichische LuftverkehrsA.G.*         5
     639 Bank Austria A.G.                                          33
      63 Bank Austria A.G. (Partial Certificates)                    3
      30 Bau Holdings A.G.                                           1
      70 Bohler-Uddeholm A.G.                                        3
      12 BWT A.G.                                                    3
     135 Flughafen Wien A.G.                                         6
      45 Generali Holding Vienna A.G.                               10
      26 Lenzing                                                     2
      78 Mayr-Melnhof Karton A.G.                                    4
      58 Oesterreichische Brau-Beteiligungs A.G.                     3
     200 Oesterreichische Elektrizitaetswirtschafts A.G.            31
     175 OMV A.G.                                                   17
      90 Radex-Heraklith Industriebeteiligungs A.G.                  2
      72 Steyr-Daimler-Puch A.G.                                     2
      33 Universale-Bau A.G.                                         1
      97 VA Technologies A.G.                                        8
      56 Wienerberger Baustoffindustrie A.G.                        11
                                                               -------
                                                                   146
                                                               -------
 BELGIUM--1.6%
     100 Barco Industries                                           27
      18 Bekaert N.V.                                               10
     220 Cimenteries CBR Cementbedrisven                            19
     100 Compagnie Maritime Belge S.A.                               5
     435 Delhaize-Le Lion                                           36
     400 Electrabel S.A.                                           155
     300 Fortis A.G.                                                95
     100 Generale de Banque S.A.                                    37
     100 Gevaert N.V. Warrants*                                      1
      50 Glaverbel S.A.                                              6
     200 Groupe Bruxelles Lambert S.A.                              38
     970 KBC Bancassurance Holding                                  70
     160 Petrofina S.A.                                             65
     118 Royale Belge                                               19
     625 Solvay S.A.                                                44
     625 Tractebel                                                 105
     150 Union Miniere Group                                         7
                                                               -------
                                                                   739
                                                               -------
 DENMARK--0.9%
      12 Aarhus Oliefabrik A/S, Class A                              1
      12 Aarhus Oliefabrik A/S, Class B, Limited Voting              1
      20 Aktieselskabet Korn-OG Foderstof KompagnietA/S              0
      64 Bang & Olufsen Holdings A/S, Class B                        4
     231 Carlsberg A/S, Class A                                     13
     178 Carlsberg A/S, Class B                                     10

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                      Value
---------------------------------------------------------------
      7 Dampskibsselskabet af 1912 A/S, Class B         $    48
      5 Dampskibsselskabet Svendborg A/S, Class B            47
    385 Danisco A/S                                          20
    300 Den Danske Bank                                      40
     85 Det Ostasiatiske Kompagni A/S*                        0
    280 FLS Industries A/S, Class B                           6
    206 GN Store Nord A/S                                     7
    156 International Service System A/S, Class B            10
      6 Lauritzen (J.) Holding A/S                            0
     29 NKT Holdings A/S                                      2
    471 Novo-Nordisk A/S, Class B                            54
     45 Radiometer A/S, Class B                               2
    257 SAS Danmark A/S                                       3
    164 Superfos A/S                                          2
    799 Tele Danmark A/S                                     90
    342 Unidanmark A/S, Class A                              28
                                                        -------
                                                            388
                                                        -------
 FINLAND--1.2%
    200 Amer Group Ltd.                                       2
    300 Cultor Oy                                             3
    100 Instrumentarium Group, Class A                        4
    100 Instrumentarium Group, Class A Rights*                1
    900 Kemira Oy                                             6
    700 Kesko                                                 9
  5,700 Merita Ltd., Class A                                 33
    100 Metra Oy, Class A                                     2
    300 Metra Oy, Class B                                     5
  3,100 Nokia AB, Class A                                   304
    900 Nokia AB, Class K                                    88
  1,000 Outokumpu Oy, Class A                                10
    100 Pohjola Insurance Group, Class A                      5
    100 Pohjola Insurance Group, Class B                      5
    400 Sampo Insurance Co. Ltd., Class A                    14
    200 Stockman AB, Class A                                  5
    200 Stockman AB, Class B                                  4
  1,800 Upm-Kymmene Corp.                                    47
                                                        -------
                                                            547
                                                        -------
 FRANCE--9.5%
    200 Accor S.A.                                           44
  1,080 Air Liquide                                         184
  1,170 Alcatel Alsthom                                     155
     27 Assurances Generales de France S.A. Warrants*         0
  2,100 AXA-UAP                                             272
  1,321 Banque Nationale de Paris                           101
     10 Bongrain S.A.                                         4
    150 Bouygues                                             28
    190 Canal Plus                                           44
    400 Cap Gemini S.A.                                      59
    235 Carrefour S.A.                                      167
     50 Chargeurs S.A.                                        3
    100 Club Mediterranee*                                    8
     50 Coflexip Stena Offshore                               4
    557 Compagnie de Saint Gobain                            83

 Shares Description                                                      Value
-------------------------------------------------------------------------------
    100 Compagnie Francaise d'Etudes et de Construction Technip         $     8
     50 Compagnie Generale de Geophysique S.A.*                               3
     75 Compagnie Parisienne de Reescompte                                    4
    455 Danone                                                              133
    600 Dassault Systemes S.A.                                               24
  1,700 Elf Aquitaine S.A.                                                  213
    165 Eridania Beghin-Say S.A.                                             31
     60 Essilor International S.A.                                           23
    450 Etablissements Economiques du Casino Guichard-Perrachon S.A.         43
  4,925 France Telecom S.A.                                                 343
  4,925 France Telecom S.A. Rights*                                           0
    100 Groupe GTM                                                           11
    100 Imetal S.A.                                                           9
    410 L'OREAL                                                             256
  1,300 Lafarage S.A.                                                       122
    750 Lagardere S.C.A.                                                     31
    170 Legrand S.A.                                                         46
    540 LVMH Moet Hennessy Louis Vuitton                                    105
    848 Michelin, Class B                                                    37
    100 Natexis                                                               6
    100 Nord-Est S.A.                                                         3
  1,000 Paribas                                                              89
     50 Pathe                                                                11
    300 Pechiney S.A.                                                        10
    350 Pernod-Ricard                                                        23
    725 Pinault Printemps-Redoute S.A.                                      124
    150 Primagaz Cie                                                         14
    120 Promodes                                                             79
    300 PSA Peugeot Citroen                                                  48
  2,300 Rhone-Poulenc, Class A                                              115
     30 Sagem S.A.                                                           21
    650 Sanofi S.A.                                                         116
    950 Schneider S.A.                                                       59
     50 SEB S.A.                                                              5
    300 SEITA                                                                17
    200 Sidel S.A.                                                           15
    125 Simco S.A.                                                           11
    100 Skis Rossignol S.A.                                                   1
    350 Societe BIC S.A.                                                     22
     25 Societe Eurafrance S.A.                                              16
     50 Societe Francaise d'Investissements Immobiliers et de Gestion         3
    640 Societe Generale, Class A                                           101
    210 Sodexho Alliance S.A.                                                41
    150 Sommer-Allibert                                                       4
    942 Suez Lyonnaise des Eaux                                             187
  1,500 Total S.A., Class B                                                 186
    900 Thomson CSF                                                          34
     50 Union du Credit-Bail Immobilier                                       7
     50 Union du Immobiliere de France                                        5
  1,600 Usinor Sacilor                                                       18
    454 Valeo S.A.                                                           39
    970 Vivendi                                                             220

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1997
(All amounts in thousands, except shares)

 Shares Description                                                Value
-------------------------------------------------------------------------
                International Equity Index Portfolio--Continued
 France--Continued
    300 Vivendi Warrants*                                         $     1
     20 Zodiac S.A.                                                     5
                                                                  -------
                                                                    4,254
                                                                  -------
 Germany--9.6%
    300 Adidas-Salomon A.G.                                            33
    250 AGIV A.G.                                                       6
  1,510 Allianz A.G.                                                  545
     50 AMB Aachener & Muenchener Beteilgungs-A.G. (Bearer)             6
    250 AMB Aachener & Muenchener Beteilgungs-A.G. (Registered)        39
    150 Axa Colonia Konzern A.G.                                       18
  3,900 BASF A.G.                                                     148
  4,550 Bayer A.G.                                                    187
  2,587 Bayerische HypoVereinsbank A.G.                               225
    500 Beiersdorf A.G.                                                33
    250 Bilfinger & Berger Bau A.G.                                     6
     50 Brau Und Brunnen A.G.                                           4
    700 Continental A.G.                                               17
  3,568 DaimlerChrysler A.G.                                          336
    550 Degussa A.G.                                                   27
  3,300 Deutsche Bank A.G.                                            204
  2,350 Deutsche Lufthansa A.G. (Registered)                           52
 13,650 Deutsche Telekom A.G.                                         384
    400 Deutz A.G.*                                                     4
    200 Douglas Holdings A.G.                                          13
  3,200 Dresdner Bank A.G.                                            144
    400 FAG Kugelfischer Georg Schaefer A.G.                            4
    320 Heidelbergerzement A.G.                                        24
    450 Hochtief A.G.                                                  17
     70 Karstadt A.G.                                                  33
     70 Linde A.G.                                                     40
     50 Man A.G.                                                       14
  2,400 Mannesmann A.G.                                               260
  1,050 Merck KGaA                                                     43
  1,360 Metro A.G.                                                     85
  1,510 Metro A.G. Rights*                                              3
    500 Muenchener Ruckversicherungs-Gesellschaft A.G.                231
    120 Preussag A.G.                                                  44
    100 Rheinmetall A.G.                                                2
  2,350 RWE A.G.                                                      125
    400 SAP A.G.                                                      182
    400 Schering A.G.                                                  50
    150 SGL Carbon A.G.                                                 9
  3,550 Siemens A.G.                                                  248
    210 Thyssen A.G.                                                   38
  3,100 VEBA A.G.                                                     172
    150 Viag A.G.                                                      93
  1,950 Volkswagen A.G.                                               159
                                                                  -------
                                                                    4,307
                                                                  -------

 Shares Description                                Value
---------------------------------------------------------
 Hong Kong--2.3%
 10,000 Applied International Holdings*            $    0
  9,200 Bank of East Asia Ltd.*                        17
 23,000 Cathay Pacific Airways                         22
 15,000 Cheung Kong Holdings Ltd.                     108
 16,000 China Light & Power Co. Ltd.                   84
 12,000 Chinese Estates Holdings                        2
  2,400 Chinese Estates Holdings Warrants*              0
  2,000 Dickson Concepts International Ltd              2
  5,000 Elec & Eltek International Holdings Ltd.        1
  6,000 Giordano International Ltd.                     1
  9,000 Hang Lung Development Co.                      11
 12,600 Hang Seng Bank Ltd.                           111
  7,500 Hong Kong & Shanghai Hotels Ltd.                6
  1,200 Hong Kong Aircraft Engineering Co. Ltd.         2
 28,720 Hong Kong China Gas Co. Ltd.                   38
  1,260 Hong Kong China Gas Co. Ltd. Warrants*          0
 78,400 Hong Kong Telecommunications Ltd.             150
 28,000 Hopewell Holdings Ltd.                          4
 25,000 Hutchinson Whampoa Ltd.                       179
  7,083 Hysan Development Co. Ltd.                     10
    700 Hysan Development Co. Ltd. Warrants*            0
  6,800 Johnson Electric Holdings Ltd.                 15
  3,000 Kumagai Gum Ltd.                                1
    600 Kumagai Gum Ltd. Warrants*                      0
  4,000 Miramar Hotel & Investment Ltd.                 4
 12,879 New World Development Co. Ltd.                 31
 12,000 Oriental Press Group                            1
  2,000 Playmates Toys Holdings                         0
 26,400 Regal Hotels International                      4
 13,000 Shangri-La Asia Ltd.                           12
 12,000 Shun Tak Holdings Ltd.                          2
 20,741 Sino Land Co.                                  11
 12,000 South China Morning Post Holdings Ltd.          7
  2,000 Stelux Holdings                                 0
 16,000 Sun Hung Kai Properties Ltd.                  115
 10,000 Swire Pacific Ltd.                             45
  5,000 Tai Cheung Holdings Ltd.                        1
 12,000 Tan Chong International Ltd.*                   1
  3,000 Television Broadcasts Ltd.                      8
  2,000 Varitronix International Ltd.                   4
 15,000 Wharf Holdings Ltd.                            24
    750 Wharf Holdings Ltd. Warrants*                   0
  1,500 Wing Lung Bank                                  5
                                                   ------
                                                    1,039
                                                   ------
 Ireland--0.5%
  5,837 Allied Irish Banks PLC                         90
    272 Clondalkin Group PLC Units                      2
    293 Crean (James) PLC Units                         0
  2,626 CRH PLC                                        40
    540 DCC PLC                                         5
  1,912 Fyffes PLC                                      4
  1,245 Greencore Group PLC                             6
  1,696 Independent Newspapers PLC                      6
    168 Irish Continental Group PLC                     2

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                 Value
----------------------------------------------------------
  2,175 Irish Life PLC                             $    19
    611 Irish Permanent PLC                              8
    564 Jurys Hotel Group PLC                            4
  1,118 Kerry Group PLC, Class A                        16
  1,300 Ryanair Holdings PLC*                            7
  7,532 Smurfit (Jefferson) Group PLC                   15
  1,489 Tullow Oil PLC*                                  1
  4,995 Waterford Wedgewood PLC Units                    5
                                                   -------
                                                       230
                                                   -------
 Italy--5.0%
  7,000 Assicurazioni Generali*                        262
 12,000 Banca Commerciale Italiana                      82
 11,000 Banca Intesa S.p.A.                             62
  5,000 Banca Intesa-RNC S.p.A.                         15
  2,000 Banco Popolare di Milano                        18
 10,000 Benetton Group S.p.A.                           18
  2,000 Bulgari S.p.A.                                  11
  1,000 Burgo (Cartiere) S.p.A.                          6
  2,000 Cementir S.p.A.                                  2
  4,000 Edison S.p.A.                                   40
 52,000 ENI S.p.A.                                     324
  1,000 Falck Acciaierie & Ferriere Lombarde             8
 24,400 Fiat S.p.A.                                     75
  5,300 Fiat-RNC S.p.A.                                 10
  4,000 Impregilo S.p.A.                                 3
 26,000 Istituto Nationale Assicurazioni                69
  1,000 Italcementi S.p.A.                              10
  1,000 Italcementi-RNC S.p.A.                           5
  5,000 Italgas S.p.A.                                  25
  1,000 La Rinascente S.p.A.                            10
  4,200 Magneti Marelli                                  7
  8,000 Mediaset S.p.A.                                 57
  4,000 Mediobanca S.p.A.                               49
  1,000 Mondadori (Arnoldo) Editore S.p.A.              13
 33,000 Montedison S.p.A.                               40
  6,000 Montedison-RNC S.p.A.                            5
 18,240 Olivetti Group*                                 48
 10,000 Parmalat Finanziaria S.p.A.                     19
 13,000 Pirelli S.p.A.                                  41
  1,000 Pirelli-RNC S.p.A.                               2
  1,000 Reno de Medici S.p.A.                            3
  3,000 Riunione Adriatic di Sicurta S.p.A.             40
  1,000 Riunione Adriatica di Sicurta-RNC S.p.A.        10
  9,180 San Paolo-IMI S.p.A.                           151
  1,000 Sirti S.p.A.                                     6
  5,000 Snia BPD S.p.A.                                  7
  1,000 Snia BPD-RNC S.p.A.                              1
  1,000 Societa Assicuratrice Industriale S.p.A.        11
 43,000 Telecom Italia Mobile S.p.A.                   283
 10,000 Telecom Italia Mobile-RNC S.p.A.                42
 24,111 Telecom Italia S.p.A.                          196
  5,488 Telecom Italia-RNC S.p.A.                       34
 19,000 Unicredito Italiano S.p.A.                     108
 26,000 Unione Immobiliare S.p.A.                       13
                                                   -------
                                                     2,241
                                                   -------

 Shares Description                            Value
-----------------------------------------------------
 Japan--20.6%
  2,000 77 Bank                               $    19
    900 Acom Co. Ltd.                              55
    600 Advantest Corp.                            40
  4,000 Ajinomoto Co.                              36
  1,000 Alps Electric Co. Ltd.                     16
  2,000 Amada Co. Ltd.                             10
  1,000 Amano Corp.                                 9
  3,000 Aoki Corp.*                                 2
    100 Aoyama Trading                              3
    400 Arabian Oil Co.                             5
 14,000 Asahi Bank Ltd.                            54
  3,000 Asahi Breweries Ltd.                       43
  9,000 Asahi Chemical Industry Co. Ltd.           37
  7,000 Asahi Glass Co. Ltd.                       41
  4,000 Ashikaga Bank Ltd.                          7
    300 Autobacs Seven Co. Ltd.                     9
 27,000 Bank of Tokyo-Mitsubishi Ltd.             294
  8,000 Bank of Yokohama Ltd.                      17
  5,000 Bridgestone Corp.                         117
  2,000 Brother Industries Ltd.                     6
  5,000 Canon, Inc.                               111
  2,000 Casio Computer Co. Ltd.                    15
  5,000 Chiba Bank Ltd.                            19
  1,000 Chiyoda Corp.                               2
  1,000 Chugai Pharmaceutical Co. Ltd.              9
  2,000 Citizen Watch Co. Ltd.                     13
  4,000 Cosmo Oil Co. Ltd.                          6
  1,000 Credit Saison Co. Ltd.                     23
    500 CSK Corp.                                  12
  5,000 Dai Nippon Ink & Chemicals, Inc.           13
  5,000 Dai Nippon Printing Co. Ltd.               73
  1,000 Dai Nippon Screen MFG Co. Ltd.              3
  3,000 Daicel Chemical Industry Ltd.               7
  3,000 Daido Steel Co. Ltd.                        5
  5,000 Daiei, Inc.                                13
  1,000 Daifuku Co. Ltd.                            5
  2,000 Daiichi Pharmaceutical                     31
  2,000 Daikin Industries Ltd.                     18
  1,000 Daikyo, Inc.                                1
  2,000 Daimaru, Inc.                               5
  1,100 Daito Trust Construction Co.                9
  3,000 Daiwa House Industry Co. Ltd.              32
  1,000 Daiwa Kosho Lease Co. Ltd.                  4
  9,000 Daiwa Securities Co. Ltd.                  32
  3,000 Denki Kagaku Kogyo Kabushiki Kaisha         5
  5,000 Denso Corp.                                97
     24 East Japan Railway Co.                    140
  2,000 Ebara Corp.                                17
  2,000 Eisai Co. Ltd.                             31
  1,000 Ezaki Glico Co. Ltd.                        5
  1,400 Fanuc                                      44
 18,000 Fuji Bank Ltd.                             71
  3,000 Fuji Photo Film Co.                       112
  2,000 Fujikura Ltd.                              11

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)

 Shares Description                                 Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 JAPAN--Continued
  3,000 Fujita Corp.                               $     2
  1,000 Fujita Kanko, Inc.                              10
 11,000 Fujitsu Ltd.                                   127
  4,000 Furukawa Electric Co. Ltd.                      14
  1,000 Gakken Co. Ltd.                                  1
  3,000 Gunma Bank                                      22
  2,000 Gunze Ltd.                                       4
  6,000 Hankyu Corp.                                    24
  1,000 Hankyu Department Stores, Inc.                   7
  3,000 Haseko                                           2
  2,000 Hazama Corp.                                     1
  2,000 Higo Bank                                        8
    200 Hirose Electric                                 13
 20,000 Hitachi Ltd.                                   121
  7,000 Hitachi Zosen Corp.                             11
  5,000 Hokuriku Bank                                    9
  6,000 Honda Motor Co. Ltd.                           216
  1,000 House Foods Corp.                               15
  1,000 Hoya Corp.                                      42
  2,000 Inax                                            11
 16,000 Industrial Bank of Japan                        87
  1,000 Isetan                                          10
  2,000 Ishihara Sangyo Kaisha                           3
  3,000 Ito-Yokado Co.                                 184
 10,000 Itochu Corp.                                    19
  2,000 Itoham Foods                                    10
  2,000 Iwataini International Corp.                     4
  1,000 JACCS Co., Ltd.                                  4
 11,000 Japan Airlines                                  28
  8,000 Japan Energy Corp.                               8
  1,000 Japan Metals & Chemicals*                        2
  3,000 Japan Steel Works                                4
  1,000 JGC Corp.                                        3
  6,000 Joyo Bank                                       22
  2,000 JUSCO Co.                                       38
  6,000 Kajima Corp.                                    16
  1,000 Kaken Pharmaceutical Co.                         3
  2,000 Kamigumi Co. Ltd.                                9
  1,000 Kandenko Co. Ltd.                                7
  4,000 Kanebo Ltd.*                                     4
  2,000 Kaneka Corp.                                    14
  6,000 Kansai Electric Power Co., Inc.                121
  2,000 Kansai Paint                                     5
  4,000 Kao Corp.                                       76
  8,000 Kawasaki Heavy Industries Ltd.                  20
  4,000 Kawasaki Kisen Kaisha Ltd.                       6
 21,000 Kawasaki Steel Corp.                            32
  3,000 Keihin Electric Expesss Railway Co. Ltd.         9
  1,000 Kikkoman Corp.                                   6
  2,000 Kinden Corp.                                    27
 10,000 Kinki Nippon Railway                            50
  6,000 Kirin Brewery Co. Ltd.                          62
  1,000 Kokuyo Co. Ltd.                                 14

 Shares Description                                    Value
-------------------------------------------------------------
  6,000 Komatsu Ltd.                                  $    31
    300 Konami Co. Ltd.                                     8
  2,000 Konica Corp.                                        9
  1,000 Koyo Seiko Co.                                      6
  9,000 Kubota Corp.                                       21
  5,000 Kumagai Gumi Co. Ltd.                               4
  2,000 Kurabo Industries                                   2
  2,000 Kurary Co. Ltd.                                    21
  1,000 Kureha Chemical Industry                            3
  1,000 Kurita Water Industries Ltd.                       14
  1,100 Kyocera Corp.                                      52
  3,000 Kyowa Hakko Kogyo                                  15
  2,000 Lion Corp.                                          8
  1,000 Maeda Road Construction Co. Ltd.                    6
  1,000 Makino Milling Machine Co. Ltd.                     6
  1,000 Makita Corp.                                       11
 10,000 Marubeni Corp.                                     18
  2,000 Maruha Corp.                                        2
  2,000 Marui Co. Ltd.                                     36
 13,000 Matsushita Electric Industrial Co. Ltd.           209
  2,000 Meiji Milk Products Co. Ltd.                        6
  3,000 Meiji Seika                                        11
  2,000 Minebea Co. Ltd.                                   22
  1,000 Misawa Homes Co. Ltd.                               3
 14,000 Mitsubishi Chemical Corp.                          26
 10,000 Mitsuibishi Corp.                                  64
 14,000 Mitsubishi Electric Corp.                          36
  8,000 Mitsubishi Estate Co. Ltd.                         77
  3,000 Mitsubishi Gas Chemical Co.                         8
 21,000 Mitsubishi Heavy Industries Ltd.                   79
  1,000 Mitsubishi Logistics Corp.                         11
  8,000 Mitsubishi Materials Corp.                         14
  3,000 Mitsubishi Oil Co. Ltd.                             5
  2,000 Mitsubishi Paper Mills                              4
  4,000 Mitsubishi Rayon Co.                               11
  8,000 Mitsubishi Trust & Banking Corp.                   58
 10,000 Mitsui & Co.                                       57
  6,000 Mitsui Engineering & Shipbuilding Co. Ltd.*         6
  5,000 Mitsui Fudosan Co. Ltd.                            38
  5,000 Mitsui Marine & Fire Insurance Co. Ltd.            25
  3,000 Mitsui Mining & Smelting                           14
  8,000 Mitsui O.S.K. Lines Ltd.                           13
  1,000 Mitsui Soko Co. Ltd.                                4
  8,000 Mitsui Trust & Banking Co. Ltd.                    11
  3,000 Mitsukoshi Ltd.                                     8
  1,000 Mori Seiki Co. Ltd.                                11
  1,000 Murata Manufacturing Co. Ltd.                      39
  2,000 Mycal Corp.                                        13
  1,000 Nagase & Co. Ltd.                                   3
  5,000 Nagoya Railroad Co. Ltd.                           17
    400 Namco Ltd.                                          8
  3,000 Nankai Electric Railway                            13
 10,000 NEC Corp.                                          85
  2,000 NGK Insulators Ltd.                                22
  1,000 NGK Spark Plug Co.                                  9

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                 Value
----------------------------------------------------------
  3,000 Nichido Fire & Marine Insurance            $    15
  2,000 Nichirei Corp.                                   5
  2,000 Niigata Engineering Co. Ltd.*                    2
  2,000 Nikon Corp.                                     19
  1,000 Nippon Beet Sugar Manufacturing Co. Ltd.         2
  1,000 Nippon Comsys Corp.                             13
  7,000 Nippon Express Co. Ltd.                         36
  4,000 Nippon Fire & Marine Insurance                  14
  4,000 Nippon Light Metal Co.                           4
  1,000 Nippon Meat Packers, Inc.                       14
  8,000 Nippon Oil Co. Ltd.                             26
  6,000 Nippon Paper Industries Co.                     26
  1,000 Nippon Sharyo Ltd.                               3
  3,000 Nippon Sheet Glass Co. Ltd.                      7
  2,000 Nippon Shinpan Co.                               4
  1,000 Nippon Shokubai K.K. Co.                         6
 42,000 Nippon Steel Corp.                              77
  2,000 Nippon Suisan Kaisha Ltd.*                       2
     73 Nippon Telegraph & Telephone Corp.             546
  8,000 Nippon Yusen Kabushiki Kaisha                   24
  2,000 Nishimatsu Construction                         11
 15,000 Nissan Motor Co. Ltd.                           46
  2,000 Nisshinbo Industries, Inc.                       7
  1,000 Nissin Food Products                            20
  1,000 Nitto Denko Corp.                               15
 25,000 NKK Corp.                                       18
  1,000 NOF Corp.                                        2
 12,000 Nomura Securities Co. Ltd.                     117
  1,000 Noritake Co. Ltd.                                5
  4,000 NSK Ltd.                                        16
  3,000 NTN Corp.                                        9
  5,000 Obayashi Corp.                                  23
  5,000 Odakyu Electric Railway                         16
  6,000 Oji Paper Co. Ltd.                              27
  1,000 Okamoto Industries Inc.                          2
  1,000 Okuma Corp.                                      5
  2,000 Okumura Corp.                                    7
  2,000 Olympus Optical Co. Ltd.                        22
  2,000 Omron Corp.                                     24
  1,000 Onward Kasiyama Co. Ltd.                        12
  2,000 Orient Corp.                                     5
    400 Orix Corp.                                      29
 15,000 Osaka Gas Co. Ltd.                              44
    300 Oyo Corp.                                        4
  2,000 Penta-Ocean Construction                         4
  1,000 Pioneer Electronic Corp.                        16
  1,000 Q.P. Corp.                                       7
  2,000 Renown, Inc.*                                    1
  1,000 Rohm Co. Ltd.                                   85
 24,000 Sakura Bank Ltd.                                61
  1,000 Sanden Corp.                                     6
  2,000 Sankyo Aluminium Industry Co.                    2
  3,000 Sankyo Co. Ltd.                                 68
  2,000 Sanwa Shutter Corp.                              9
 12,000 Sanyo Electric Co.                              34

 Shares Description                          Value
---------------------------------------------------
  2,000 Sapporo Breweries Ltd.              $     9
  2,000 Sato Kogyo                                2
  1,000 Secom Co. Ltd.                           74
    700 Sega Enterprises                         17
  1,000 Seino Transportation Co. Ltd.             6
  1,000 Seiyu Ltd.                                3
  3,000 Sekisui Chemical Co. Ltd.                18
  4,000 Sekisui House Ltd.                       39
  7,000 Sharp Corp.                              62
    300 Shimachu Co., Ltd.                        6
  1,000 Shimano Inc.                             26
  5,000 Shimizu Corp.                            16
  2,000 Shin-Etsu Chemical Co. Ltd.              45
  2,000 Shionogi & Co.                           14
  3,000 Shiseido Co. Ltd.                        34
  5,000 Shizuoka Bank                            54
  7,000 Showa Denko K.K.                          6
  1,000 Skylark Co. Ltd.                         12
    400 SMC Corp.                                30
  2,000 Snow Brand Milk Products                  8
  2,500 Sony Corp.                              183
 19,000 Sumitomo Bank Ltd.                      212
 10,000 Sumitomo Chemicals Co.                   35
  7,000 Sumitomo Corp.                           38
  4,000 Sumitomo Electric Industries             44
  1,000 Sumitomo Forestry Co. Ltd.                7
  4,000 Sumitomo Heavy Industries Ltd.            8
  4,000 Sumitomo Marine & Fire Insurance         24
 21,000 Sumitomo Metal Industries                25
  4,000 Sumitomo Metal Mining Co.                14
  3,000 Sumitomo Osaka Cement Co. Ltd.            6
  6,400 Taiheiyo Cement Corp.                    15
  6,000 Taisei Corp.                             11
  2,000 Taisho Pharmaceutical Co.                50
  1,000 Taiyo Yuden Co. Ltd.                     11
  1,000 Takara Shuzo                              5
  1,000 Takara Standard Co. Ltd.                  7
  2,000 Takashimaya Co. Ltd.                     17
  5,000 Takeda Chemical Industries              169
  6,000 Teijin Ltd.                              22
  2,000 Teikoku Oil Co. Ltd.                      6
  1,000 Toa Corp.                                 2
  6,000 Tobu Railway Co.                         17
  1,000 Toei Co. Ltd.                             3
    100 Toho Co.                                 12
  3,100 Tohoku Electric Power                    50
 12,000 Tokai Bank                               61
  9,000 Tokio Marine & Fire Insurance Co.       102
  1,000 Tokyo Broadcasting System Inc.           10
  1,000 Tokyo Dome Corp.                          5
  8,300 Tokyo Electric Power Co.                190
  1,000 Tokyo Electron Ltd.                      37
 18,000 Tokyo Gas Co. Ltd.                       42
  1,200 Tokyo Steel Manufacturing                 5
  1,000 Tokyo Style Co. Ltd.                     11

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands, except shares)

 Shares Description                           Value
---------------------------------------------------------------
                International Equity Index Portfolio--Continued
 Japan--Continued
  2,000 Tokyo Tatemono Co. Ltd.              $     4
  2,000 Tokyotokeiba                               3
  7,000 Tokyu Corp.                               18
  4,000 Toppan Printing Co. Ltd.                  48
  9,000 Toray Industries, Inc.                    43
  4,000 Tosoh Corp.                                6
  1,000 Tostem Corp.                              17
  2,000 Toto Ltd.                                 15
  1,000 Toyo Engineering Corp.                     1
  1,000 Toyo Seikan Kaisha                        17
  5,000 Toyobo Ltd.                                6
  2,000 Toyoda Automatic Loom Works               34
 22,000 Toyota Motor Corp.                       558
    200 Trans Cosmos Inc.                          5
  1,000 Tsubakimoto Chain                          2
  6,000 Ube Industries Ltd.                        8
    500 Uni-Charm Corp.                           21
  3,000 Unitika Ltd.*                              2
  1,000 Uny Co. Ltd.                              17
  1,000 Wacoal Corp.                              11
  1,000 Yamaguchi Bank                             9
  1,000 Yamaha Corp.                              11
  5,000 Yamaichi Securities Co. Ltd.               0
  2,000 Yamanouchi Pharmaceutical Co. Ltd.        59
  3,000 Yamato Transport Co. Ltd.                 37
  1,000 Yamazaki Baking Co. Ltd.                  12
  8,000 Yasuda Trust & Banking                     8
  2,000 Yokogawa Electric                         10
                                             -------
                                               9,237
                                             -------
 Malaysia--0.4%
  2,200 AMMB Holdings Berhad                       2
  8,000 Amsteel Corp. Berhad                       1
  2,000 Antah Holdings Berhad                      0
  2,000 Aokam Perdana Berhad*                      0
  6,000 Berjaya Group Berhad                       1
  4,000 Berjaya Land Berhad                        1
  5,000 Commerce Asset Holdings Berhad             2
  2,000 Edaran Otomobil Nasional Berhad            2
  4,000 Ekran Berhad*                              1
  6,000 Golden Hope Plantations Berhad             3
  1,000 Golden Plus Holdings Berhad                0
  2,000 Guinness Anchor Berhad                     1
  4,000 Highlands & Lowlands Berhad                2
  2,000 Hong Leong Industries Berhad               1
  4,000 Hong Leong Properties Berhad               1
  2,000 Hume Industries Berhad                     1
  4,000 Idris Hydraulic Berhad*                    1
  3,000 IGB Corp. Berhad                           1
  5,000 IOI Corp. Berhad                           2
  2,000 Jaya Tiasa Holdings Berhad                 2
  2,000 Johan Holdings Berhad                      0
  3,000 Kedah Cement Holdings Berhad               1
  1,000 Kelanamas Industries Berhad*               0

 Shares Description                               Value
--------------------------------------------------------
  3,000 Kemayan Corp. Berhad                     $     0
  1,000 Kian Joo Can Factory Berhad                    1
  5,000 Kuala Lumpur Kepong Berhad                     5
  3,000 Land and General Berhad                        1
  3,000 Landmarks Berhad                               0
  3,000 Leader Universal Holdings Berhad               1
  9,000 Magnum Corp. Berhad                            3
 13,200 Malayan Banking Berhad                        15
  3,000 Malayan Cement Berhad                          1
 12,000 Malayan United Industries Berhad               2
  1,500 Malayawata Steel Berhad                        0
 24,000 Malaysia International Shipping Berhad        20
  5,000 Malaysia Mining Corp. Berhad                   2
  5,000 Malaysian Airline System Berhad                2
  2,000 Malaysian Mosaics Berhad                       1
  1,000 Malaysian Oxygen Berhad                        1
  2,000 Malaysian Pacific Industries                   2
  5,666 Malaysian Resources Corp. Berhad               2
  5,000 MBF Capital Berhad                             1
  5,000 Metroplex Berhad                               1
  6,000 Mulpha International Berhad                    1
  5,000 Multi-Purpose Holdings                         1
  3,000 Mycom Berhad                                   0
  2,000 Nestle Berhad                                  5
  2,000 New Straits Times Press Berhad                 1
  2,600 Oriental Holdings Berhad                       2
  1,000 Palmco Holdings Berhad                         0
  5,000 Pan-Malaysia Cement Works Berhad               1
  3,000 Perlis Plantations Berhad                      2
  4,000 Perusahaan Otomolbil Nasional Berhad           4
  2,000 Petaling Garden Berhad                         1
  2,000 Pilecon Engineering Berhad                     0
  4,000 Promet Berhad*                                 0
  3,600 Public Bank Berhad                             1
 25,600 Public Bank Berhad (Foreign Market)            8
  2,000 R.J. Reynolds Berhad                           1
  3,000 Rashid Hussain Berhad                          2
  7,000 Resorts World Berhad                           5
 12,000 RHB Capital Berhad                             4
  1,800 Rothmans of Pall Mall Berhad                   7
  2,000 Selangor Properties Berhad                     1
  2,000 Shell Refining Co. Berhad                      2
    280 Silverstone Berhad*                            0
 14,000 Sime Darby Berhad                              9
  3,000 Sungei Way Holdings Berhad                     1
  5,000 Ta Enterprise Berhad                           1
  4,000 Tan Chong Motor Holdings Berhad                1
  5,000 Technology Resources Industries Berhad         2
 17,500 Telekom Malaysia Berhad                       24
 18,000 Tenaga Nasional Berhad                        17
  5,000 Time Engineering Berhad                        1
  2,000 UMW Holdings Berhad                            1
  5,000 United Engineers (Malaysia) Ltd.               3
  8,000 YTL Corp. Berhad                               6
                                                 -------
                                                     202
                                                 -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                          Value
---------------------------------------------------
 NETHERLANDS--5.1%
  9,888 ABN AMRO Holdings N.V.              $   204
  1,856 Akzo Nobel                               76
    233 ASR Verzekeringsgroep N.V.               19
    540 Buhrmann N.V.                             9
  4,334 Elsevier N.V.                            57
    558 Getronics N.V.                           25
  2,037 Heineken N.V.                           104
    215 Hollandsche Beton Groep N.V.              3
     78 IHC Caland N.V.                           3
  6,121 ING Groep N.V.                          351
    479 KLM N.V.                                 13
  1,681 Koninklijke Ahold N.V.                   58
    241 Koninklijke Hoogovens N.V.                8
  3,422 Koninklijke KPN N.V.                    148
    148 Koninklijke Nedlloyd N.V.                 2
    209 Koninklijke Pakhoed N.V.                  5
    530 Oce-Van Der Grinten N.V.                 19
  2,371 Philips Electronics N.V.                150
 12,440 Royal Dutch Petroleum Co.               598
    199 Stork N.V.                                5
  1,422 TNT Post Group N.V.                      36
  4,162 Unilever N.V.                           326
    449 Wolters Kluwer N.V.                      86
                                            -------
                                              2,305
                                            -------
 NEW ZEALAND--0.2%
 17,500 Brierley Investments Ltd.                 4
 11,200 Carter Holt Harvey Ltd.                  11
    800 Fisher & Paykel Industries Ltd.           2
  2,218 Fletcher Challenge Building               3
  2,292 Fletcher Challenge Energy                 5
  5,317 Fletcher Challenge Forests                2
  4,200 Fletcher Challenge Paper                  3
  3,600 Lion Nathan Ltd.                          9
 11,400 Telecom Corp. of New Zealand Ltd.        49
                                            -------
                                                 88
                                            -------
 NORWAY--0.4%
    400 Aker RGI ASA                              5
    140 Aker RGI ASA, Class B                     1
    300 ASK ASA*                                  2
    300 Bergesen d.y. ASA, Class A                4
    100 Bergesen d.y. ASA, Class B                1
  3,600 Christiania Bank Og Kreditkasse          13
  4,200 Den norske Bank ASA                      16
    200 Dyno Industrier ASA                       3
    300 Elkem ASA                                 3
    500 Hafslund ASA, Class A                     3
    200 Hafslund ASA, Class B                     1
    100 Helicopter Services Group ASA             1
    200 Kvaerner ASA                              3
    100 Kvaerner ASA, Class B                     1
    200 Leif Hoegh & Co. ASA                      3
    600 Merkantildata ASA                         7

 Shares Description                                                     Value
------------------------------------------------------------------------------
  1,600 NCL Holdings ASA*                                              $     3
  1,500 Norsk Hydro ASA                                                     56
    200 Norske Skogindustrier ASA, Class A                                   6
    100 Norske Skogindustrier ASA, Class B                                   2
  1,000 Orkla ASA, Class A                                                  17
    300 Orkla ASA, Class B                                                   4
    600 Petroleum Geo-Services ASA*                                          9
    300 SAS Norge ASA, Class B                                               3
    400 Schibsted ASA                                                        5
    200 Smedvig, Class A                                                     1
    100 Smedvig, Class B                                                     1
  1,800 Storebrand ASA*                                                     13
    300 Tomra System ASA                                                     9
    100 Unitor ASA                                                           1
                                                                       -------
                                                                           197
                                                                       -------
 PORTUGAL--0.6%
  1,200 Banco Comercial Portugues S.A. (Registered)                         37
    600 Banco Espirito Santo e Comercial de Lisboa S.A. (Registered)        19
    400 Banco Totta & Acores S.A. (Registered)                              10
    500 BPI-SGPS S.A. (Registered)                                          16
    500 Brisa-Auto Estradas de Portugal S.A.                                27
    500 Cimpor-Cimentos de Portugal SGPS S.A.                               16
    100 Colep-Companhia Portuguesa de Embalagens*                            1
    100 Companhia de Seguros Tranquilidade (Registered)                      3
    100 Corticeira Amorim S.A.                                               1
  2,300 EDP-Electricidade de Portugal S.A.                                  51
    100 EFACEC-Empresa Fabril de MaquinasElectricas S.A.                     1
    100 Engil-SGPS                                                           1
    100 INAPA Investimentos Participacoes e Gestao S.A.                      1
    100 INAPA Investimentos Participacoes e Gestao S.A. Rights*              0
    400 Jeronimo Martins SGPS S.A.                                          20
    700 Portucel Industral-Empresa Produtora deCelulose S.A.                 5
  1,200 Portugal Telecom S.A. (Registered)                                  52
    100 Sociedade de Construcoes Soares da Costa S.A.                        0
    100 Sociedade de Construcoes Soares da Costa S.A. Bonus Rights*          0
    100 Somague-SGPS S.A.                                                    1
    200 Sonae Investmentos-SGPS S.A.                                        10
    100 UNICER-Uniao Cervejeira S.A.                                         2
                                                                       -------
                                                                           274
                                                                       -------
 SINGAPORE--0.9%
  1,000 Chuan Hup Holdings Ltd.                                              0
  3,000 City Developments Ltd.                                              14
  2,000 Comfort Group Ltd.                                                   1
  1,000 Cycle & Carriage Ltd.                                                3
  3,000 DBS Land Ltd.                                                        4
 10,900 Development Bank of Singapore Ltd.*                                 83
  1,000 First Capital Corp. Ltd.                                             1

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)

 Shares Description                                                   Value
----------------------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 SINGAPORE--Continued
  1,000 Fraser & Neave Ltd.                                          $     3
  2,000 Goldtron Ltd.                                                      0
  2,000 Hai Sun Hup Group Ltd.                                             1
  1,000 Haw Par Brothers International Ltd.                                1
  1,000 Hotel Properties Ltd.                                              1
  1,000 Inchcape Marketing Services Ltd.*                                  1
  1,000 Inchape Motors Ltd.                                                1
  6,000 IPC Corp.                                                          0
  2,250 Keppel Corp. Ltd.                                                  6
  2,400 Lum Chang Holdings Ltd.                                            1
  1,000 NatSteel Ltd.                                                      1
  3,000 Neptune Orient Lines Ltd.                                          1
 16,600 Overseas Chinese Banking Corp. Ltd. (Foreign)                    102
  1,000 Overseas Union Enterprise Ltd.                                     2
  1,000 Parkways Holdings Ltd.                                             2
  1,000 Sembawang Marine and Logistics                                     1
  5,494 Sembcorp Industries Ltd.*                                          7
 10,000 Singapore Airlines Ltd.                                           70
  1,893 Singapore Press Holdings Ltd.                                     20
 17,000 Singapore Telecommunications Ltd.                                 28
  1,000 Straits Trading Co. Ltd.                                           1
  4,000 United Industrial Corp. Ltd.                                       2
  8,000 United Overseas Bank Ltd. (Foreign)                               46
  2,000 United Overseas Land Ltd.                                          1
                                                                     -------
                                                                         405
                                                                     -------
 SPAIN--3.3%
    375 Acerinox S.A.                                                      9
  3,050 Argentaria, Caja Postal y Banco Hipotecario de Espana S.A.        71
  1,550 Autopistas Concesionaria ESP                                      24
 12,656 Banco Bilbao Vizcaya S.A.                                        200
  6,840 Banco Central Hispanoamericano                                    79
  8,384 Banco Santander S.A.                                             172
     75 Corporacion Financiera Alba                                       10
    393 Corporacion Mapfre                                                11
    372 Dragados & Construcciones S.A.                                    12
    400 Ebro Agricolas Compania de Alimentacion S.A.*                      9
    200 El Aguila S.A.*                                                    2
    150 Empresa Nacional de Celulosas S.A.                                 2
  6,100 Empresa Nacional de Electricidad S.A.                            160
    900 Ercros S.A.*                                                       1
    375 Fomenta de Construcciones S.A.                                    22
    925 Gas Natural SDG S.A., Class E                                     78
  5,601 Iberdrola S.A.                                                    93
    250 Inmobiliaria Urbis S.A.*                                           4
    300 Metrovacesa S.A.                                                   8
    125 Portland Valderrivas S.A.                                          5
    400 Prosegur CIA de Seguridad S.A. (Registered)                        5
  1,875 Repsol S.A.                                                      107
    453 Sarrio S.A.                                                        2
    275 Sociedade General de Aguas de Barcelona S.A.                      16
  1,175 Tabacalera S.A., Class A                                          29

 Shares Description                                                  Value
---------------------------------------------------------------------------
  6,279 Telefonica de Espana                                        $   296
  1,884 Union Electrica Fenosa S.A.                                      28
    350 Uralita S.A.                                                      4
    825 Vallehermoso S.A.                                                10
    150 Viscofan Industria Navarra de Envolturas Celulosicas S.A.         5
    350 Zardoya Otis S.A.                                                11
                                                                    -------
                                                                      1,485
                                                                    -------
 SWEDEN--3.0%
  4,400 ABB AB, Class A                                                  48
  1,800 ABB AB, Class B                                                  19
    900 AGA AB, Class A                                                  11
    700 AGA AB, Class B                                                   8
    250 Asticus AB*                                                       2
  8,766 Astra AB, Class A                                               161
  2,000 Astra AB, Class B                                                36
    800 Atlas Copco AB, Class A                                          18
    400 Atlas Copco AB, Class B                                           9
    400 Diligentia AB                                                     3
    700 Drott AB, Class B*                                                5
  2,440 Electrolux AB, Class B                                           37
    100 Esselte AB, Class A                                               1
    100 Esselte AB, Class B                                               2
  2,300 ForeningsSparbanken AB                                           65
    192 Granges AB                                                        3
  1,400 Hennes & Mauritz AB, Class B                                    104
    700 Netcom Systems AB, Class B*                                      27
    500 Om Gruppen AB                                                     7
  1,200 Sandvik AB, Class A                                              22
    500 Sandvik AB, Class B                                               9
  2,000 Securitas AB, Class B                                            30
  3,405 Skandia Forsakrings AB                                           48
  3,900 Skandinaviska Enskilda Banken, Class A                           44
    700 Skanska AB, Class B                                              20
    300 SKF AB, Class A                                                   4
    411 SKF AB, Class B                                                   5
  1,700 Stora Kopparbergs Bergslags Aktiebolag,
        Class A                                                          21
    400 Stora Kopparbergs Bergslags Aktiebolag,
        Class B                                                           5
  1,300 Svenska Cellulosa AB, Class B                                    29
  1,400 Svenska Handelsbanken, Class A                                   57
    100 Svenska Handelsbanken, Class B                                    4
    500 Svenskt Stal AB, Class A                                          4
    200 Svenskt Stal AB, Class B                                          2
  2,800 Swedish Match AB                                                  9
 12,800 Telefonaktiebolaget LM Ericsson, Class B                        357
    800 Trelleborg AB, Class B                                            7
    900 Volvo AB, Class A                                                20
  2,000 Volvo AB, Class B                                                47
    500 Wm-Data AB, Class B                                              21
                                                                    -------
                                                                      1,331
                                                                    -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                                    Value
-----------------------------------------------------------------------------
 SWITZERLAND--8.0%
     55 ABB A.G. (Bearer)*                                            $    69
     25 ABB A.G. (Registered)                                               6
    110 Adecco S.A.                                                        48
     40 Alusuisse-Lonza Holdings A.G. (Registered)                         50
  1,745 Credit Suisse Group (Registered)                                  301
     15 Fischer (Georg) A.G. (Registered)                                   5
     30 Holderbank Financiere Glarus A.G., (Bearer)                        35
     50 Holderbank Financiere Glarus A.G. (Registered)                     12
      2 Kuoni Reisen A.G., Category B (Registered)                          8
    265 Nestle S.A. (Registered)                                          552
     50 Novartis A.G. (Bearer)                                             93
    360 Novartis A.G. (Registered)                                        678
     10 Roche Holdings A.G. (Bearer)                                      180
     47 Roche Holdings A.G. (Genusss)                                     554
    100 Sairgroup (Registered)                                             22
     10 Schindler Holding A.G. (Registered)                                17
    100 Schweizerische Reuckversicherungs-Gesellschaft (Registered)       254
     15 SGS Societe Generale de Surveillance Holdings S.A (Bearer)         12
     10 SGS Societe Generale de Surveillance Holdings S.A
        (Registered)                                                        2
     20 Sulzer (Registered)                                                11
     20 Swatch Group A.G. (Bearer)                                         11
    100 Swatch Group A.G. (Registered)                                     13
  1,394 Union Bank of Switzerland (Registered)                            421
     25 Valora Holding A.G.                                                 7
    300 Zurich Allied A.G.                                                215
                                                                      -------
                                                                        3,576
                                                                      -------
 UNITED KINGDOM--21.1%
  9,000 Abbey National PLC                                                182
  9,205 Allied Zurich PLC*                                                132
  1,031 AMEC PLC                                                            3
    439 Amstrad PLC                                                         0
  1,929 Anglian Water PLC                                                  28
  2,067 Anglian Water PLC, Class B*                                         2
  5,000 Arjo Wiggins Appleton PLC                                           9
  6,000 Associated British Foods PLC                                       61
  6,000 BAA PLC                                                            66
  9,361 Barclays PLC                                                      213
  1,000 Barratt Developments PLC                                            4
  4,855 Bass PLC                                                           67
  3,062 BBA Group PLC                                                      17
  1,000 Berkeley Group PLC                                                  8
 24,294 BG PLC                                                            167
  3,113 BICC Group PLC                                                      3
  5,219 Blue Circle Industries PLC                                         26
  2,987 BOC Group PLC                                                      43
  5,587 Boots Co. PLC                                                      90
  1,015 Bowthorpe PLC                                                       7
  3,000 BPB PLC                                                            10
 11,177 British Aerospace PLC                                              96
  6,120 British Airways PLC                                                41

 Shares Description                           Value
----------------------------------------------------
  9,205 British American Tobacco PLC         $    84
  3,035 British Land Co. PLC                      26
 33,795 British Petroleum Co. PLC                527
 10,000 British Sky Broadcasting Group PLC        83
 12,000 British Steel PLC                         19
 39,250 British Telecommunications PLC           538
 20,610 BTR PLC                                   42
  3,000 Bunzl PLC                                 13
  1,000 Burmah Castrol PLC                        15
 15,000 Cable & Wireless PLC                     191
  6,224 Cadbury Schweppes PLC                     94
  2,900 Caradon PLC                                5
  4,044 Carlton Communications PLC                33
 27,000 Centrica PLC*                             56
  5,000 Coats Viyella PLC                          2
  1,000 Cobham PLC                                14
  5,872 Coca-Cola Beverages PLC*                  12
  8,114 CGU PLC                                  129
  4,000 Compass Group PLC                         42
  1,000 Courtaulds Textiles PLC                    3
  1,000 De La Rue PLC                              3
  1,000 Delta PLC                                  2
 21,594 Diageo PLC                               242
  3,000 Electrocomponents PLC                     21
  3,057 Elementis PLC                              4
  5,137 EMI Group PLC                             31
  2,020 English China Clays PLC                    6
  4,000 FKI PLC                                   10
 16,653 General Electric Co. PLC                 136
  4,596 GKN PLC                                   51
 22,000 Glaxo Wellcome PLC                       696
  5,078 Granada Group PLC                         79
  2,000 Great Portland Estates PLC                 6
  6,000 Great Universal Stores PLC                62
  5,857 Guardian Royal Exchange PLC               32
 15,300 Halifax PLC                              218
  2,040 Hammerson PLC                             13
  4,000 Hanson PLC                                30
  2,000 Hepworth PLC                               5
 11,235 HSBC Holdings PLC                        285
  5,117 HSBC Holdings PLC (75P)                  139
  1,000 Hyder PLC                                 13
  2,000 IMI PLC                                    9
  4,000 Imperial Chemical Industries PLC          37
  1,000 Jarvis PLC                                11
  1,000 Johnson Matthey PLC                        7
  8,176 Kingfisher PLC                            78
  7,117 Ladbroke Group PLC                        28
  1,000 Laird Group PLC                            2
  3,363 Land Securities Group PLC                 45
  6,000 LASMO PLC                                 14
  8,000 Legal & General Group PLC                 98
  1,000 Lex Service PLC                            7
 35,076 Lloyds TSB Group PLC                     488
  1,286 Lonrho PLC                                 6

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)


 Shares Description                                     Value
---------------------------------------------------------------
                INTERNATIONAL EQUITY INDEX PORTFOLIO--CONTINUED
 UNITED KINGDOM--Continued
  8,070 LucasVarity PLC                                $    28
 17,515 Marks & Spencer PLC                                119
  1,714 Marley PLC                                           3
  2,251 MEPC PLC                                            15
  1,000 Meyer International PLC                              6
  4,000 Misys PLC                                           28
  9,050 National Grid Group PLC                             72
  7,302 National Power PLC                                  62
  2,000 Next PLC                                            16
  1,000 Ocean Group PLC                                     12
  3,699 Pearson PLC                                         67
  3,896 Peninsular and Oriental Steam Navigation Co.        47
  6,742 Pilkington PLC                                       7
  1,929 Provident Financial PLC                             29
 12,000 Prudential Corp. PLC                               175
  2,000 Racal Electronics PLC                               10
  3,000 Railtrack Group PLC                                 82
  4,215 Rank Group PLC                                      15
  6,832 Reed International PLC                              54
 16,000 Rentokil Initial PLC                               103
  9,400 Reuters Holdings PLC                                91
  2,379 Rexam PLC                                            8
  1,437 Rexam PLC, Class B*                                  2
  6,562 Rio Tinto PLC (Registered)                          77
  2,000 RMC Group PLC                                       26
 10,133 Rolls-Royce PLC                                     41
 10,093 Royal & Sun Alliance Insurance Group PLC            84
  5,749 Royal Bank Scotland Group PLC                       87
  4,000 Rugby Group PLC                                      5
  6,261 Safeway PLC                                         31
 12,679 Sainsbury (J) PLC                                  106
  1,500 Schroders PLC                                       31
  4,000 Scottish & Newcastle PLC                            51
  3,000 Scottish Hydro-Electric                             35
  8,000 Scottish Power PLC                                  85
    993 Sears PLC                                            4
    993 Selfridges PLC                                       4
 12,000 Siebe PLC                                           43
  3,000 Slough Estates PLC                                  13
 34,178 SmithKline Beecham PLC                             420
  2,000 Smiths Industries PLC                               28
  3,000 St. James Place Capital PLC                         14
  5,000 Stagecoach Holdings PLC                             19
  6,194 Tarmac PLC                                          12
  3,000 Tate & Lyle PLC                                     19
  3,046 Taylor Woodrow PLC                                   8
 44,153 Tesco PLC                                          130
  1,833 Thames Water PLC                                    35
  2,000 Thames Water PLC, Class B*                           3
  3,000 TI Group PLC                                        17
    565 Transport Development Group PLC                      2

  Shares/
 Principal
  Amount   Description                                                   Value
-------------------------------------------------------------------------------
  1,000    Transport Development Group PLC, Class B*                          1
  1,556    Unigate PLC                                                       12
 19,868    Unilever PLC                                                 $   207
  3,067    United Biscuits Holdings PLC                                      12
  3,451    United Biscuits Holdings PLC, Class B*                             1
  3,000    United Utilities PLC                                              44
  1,333    Vickers PLC                                                        4
  1,000    Viglen Technology PLC                                              0
 19,190    Vodafone Group PLC                                               283
  4,307    Williams PLC                                                      27
  4,666    Williams PLC, Class B*                                             2
  1,000    Wilson (Connolly) Holdings PLC                                     2
   2,000   Wimpey (George) PLC                                                4
   4,000   Wolseley PLC                                                      25
   6,000   Zeneca Group PLC                                                 250
                                                                        -------
                                                                          9,472
-------------------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $40,786)                                     $43,462
-------------------------------------------------------------------------------
 PREFERRED STOCKS--0.7%
 AUSTRALIA--0.2%
  12,422   News Corp. Ltd.                                              $    78
   3,600   Star City Holdings Ltd.*                                           3
                                                                        -------
                                                                             81
                                                                        -------
 AUSTRIA--0.0%
      12   Bau Holdings A.G.--Vorzug                                          0
       4   Generali Holding Vienna A.G.--Vorzug                               1
                                                                        -------
                                                                              1
                                                                        -------
 FRANCE--0.0%
     100   Etablissements Econonmiques du Casino Guichard-Perrachon
           S.A.                                                               6
                                                                        -------
 GERMANY--0.5%
      50   Axa Colonia Konzern A.G.--Non Voting                               5
      50   MAN A.G.--Vorzug                                                  10
     150   Metro A.G.--Vorzug                                                 6
     550   RWE A.G.--Non Voting                                              19
     250   SAP A.G.--Vorzug                                                 131
     500   Volkswagen A.G.--Non Voting                                       26
                                                                        -------
                                                                            197
                                                                        -------
 ITALY--0.0%
  7,300    Fiat S.p.A.                                                       13
                                                                        -------
 UNITED KINGDON--0.0%
   2,726   MEPC PLC, Class B                                                  4
-------------------------------------------------------------------------------
 TOTAL PREFERRED STOCKS (Cost $225)                                     $   301
-------------------------------------------------------------------------------
 CORPORATE BONDS--0.0%
 UNITED KINGDOM--0.0%
           Viglen Technology PLC
     $2    6.938% Due 9/1/00                                            $     3
           Viglen Technology PLC Letters of Entitlement to Litigation
           Notes
      1    4.12% Due 1/1/01                                                   0
                                                                        -------
                                                                              3
-------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS (Cost $4)                                        $     3
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Shares/
 Principal
  Amount   Description                                            Value
------------------------------------------------------------------------
 OTHER--1.5%
 AUSTRALIA--0.2%
 10,500    World Equity Benchmark Shares (WEBS) Index Series--
           Australia                                             $   101
                                                                 -------
 BELGIUM--0.2%
  5,500    WEBS Index Series--Belgium                                106
                                                                 -------
 FRANCE--0.1%
  2,500    WEBS Index Series--France                                  52
                                                                 -------
 GERMANY--0.7%
 14,300    WEBS Index Series--Germany                                308
                                                                 -------
 JAPAN--0.2%
  7,500    WEBS Index Series--Japan                                   75
                                                                 -------
 SWITZERLAND--0.1%
  1,200    WEBS Index Series--Switzerland                             20
------------------------------------------------------------------------
 TOTAL OTHER (Cost $650)                                         $   662
------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--0.6%
           Societe Generale, Paris, France
   $298    5.375%Due 12/1/98                                     $   298
------------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $298)                         $   298
------------------------------------------------------------------------
 TOTAL INVESTMENTS--99.5%
  (Cost $41,963)                                                 $44,726
------------------------------------------------------------------------
 Other assets, less liabilities--0.5%                                226
------------------------------------------------------------------------
 NET ASSETS--100.0%                                              $44,952
------------------------------------------------------------------------
------------------------------------------------------------------------

*Non-income producing security.

At November 30, 1998 the Portfolio's investments, excluding the short-term investment, were diversified as follows:

Industry/Sector
------------------------------
Banks                    14.6%
Business Services       10.4
Capital Goods            6.5
Consumer Goods          13.3
Consumer Services        3.6
Energy/Utilities         4.8
Financial Services      10.4
Pharmaceuticals/Health   8.8
Multi-Industry           3.0
Raw Materials            6.4
Retail                   4.2
Technology               4.2
Transportation           2.4
Utilities                7.4
------------------------------
Total                   100.0%
------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands, except shares)

 Shares Description   Value
---------------------------

                         International Growth Portfolio

 COMMON STOCKS--94.4%
 Australia--2.4%
 145,000 Broken Hill Proprietary Co. Ltd.               $  1,153
  55,000 News Corp. Ltd. ADR                               1,540
                                                        --------
                                                           2,693
                                                        --------
 Finland--0.4%
   5,000 Nokia Oyj                                           490
                                                        --------
 France--14.9%
  18,000 Axa-UAP                                           2,333
  12,000 Castorama Dubois Investisse                       2,433
  18,000 Elf Aquitaine S.A.                                2,250
   5,500 Groupe Danone S.A.                                1,610
   6,000 LVMH Moet-Hennessy Louis Vuitton                  1,163
   7,500 Societe Generale                                  1,185
  14,000 Suez Lyonnaise des Eaux                           2,772
   9,000 Total S.A.                                        1,119
  21,000 Valeo S.A.                                        1,803
                                                        --------
                                                          16,668
                                                        --------
 Germany--10.5%
   3,500 Allianz A.G.                                      1,264
  20,000 Deutsche Bank A.G.                                1,239
  45,000 Hoechst A.G.                                      1,938
   2,900 Karstadt A.G.                                     1,364
   3,400 Muenchener Rueckversicherungse                    1,568
  22,000 Siemens A.G.                                      1,535
  25,000 VEBA A.G.                                         1,390
  18,000 Volkswagen A.G.                                   1,469
                                                        --------
                                                          11,767
                                                        --------
 Greece--0.9%
  40,000 Hellenic Telecommunication Organization S.A.      1,001
                                                        --------
 India--0.6%
  60,000 Mahanagar Telephone Nigam Ltd.                      635
                                                        --------
 Ireland--1.5%
  25,000 Elan Corp. PLC ADR*                               1,703
                                                        --------
 Italy--6.0%
  60,000 Assicurazioni Generali*                           2,247
 225,000 ENI S.p.A.                                        1,400
 220,000 Telecom Italia S.p.A.                             1,788
 225,000 Unicredito Italiano S.p.A.                        1,283
                                                        --------
                                                           6,718
                                                        --------
 Japan--15.9%
     440 DDI Corp.                                         1,432
  20,000 Hirose Electric Co. Ltd.                          1,342
  25,000 Jafco Co. Ltd.                                      714
  35,000 Jusco Co. Ltd.                                      668
 180,000 Kirin Brewery Co. Ltd.                            1,871
 130,000 Mitsubishi Estate Co. Ltd.                        1,244
 135,000 Mitsubishi Heavy Industries Ltd.                    506
 150,000 Nikon Corp.                                       1,440
 105,000 Pioneer Electronic Corp.                          1,730
 130,000 Sanwa Bank                                        1,179

 Shares  Description                           Value
----------------------------------------------------------
 135,000 Shiseido Co. Ltd.                    $  1,539
 150,000 Sumitomo Electric Industries            1,635
 330,000 Toshiba Corp.                           1,852
  35,000 Uny Co. Ltd.                              587
                                              --------
                                                17,739
                                              --------
 Netherlands--6.8%
  12,000 Equant N.V.*                              677
  15,000 Getronics N.V.                            658
  23,000 ING Groep N.V.                          1,321
  10,000 Philips Electronics N.V.                  633
  21,000 Unilever N.V.                           1,624
  50,000 Vedior N.V.                             1,023
   8,500 Wolters Kluwer N.V.                     1,625
                                              --------
                                                 7,561
                                              --------
 Singapore--0.7%
 100,000 Development Bank of Singapore Ltd.        759
                                              --------
 South Korea--1.2%
     368 Daewoo Corp.                                1
  15,000 Samsung Display Devices Co.               545
  15,000 Samsung Electronics                       802
                                              --------
                                                 1,348
                                              --------
 Spain--2.8%
  50,000 Argentaria, Caja Postal y Banco         1,168
 115,000 Iberdrola S.A.                          1,910
                                              --------
                                                 3,078
                                              --------
 Sweden--1.7%
 105,000 Astra AB, A Shares                      1,929
                                              --------
 Switzerland--6.7%
   1,500 Novartis A.G.                           2,824
     130 Roche Holding A.G. (Genusss)            1,532
   6,000 Swisscom A.G.*                          2,026
   3.800 UBS A.G.                                1,147
                                              --------
                                                 7,529
                                              --------
 Taiwan--0.7%
 110,000 Acer, Inc.*                               729
                                              --------
 United Kingdom--20.7%
 105,000 Allied Zurich PLC*                      1,508
 100,000 Bass PLC                                1,380
  75,000 BOC Group PLC                           1,090
 260,000 British Sky Broadcasting Group PLC      2,150
 220,000 Diageo PLC                              2,466
  30,000 Glaxo Wellcome PLC                      1,905
 215,000 Marks & Spencer PLC                     1,462
 110,000 Orange PLC*                             1,126
 110,000 Pearson PLC                             1,979
 110,000 PowerGen PLC                            1,521
  55,000 SEMA Group PLC                            449
 590,000 Shell Transport & Trading Co.           3,559
  20,000 Smithkline Beecham PLC*                 1,219
   9,000 Vodafone Group PLC                      1,329
                                              --------
                                                23,143
----------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $92,120)           $105,490
----------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Shares/
 Principal
  Amount   Description                                  Value
-------------------------------------------------------------------
 PREFERRD STOCK--0.3%
 Germany
    700    SAP A.G.                                    $    365
-------------------------------------------------------------------
 TOTAL PREFERRED STOCK (Cost $467)                     $    365
-------------------------------------------------------------------
 SHORT-TERM INVESTMENT--3.4%
           Societe Generale, Paris, France
 $3,861      5.375%Due 12/1/98                         $  3,861
-------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT (Cost $3,861)             $  3,861
-------------------------------------------------------------------
 WARRANTS--0.0%
    192    Muenchener Rueckversicherungs-New Shares*   $      8
-------------------------------------------------------------------
 TOTAL WARRANTS (Cost $6)                              $      8
-------------------------------------------------------------------
 TOTAL INVESTMENTS--98.1%
  (Cost $96,454)                                       $109,724
-------------------------------------------------------------------
 Other assets, less liabilities--1.9%                     2,073
-------------------------------------------------------------------
 NET ASSETS--100.0%                                    $111,797
===================================================================

*Non-income producing security.

At November 30, 1998 the Portfolio's investments, excluding the short-term investment, were diversified as follows:

Industry/Sector
-----------------------------------
Auto                           1.3%
Basic Industry                12.9
Capital Goods                  6.6
Consumer Goods                32.2
Financial Services            16.9
Pharmaceuticals/Health Care    1.5
Real Estate                    1.1
Technology                    18.4
Utilities                      1.5
Other                          7.6
-----------------------------------
Total                        100.0%
-----------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                             Value
--------------------------------------------------------
                         Small Company Index Portfolio
 COMMON STOCK--83.7%
 Advertising--0.4%
   3,325 Advo, Inc.*                            $     86
   2,700 Catalina Marketing Corp.*                   158
   1,400 CKS Group, Inc.*                             47
   3,200 Getty Images, Inc.*                          55
     100 Grey Advertising, Inc.                       36
   3,200 Ha-Lo Industries, Inc.*                     102
   5,500 Sitel Corp.*                                 14
   1,600 TMP Worldwide, Inc.*                         51
                                                --------
                                                     549
                                                --------
 Aerospace and Defense--0.6%
   4,100 AAR Corp.                                   104
   1,300 Alliant Techsystems, Inc.*                   99
     900 Banner Aerospace, Inc.*                       8
   4,100 BE Aerospace, Inc.*                          97
     700 Curtiss-Wright Corp.                         26
   1,250 Ducommun, Inc.*                              21
   2,000 Fairchild Corp. (The)*                       32
   5,000 GenCorp., Inc.                              123
     900 Heico Corp.*                                 22
   3,400 Kaman Corp.                                  55
   1,700 Kellstrom Industry, Inc.*                    42
     800 L-3 Communications Holdings, Inc.*           37
   1,650 Nichols Research Corp.*                      35
     600 Primex Technologies, Inc.                    24
   2,900 Remec, Inc.*                                 40
     900 Sequa Corp.*                                 57
                                                --------
                                                     822
                                                --------
 Agriculture--0.1%
   5,700 Agribiotech, Inc.*                           74
   1,600 Agribrands International, Inc.*              49
   4,900 Cadiz, Inc.*                                 44
   1,300 Tejon Ranch Co.*                             26
                                                --------
                                                     193
                                                --------
 Airlines--0.5%
   8,200 Airtran Holdings, Inc.*                      33
   3,800 Alaska Airgroup, Inc.*                      142
   6,130 America West Holding Corp., Class B*         87
     400 Amtran, Inc.*                                 9
   3,200 ASA Holdings, Inc.                          109
   1,800 Atlantic Coast Airlines Holdings*            46
   3,700 Mesa Air Group, Inc.*                        30
   1,750 Mesaba Holdings, Inc.*                       33
   2,025 Midwest Express Holdings*                    56
   3,000 Skywest, Inc.                                81
   8,400 Trans World Airlines*                        43
                                                --------
                                                     669
                                                --------

 Shares  Description                                Value
-----------------------------------------------------------
 Apparel--0.6%
   2,800 Authentic Fitness Corp.*                  $     45
   9,000 Burlington Industries, Inc.                     94
     900 Columbia Sportswear Co.*                        20
   2,700 Cone Mills Corp.*                               12
   1,600 Donna Karan International, Inc.*                12
   1,700 Galey & Lord, Inc.*                             18
     900 Guess ?, Inc.*                                   3
   3,900 Hartmarx Corp.*                                 23
   3,150 Kellwood Co.                                    85
   4,900 Nautica Enterprises, Inc.*                      96
   3,700 Nine West Group, Inc.*                          46
   1,800 Oshkosh B'gosh, Inc.                            43
     900 Oxford Industries, Inc.                         26
   3,400 Phillips-Van Heusen Corp.                       24
   2,000 Quiksilver, Inc.*                               49
   4,500 Russell Corp.                                  107
   2,400 St. John Knits, Inc.                            48
   6,800 Stride Rite Corp.                               60
     800 Timberland Co.*                                 33
   6,000 Wolverine World Wide, Inc.*                     82
                                                   --------
                                                        926
                                                   --------
 Auto Manufacturers--0.0%
   3,400 Wabash National Corp.                           64
                                                   --------
 Auto Parts and Equipment--0.8%
   2,400 Aftermarket Technology Corp.*                   14
   3,400 Arvin Industries, Inc.                         143
   2,000 Bandag, Inc.                                    71
   3,200 Borg-Warner Automotive, Inc.*                  160
   2,300 Breed Technologies, Inc.*                       16
   3,100 Delco Remy International, Inc.*                 34
   1,200 Detroit Diesel Corp.*                           25
   1,600 Excel Industries, Inc.                          28
   2,500 Exide Corp.*                                    44
   2,600 Hayes Lemmerz International, Inc.*              82
   5,800 Miller Industries, Inc.*                        28
   2,400 OEA, Inc.*                                      31
   2,500 Simpson Industries                              26
   1,500 Standard Motor Products, Inc.                   34
   2,425 Standard Products Co.                           45
   3,000 Superior Industries International, Inc.         78
   2,525 Titan International, Inc.*                      25
   6,800 Tower Automotive, Inc.*                        155
   2,143 Wynn's International, Inc.                      48
                                                   --------
                                                      1,087
                                                   --------
 Banks--5.7%
   1,000 Alabama National BanCorp.                       26
   4,250 Amcore Financial, Inc.                         100
   1,400 Area Bancshares Corp.                           38
     500 Bancfirst Corp.                                 20
   1,000 Bancfirst Ohio Corp.                            30
   7,300 BancorpSouth, Inc.                             140
   2,400 Bancwest Corp.                                 104

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                           Value
------------------------------------------------------
   1,727 Bank of Granite Corp.                $     49
   2,200 Banknorth Group, Inc.                      73
     808 BOK Financial Corp.                        38
   1,845 Brenton Banks, Inc.                        33
   1,000 BSB BanCorp., Inc.                         29
   1,860 BT Financial Corp.                         52
     500 Capital City Bank Group, Inc.              15
   2,700 Carolina First Corp.                       67
   1,100 Cathay BanCorp., Inc.                      42
   2,285 Centennial BanCorp.*                       41
   1,300 Century South Banks, Inc.                  38
   1,583 Chemical Financial Corp.                   67
   2,108 Chittenden Corp.                           64
   3,650 Citizens Banking Corp.                    118
   1,000 City Holding Co.                           34
   4,576 CNB Bancshares, Inc.                      198
   1,500 Columbia Banking Systems, Inc.*            29
   3,273 Commerce BanCorp., Inc.                   156
   1,100 Community Bank System, Inc.                32
   6,900 Community First Bankshares, Inc.          147
   1,430 Community Trust BanCorp.                   33
   1,200 Corus Bankshares, Inc.                     44
   3,880 Cullen/Frost Bankers, Inc.                208
   1,450 CVB Financial Corp.                        35
   1,300 Evergreen BanCorp., Inc.                   38
     940 F & M BanCorp.                             32
   1,606 F & M BanCorp., Inc.                       51
   3,255 F & M National Corp.                       98
   2,442 F.N.B. Corp.                               69
   1,000 Farmers Capital Bank Corp.                 35
   3,750 First BanCorp. of Puerto Rico             103
   1,200 First Charter Corp.                        21
     900 First Citizens Bancshares, Inc.            77
   1,800 First Commerce Bancshares, Inc.            52
   3,200 First Commonwealth Financial Corp.         78
   3,834 First Financial BanCorp.                  129
   1,389 First Financial Bankshares, Inc.           51
     952 First Financial Corp.                      42
   1,500 First Merchants Corp.                      43
   3,813 First Midwest BanCorp., Inc.              148
   1,400 First Republic Bank Corp.*                 36
   1,574 First Source Corp.                         51
   3,100 First United Bancshares, Inc.              61
   1,632 First Western BanCorp.                     51
     900 Frontier Financial Corp.*                  44
   2,100 GBC BanCorp.                               52
   1,200 Gold Banc Corp., Inc.*                     20
   2,170 Grand Premier Financial, Inc.              28
   1,300 Greater Bay BanCorp.                       45
   1,200 Hamilton BanCorp., Inc.*                   30
   1,410 Hancock Holding Co.                        63
   1,068 Harleysville National Corp.                39
   1,200 Horizon BanCorp., Inc.                     44
   4,012 Hubco, Inc.                               108
   4,981 Imperial BanCorp.*                         77

 Shares  Description                                Value
-----------------------------------------------------------
   1,800 Independent Bank Corp.                    $     28
   1,600 International Bancshares Corp.                  86
   1,000 Investors Financial Services Co.                56
   1,700 Irwin Financial Corp.                           49
   1,533 Jeffbanks, Inc.                                 35
     900 Mahoning National BanCorp.                      29
   2,100 MainStreet Financial Corp.                      90
   1,100 Merchants New York BanCorp.                     39
     400 Michigan Financial Corp.                        14
   1,170 Mid-America BanCorp.                            30
     900 Mississippi Valley Bancshares, Inc.             33
   1,883 N B T BanCorp., Inc.                            47
   2,300 National BanCorp. of Alaska                     71
     800 National City BanCorp.*                         21
   1,769 National City Bancshares, Inc.                  67
   1,885 National Penn Bancshares, Inc.                  61
   4,019 Old National BanCorp.                          209
   1,300 Omega Financial Corp.                           39
   4,831 One Valley BanCorp., Inc.                      159
   1,600 Oriental Financial Group                        49
   1,200 Park National Corp.                            115
     900 Peoples Holding Co. (The)                       29
     600 Pinnacle Banc Group, Inc.                       17
   2,500 Premier Bancshares, Inc.                        58
     600 Prime Banchsares, Inc.                          10
   1,400 Prime BanCorp., Inc.                            27
   3,552 Provident Bankshares Corp.                      95
     600 Republic Banchsares, Inc.*                      11
   3,112 Republic BanCorp.                               52
   1,000 Republic Banking Corp.                          11
   6,916 Republic Security Finl Corp.                    77
   2,800 Riggs National Corp. of Washington D.C.         59
   4,100 S & T BanCorp., Inc.                           109
   1,400 Sandy Springs BanCorp., Inc.                    46
   2,300 Santa Barbara BanCorp.                          58
   1,000 Shoreline Financial Corp.                       26
   1,375 Signal Corp.                                    47
   2,800 Silicon Valley Bancshares*                      70
     800 Simmons First National Corp.                    32
   5,733 Sky Financial Group, Inc.                      174
   3,000 Southwest BanCorp. of Texas                     54
   1,200 Sterling BanCorp.                               25
   3,150 Sterling Bancshares, Inc.                       50
     800 Sterling Financial Corp.                        33
   4,993 Susquehanna Bancshares, Inc.                   111
   2,150 Texas Regional Bancshares                       59
   3,200 Triangle BanCorp., Inc.                         61
   2,400 Trust Co. of New Jersey                         58
   3,955 Trustco Bank Corp.                             111
   2,163 UMB Financial Corp.                             96
   5,700 United Bankshares, Inc.                        163
   1,510 United National BanCorp.                        35
   2,000 US BanCorp., Inc.                               39
   1,000 USB Holding Co., Inc.                           16

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                              Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 BANKS--Continued
   6,228 UST Corp.                               $    154
   1,900 Vermont Financial Services Corp.              45
   1,500 Washington Trust BanCorp.                     32
   3,050 Wesbanco, Inc.                                84
   2,050 West Coast BanCorp. of Oregon                 44
   6,200 Westamerica BanCorp.                         224
   2,300 Western BanCorp.                              75
   6,200 Westernbank Puerto Rico                       82
   3,275 Whitney Holding Corp.                        121
                                                 --------
                                                    8,023
                                                 --------
 BEVERAGES--0.4%
   5,100 Adolph Coors Co.                             254
   2,600 Beringer Wine Estates Holdings*               95
   2,100 Boston Beer Co., Inc.*                        18
   2,300 Canandaigua Brands, Inc.*                    114
     300 Coca-Cola Bottling Co. Consolidated           17
      98 Farmer Bros. Co.                              19
   1,200 Robert Mondavi*                               44
                                                 --------
                                                      561
                                                 --------
 BIOTECHNOLOGY--1.0%
   4,200 Advanced Tissue Sciences, Inc.*               12
   2,200 Affymetrix, Inc.*                             55
   1,900 Aviron*                                       41
   1,500 Bio-Rad Laboratories, Inc.*                   32
   7,100 Bio-Technology General Corp.*                 48
   3,400 Cell Genesys, Inc.*                           17
   1,500 Entremed, Inc.*                               37
   3,194 Enzo Biochem, Inc.*                           42
   3,300 Human Genome Sciences, Inc.*                 103
   5,100 Icos Corp.*                                  111
   2,600 Idec Pharmaceuticals Corp.*                   87
   3,300 Incyte Pharmaceuticals, Inc.*                103
   2,300 Inhale Therapeutic Systems, Inc.*             74
     300 Lab One, Inc.                                  4
   5,600 Liposome Co., Inc.*                           51
   4,100 Millennium Pharmaceuticals, Inc.*             84
   1,700 Neurogen Corp.*                               29
   4,356 Organogenesis, Inc.*                          58
   2,700 Protein Design Labs, Inc.*                    59
   3,300 Regeneron Pharmaceutical, Inc.*               27
   3,500 Serologicals Corp.*                          103
   1,500 Sugen, Inc.*                                  21
   2,500 Transkaryotic Therapies, Inc.*                56
   2,300 Vical, Inc.*                                  38
                                                 --------
                                                    1,292
                                                 --------
 BUILDING MATERIALS--1.1%
   2,100 Advanced Lighting Technologies, Inc.*         18
     600 Ameron International Corp.                    22
   4,100 Apogee Enterprises, Inc.                      51
     750 Butler MFG Co.                                17
   2,900 Calmat Co.                                    89

 Shares  Description                           Value
------------------------------------------------------
   1,400 Centex Construction Products, Inc.   $     50
   4,500 Comfort Systems USA, Inc.*                 84
   5,100 Dal-Tile International, Inc.*              44
   1,800 Deltic Timber Corp.                        36
   1,950 Elcor Corp.                                60
   2,000 Florida Rock Industries, Inc.              59
   1,800 Genlyte Group, Inc.*                       34
   1,400 Giant Cement Holding, Inc.*                34
   1,600 Holophane Corp.*                           37
   5,600 Homebase, Inc.*                            32
   7,500 Hussmann International, Inc.*             124
   2,600 Juno Lighting, Inc.                        61
   1,500 Lone Star Industries, Inc.                114
   3,200 Modine Manufacturing Co.                  117
   2,600 NCI Building Systems, Inc.*                64
   1,400 Nortek, Inc.*                              38
     600 Puerto Rican Cement Co., Inc.              22
   4,100 Rayonier, Inc.                            174
   1,300 Republic Group, Inc.                       22
     600 Simpson Manufacturing Co., Inc.*           23
   2,350 Thomas Industries, Inc.                    41
   1,900 TJ International, Inc.                     45
   2,200 Universal Forest Products, Inc.*           44
                                              --------
                                                 1,556
                                              --------
 CHEMICALS--1.4%
   9,100 Airgas, Inc.*                              92
   3,100 Albemarle Corp.                            58
     900 Bush Boake Allen, Inc.*                    31
   3,392 Cambrex Corp.                              95
   1,300 Carbide/Graphite Group*                    17
   2,800 Chemfirst, Inc.                            53
   9,100 Ethyl Corp.                                53
   5,400 Ferro Corp.                               151
   1,900 Fuller (H. B.) Co.                         83
   1,300 General Chemical Group, Inc.               22
   3,400 Geon Co.                                   76
   4,500 Georgia Gulf Corp.                         84
   6,500 Hanna (M.A.) Co.                           91
   3,700 Lawter International, Inc.                 31
   1,300 Learonal, Inc.                             29
   3,375 Lilly Industries, Inc.                     63
   2,100 Macdermid, Inc.                            77
   1,200 Mcwhorter Technologies, Inc.*              28
   2,900 Minerals Technologies, Inc.               127
   3,868 Mississippi Chemical Corp.                 61
   3,100 NL Industries, Inc.                        41
   2,200 Octel Corp.*                               32
   3,500 OM Group, Inc.                            127
     900 Penford Corp.                              14
   5,100 Schulman (A.), Inc.                       109
   2,700 Scotts Co. (The)*                          98
   1,900 Spartech Corp.                             38
   1,000 Stepan Co.                                 28
   4,800 Terra Industries, Inc.                     26
   1,600 Tetra Technologies, Inc.*                  20

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                               Value
----------------------------------------------------------
   1,100 Valhi, Inc.                              $     12
   5,000 Wellman, Inc.                                  61
                                                  --------
                                                     1,928
                                                  --------
 COMMERCIAL SERVICES--4.8%
   2,200 Aaron Rents, Inc.*                             34
   1,200 Abacus Direct Corp.*                           69
   2,420 ABM Industries, Inc.                           81
   4,200 ABR Information Services, Inc.*                71
   3,000 Access Health, Inc.*                          108
     900 Administaff, Inc.*                             24
     800 AHL Services, Inc.*                            26
   2,100 Alternative Resources Corp.*                   20
   4,000 American Oncology Resources, Inc.*             45
   2,200 Ameripath, Inc.*                               10
   4,200 Avis Rent A Car, Inc.*                         88
     600 Bacou USA, Inc.*                               11
     347 Berlitz International, Inc.*                   10
   2,500 Big Flower Holdings, Inc.*                     61
   5,000 Billing Concepts Corp.*                        64
   1,900 Borg-Warner Security Corp.*                    35
   1,500 Boron Lepore & Associates, Inc.*               46
   4,000 Budget Group, Inc.*                            50
   5,300 Building One Services Corp.*                   90
   3,500 Caribiner International, Inc.*                 33
   1,300 Carriage Services, Inc.*                       33
   1,700 CDI Corp.*                                     46
   1,700 Central Parking Corp.*                         50
   6,700 Century Business Services, Inc.*               90
   1,300 Chemed Corp.                                   44
   1,900 Coinmach Laundry Corp.*                        31
   2,600 Computer Learning Centers*                     17
   6,907 Concentra Managed Care, Inc.*                  82
   1,900 Cort Business Service Corp.*                   43
   5,150 Crawford & Co.                                 79
   1,200 Crescent Operating, Inc.*                       5
     700 Data Processing Resources, Inc.*               17
   1,400 Data Transmission Network Corp.*               38
   1,100 DBT Online, Inc.*                              19
   8,800 Devry, Inc.*                                  232
   1,000 Diamond Technology Partners, Inc.*             14
   3,500 Dollar Thrifty Automotive Group, Inc.*         44
     700 Duff & Phelps Credit Rating, Inc.              36
   1,300 Education Management, Inc.*                    59
     400 Edutreck International, Inc.*                   3
   3,100 Envoy Corp.*                                  124
   3,000 Equity Corp. International, Inc.*              78
   1,400 F.Y.I., Inc.*                                  44
   1,600 First Consulting Group, Inc.*                  38
     300 Forrester Research, Inc.*                       9
   3,400 Franklin Covey Co.*                            64
   3,600 Group Maintenance American Corp.*              48
   1,000 Hagler Bailly, Inc.*                           18
   1,043 Healthplan Services Corp.                      10
   1,800 Home Choice Holdings, Inc.*                    29
   2,100 Hooper Holmes, Inc.*                           49

 Shares  Description                                 Value
------------------------------------------------------------
   2,900 Horizon Software, Inc.                     $     18
   2,100 Inacom Corp.*                                    44
   2,600 Integrated Electrical Services, Inc.*            50
   6,900 Interim Services, Inc.*                         143
   1,800 International Telcomm Data Systems, Inc.         44
   2,550 Iron Mountain, Inc.*                             75
   2,550 ITT Educational Services, Inc.*                  84
   1,100 Kendle International, Inc.*                      25
   1,300 Kroll-O'Gara Co.*                                40
   3,400 Labor Ready, Inc.*                               74
   1,200 Landauer, Inc.                                   34
   1,700 Lason, Inc.*                                    104
   1,300 Learning Tree International, Inc.*               11
     700 Leasing Solutions, Inc.*                          3
   1,100 Maximus, Inc.*                                   34
   1,100 Mcgrath RentCorp.                                22
  11,500 Medaphis Corp.*                                  33
   3,400 Medquist, Inc.*                                 103
   1,800 Memberworks, Inc.*                               44
   1,200 Meta Group, Inc.*                                30
   4,300 Metamor Worldwide, Inc.*                        102
   1,500 Metzler Group, Inc.*                             62
   2,500 Midas, Inc.                                      78
     900 National Processing, Inc.*                        5
   1,250 NCO Group, Inc.*                                 46
   2,550 NFO Worldwide, Inc.*                             32
   2,300 Norrell Corp.                                    37
   9,690 Nova Corp.*                                     308
   4,100 Novacare Employee Services, Inc.*                25
   9,900 Olsten Corp.                                     74
   1,600 On Assignment, Inc.*                             57
   5,300 Orthodontic Centers of America*                 101
     228 Panavision, Inc.*                                 4
   3,600 Parexel International Corp.*                     94
   2,300 Paymentech, Inc.*                                37
   2,200 Pediatrix Medical Group, Inc.*                  118
   4,800 Personnel Group of America, Inc.*                79
   2,445 Pharmaceutical Product Development*              70
  11,500 Phycor, Inc.*                                    70
   2,500 Phymatrix, Inc.*                                  7
   4,100 Physician Reliance Network, Inc.*                38
   1,100 Pierce Leahy Corp.*                              27
   1,050 Pinkertons, Inc.*                                21
   2,800 Prepaid Legal Services, Inc.*                    73
   3,300 Primark Corp.*                                   83
   1,600 Probusiness Services, Inc.*                      70
   1,600 Profit Recovery Group International*             54
   3,200 Protection One, Inc.*                            31
     600 Remedytemp, Inc.*                                 9
   2,060 Renaissance Worldwide, Inc.*                     15
   3,400 Rental Services Corp.*                           72
   2,200 Renters Choice, Inc.*                            53
   1,400 Rent-Way, Inc.*                                  38
   2,800 Rollins, Inc.                                    48
   5,113 Romac International, Inc.*                       71

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                            Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 COMMERCIAL SERVICES--Continued
   4,000 Ruddick Corp.                         $     78
   2,100 Rural/Metro Corp.*                          22
     400 S M & A Corp.*                               5
   2,100 Service Experts, Inc.*                      62
   1,200 SOS Staffing Services, Inc.*                 9
   5,900 Sotheby's Holdings, Inc.                   165
   2,400 Staff Leasing, Inc.*                        22
   2,500 Staffmark, Inc.*                            58
   1,050 Strayer Education, Inc.                     39
   1,000 Superior Consultant Holdings, Inc.*         37
   5,575 Sylvan Learning Systems, Inc.*             162
   3,000 Teletech Holdings, Inc.*                    27
   3,000 Trico Marine Services, Inc.*                17
   2,000 Trico Marine Services, Inc.                 52
   3,055 United Rentals, Inc.*                       80
   6,300 USWeb Corp.*                               143
   1,000 Vincam Group, Inc.*                         15
   1,200 Volt Information Sciences, Inc.*            28
   1,500 Wackenhut Corrections Corp.*                41
   1,397 Wackhenut Corp.                             34
     800 Westaff, Inc.*                               5
                                               --------
                                                  6,694
                                               --------
 COMPUTERS--3.6%
   1,700 Anacomp, Inc.*                              24
   3,111 Analysts International Corp.                52
   3,900 Anixter International, Inc.*                64
     500 AnswerThink Consulting Group, Inc.*         10
     700 Apex PC Solutions, Inc.*                    18
     700 ARIS Corp.*                                 11
   1,500 Aspec Technology, Inc.*                      3
   4,175 Avant! Corp.*                               70
   3,600 Axent Technologies, Inc.*                   94
   2,700 BA Merchant Services, Inc.*                 45
   3,066 Banctec, Inc.*                              40
   2,200 Bell & Howell Co.*                          74
   3,400 Bisys Group, Inc.*                         164
   6,300 Checkfree Holdings Corp.*                  102
   1,400 Complete Business Solutions*                34
   2,600 Compucom Systems, Inc.*                     10
   4,500 Computer Horizons Corp.*                   101
     275 Computer Management Sciences*                5
   2,500 Computer Task Group, Inc.*                  68
   1,800 Cotelligent, Inc.*                          33
   2,300 Cylink Corp.*                               19
   7,300 Data General Corp.*                        132
   1,500 DecisionOne Holdings Corp.*                 11
   5,200 Diamond Multimedia Systems*                 34
   7,700 Electronics for Imaging, Inc.*             206
   1,500 Evans & Sutherland CMP Corp.*               29
     800 Factset Research Systems, Inc.*             33
   1,850 Henry (Jack) & Associates                   93
   5,600 HMT Technology Corp.*                       64

 Shares  Description                           Value
------------------------------------------------------
   2,900 Hutchinson Technology*               $     90
   1,300 Hypercom Corp.*                            15
     800 Icon CMT Corp.*                            11
     500 Intelligroup, Inc.*                         8
   6,200 Intergraph Corp.*                          40
   2,900 International Network Services*           158
     700 ISS Group, Inc.*                           26
   7,800 Komag, Inc.*                               57
   1,200 Kronos, Inc.*                              52
     400 Manhattan Associates, Inc.*                 7
   2,900 Mastech Corp.*                             77
   9,000 Mentor Graphics Corp.*                     78
   5,100 Micron Electronics, Inc.*                 116
   2,400 Micros Systems, Inc.*                      68
   4,300 MMC Networks, Inc.*                        56
   3,700 MTI Technology Corp.*                      15
   2,700 MTS Systems Corp.                          35
   4,100 National Computer Systems, Inc.           135
   2,900 Neomagic Corp.*                            55
   4,500 Network Appliance, Inc.*                  338
   1,300 Pomeroy Computer Resources*                25
   1,100 QRS Corp.*                                 46
     800 Radiant Systems, Inc.*                      6
   2,100 Rambus, Inc.*                             186
   6,600 Read-Rite Corp.*                           89
     500 RWD Technologies, Inc.*                    10
   7,500 S3, Inc.*                                  40
   4,100 Safeguard Scientifics, Inc.*              116
   2,800 Sandisk Corp.*                             33
   1,700 SCM Microsystems, Inc.*                   101
   5,600 Security Dynamics Technologies*            85
   6,400 Sequent Computer Systems, Inc.*            82
   3,800 Smart Modular Technologies*                79
   2,000 Splash Technology Holdings*                17
     900 SPR, Inc.*                                 16
   2,500 Sykes Enterprises, Inc.*                   51
     700 Syntel, Inc.*                               9
   5,000 Systems & Computer Technology Co.*         91
   6,025 Technology Solutions Co.*                  56
   2,400 Telxon Corp.*                              65
   3,800 Tyler Corp.*                               25
   6,500 Vanstar Corp.*                             78
     500 Verisign, Inc.*                            20
   2,900 Visual Networks, Inc.*                    101
   6,800 Wang Laboratories*                        173
   4,200 Whittman-Hart, Inc.*                       93
   3,400 Xircom, Inc.*                             103
   5,000 Xylan Corp.*                               91
   2,700 Zebra Technologies Corp.*                  91
                                              --------
                                                 5,058
                                              --------
 CONSUMER PRODUCTS--0.2%
     400 800-Jr Cigar, Inc.*                         6
   1,500 Consolidated Cigar Holdings, Inc.*         17
   6,500 Dimon, Inc.                                53

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                              Value
---------------------------------------------------------
   1,300 General Cigar Holdings, Inc.*           $     13
   5,000 Universal Corp.                              176
                                                 --------
                                                      265
                                                 --------
 COSMETICS AND PERSONAL CARE--0.1%
   1,400 Chattem, Inc.*                                60
   1,000 French Fragrances, Inc.*                       7
   2,123 Natures Sunshine Products, Inc.               33
   4,800 Playtex Products, Inc.*                       74
                                                 --------
                                                      174
                                                 --------
 DISTRIBUTION AND WHOLESALE--0.8%
   2,800 Anicom, Inc.                                  29
   2,800 Aviall, Inc.*                                 34
   1,000 Aviation Sales Co.*                           37
   7,624 Brightpoint, Inc.*                           114
   1,000 CDW Computer Centers, Inc.*                   81
   4,900 Cellstar Corp.*                               32
   4,600 CHS Electronics, Inc.*                        68
   1,600 Daisytek International Corp.*                 25
   2,750 Insight Enterprises, Inc.*                   116
     600 JLK Direct Distribution, Inc.*                 7
   2,300 Keystone Automotive Industries, Inc.*         44
  11,800 Merisel, Inc.*                                34
   2,950 Microage, Inc.*                               52
   2,900 Owens & Minor, Inc. Holding Co.               50
   1,600 Tristar Aerospace Co.*                        12
   1,700 U.S.A. Floral Products, Inc.*                 20
  10,300 Unisource Worldwide, Inc.                     81
   5,400 United Stationers, Inc.*                     143
   2,100 VWR Scientific Products Corp.*                66
   2,800 Watsco, Inc.                                  50
                                                 --------
                                                    1,095
                                                 --------
 DIVERSIFIED FINANCIAL SERVICES--1.4%
   3,150 Aames Financial Corp.*                         6
   3,400 Advanta Corp.                                 35
   1,100 Advest Group, Inc.                            26
   2,600 Affiliated Managers Group*                    70
   9,100 Americredit Corp.*                           126
   1,500 Ameritrade Holding Corp.*                     37
     500 Amplicon, Inc.                                 8
     300 Capital Factors Holdings, Inc.                 5
   3,000 Charter Municipal Mortgage Acceptance         38
   2,500 Cityscape Financial Corp.                      0
   1,900 Conning Corp.                                 33
   1,400 Contifinancial Corp.*                          8
   3,300 Credit Acceptance Corp.*                      22
   1,800 Dain Rauscher Corp.                           67
     600 Delta Financial Corp.*                         3
   4,600 Doral Financial Corp.                         82
   1,700 DVI, Inc.*                                    30
   5,300 E*trade Group, Inc.*                         143
   4,200 Eaton Vance Corp.                            102
   1,900 Everen Capital Corp.                          47
     400 Federal Agricultural Mortgage Co.*            15

 Shares  Description                               Value
----------------------------------------------------------
   1,350 Financial Federal Corp.*                 $     36
   1,600 First Sierra Financial, Inc.*                  14
     600 Firstcity Financial Corp.*                      8
   1,200 Franchise Mortgage Acceptance Corp.*           12
   1,900 Freedom Securities Corp.                       34
   3,500 Friedman, Billings, Ramsey Group*              21
     800 Fund American Enterprise Holdings, Inc        113
   2,600 Hambrecht & Quist, Inc.*                       63
   2,900 Headlands Mortgage Co.*                        48
   1,700 Healthcare Financial Partners*                 56
   3,700 IMC Mortgage Co.*                               2
   4,364 Imperial Credit Industries*                    44
     500 Investment Technology Group*                   26
   2,000 Jefferies Group, Inc.                          93
     900 John Nuveen Co.                                33
   3,200 Long Beach Financial Corp.*                    25
   1,600 Medallion Financial Corp.                      25
   2,846 Metris Cos., Inc.*                             95
   4,037 Morgan Keegan, Inc.                            81
   6,450 Phoenix Investment Partners Ltd.               55
   3,200 Pioneer Group, Inc.*                           58
   3,000 Resource America, Inc.                         36
   2,196 Resource Bancshares MTG Group                  30
      91 Search Financial Services                       0
   1,100 Southern Pacific Funding Corp.                  0
   1,560 Southwest Securities Group                     31
     600 Student Loan Corp.                             27
   6,500 UniCapital Corp.*                              54
   3,020 United Cos. Financial Corp.*                   12
                                                  --------
                                                     2,035
                                                  --------
 ELECTRIC--2.3%
   3,150 Black Hills Corp.                              78
   3,000 Calpine Corp.*                                 72
   2,500 Central Hudson Gas & Electric                 101
   2,000 CilCorp., Inc.                                121
   3,300 Cleco Corp.                                   113
   4,800 CMP Group, Inc.                                86
   2,700 Commonwealth Energy System                    104
   3,000 Eastern Utilities Associates                   74
   8,100 EL Paso Electric Co.*                          75
   2,500 Empire District Electric Co.                   55
   4,650 Hawaiian Electric Industries                  181
   5,500 IdaCorp., Inc.                                192
   2,350 Madison Gas & Electric Co.                     54
   7,775 MDU Resources Group, Inc.                     197
   5,000 Minnesota Power, Inc.                         209
   7,500 Nevada Power Co.                              178
   3,078 Northwestern Corp.                             73
   2,000 Orange & Rockland Utilities                   113
   1,700 Otter Tail Power Co.                           68
   6,100 Public Service Co. of New Mexico              119
   5,700 Rochester Gas & Electric Corp.                175
   4,500 Sierra Pacific Resources                      162
   3,450 Southern Indiana Gas & Electric               116
   1,600 TNP Enterprises, Inc.                          61

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                             Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 ELECTRIC--Continued
   4,680 Unisource Energy Corp. Holding*        $     70
   2,100 United Illuminating Co.                     105
   8,250 Washington Water Power                      151
   3,500 WPS Resources Corp.                         118
                                                --------
                                                   3,221
                                                --------
 ELECTRICAL COMPONENTS AND EQUIPMENT--1.2%
   1,075 AFC Cable Systems, Inc.*                     32
   2,500 Alpine Group, Inc.*                          39
   4,800 Ametek, Inc.                                100
   4,896 Artesyn Technologies, Inc.*                  82
   2,200 Barnes Group, Inc.                           68
   3,800 Belden, Inc.                                 64
   1,800 C&D Technologies, Inc.                       52
   4,375 Cable Design Technologies Corp.*             81
   4,900 C-Cube Microsystems, Inc.*                  128
   2,168 Electro Rent Corp.*                          26
   1,900 Encore Wire Corp.*                           25
   4,300 Essex International, Inc.*                  139
   3,400 FSI International, Inc.*                     27
   5,400 General Cable Corp.                         103
   3,100 Jabil Circuit, Inc.*                        180
   3,400 Kulicke & Soffa Industries*                  58
   2,900 Littelfuse, Inc.*                            68
   4,000 Royavac Corp.                                93
   1,600 Scotsman Industries, Inc.                    33
   2,175 SLI, Inc.*                                   48
     700 Special Devices, Inc.*                       23
   2,800 Tecumseh Products Co.                       139
   2,900 Vicor Corp.*                                 26
                                                --------
                                                   1,634
                                                --------
 ELECTRONICS--2.2%
   1,000 Aavid Thermal Technologies*                  18
   2,300 Amphenol Corp.*                              75
     900 Analogic Corp.                               32
   1,500 Benchmark Electronics, Inc.*                 38
   3,900 BMC Industries, Inc.*                        24
   4,500 Checkpoint Systems, Inc.*                    60
   3,500 Coherent, Inc.*                              44
   1,400 Cohu, Inc.                                   32
   3,200 Credence Systems Corp.*                      63
   1,609 CTS Corp.                                    57
     676 Cubic Corp.                                  14
   4,200 Cymer, Inc.*                                 63
   3,600 DII Group, Inc.*                             75
   3,300 Dionex Corp.*                               102
   1,100 Dynatech Corp.                                3
   1,700 Electro Scientific Industries, Inc.*         51
   5,900 Fisher Scientific International             109
   5,778 Flowserve Corp.                             103
   4,200 Genrad, Inc.*                                68
  10,500 Gentex Corp.*                               193

 Shares  Description                            Value
-------------------------------------------------------
   2,000 Hadco Corp.*                          $     70
   1,500 Harmon Industries, Inc.                     38
   2,200 Innovex, Inc.                               35
  12,000 Integrated Device Technology, Inc.*         71
   1,300 ITI Technologies, Inc.*                     35
   1,400 Itron, Inc.*                                 9
   5,600 Kemet Corp.*                                79
   4,000 Kent Electronics Corp.*                     57
   2,600 Lo-Jack Corp.*                              24
   5,250 Methode Electronics                         72
   5,600 Mettler Toledo International*              147
   2,000 Micrel, Inc.*                               81
   7,500 Microchip Technology, Inc.*                261
   1,000 Moog, Inc.*                                 29
   2,640 OAK Industries, Inc.*                       82
   1,398 Park Electrochemical Corp.                  27
   5,232 Paxar Corp.*                                55
      57 Perkin-Elmer Corp.                           0
   1,500 Recoton Corp.*                              28
   1,100 Rogers Corp.*                               30
   1,800 Sawtek, Inc.*                               39
   9,800 Sensormatic Electronics Corp.*              80
   2,600 Sipex Corp.*                                84
   1,300 Spectra-Physics Lasers, Inc.*               12
   1,700 Stoneridge, Inc.*                           31
   3,200 Tava Technologies, Inc.*                    18
   2,100 Technitrol, Inc.                            63
   2,300 Thermedics, Inc.*                           24
     400 Thermo Optek Corp.*                          4
     400 Thermoquest Corp.*                           4
   3,300 Trimble Navigation Ltd.*                    29
   1,700 Triumph Group, Inc.*                        57
   1,300 Veeco Instruments, Inc.*                    47
   7,600 Vishay Intertechnology, Inc.*              108
   2,400 Watts Industries                            45
   1,300 Woodward Governor Co.                       33
   2,500 X-Rite, Inc.                                22
                                               --------
                                                  3,154
                                               --------
 ENGINEERING AND CONSTRUCTION--0.4%
   2,400 Dames & Moore Group                         31
   1,800 Dycom Industries, Inc.*                     71
   6,000 Foster Wheeler Corp.                       103
   2,775 Granite Construction, Inc.                  90
   3,100 Insituform Technologies, Inc.*              41
   3,200 Jacobs Engineering Group, Inc.*            121
   4,891 Morrison Knudsen Corp.*                     47
   1,000 Stone & Webster, Inc.                       34
   1,800 URS Corp.*                                  37
                                               --------
                                                    575
                                               --------
 ENTERTAINMENT--1.0%
     900 AMC Entertainment, Inc.*                    15
   1,100 Anchor Gaming*                              56
   4,400 Ascent Entertainment Group*                 35
   6,600 Aztar Corp.*                                33

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                          Value
-----------------------------------------------------
   5,300 Boyd Gaming Corp.*                  $     19
   1,100 Carmike Cinemas, Inc.*                    22
   1,500 Championship Auto Racing Teams*           42
   1,100 Churchill Downs, Inc.                     33
   1,500 Dover Downs Entertainment                 17
     800 GC Companies, Inc.*                       32
   5,900 Grand Casinos, Inc.*                      56
   6,100 Gtech Holdings Corp.*                    153
     900 Harveys Casinos Resorts                   24
   2,900 Hollywood Park, Inc.*                     28
   2,700 International Speedway Corp.*             96
     900 Penske Motorsports, Inc.*                 21
   9,200 Premier Parks, Inc.*                     250
     600 Primadonna Resorts, Inc.*                  5
   2,500 RIO Hotel And Casino, Inc.*               39
   1,500 Scientific Games Holdings, Inc.*          29
   3,400 SFX Entertainment, Inc.*                 170
     500 Silverleaf Resorts, Inc.*                  6
   1,800 Speedway Motorsports, Inc.*               51
   3,100 Station Casinos, Inc.*                    26
   1,300 Steinway Musical Instruments*             30
   4,000 Sunterra Corp.*                           47
     500 Trendwest Resorts, Inc.*                   7
   3,900 Vail Resorts, Inc.*                       98
     900 Vistana, Inc.*                            13
                                             --------
                                                1,453
                                             --------
 ENVIRONMENTAL CONTROL--0.6%
  27,100 Aqua Alliance, Inc., Class A*             54
   5,100 Calgon Carbon Corp.                       37
     900 Casella Waste Systems, Inc.*              28
   7,000 Catalytica, Inc.*                        126
   4,400 Eastern Environmental Services*           96
   2,200 Imco Recycling, Inc.                      33
   2,400 Ionics, Inc.*                             75
   3,900 Metal Management, Inc.*                   12
     500 Mine Safety Appliances Co.                33
  17,220 Safety Kleen Corp.*                       59
   3,300 Superior Services, Inc.*                  61
   3,300 Syntroleum Corp.*                         28
   4,197 Tetra Tech, Inc.*                         88
     750 Thermo Ecotek Corp.*                       8
     400 Waste Industries, Inc.*                    7
  18,400 Wastemasters, Inc.*                       10
                                             --------
                                                  755
                                             --------
 FOOD--1.3%
   2,600 American Italian Pasta Co.*               66
   5,500 Chiquita Brands International             62
   5,200 Corn Products International, Inc.        146
   3,100 Dreyer's Grand Ice Cream, Inc.            42
   6,300 Earthgrains Co.                          202
   5,600 Fleming Companies, Inc.*                  56
   2,600 Great Atlantic & Pacific Tea Co.          71
   2,000 Hain Food Group, Inc.*                    41
   2,200 Imperial Holly Corp.                      19

 Shares  Description                             Value
--------------------------------------------------------
   1,400 Ingles Markets, Inc.                   $     17
   2,500 International Multifoods Corp.               64
   3,300 Lance, Inc.                                  65
   2,000 Michael Foods, Inc.                          50
   1,850 Performance Food Group Co.*                  45
     499 Pilgrims Pride Corp.*                        12
   4,800 RalCorp. Holdings, Inc.*                     84
   7,000 Richfood Holdings, Inc.                     130
   1,100 Riviana Foods, Inc.                          22
     100 Seaboard Corp.                               43
   4,900 Smithfield Foods, Inc.*                     130
   3,800 Smucker (J.M.) Co.                           88
     600 United Natural Foods, Inc.*                  15
   7,500 Universal Foods Corp.                       186
   3,700 Vlasic Foods International*                  80
   1,600 Wild Oats Markets, Inc.*                     46
   2,300 Zapata Corp.                                 18
                                                --------
                                                   1,800
                                                --------
 FOREST PRODUCTS AND PAPER--0.5%
   3,500 Buckeye Technologies, Inc.*                  68
   3,700 Caraustar Industries, Inc.                   98
   2,800 Chesapeake Corp.*                            97
   3,700 Glatfelter (P.H.) Co.                        48
   4,300 Potlatch Corp.                              163
   1,770 Rock-Tenn Co.                                29
   2,100 Schweitzer-Mauduit International             38
   8,491 Wausau-Mosinee Paper Corp.                  143
                                                --------
                                                     684
                                                --------
 GAS--1.7%
   8,400 AGL Resources, Inc.                         181
   4,450 Atmos Energy Corp.                          136
   2,000 Bay State Gas                                79
   1,300 Colonial Gas Co.                             45
   1,500 Connecticut Energy Corp.                     42
   3,000 Eastern Enterprises                         122
   3,800 Energen Corp.                                68
   4,433 Indiana Energy, Inc.                        100
   2,600 Laclede Gas Co.                              65
   2,600 New Jersey Resources                        101
   1,450 North Carolina Natural Gas                   47
   3,600 Northwest Natural Gas Co.                   102
   1,900 NUI Corp.                                    46
   4,600 Oneok, Inc.                                 160
   1,500 Pennsylvania Enterprises, Inc.               37
   5,200 Peoples Energy Corp.                        196
   4,476 Piedmont Natural Gas Co.                    157
   2,950 Public Service Co. of North Carolina         72
   2,087 SEMCO Energy, Inc.                           34
   1,120 South Jersey Industries                      29
   2,619 Southern Union Co.*                          53
   4,400 Southwest Gas Corp.                         105
   3,600 Southwestern Energy Co.                      27
   4,800 UGI Corp.                                   117
   6,400 Washington Gas Light Co.                    163

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                        Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 GAS--Continued
   5,500 Wicor, Inc.                       $    120
   1,550 Yankee Energy Systems, Inc.             45
                                           --------
                                              2,449
                                           --------
 HAND AND MACHINE TOOLS--0.6%
   5,875 Applied Power, Inc.*                   209
   4,893 Baldor Electric                         98
     668 Franklin Electric Co., Inc.             44
   1,400 Hardinger, Inc.                         27
   7,200 Lincoln Electric Holdings, Inc.        169
   5,700 Milacron, Inc.                         115
   3,100 Regal Beloit                            78
   1,800 SPX Corp.*                             104
   1,000 Starrett (L.S.) Co.                     31
                                           --------
                                                875
                                           --------
 HEALTH CARE--3.1%
   3,200 Acuson Corp.*                           45
   2,900 Adac Laboratories*                      75
   6,600 Alaris Medical, Inc.*                   35
   2,300 Alternative Living Services*            62
   1,300 American Homepatient, Inc.*              3
   2,500 American Retirement Corp.*              39
   6,100 Apria Healthcare Group, Inc.*           43
   2,000 Arrow International, Inc.               57
   2,200 Assisted Living Concepts, Inc.*         28
   4,500 Ballard Medical Products                98
   1,400 Brookdale Living Communities*           24
   1,600 Capital Senior Living Corp.*            20
   1,400 Carematrix Corp.*                       39
   1,700 Centennial HealthCare Corp.*            26
     800 Closure Medical Corp.*                  18
   2,800 Columbia Laboratories, Inc.*            11
   2,250 Conmed Corp.*                           61
   2,200 Cooper Companies, Inc.*                 47
   8,550 Covance, Inc.*                         214
   8,600 Coventry Health Care, Inc.*             64
   1,900 Curative Health Services, Inc.*         55
   2,300 Cytyc Corp.*                            46
   1,900 Datascope Corp.*                        42
   1,700 Diagnostic Products Corp.               44
   4,900 Express Scripts, Inc.*                 270
   5,200 Genesis Health Ventures*                50
   3,400 Haemonetics Corp.*                      77
   2,700 Hanger Orthopedic Group, Inc.*          65
   3,300 Henry Schein, Inc.*                    117
   2,000 Hologic, Inc.*                          26
   5,200 Idexx Laboratories, Inc.*              135
   1,600 Igen International, Inc.*               43
   1,200 Impath, Inc.*                           46
   3,500 Invacare Corp.*                         84
   5,700 Laboratory Corp. of America*             7
   1,571 Life Technologies, Inc.                 58
   1,200 Lifecore Biomedical, Inc.*              10

 Shares  Description                        Value
---------------------------------------------------
     330 LTC Healthcare, Inc.              $      1
   4,600 Magellan Health Services*               43
  10,427 Mariner Post-Acute Network*             45
   2,100 Maxxim Medical, Inc.*                   57
     135 MEDIQ, Inc.                              1
   3,464 Mentor Corp.                            64
   7,000 MID Atlantic Medical Services*          62
   1,100 Minimed, Inc.*                          78
   1,100 National Healthcare Corp.*              17
   9,200 Novacare, Inc.*                         29
   1,200 Novoste Corp.*                          20
   4,600 Oakley, Inc.*                           45
   1,400 Ocular Sciences, Inc.*                  32
   1,800 OEC Medical, Inc.*                      50
  11,800 Oxford Health Plans*                   131
   1,000 Perclose, Inc.*                         27
   1,200 Province Healthcare Co.*                38
  10,325 PSS World Medical, Inc.*               214
   4,400 Quest Diagnostics, Inc.*                79
   5,950 Renal Care Group, Inc.*                160
   1,750 Res-Care, Inc.*                         42
   2,100 Resmed, Inc.*                           72
   4,055 Respironics, Inc.*                      77
   1,600 Sabratek Corp.*                         27
   3,500 Sierra Health Services*                 80
   3,600 Sola International, Inc.*               57
   7,880 Sun Healthcare Group, Inc.*             41
   2,100 Sunrise Assisted Living, Inc.*          91
   2,900 Sunrise Medical, Inc.*                  37
   2,800 Techne Corp.*                           53
     600 Thermo Bioanalysis Corp.*                6
   2,700 Thermo Cardiosystems, Inc.*             31
   1,600 Thermolase Corp.*                        8
   1,350 Thermotrex Corp.*                       14
     800 Trex Medical Corp.*                      8
   1,900 United Wisconsin Services, Inc.         14
   8,800 Vencor, Inc.*                           40
   2,000 Ventana Medical Systems*                43
   2,000 Visx, Inc.*                            146
     700 Vital Signs, Inc.                       12
   1,600 Wesley Jessen Visioncare*               38
   1,823 West Co., Inc.                          55
   1,200 Xomed Surgical Products, Inc.*          53
                                           --------
                                              4,422
                                           --------
 HOLDING COMPANIES--DIVERSIFIED--0.1%
   2,320 Triarc Companies, Inc.*                 37
   6,000 Walter Industries, Inc.*                86
                                           --------
                                                123
                                           --------
 HOME BUILDERS--1.0%
   1,812 American Homestar Corp.*                30
   2,900 Cavalier Homes, Inc.                    31
   6,004 Champion Enterprises, Inc.*            134
   2,600 Coachmen Industries, Inc.               59
   1,100 Crossmann Cmntys, Inc.*                 28

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                           Value
------------------------------------------------------
   5,158 DR Horton, Inc.                      $     97
   6,700 Fairfield Communities, Inc.*               72
   5,800 Kaufman & Broad Home Corp.                146
   2,700 MDC Holdings, Inc.                         50
   1,200 Monaco Coach Corp.*                        36
   1,500 National RV Holdings, Inc.*                40
   1,400 NVR L.P.*                                  55
   6,850 Oakwood Homes*                            102
   2,820 Palm Harbor Homes, Inc.*                   73
   3,600 Pulte Corp.                                92
   2,200 Ryland Group, Inc.                         58
   1,100 Skyline Corp.                              36
   3,700 Standard-Pacific Corp.                     36
     983 Thor Industries, Inc.                      23
   3,500 Toll Brothers, Inc.*                       85
   1,979 U S Home Corp.*                            63
   2,100 Webb (DEL E.) Corp.                        56
   1,900 Winnebago Industries                       23
                                              --------
                                                 1,425
                                              --------
 HOME FURNISHINGS--0.4%
   1,900 Bassett Furniture Industries               48
   1,500 Bush Industries                            25
   4,800 Fedders Corp.                              27
   2,710 Harman International                      116
   5,300 Kimball International                     102
   7,800 La-Z-Boy, Inc.                            131
     400 Meadowcraft, Inc.*                          4
   2,400 O'Sullivan Industries Holdings*            24
     900 Parkervision, Inc.*                        22
   2,200 Polycom, Inc.*                             39
   3,200 Windmere-Durable Holdings*                 20
                                              --------
                                                   558
                                              --------
 HOUSEHOLD PRODUCTS AND WARES--0.6%
   2,350 American Business Products, Inc.           52
   3,080 Brady Corp.                                79
   4,300 Central Garden and Pet Co.*                69
   2,700 Church & Dwight, Inc.                      93
     900 CSS Industries, Inc.*                      27
   1,100 DAY Runner, Inc.*                          24
   1,200 Fossil, Inc.*                              33
   2,400 Gibson Greetings, Inc.*                    26
   4,600 Harland (John H.) Co.                      70
   1,300 Hunt Corp.                                 18
   5,400 Jostens, Inc.                             127
   1,900 New England Business Service, Inc.         61
   1,600 Russ Berrie & Co., Inc.                    36
   1,900 Standard Register Co.                      56
   6,200 Wallace Computer Services, Inc.           139
                                              --------
                                                   910
                                              --------
 HOUSEWARES--0.2%
   2,400 Enesco Group, Inc.                         58
   2,600 Libbey, Inc.                               80
   7,757 Metromedia International Group *           34

 Shares  Description                               Value
----------------------------------------------------------
   1,090 Mikasa, Inc.                             $     12
   1,000 National Presto Industries, Inc.               41
   2,050 Oneida Ltd.                                    37
   1,900 Toro Co.                                       50
                                                  --------
                                                       312
                                                  --------
 INSURANCE--3.3%
   1,700 Acceptance Insurance Companies, Inc.*          33
   3,600 Alfa Corp.                                     79
   1,124 American Annuity Group, Inc.                   26
   2,400 American Heritage Life Investment Corp         59
   1,200 American Medical Security Group                17
   3,400 Amerin Corp.*                                  84
   2,549 Amerus Life Holdings, Inc.                     56
   2,600 Argonaut Group, Inc.                           65
   3,400 ARM Financial Group, Inc.                      73
   1,700 Baldwin & Lyons, Inc.                          36
   1,900 Blanch (EW) Holdings, Inc.                     76
   3,200 Capital Re Corp.                               63
   1,200 Capitol Transamerica Corp.                     21
   1,200 Chartwell RE Corp.                             33
   2,000 Chicago Title Corp.                            94
     900 Citizens Corp.                                 30
   3,300 Cmac Investment Corp.                         159
   2,400 CNA Surety Corp.*                              35
   3,800 Commerce Group, Inc.                          130
   2,181 Delphi Financial Group*                       102
   3,600 Enhance Financial Services Group              106
   1,500 Executive Risk, Inc.*                          81
   4,600 FBL Financial Group, Inc.                     113
   2,783 Fidelity National Financial, Inc.              91
   7,250 First American Financial                      222
   2,600 Foremost Corp. of America                      53
   1,400 Fpic Insurance Group, Inc.*                    51
   5,134 Frontier Insurance Group, Inc.                 73
   2,500 Gallagher, Arthur J. & Co.                    116
   1,400 Guarantee Life Companies, Inc.                 26
   1,700 Harleysville Group, Inc.                       37
   5,500 HCC Insurance Holdings, Inc.                  102
   1,900 Highlands Insurance Group*                     24
   1,800 Hilb, Rogal & Hamilton Co.                     34
   4,350 HSB Group, Inc.                               180
     500 Kansas City Life Insurance Co.                 41
   2,200 Landamerica Financial Group, Inc.             135
   1,600 Liberty Corp.                                  78
   1,700 Life RE Corp.                                 160
   3,100 Life USA Holding, Inc.                         40
     600 Markel Corp.*                                 100
     700 Meadowbrook Insurance Group                    11
   3,175 Medical Assurance, Inc.*                       96
     600 Midland Co.                                    15
   2,400 MMI Companies, Inc.                            39
   2,200 NAC Re Corp.                                  105
     300 National Western Life Insurance*               36
     500 Nymagic, Inc.                                  11
   2,200 Pennsylvania Manufacturers Corp.               42

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                            Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 INSURANCE--Continued
     900 Penn Treaty American Corp.*           $     25
   2,900 PennCorp. Financial Group, Inc.*             3
     900 Philadelphia Consolidated Holdings*         19
   1,525 POE & Brown, Inc.                           53
   3,300 Presidential Life Corp.                     59
   1,751 Pxre Corp.                                  39
   3,700 Reinsurance Group of America               242
   1,900 Risk Capital Holdings, Inc.*                41
   1,181 RLI Corp.                                   43
   1,800 Scpie Holdings, Inc.                        55
   4,300 Selective Insurance Group                   81
   1,900 State Auto Financial Corp.                  23
   1,000 Stewart Information Services                49
   6,300 TIG Holdings, Inc.                          89
   1,650 Trenwick Group, Inc.                        52
   2,000 Triad Guaranty, Inc.*                       45
   5,500 UICI*                                      109
   1,050 United Fire & Casualty Co.                  39
   1,500 Vesta Insurance Group, Inc.                  9
   3,300 W.R. Berkley Corp.                         111
   1,400 Zenith National Insurance Corp.             34
                                               --------
                                                  4,709
                                               --------
 INVESTMENT COMPANIES--0.0%
     700 PEC Israel Economic Corp.*                  17
                                               --------
 IRON AND STEEL--0.9%
   6,700 AK Steel Holding Corp.                     129
   2,700 Arch Coal, Inc.                             52
  13,300 Armco, Inc.*                                52
  19,006 Bethlehem Steel Corp.*                     157
   4,100 Birmingham Steel Corp.                      20
   2,900 Carpenter Technology                       102
   1,600 Citation Corp.*                             22
   1,700 Cleveland-Cliffs, Inc.                      65
     900 Gibraltar Steel Corp.*                      18
   7,200 Inland Steel Industries, Inc.              132
   1,700 J & L Specialty Steel, Inc.                 11
   3,300 Lone Star Technologies*                     32
  14,600 LTV Corp.                                   80
   3,100 National Steel Corp.                        23
   3,200 Oregon Steel Mills, Inc.                    41
   1,550 Reliance Steel & Aluminum                   47
   1,600 Roanoke Electric Steel Corp.                23
   1,000 Rouge Industries, Inc.                       8
     600 Schnitzer Steel Industries, Inc.            11
     600 Shiloh Industries, Inc.*                     9
   5,200 Steel Dynamics, Inc.*                       71
   3,100 Texas Industries, Inc.                      90
   2,400 WHX Corp.*                                  25
                                               --------
                                                  1,220
                                               --------

 Shares  Description                             Value
--------------------------------------------------------
 LEISURE TIME--0.3%
     500 Ambassadors International, Inc.*       $      9
   1,000 American Classic Voyager*                    15
   2,200 American Skiing Co.*                         20
   3,500 Bally Total Fitness Holding*                 83
   1,400 Coleman Co., Inc.*                           13
   2,850 Family Golf Centers, Inc.*                   59
   1,617 K2, Inc.                                     18
   1,800 North Face, Inc.*                            23
   1,500 Pegasus Systems, Inc.*                       33
   3,400 Polaris Industries, Inc.                    119
   1,200 Travel Services International, Inc.*         27
                                                --------
                                                     419
                                                --------
 LODGING--0.3%
   5,600 Choice Hotels International, Inc.*           64
  10,500 Extended Stay America, Inc.*                105
   3,800 Florida Panthers Holdings*                   43
   2,600 Homestead Village, Inc.*                     17
   3,359 Marcus Corp.                                 51
   7,700 Prime Hospitality Corp.*                     67
   4,100 RED Roof Inns, Inc.*                         70
   2,500 Servico, Inc.*                               16
   1,300 Suburban Lodges of America*                  10
                                                --------
                                                     443
                                                --------
 MACHINERY--CONSTRUCTION AND MINING--0.3%
   1,100 Astec Industries, Inc.*                      57
   1,850 Commercial Intertech Corp.                   29
   3,200 Global Industries Technologies*              27
   5,900 Global Industries Technologies*              97
   2,500 Kuhlman Corp.                                70
   2,525 Manitowoc Co.                               100
   2,600 Terex Corp.*                                 73
                                                --------
                                                     453
                                                --------
 MACHINERY--DIVERSIFIED--1.2%
     900 Advanced Energy Industries*                  16
   2,623 Albany International Corp.                   50
   1,200 Allied Products                               9
   3,200 Applied Industrial Technology, Inc.          45
   3,500 Briggs & Stratton                           177
   2,450 Chart Industries, Inc.                       19
   5,000 Cognex Corp.*                                83
   1,700 Columbus Mckinnon Corp.                      31
   1,300 DT Industries, Inc.*                         24
   2,500 Esterline Technologies Corp.*                52
   2,050 Gardner Denver Machinery, Inc.*              33
   2,900 Gerber Scientific, Inc.                      73
   1,300 Gleason Corp.                                25
   2,145 Graco, Inc.                                  60
   2,800 Helix Technology Corp.                       34
   4,325 Idex Corp.                                  117
   6,000 Imation Corp.*                               98
   2,600 Integrated Process Equipment*                27
   1,800 Iteq, Inc.*                                   4

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                             Value
--------------------------------------------------------
   1,850 Lindsay Manufacturing Co.              $     28
   3,900 Magnetek, Inc.*                              44
   2,600 Motivepower Industries, Inc.*                79
   1,000 Nacco Industries                             87
   2,000 Nordson Corp.                                96
   1,500 Omniquip International, Inc.*                20
   4,000 Presstek, Inc.*                              31
   2,500 PRI Automation, Inc.*                        60
   1,148 Robbins & Myers, Inc.                        23
   1,100 Sauer, Inc.                                  10
   1,700 Specialty Equipment Companies, Inc.*         40
   2,000 Speedfam International, Inc.*                30
   4,100 Stewart & Stevenson Services                 41
   1,400 Tennant Co.                                  48
   1,200 Thermo Fibertek, Inc.*                        7
   5,300 Unova, Inc.*                                 90
                                                --------
                                                   1,711
                                                --------
 MEDIA--2.0%
   1,100 Entertainment, Inc.                           8
   2,200 Ackerley Group, Inc.*                        39
   2,500 Adelphia Communications*                     87
   6,200 American Media, Inc.*                        29
   4,300 Banta Corp.                                 114
   5,400 Bowne & Co., Inc.                            90
   1,600 CD Radio, Inc.*                              61
   4,600 Century Communications*                     112
   1,600 Consolidated Graphics, Inc.*                 92
   1,300 COX Radio, Inc.*                             50
   1,700 Emmis Communications Corp.*                  59
   3,000 Gaylord Entertainment Co.*                   88
     700 Gray Communication System*                   12
   5,600 Hollinger International, Inc.                72
   3,600 Houghton Mifflin Co.                        151
   2,100 Jones Intercable, Inc.*                      65
   1,600 Journal Register Co.*                        26
   6,500 LEE Enterprises                             182
   4,900 Mail-Well, Inc.*                             63
   3,275 Mcclatchy Co.                               108
   3,400 Media General, Inc.                         161
   2,008 Merrill Corp.                                34
   1,100 Metro Networks, Inc.*                        42
   1,200 On Command Corp.*                            10
   2,700 Paxson Communications Corp.*                 20
   1,200 Pegasus Communications Corp.*                20
   2,600 Petersen Cos., Inc.*                         62
   2,500 Playboy Enterprises*                         39
   1,900 Scholastic Corp.*                            90
   3,400 Spelling Entertainment Group*                25
   7,400 TCI Satellite Entmnt Group*                   8
   5,800 United International Holdings, Inc.*         98
     600 United Television, Inc.                      66
   5,400 Valassis Communications, Inc.*              232
     300 Value Line, Inc.                             12
   3,300 Westwood One, Inc.*                          87
   3,800 Wiley (John) & Sons                         131

 Shares  Description                        Value
---------------------------------------------------
   5,600 World Color Press, Inc.*          $    167
   1,400 Young Broadcasting Corp.*               50
                                           --------
                                              2,862
                                           --------
 METAL FABRICATE AND HARDWARE--0.6%
   1,656 Castle (A.M.) & Co.                     32
   2,100 Chase Industries, Inc.*                 25
   1,966 Commercial Metals Co.                   50
   2,800 Intermet Corp.                          38
   4,800 Kaydon Corp.                           170
   1,800 Ladish Co., Inc.*                       18
     800 Lawson Products                         18
   1,800 Maverick Tube Corp.*                    10
   4,100 Metals USA, Inc.*                       38
   5,200 Mueller Industries, Inc.*              119
   2,500 NS Group, Inc.*                         14
   3,600 Precision Castparts Corp.              159
   2,100 Quanex Corp.                            38
   2,800 ROHN Industries, Inc.                    8
     600 Ryerson Tull, Inc.*                      7
     800 Shaw Group, Inc. (The)*                  7
     500 Special Metals Corp.*                    5
   2,900 Valmont Industries                      47
   2,100 Wolverine Tube, Inc.                    47
   2,900 Wyman-Gordon Co.*                       45
                                           --------
                                                895
                                           --------
 METALS--DIVERSIFIED--0.4%
   5,400 Asarco, Inc.                           105
   2,400 Brush Wellman, Inc.                     39
   1,800 Century Aluminum Co.                    15
   1,400 Commonwealth Industries, Inc.           13
   8,100 Hecla Mining Co.*                       34
   4,300 Kaiser Aluminum Corp.*                  28
     500 Maxxam, Inc.*                           24
   2,100 RTI International Metals, Inc.*         32
   3,700 Southern Peru Limited                   43
   3,000 Stillwater Mining Co.*                 110
   3,200 Titanium Metals Corp.                   32
     500 Tremont Corp.                           18
                                           --------
                                                493
                                           --------
 MINING--0.2%
   3,500 Amcol International Corp.               37
  33,700 Battle Mountain Gold Co.*              158
   4,517 Getchell Gold Corp.*                    74
                                           --------
                                                269
                                           --------
 MISCELLANEOUS MANUFACTURER--1.5%
   2,100 ACX Technologies, Inc.*                 27
   4,500 Aptargroup, Inc.                       126
   3,050 Arctic Cat, Inc.                        32
  12,600 Aura Systems, Inc.*                     17
   3,600 Blount International, Inc.              83
   3,550 Clarcor, Inc.                           67
   1,500 CPI Corp.                               32

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                     Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 MISCELLANEOUS MANUFACTURER--Continued
   2,350 Cuno, Inc.*                    $     35
   3,400 Dexter Corp.                        109
   5,600 Donaldson Co., Inc.                 112
   6,700 Federal Signal Corp.                164
   2,100 Foamex International, Inc.*          24
   2,700 Furon Co.                            46
     711 General Electric Co.                 64
   4,500 Griffon Corp.*                       43
   2,100 Heska Corp.*                         13
   2,200 Hexcel Corp.*                        20
   2,500 Justin Industries                    32
   2,300 Lydall, Inc.*                        29
   8,000 Mark IV Industries, Inc.            135
   5,400 Mascotech, Inc.                      87
   2,400 Matthews International Corp.         72
   2,694 Myers Industries, Inc.               61
     300 NCH Corp.                            17
   3,900 Polymer Group, Inc.*                 41
   4,600 Roper Industries, Inc.               85
   1,200 Samsonite Corp.*                      8
   2,700 Scott Technologies, Inc.*            42
   2,100 Smith (A.O.) Corp.                   52
   1,528 SPS Technologies, Inc.*              87
   1,700 Standex International Corp.          40
   2,900 Sturm Ruger & Co., Inc.              37
   2,700 Synetic, Inc.*                      114
   3,000 Tredegar Industries, Inc.            70
   2,500 Westinghouse Air Brake Co.*          55
   1,600 Zoltek Cos., Inc.*                   17
                                        --------
                                           2,095
                                        --------
 OFFICE FURNISHINGS--0.1%
   2,100 Knoll, Inc.*                         57
     660 Virco Manufacturing                  14
                                        --------
                                              71
                                        --------
 OFFICE AND BUSINESS EQUIPMENT--0.0%
     900 General Binding Corp.                34
                                        --------
 OIL AND GAS PRODUCERS--1.5%
   1,500 Atwood Oceanics, Inc.*               28
   4,640 Barrett Resources Corp.*            113
     800 Belco Oil & Gas Corp.*                5
   4,300 Benton Oil & Gas Co.*                16
   2,700 Berry Petroleum                      35
   3,900 Brown (Tom), Inc.                    39
   3,300 Cabot Oil & Gas Corp.                51
   7,154 Chesapeake Energy Corp.              10
   2,300 Cliffs Drilling Co.                  36
   2,900 Comstock Resources, Inc.*            11
   5,700 Cross Timbers Oil Co.                65
   3,300 Devon Energy Corp.                  109
  18,600 Enserch Exploration, Inc.            66
   1,900 Forcenergy, Inc.*                     8

 Shares  Description                            Value
-------------------------------------------------------
   4,900 Forest Oil Corp.*                     $     42
   4,100 Frontier Oil Corp.*                         23
  21,400 Grey Wolf, Inc.*                            21
  19,600 Harken Energy Corp.*                        55
   7,400 Helmerich & Payne                          128
     678 Holly Corp.                                 11
   1,200 Houston Exploration Co.*                    21
   2,500 HS Resources, Inc.*                         22
   3,700 KCS Energy, Inc.*                           15
  18,400 Kelley Oil & Gas Corp.*                     17
   2,856 Louis Dreyfus Natural Gas*                  37
   7,800 Marine Drilling Co., Inc.*                  68
   4,776 Meridian Resource Corp.*                    19
   3,000 Mitchell Energy & Development               39
   4,700 Newfield Exploration Co.*                   92
   2,900 Nuevo Energy Co.*                           43
   9,100 Parker Drilling Co.*                        34
   4,600 Patterson Energy, Inc.*                     22
     800 Penn Virginia Corp.                         17
   2,500 Plains Resources, Inc.*                     44
   5,500 Pogo Producing Co.                          64
   7,400 Pride International, Inc.*                  56
   5,300 Quaker State Corp.                          76
   2,600 Range Resources Corp.                       11
     800 Rutherford-Moran Oil Corp.*                  2
  15,000 Santa Fe Energy Resources*                 115
   9,200 Seagull Energy Corp.*                       75
   4,900 Snyder Oil Corp.                            63
   1,600 St. Mary Land & Exploration                 30
   2,000 Stone Energy Corp.*                         60
   2,220 Swift Energy Co.*                           21
   4,700 Tesoro Petroleum Corp.*                     63
   5,300 Titan Exploration, Inc.*                    39
   1,400 Transtexas Gas Corp.*                        3
   5,400 Vintage Petroleum, Inc.                     56
   2,030 Wd-40 Co.                                   63
                                               --------
                                                  2,159
                                               --------
 OIL AND GAS SERVICES--0.5%
     600 CAL Dive International, Inc.*               10
     400 Carbo Ceramics, Inc.                         8
   2,100 Daniel Industries                           23
   1,800 Friede Goldman International, Inc.*         23
     900 Gulf Island Fabrication, Inc.*               7
   4,200 Hanover Compressor Co.*                     95
   5,900 Input/Output, Inc.*                         48
   1,900 IRI International Corp.*                     8
   2,700 KEY Energy Group*                           17
   1,000 Lufkin Industries, Inc.                     20
   9,860 Newpark Resources*                          73
   3,400 Oceaneering International, Inc.*            42
     500 Omni Energy Services Corp.*                  5
   3,100 Pool Energy Services Co.*                   35
   2,000 RPC, Inc.                                   16
   1,900 Seacor Smit, Inc.*                          91
   3,300 Seitel, Inc.*                               44

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                        Value
---------------------------------------------------
   2,600 Superior Energy Services*         $      8
   6,700 Tuboscope, Inc.*                        56
   1,500 UTI Energy Corp.*                       13
   3,100 Veritas DGC, Inc.*                      45
                                           --------
                                                687
                                           --------
 PACKAGING AND CONTAINERS--0.6%
   4,500 Ball Corp.                             192
     900 Bway Corp.*                             15
   3,900 Earthshell Corp.*                       53
   5,700 First Brands Corp.                     213
   7,500 Gaylord Container Corp.                 39
   2,100 Greif Brothers Corp.                    68
   2,700 Ivex Packaging Corp.*                   53
   7,600 Longview Fibre Co.                      86
   3,150 Shorewood Packaging Corp.*              47
   1,700 Silgan Holdings, Inc.*                  47
                                           --------
                                                813
                                           --------
 PHARMACEUTICALS--2.9%
   1,200 Advance Paradigm, Inc.*                 38
   4,600 Agouron Pharmaceuticals, Inc.*         201
   1,500 Algos Pharmaceuticals Corp.*            41
   2,800 Alkermes, Inc.*                         51
      76 Alpha 1 Biomedicals, Inc.                0
   2,500 Alpharma, Inc., Class A                 90
   3,100 Amerisource Health Corp.*              198
   1,000 Andrx Corp.*                            40
   4,400 AxyS Pharmaceuticals, Inc.*             25
   1,300 Barr Laboratories, Inc.*                55
   2,333 Bindley Western Industries*             90
   1,000 Biomatrix, Inc.*                        49
   2,080 Block Drug Co.                          78
   3,200 Carter-Wallace, Inc.                    57
   3,900 Cephalon, Inc.*                         29
   1,600 Chirex, Inc.*                           29
   3,500 COR Therapeutics, Inc.*                 41
   2,000 Coulter Pharmaceutical, Inc.*           57
   6,800 Dura Pharmaceuticals, Inc.*             88
   2,700 Fuisz Technologies Ltd.*                33
   1,900 Geltex Pharmaceuticals, Inc.*           45
  11,600 Gensia Sicor, Inc.*                     54
   4,500 Gilead Sciences, Inc.*                 140
   2,400 Guilford Pharmaceuticals, Inc.*         34
   1,766 Herbalife International, Inc.           21
   3,600 Imclone Systems*                        38
   3,400 Immune Response Corp.*                  44
   3,900 Isis Pharmaceuticals, Inc.*             44
  14,400 Ivax Corp.*                            137
   3,400 Jones Pharma, Inc.                     122
   1,950 KV Pharmaceutical Co.*                  42
   5,458 Ligand Pharmaceuticals, Inc.*           54
   2,700 Macrochem Corp.*                        21
   2,700 Medicis Pharmaceutical*                170
   3,400 Medimmune, Inc.*                       227
     900 Miravant Medical Technologies*          14

 Shares  Description                          Value
-----------------------------------------------------
   7,800 Nbty, Inc.*                         $     48
   2,000 NCS Healthcare, Inc.*                     41
   4,200 Nexstar Pharmaceuticals, Inc.*            42
   1,000 Omega Protein Corp.*                       9
   2,400 Pathogensis Corp.*                       115
   3,150 Patterson Dental Co.*                    131
   9,400 Perrigo Co.*                              79
   1,800 Pharmacyclics, Inc.*                      31
  10,000 PharMerica, Inc.*                         41
   1,800 Priority Healthcare Corp.*                66
   3,700 Roberts Pharmaceutical Corp.*             91
   2,400 Sangstat Medical Corp.*                   58
     600 Schein Pharmaceutical, Inc.*               8
   5,600 Scios, Inc.*                              42
   3,900 Sepracor, Inc.*                          324
   4,600 Sequus Pharmaceuticals, Inc.*             91
   1,400 Supergen, Inc.*                            9
   3,800 Theragenics Corp.*                        52
   2,800 Triangle Pharmaceuticals, Inc.*           31
   3,200 Twinlab Corp.*                            53
   3,600 US Bioscience, Inc.*                      27
   3,700 Vertex Pharmaceuticals, Inc.*             88
   3,000 Veterinary Centers of America*            55
   1,400 Viropharma, Inc.*                         16
   4,000 Vivus, Inc.*                              12
   1,100 Weider Nutrition International             7
   5,100 Zila Pharmaceuticals, Inc.*               38
   1,700 Zonagen, Inc.*                            33
                                             --------
                                                4,135
                                             --------
 PIPELINES--0.2%
     600 Aquila Gas Pipeline Corp.*                 5
   5,400 Equitable Resources, Inc.                159
   3,200 Transmontaigne, Inc.*                     48
   3,100 Western Gas Resources, Inc.               29
                                             --------
                                                  241
                                             --------
 REAL ESTATE--0.5%
     700 Avatar Holdings, Inc.*                    11
   1,800 Castle & Cooke, Inc.*                     28
   1,900 CB Richard Ellis Services, Inc.*          34
   2,000 Forest City Enterprises, Class A          49
     962 Getty Realty Corp.                        13
   2,900 Grubb & Ellis Co.*                        24
   1,933 Insignia Financial Group, Inc.*           26
   2,400 Lasalle Partners, Inc.                    68
   3,800 LNR Property Corp.*                       74
     265 Merry Land Properties, Inc.                1
     344 Reckson Services Industries, Inc.          1
   5,900 Security Capital Group, Inc.*             87
   4,200 Trammell Crow Co.*                       101
   8,000 Ventas, Inc.*                             96
   2,500 Wellsford Real Properties, Inc.*          23
                                             --------
                                                  636
                                             --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                              Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 REITS--6.1%
     470 Alexander's, Inc.*                      $     37
   1,600 Alexandria Real Estate Equities               49
   3,400 American Health Properties                    77
   2,000 Amli Residential Properties                   43
   2,600 Anthracite Capital, Inc.                      19
     759 Apartment Investment & Management Co.         30
     200 Archstone Communities Trust                    4
   2,500 Associated Estates Realty                     32
   3,300 Bedford Property Investors                    59
   5,400 Berkshire Realty Co.                          51
   2,500 Boykin Lodging Co.                            33
   3,503 Bradley Real Estate Trust                     72
   4,900 Brandywine Realty Trust                       88
   6,424 Bre Properties, Inc., Class A                155
   4,700 Burnham Pacific Property, Inc.                61
   2,700 Cabot Industrial Trust                        57
   6,533 Camden Property Trust                        168
   3,100 Capital Automotive                            41
   8,975 Capstead Mortgage Corp.*                      30
   3,300 CBL & Associates Properties                   83
   3,200 CCA Prison Realty Trust                       78
   2,600 Centerpoint Properties Corp.                  88
   2,800 Centertrust Retail Properties                 33
   3,100 Chateau Communities, Inc.                     89
   2,300 Chelsea GCA Realty, Inc.                      78
   3,800 Colonial Properties Trust                    103
   4,300 Commercial NET Lease Realty                   61
   6,300 Cornerstone Realty Income Trust               67
   3,700 Cousins Properties, Inc.                     114
   5,900 Criimi MAE, Inc.                              22
   3,400 Crown American Realty                         27
   8,400 Developers Divers Realty                     162
   6,400 Dynex Capital, Inc.                           30
   2,400 Eastgroup Properties                          45
   2,000 Entertainment Properties Trust                37
   5,300 Equity Inns, Inc.                             54
   2,100 Essex Property Trust, Inc.                    65
   5,800 Federal Realty Investment Trust              139
   9,433 Felcor Lodging Trust, Inc.                   225
   5,500 First Industrial Realty Trust                133
   4,600 First Union Real Estate                       27
   7,200 Franchise Finance Corp. of America           177
   3,700 Gables Residential Trust                      92
   5,300 General Growth Propeties                     201
   4,600 Glenborough Realty Trust, Inc.                98
   3,500 Glimcher Realty Trust                         59
   1,100 Golf Trust of America, Inc.                   29
   2,600 Great Lakes Reit, Inc.                        41
   4,500 Health Care Property Investors               142
   4,100 Health Care Reit, Inc.                        93
   6,099 Healthcare Realty Trust, Inc.                140
   2,300 Home Properties of NY, Inc.                   57
     299 Horizon Group Properties, Inc.                 1

 Shares  Description                                  Value
-------------------------------------------------------------
   5,300 Hospitality Properties Trust                $    138
   3,000 IMPAC Mortgage Holdings, Inc.                     15
   5,100 Imperial Credit Commerical Mortgage               50
   4,700 Innkeepers USA Trust                              52
   4,600 IRT Property Co.                                  46
   2,700 Irvine Apartment Communities                      72
   4,650 JDN Realty Corp.                                  96
   1,900 JP Realty, Inc.                                   42
   4,100 Kilroy Realty Corp.                               92
   3,900 Koger Equity, Inc.                                62
   1,700 LaSalle Hotel Properties                          23
   2,400 Laser Mortgage Management, Inc.                   14
   2,500 Lexington Corporate Properties                    33
   4,100 LTC Properties, Inc.                              69
   4,300 Macerich Co. (The)                               114
   3,100 Manufactured Home Communities                     76
   4,600 Meridian Industrial Trust                        111
   6,742 Meristar Hospitality Corp.*                      131
   2,000 MGI Properties, Inc.                              56
   2,800 Mid-America Apartment Communities                 68
   2,100 Mills Corp.                                       45
   1,800 National Golf Properties, Inc.                    52
   3,400 National Health Investors                         90
   6,400 Nationwide Health Properties, Inc.               143
  12,880 New Plan Excel Realty Trust                      282
   2,600 Ocwen Asset Investment Corp.                      14
   2,918 Omega Healthcare Investors                        89
   2,600 Pacific Gulf Properties, Inc.                     50
   1,500 PAN Pacific Retail Properties, Inc.               30
   1,600 Parkway Properties, Inc.                          48
   1,700 Pennsylvania Real Estate Investment Trust         34
   5,800 Prentiss Properties Trust                        126
     309 Price Enterprises, Inc.                            2
     500 Prime Group Realty Trust                           8
   6,197 Prime Retail, Inc.                                65
   3,500 PS Business Parks, Inc.                           81
   3,900 Realty Income Corp.                               98
   5,900 Reckson Associates Realty                        136
   1,800 Redwood Trust, Inc.                               26
   2,000 Regency Realty Corp.                              47
   3,300 RFS Hotel Investors, Inc.                         47
   4,200 Shurgard Storage Centers, Inc.                   111
   3,500 SL Green Realty Corp.                             75
   2,500 Charles E. Smith Residential Realty, Inc.         74
   1,800 Sovran Self Storage, Inc.                         46
   2,100 Storage Trust Realty                              47
   4,100 Storage USA, Inc.                                130
   3,100 Summit Properties, Inc.                           54
   2,500 Sun Communities, Inc.                             81
   5,500 Sunstone Hotel Investors, Inc.                    58
     700 Tanger Factory Outlet Centers, Inc.               16
   5,700 Taubman Centers, Inc.                             79
   3,200 Thornburg Mortgage Asset Corp.                    28
   2,500 Tower Reallty Trust, Inc                          47
   2,300 Town & Country Trust                              35

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                             Value
--------------------------------------------------------
   3,300 Trinet Corporate Realty Trust          $     88
  15,200 United Dominion Realty Trust                164
   1,400 Urban Shopping Centers, Inc.                 46
   2,500 Walden Residential Props, Inc.               52
   5,200 Washington Reit                              91
   2,900 Weeks Corp.                                  83
   3,900 Weingarten Realty Investment                177
   2,500 Western Investment Real Estate Trust         29
   4,400 Westfield America, Inc.                      77
                                                --------
                                                   8,557
                                                --------
 RETAIL--4.3%
   1,168 99 Cents Only Stores*                        50
   5,900 Advantica Restaurant Group, Inc.*            38
   2,000 American Eagle Outfitters*                  120
   3,400 Ames Department Stores, Inc.*                81
   2,900 Ann Taylor Stores Corp.*                     96
   3,700 Applebees International, Inc.                76
   4,112 Avado Brands, Inc.*                          32
   1,100 Barnett, Inc.*                               14
   1,000 Blair Corp.                                  18
   6,100 BOB Evans Farms                             148
   1,800 Boise Cascade Corp.*                         20
   2,600 Brown Group, Inc.                            47
     700 Brylane, Inc.*                               11
   1,000 Buckle, Inc.*                                26
   6,740 Buffets, Inc.*                               79
   2,880 Burlington Coat Factory Warehouses*          42
   7,700 Casey's General Stores, Inc.*               107
   3,700 Cash America Investments, Inc.*              62
   2,400 Cato Corp.                                   33
   1,300 CDnow, Inc.*                                 31
   2,650 CEC Entertainment, Inc.*                     79
  14,700 Charming Shoppes*                            61
   2,400 Cheesecake Factory (The)*                    62
   1,900 Childrens Place*                             35
   5,950 Claire's Stores, Inc.                       101
   1,500 Coldwater Creek, Inc.*                       18
   2,000 Cole National Corp.*                         31
   2,428 Consolidated Products, Inc.*                 50
   1,400 Copart, Inc.*                                32
  15,400 Corporate Express, Inc.*                     90
   1,300 Cost Plus, Inc.*                             43
   2,800 CSK Auto, Inc.*                              78
   1,900 Dave & Buster's, Inc.*                       37
     300 Delia*s, Inc.*                                2
   1,300 Discount Auto Parts*                         32
   2,800 Dress Barn, Inc.*                            41
   2,500 Duane Reade, Inc.*                          100
   3,700 Eagle Hardware & Garden*                    104
   1,900 Elder-Beerman Stores Corp.*                  27
   6,900 Fingerhut Cos., Inc.                         77
   2,600 Finish Line*                                 24
     800 Finlay Enterprises*                           6
   5,100 Foodmaker, Inc.*                             99

 Shares  Description                         Value
----------------------------------------------------
   3,600 Footstar, Inc.*                    $     88
   1,300 Fred's, Inc.                             18
   1,400 Friedman's, Inc.*                        14
   1,100 Gadzooks, Inc.*                           8
   1,800 Garden Ridge Corp.*                      14
   3,800 Genesco, Inc.*                           21
   1,300 Genesis Direct, Inc.*                     9
     440 Genovese Drug Stores                     13
   2,500 Global Directmail Corp.*                 49
   2,700 Goody's Family Clothing, Inc.*           30
   1,800 Group 1 Automotive, Inc.*                31
   2,500 Guitar Center, Inc.*                     57
   3,500 Gymboree Corp.*                          23
   3,000 Hancock Fabrics, Inc.                    25
   4,600 Handleman Co.*                           55
  17,100 Hanover Direct, Inc.*                    42
   1,300 Haverty Furniture                        25
   8,800 Heilig-Meyers Co.                        62
   3,700 Hollywood Entertainment Corp.*           89
   4,200 Host Marriott Services Corp.*            46
   3,300 Hughes Supply, Inc.                      92
   1,400 Ihop Corp.*                              56
   2,500 Jo-Ann Stores, Inc.*                     39
   3,550 Just For Feet, Inc.*                     80
     700 K & G Men's Center, Inc.*                 7
   1,100 Kenneth Cole Productions, Inc.*          20
   3,800 Landry's Seafood Restaurant*             31
   2,100 Land's End, Inc.*                        47
   5,700 Linens 'N Things, Inc.*                 175
   5,700 Lone Star Steakhouse & Saloon*           43
   4,500 Longs Drug Stores, Inc.                 160
   3,400 Luby's Cafeterias, Inc.                  54
   2,800 Maxim Group, Inc. (The)*                 55
   3,012 Men's Wearhouse, Inc.*                   76
   3,700 Michaels Stores, Inc.*                   67
   5,100 Micro Warehouse, Inc.*                  140
   1,300 Movado Group, Inc.                       26
   5,200 Musicland Stores Corp.*                  88
   1,700 N2K, Inc.*                               28
   1,100 NPC International, Inc.*                 13
     500 Onsale, Inc.*                            31
   2,000 O'Reilly Automotive, Inc.*               91
   3,075 Pacific Sunwear of California*           46
   2,950 Papa John's International, Inc.*        124
   1,200 Party City Corp.*                        20
   3,050 Petco Animal Supplies, Inc.*             31
  17,000 Petsmart, Inc.*                         146
     500 PJ America, Inc.*                        10
   5,400 Planet Hollywood International*          16
   3,450 Rainforest Cafe, Inc.*                   24
   2,600 Regis Corp.                              87
   4,200 Ruby Tuesday, Inc.*                      78
   6,100 Ryan's Family STK Houses, Inc.*          69
   1,950 Sbarro, Inc.*                            51
   3,800 Shopko Stores, Inc.*                    123

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                          Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 RETAIL--Continued
   1,200 Smart & Final, Inc.                 $     13
   2,750 Sonic Corp.*                              54
  21,000 Southland Corp.*                          43
   3,400 Spiegel, Inc.*                            13
   4,700 Spiegel, Inc.                             31
   3,900 Stage Stores, Inc.*                       45
   4,000 Stein Mart, Inc.*                         34
   6,200 Sunglass HUT International, Inc.*         37
   1,000 Syms Corp.*                               10
   1,700 Talbots, Inc.                             43
   1,500 Tcby Enterprises, Inc.                    12
   2,250 Trans World Entertainment                 52
   2,300 United Auto Group, Inc.*                  31
   1,400 Urban Outfitters, Inc.*                   20
   1,700 Value City Dept Stores, Inc.*             17
   1,400 West Marine, Inc.*                        16
   1,600 Wet Seal, Inc.*                           44
   1,600 Wilmar Industries, Inc.*                  28
   5,400 Zale Corp.*                              155
                                             --------
                                                6,021
                                             --------
 SAVINGS AND LOANS--1.9%
   1,980 Albank Financial Corp.                   134
   2,600 Anchor BanCorp. Wisconsin, Inc.           52
     900 Andover BanCorp., Inc.                    29
   5,700 Arcadia Financial Ltd.*                   20
   2,300 Bank Plus Corp.*                          10
   5,400 Bankatlantic BanCorp. Inc                 43
   1,800 Bankunited Financial Corp.*               15
   3,000 Bay View Capital Corp.                    63
   2,000 Brookline BanCorp., Inc.                  24
   1,200 CFSB BanCorp., Inc.                       28
   8,894 Commercial Federal Corp.                 204
   2,254 Commonwealth BanCorp., Inc.               34
   1,300 D & N Financial Corp.                     30
   1,700 Dime Community Bancshares                 46
   3,006 Downey Financial Corp.                    78
   2,300 First Federal Capital Corp.               38
   2,000 First Financial Holdings, Inc.            38
   1,357 First Indiana Corp.                       26
   1,600 First Liberty Financial Corp.             35
   4,695 First Source BanCorp., Inc.               38
   1,720 First Washington BanCorp., Inc.           36
   2,900 Firstfed Financial Corp.*                 51
     700 Flagstar BanCorp., Inc.                   17
   2,106 Harbor Florida Bancshares, Inc.           23
   1,200 Harris Financial, Inc.                    18
   1,300 Haven BanCorp., Inc.                      22
  11,100 Independence Community Bank              157
   3,050 Interwest BanCorp., Inc.                  74
   1,300 Jefferson Savings BanCorp., Inc.          19
   1,200 JSB Financial, Inc.                       63
   3,000 Local Financial Corp.*                    26
   4,988 MAF BanCorp., Inc.                       128

 Shares  Description                           Value
------------------------------------------------------
   2,100 Northwest BanCorp., Inc.             $     21
   1,600 Ocean Financial Corp.                      25
   2,000 PBOC Holdings, Inc.*                       22
   5,200 Peoples BanCorp., Inc.                     52
   2,400 PFF BanCorp., Inc.*                        37
   2,650 Queens County BanCorp., Inc.               80
   1,200 Reliance BanCorp., Inc.                    35
   3,900 Richmond County Financial Corp.            64
   6,100 Roslyn BanCorp., Inc.                     114
   1,000 SIS BanCorp., Inc.                         47
   5,919 St. Paul BanCorp., Inc.                   125
   6,600 Staten Island BanCorp., Inc.              137
   2,300 TR Financial Corp.                         86
   5,600 Webster Financial Corp.                   155
   1,118 WestCorp.                                  10
     400 Wilshire Financial Services Group*          0
   1,500 WSFS Financial Corp.                       25
                                              --------
                                                 2,654
                                              --------
 SEMICONDUCTORS--1.9%
   2,800 Actel Corp.*                               47
   5,400 Amkor Technologies, Inc.*                  34
   3,400 Applied Micro Circuits Corp.*             114
     900 Artisan Components, Inc.*                  10
   2,200 ATMI, Inc.*                                42
   2,875 Burr-Brown Corp.*                          68
   9,700 Cirrus Logic, Inc.*                       119
  13,300 Cypress Semiconductor Corp.*              135
   4,100 Dallas Semiconductor Corp.                155
     700 Dupont Photomasks, Inc.*                   26
   2,900 Electroglas, Inc.*                         42
   3,100 Etec Systems, Inc.*                       102
   4,100 General Semiconductor, Inc.                42
   7,600 International Rectifier Corp.*             71
   1,500 Kopin Corp.*                               21
   5,600 Lam Research Corp.*                       100
   3,300 Lattice Semiconductor Corp.*              122
   5,200 Level One Communications, Inc.*           161
   2,400 Marshall Industries*                       62
   2,900 MEMC Electronics Materials*                27
   5,000 Novellus Systems, Inc.*                   248
   5,300 OAK Technology, Inc.*                      21
   3,100 Photronics, Inc.*                          62
   3,837 Pioneer Standard Electronics               42
   2,200 Plexus Corp.*                              66
   4,500 PMC-Sierra, Inc.*                         242
   1,300 Qlogic Corp.*                             133
   1,800 SDL, Inc.*                                 40
   1,800 Semtech Corp.*                             53
   4,800 Silicon Valley Group, Inc.*                59
   1,500 Siliconix, Inc.*                           29
   3,100 Ultratech Stepper, Inc.*                   58
   3,600 Unitrode Corp.*                            61
   6,400 Vlsi Technology, Inc.*                     73
                                              --------
                                                 2,687
                                              --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                          Value
-----------------------------------------------------
 SHIPBUILDING--0.2%
   1,400 Avondale Industries, Inc.*          $     39
   4,250 Halter Marine Group, Inc.*                29
   5,200 Newport News Shipbuilding                146
                                             --------
                                                  214
                                             --------
 SOFTWARE--5.7%
   2,200 3Dfx Interactive, Inc.*                   28
   6,200 Acclaim Entertainment, Inc.*              59
   7,120 Acxiom Corp.*                            168
     600 Advantage Learning Systems, Inc.*         33
     800 Advent Software, Inc.*                    31
   1,200 Alydaar Software Corp.*                   11
   6,200 American Management Systems*             183
   1,340 Applied Graphics Technologies*            17
   2,500 Aspect Development, Inc.*                 84
   3,600 Aspen Technology, Inc.*                   51
   3,400 Avid Technology, Inc.*                    81
   1,300 Avt Corp. Communication*                  30
   1,600 Barra, Inc.*                              42
   7,500 BEA Systems, Inc.*                        90
   2,400 Black Box Corp.*                          84
   4,176 Boole & Babbage, Inc.*                   132
   2,500 Broadvision, Inc.*                        67
   1,700 Business Records Holding                  32
   3,700 CCC Information Services Group*           41
   3,800 Cerner Corp.*                            100
   2,100 Choicepoint, Inc.*                       122
   3,200 Clarify, Inc.*                            58
   2,600 CMG Information Services, Inc.*          202
   1,300 CNET, Inc.*                               69
   2,100 Concentric Network Corp.*                 60
   1,900 Concord Communications, Inc.*             84
   3,800 CSG Systems International*               238
   2,300 Datastream Systems, Inc.*                 23
   1,700 Dataworks Corp.*                          13
   1,100 Deltek Systems, Inc.*                     19
   2,700 Dendrite International, Inc.*             52
   1,400 Dialogic Corp.*                           31
   1,800 Digi International, Inc.*                 23
   1,700 Documentum, Inc.*                         72
   2,100 Doubleclick, Inc.*                        85
   2,000 Earthlink Network, Inc.*                 122
   1,000 Engineering Animation, Inc.*              39
   3,900 Excite, Inc.*                            191
   1,800 Exodus Communications, Inc.*              61
   1,500 Fair Issac & Co., Inc.*                   60
   4,300 Filenet Corp.*                            37
   4,400 General Magic, Inc.*                      23
   1,300 Genesys Telecomm Labs, Inc.               37
   1,200 Great Plains Software, Inc.*              47
   3,800 Gt Interactive Software Corp.*            23
   1,400 H.T.E., Inc.*                             13
   4,375 Harbinger Corp.*                          38
   3,800 HNC Software*                            125

 Shares  Description                           Value
------------------------------------------------------
   4,385 Hyperion Solutions Corp.*            $    142
   1,400 IDX Systems Corp.*                         57
   1,700 IMRglobal Corp.*                           36
   4,500 Indus International, Inc.*                 22
   3,900 Industri-Matematik International*          24
   4,300 Information Resources, Inc.*               36
  22,500 Informix Corp.*                           122
   3,600 Infoseek Corp.*                           123
   4,100 InfoUSA, Inc.*                             23
   7,500 Inprise Corp.*                             42
   1,550 Inspire Insurance Solutions, Inc.*         52
   2,700 Integrated Systems, Inc.*                  27
   3,100 Inter-Tel, Inc.*                           74
   2,900 JDA Software Group, Inc.*                  23
   5,400 Legato Systems, Inc.*                     258
   5,650 Lycos, Inc.*                              333
   5,000 Macromedia, Inc.*                         140
   2,900 Manugistics Group, Inc.*                   25
   2,200 Mapics, Inc.*                              43
   1,500 Medical Manager Corp.*                     42
   2,200 Mercury Interactive Corp.*                101
     900 Metro Information Services, Inc.*          23
   1,500 Micromuse, Inc.*                           34
   4,173 Midway Games, Inc.*                        42
   2,300 Mindspring Enterprises, Inc.*             148
     400 Mobius Management Systems, Inc.*            5
   5,000 National Data Corp.                       187
   2,150 National Instruments Corp.*                62
     600 Network Solutions, Inc.*                   39
   1,000 New ERA of Networks, Inc.*                 74
   1,400 Objective Systems Integrator*               6
   3,300 Open Market, Inc.*                         57
     800 Pegasystems, Inc.*                          5
   1,100 Peregrine Systems, Inc.*                   41
   1,200 Pinnacle Systems, Inc.*                    40
   3,500 Platinum Software Corp.*                   37
   1,800 Preview Travel, Inc.*                      34
   2,500 Progress Software Corp.*                   63
   1,000 Project Software & Development*            30
   6,300 Psinet, Inc.*                             118
   1,000 QAD, Inc.*                                  4
   2,500 Quadramed Corp.                            60
  12,685 Rational Software Corp.*                  288
   1,300 RealNetworks, Inc.*                        50
   3,300 Remedy Corp.*                              34
     900 Sanchez Computer Associates*               27
   1,400 Sapient Corp.*                             65
   1,600 SCB Computer Technology, Inc.*             13
   1,500 Schawk, Inc.                               21
   1,900 SEI Investments Co.                       175
   4,000 Shiva Corp.*                               23
   4,400 Software AG Systems, Inc.*                 85
   1,900 Sportsline USA, Inc.*                      33
   1,400 SS&C Technologies, Inc.*                   16
   5,300 Structural Dynamics Research*              92

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1998
(All amounts in thousands, except shares)

 Shares  Description                              Value
------------------------------------------------------------
                    SMALL COMPANY INDEX PORTFOLIO--CONTINUED
 SOFTWARE--Continued
  11,800 Sybase, Inc.*                           $     85
   8,100 Symantec Corp.*                              162
   4,850 System Software Associates, Inc.*             33
   4,000 Transaction Systems Architects, Inc.*        152
   2,600 Transition Systems, Inc.*                     26
   2,800 Uscs International, Inc.*                     90
   3,800 Vantive Corp.*                                32
     700 Verio, Inc.*                                  13
   2,300 Viasoft, Inc.*                                17
   3,600 Visio Corp.*                                 127
   2,400 Wavephore, Inc.*                              19
   3,125 Wind River Systems*                          146
                                                 --------
                                                    8,009
                                                 --------
 TELECOMMUNICATION EQUIPMENT--1.6%
   2,800 Adtran, Inc.*                                 69
   4,000 Allen Telecom, Inc.*                          28
  13,690 American Tower Corp.*                        316
   3,400 Antec Corp.*                                  63
   7,400 Aspect Telecommunications*                   140
   4,100 Associated Group, Inc.*                      154
   5,200 Cellnet Data Systems, Inc.*                   30
     500 Com21, Inc.*                                   9
   5,600 Commscope, Inc.*                              85
   1,250 Davox Corp.*                                   9
   6,800 Digital Microwave Corp.*                      40
   5,900 DSP Communications, Inc.*                     88
     800 Excel Switching Corp.*                        21
   2,700 Geotel Communications Corp.*                  74
   9,100 Glenayre Technologies, Inc.*                  56
   7,100 Interdigital Communications Corp.*            34
   1,800 Metromedia Fiber Network, Inc.*               93
   1,300 Natural Microsystems Corp.*                   14
   3,200 Network Equipment Technologies*               36
   2,200 North Pittsburgh Systems, Inc.                31
     900 OmniAmerica, Inc.*                            22
     300 Optical Cable Corp.*                           4
   5,000 Pagemart Wireless, Inc.*                      30
  10,300 Pairgain Technologies, Inc.*                 104
   6,400 P-Com, Inc.*                                  24
   5,600 Picturetel Corp.*                             40
   2,400 Plantronics, Inc.*                           158
     500 Powerwave Technologies, Inc.*                  7
   3,700 Premisys Communications, Inc.*                55
   8,700 SkyTel Communications, Inc.*                 182
   1,175 Superior Telecom, Inc.                        51
   5,000 Tekelec*                                      77
   1,600 Westell Technologies, Inc.*                   10
   3,300 World Access, Inc.*                           67
                                                 --------
                                                    2,221
                                                 --------

 Shares  Description                               Value
----------------------------------------------------------
 TELECOMMUNICATIONS--1.6%
   1,500 Aerial Communications, Inc.*             $      6
   2,100 American Mobile Satellite Corp.*               10
   3,300 APAC Telecommunications, Corp.*                21
   1,700 California Microwave*                          21
   2,350 Cellular Communications International,        146
   1,600 Cellular Communications of Puerto Rico         24
   2,200 Centennial Cellular Corp.*                     88
   3,000 Commnet Cellular, Inc.*                        31
   1,166 Commonwealth Telephone Enterprise*             32
   1,300 CoreComm Limited                               19
   1,800 Echostar Communications Corp.*                 70
   1,000 Electric Lightwave, Inc.*                       6
   5,300 General Communication*                         21
   6,700 ICG Communications, Inc.*                     154
   2,400 IDT Corp.*                                     46
   7,500 ITC Deltacom, Inc.*                           118
   3,900 IXC Communications, Inc.*                     107
   1,900 LCC International, Inc.*                        8
   1,800 Mastec, Inc.                                   42
   4,000 Metrocall, Inc.*                               18
     400 MGC Communications, Inc.*                       2
   3,400 MRV Communications, Inc.*                      22
   1,400 Norstan, Inc.*                                 21
   6,033 NTL, Inc.*                                    336
   4,500 Omnipoint Corp.*                               40
   1,200 Pacific Gateway Exchange, Inc.*                54
   2,400 PLD Telekom, Inc.*                              6
   2,200 Powertel, Inc.*                                30
   4,900 Premiere Technologies, Inc.*                   24
   4,900 RCN Corp.*                                     83
   2,100 Smartalk Teleservices, Inc.*                   10
   3,100 Star Telecommunications, Inc.*                 42
     900 Telegroup, Inc.*                                2
   5,900 Tel-Save, Inc.*                                70
   1,350 Transaction Network Services, Inc.*            32
     700 US LEC Corp.*                                   8
   5,100 US Satellite Broadcasting Co.*                 39
   3,800 Vanguard Cellular Systems, Inc.*               87
   2,600 West Teleservices Corp.*                       29
  11,100 Western Wireless Corp., Class A *             201
   5,800 Winstar Communications, Inc.*                 162
                                                  --------
                                                     2,288
                                                  --------
 TELEPHONE--0.2%
   5,200 Aliant Communications, Inc.                   148
   1,900 CFW Communications Co.                         40
   7,000 E.spire Communications, Inc.*                  56
   3,100 Primus Telecommunications*                     39
   2,600 USN Communications, Inc.*                       1
                                                  --------
                                                       284
                                                  --------
 TEXTILES--0.3%
   8,900 Collins & Aikman Corp.*                        47
   1,000 Culp, Inc.                                      9
   2,100 DAN River, Inc.*                               17
   2,750 G & K Services, Inc.*                         139

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                                    Value
---------------------------------------------------------------
   2,797 Guilford Mills, Inc.                          $     40
   6,800 Interface, Inc.                                     85
   1,100 Pillowtex Corp.                                     37
   1,500 Quaker Fabric Corp.*                                10
   1,700 Springs Industries, Inc.                            66
   1,300 Unifirst Corp.                                      29
                                                       --------
                                                            479
                                                       --------
 Toys, Games and Hobbies--0.1%
   2,100 Action Performance Companies, Inc.*                 77
   2,600 Department 56*                                      89
     800 Marvel Enterprises, Inc.*                            5
     600 Media Arts Group, Inc.*                              9
                                                       --------
                                                            180
                                                       --------
 Transportation Services--1.4%
   5,050 Air Express International Corp.                    112
   1,200 Airnet Systems, Inc.*                               18
   5,800 Alexander & Baldwin, Inc.                          133
   3,100 American Freightways Corp.*                         28
   3,000 Arnold Industries, Inc.                             43
   1,300 Atlas Air, Inc.*                                    60
   6,000 C.H. Robinson Worldwide, Inc.                      135
   1,900 Circle International Group                          33
   3,500 Coach USA, Inc.*                                    99
   3,100 Consolidated Freightways Corp.*                     39
   1,000 Covenant Transport, Inc.*                           17
   1,200 Dispatch Management Services Co.*                    7
   1,200 Eagle USA Airfreight, Inc.*                         23
   3,600 Expeditors International of Washington Inc.        139
   1,700 Florida East Coast Industries                       58
   3,400 Fritz Cos., Inc.*                                   33
   8,800 Greyhound Lines, Inc.*                              53
     900 Gulfmark offshore, Inc.*                            14
   2,539 Heartland Express, Inc.*                            43
   1,600 Hvide Marine, Inc.*                                 10
   3,200 J.B. Hunt Transport Services, Inc.                  61
   3,100 Kirby Corp.*                                        62
   2,500 Kitty Hawk, Inc.*                                   26
     900 Knight Transportation, Inc.*                        17
   1,600 Landstar System, Inc.*                              66
   1,300 MS Carriers, Inc.*                                  32
   3,200 offshore Logistics*                                 40
   4,000 Overseas Shipholding Group                          63
   2,900 Pittston Bax Group                                  25
   2,300 Roadway Express, Inc.                               34
   3,650 Swift Transportation Co., Inc.*                     80
     900 US Xpress Enterprises, Inc.*                        14
   3,850 Usfreightways Corp.                                103
   4,212 Werner Enterprises, Inc.                            69
   7,500 Wisconsin Central Transport*                       136
   3,400 Yellow Corp.*                                       55
                                                       --------
                                                          1,980
                                                       --------

  Shares/
 Principal
  Amount   Description                                       Value
--------------------------------------------------------------------
 Trucking and Leasing--0.2%
    1,200  Amerco, Inc.*                                    $     28
      700  Greenbrier Cos., Inc.                                  10
    2,000  Interpool, Inc.                                        29
    7,100  Rollins Truck Leasing Corp.                            85
    2,500  Varlen Corp.                                           66
    2,300  Xtra Corp.                                            109
                                                            --------
                                                                 327
                                                            --------
 Water Supply--0.2%
    1,100  Aquarion Co.                                           41
    1,726  California Water Service Group                         45
    1,200  E'Town Corp.                                           50
    3,433  Philadelphia Suburban Corp.                            87
    3,952  United Water Resources, Inc.                           82
                                                            --------
                                                                 305
--------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $120,743)                        $117,909
--------------------------------------------------------------------
 PREFERRED STOCKS--0.1%
 Oil & Gas Services--0.0%
      700  Dril-Quip*                                       $     10
                                                            --------
 REITs--0.1%
    1,500  Price Enterprises, Inc.                                20
    1,800  US Restaurants Properties, Inc.                        44
                                                            --------
                                                                  64
--------------------------------------------------------------------
 TOTAL PREFERRED STOCKS (Cost $82)                          $     74
--------------------------------------------------------------------
 WARRANTS--0.0%
      248  Corarm Healthcare Corp., Exp. 7-11-99            $      0
      350  Milicom American Satellite Corp., Exp. 6/30/99          0
--------------------------------------------------------------------
 TOTAL WARRANTS (Cost $0)                                   $      0
--------------------------------------------------------------------
 OTHER INVESTMENTS--0.0%
    2,000  Escrow CFS Group, Inc.*                          $      0
    1,400  Escrow Millicom, Inc.*                                  0
      900  Escrow Northeast Bancorp, Inc.*                         0
    2,790  Escrow Statesman Group, Inc.*                           0
    1,420  Escrow Strawbridge & Clothier*                          0
    1,700  Escrow Takecare, Inc.*                                  0
    1,000  Escrow WCI Steel, Inc.*                                 0
--------------------------------------------------------------------
 TOTAL OTHER INVESTMENTS (Cost $0)                          $      0
--------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.2%
           U.S. Treasury Bill #
 $340,000  3.970% Due 1/7/99                                $    337
--------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION--0.2% (Cost $337)         $    337
--------------------------------------------------------------------
 SHORT-TERM INVESTMENT--14.4%
           Societe Generale, Paris
  $20,249  5.375% Due 12/1/98                               $ 20,249
--------------------------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT--14.4%
  (Cost $20,249)                                            $ 20,249
--------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1998
(All amounts in thousands, except shares)

 Shares Description    Value
------------------------------------------------------------
                    Small Company Index Portfolio--Concluded
------------------------------------------------------------
 TOTAL INVESTMENTS--
  98.4%
  (Cost $141,411)     $138,569
------------------------------------------------------------
 Other assets, less
  liablilites--1.6%      2,256
------------------------------------------------------------
 NET ASSETS--100.0%   $140,825
============================================================

OPEN FUTURES CONTRACTS:

                Number of     Contract     Contract      Contract      Unrealized
Type            Contracts      Amount      Position     Expiration        Gain
---------------------------------------------------------------------------------
Russell 2000       38          $7,555        Long        12/18/98         $32
---------------------------------------------------------------------------------

*Non-income producing security.

#Security pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
November 30, 1998
(All amounts in thousands, except net asset value per share)

                                                                                                    Small
                                    Diversified   Equity    Focused   International International  Company
                          Balanced    Growth      Index     Growth    Equity Index     Growth       Index
                          Portfolio  Portfolio  Portfolio  Portfolio    Portfolio     Portfolio   Portfolio
-----------------------------------------------------------------------------------------------------------
Assets:
Investments in
 securities, at cost       $53,632   $111,324   $  918,468 $ 91,890      $41,963      $ 96,454    $141,411
-----------------------------------------------------------------------------------------------------------
Investments in
 securities, at value      $67,732   $179,134   $1,366,695 $133,825      $44,726      $109,724    $138,569
Cash and foreign
 currencies                     --          1       16,300       --          119            --           1
Receivables:
 Dividends and interest        384        170        1,736       98           66           104          90
 Foreign tax reclaims           --         --           --       --           47           172          --
 Fund shares sold              115         --          476       40           --           179      14,984
 Investment securities
  sold                          --         94           68      962           40         3,956          --
 Administrator                  22         13           73       16           25            --          29
Deferred organization
 costs, net                     --         --           --       --           11             5          --
Other assets                    --          2           13       --           --             1           2
-----------------------------------------------------------------------------------------------------------
Total assets                68,253    179,414    1,385,361  134,941       45,034       114,141     153,675
-----------------------------------------------------------------------------------------------------------
Liabilities:
Due to Custodian                --         --           --       --           --         1,204          --
Payable for:
 Fund shares redeemed           22         45        7,579      249            9            18          63
 Investment securities
  purchased                     --        190       58,574       --           41         1,006      12,746
Accrued expenses:
 Advisory fees                  27         79           99       86            9            72          16
 Administration fees             5         14           99       11            5            14           8
 Custodian fees                  2          2           16        2            6            12           8
 Transfer agent fees             1          2           22        2           --             1           1
Other liabilities               16         13          166      713           12            17           8
-----------------------------------------------------------------------------------------------------------
Total liabilities               73        345       66,555    1,063           82         2,344      12,850
-----------------------------------------------------------------------------------------------------------
Net assets                 $68,180   $179,069   $1,318,806 $133,878      $44,952      $111,797    $140,825
-----------------------------------------------------------------------------------------------------------
Analysis of net assets:
Paid-in capital            $47,851   $ 91,504     $789,141 $ 81,959      $40,101      $ 92,519    $119,053
Accumulated
 undistributed
 net investment income
 (loss)                        366        716        1,602     (110)         242           117       1,349
Accumulated net realized
 gains on investments,
 options, futures and
 foreign currency
 transactions                5,863     18,691       79,574   10,094        1,845         5,851      23,233
Net unrealized
 appreciation
 (depreciation) on
 investments, options,
 futures and foreign
 currency transactions      14,100     68,158      448,489   41,935        2,763        13,270      (2,810)
Net unrealized gain on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --         --           --       --            1            40          --
-----------------------------------------------------------------------------------------------------------
Net assets                 $68,180   $179,069   $1,318,806 $133,878      $44,952      $111,797    $140,825
-----------------------------------------------------------------------------------------------------------
Total shares outstanding
 (no par value),
 unlimited shares
 authorized
 Class A                     4,146     10,021       51,782    7,529        3,752         9,470      10,680
 Class C                       366         --        4,947      533           --            --          67
 Class D                        51         64        1,404      110            1            17          66
-----------------------------------------------------------------------------------------------------------
Net asset value,
 offering and redemption
 price per share
 Class A                   $ 14.95   $  17.76   $    22.69 $  16.39      $ 11.98      $  11.78    $  13.02
 Class C                   $ 14.91         --   $    22.64 $  16.34           --            --    $  12.98
 Class D                   $ 14.88   $  17.53   $    22.58 $  16.14      $ 11.97      $  11.60    $  12.94
-----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended November 30, 1998
(All amounts in thousands)

                                                                                                   Small
                                    Diversified  Equity     Focused  International International  Company
                          Balanced    Growth      Index     Growth   Equity Index     Growth       Index
                          Portfolio  Portfolio  Portfolio  Portfolio  Portfolio      Portfolio   Portfolio
----------------------------------------------------------------------------------------------------------
Investment income:
Dividend                   $  329     $ 1,662   $ 16,896    $ 1,082     $  865        $ 1,750     $ 1,694
Interest                    1,720         165        975         67         29            363         171
----------------------------------------------------------------------------------------------------------
Total income                2,049       1,827     17,871      1,149        894(a)       2,113(b)    1,865
----------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees      477       1,316      3,411      1,438        235          1,087         497
Administration fees            59         165      1,137        131         70            163         124
Custodian fees                 23          28        268         29         68            122         228
Registration fees              27          24        103         23         59              5          28
Amortization of deferred
 organization costs             7           1          1         10          4             14           1
Transfer agent fees            12          18        250         24          5             11          14
Shareholder servicing
 fees                          10           3        232         18         --              1           3
Professional fees               7          14         60          6          5              4           9
Trustee fees and ex-
 penses                         3           3         30          3          2              2           3
Other                          12          15         68         30         24             12          18
----------------------------------------------------------------------------------------------------------
Total expenses                637       1,587      5,560      1,712        472          1,421         925
Less voluntary waivers
 of investment advisory
 fees                        (179)       (411)    (2,274)      (392)      (118)          (217)       (248)
Less expenses reimburs-
 able by Administrator        (79)        (83)      (504)       (84)       (98)           (50)       (282)
----------------------------------------------------------------------------------------------------------
Net expenses                  379       1,093      2,782      1,236        256          1,154         395
----------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                     1,670         734     15,089        (87)       638            959       1,470
Net realized gains
 (losses) on:
 Investment transactions    5,868      18,516     79,906     10,129      1,850          9,914      22,988
 Futures transactions          --         266      3,115         37         --             --        (143)
 Foreign currency trans-
  actions                      --          --         --         --        (32)           (89)         --
Net change in unrealized
 appreciation
 (depreciation) on
 investments, options,
 futures, and foreign
 currency transactions      2,033      17,053    132,779     17,953      4,011          8,909     (28,927)
Net change in unrealized
 gains on translation of
 other assets and
 liabilities denominated
 in foreign currencies         --          --         --         --          4             46          --
----------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations           $9,571     $36,569   $230,889    $28,032     $6,471        $19,739     $(4,612)
----------------------------------------------------------------------------------------------------------

(a) Net of $88 in non-reclaimable foreign withholding taxes.
(b) Net of $159 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Years Ended November 30, 1998 and 1997
(All amounts in thousands)

                                              Balanced          Diversified
                                             Portfolio       Growth Portfolio
                                          -----------------  ------------------
                                            1998     1997      1998      1997
--------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)             $  1,670  $ 1,606  $    734  $  1,090
 Net realized gains (losses) on invest-
  ments, options, futures and foreign
  currency transactions                      5,868    2,227    18,782    18,135
 Net change in unrealized appreciation
  (depreciation) on investments,
  options, futures and foreign currency
  transactions                               2,033    4,839    17,053    14,940
 Net change in unrealized gains (losses)
  on translations of other assets and
  liabilities denominated in foreign
  currencies                                    --       --        --        --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                   9,571    8,672    36,569    34,165
--------------------------------------------------------------------------------
Distributions to Class A shareholders
 from:
 Net investment income                      (1,247)  (1,436)   (1,086)   (1,369)
 Net realized gains                         (1,990)  (1,132)  (18,075)  (14,420)
--------------------------------------------------------------------------------
Total distributions to Class A share-
 holders                                    (3,237)  (2,568)  (19,161)  (15,789)
--------------------------------------------------------------------------------
Distributions to Class C shareholders:
 Net investment income                        (107)    (151)       --        --
 Net realized gains                           (174)    (152)       --        --
--------------------------------------------------------------------------------
Total distributions to Class C share-
 holders                                      (281)    (303)       --        --
--------------------------------------------------------------------------------
Distributions to Class D shareholders:
 Net investment income                         (14)      (8)       (4)       (4)
 Net realized gains                            (29)      (6)     (104)      (45)
--------------------------------------------------------------------------------
Total distributions to Class D share-
 holders                                       (43)     (14)     (108)      (49)
--------------------------------------------------------------------------------
Class A share transactions:
 Proceeds from the sale of shares           19,629    7,638    13,164    13,555
 Reinvested distributions                    3,204    2,538    18,263    14,520
 Cost of shares redeemed                   (17,773)  (9,103)  (29,056)  (29,982)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class A share transac-
 tions                                       5,060    1,073     2,371    (1,907)
--------------------------------------------------------------------------------
Class C share transactions:
 Proceeds from the sale of shares            1,465    1,106        --        --
 Reinvested distributions                      281      303        --        --
 Cost of shares redeemed                    (1,386)  (3,329)       --        --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class C share transac-
 tions                                         360   (1,920)       --        --
--------------------------------------------------------------------------------
Class D share transactions:
 Proceeds from the sale of shares              618      140       511       215
 Reinvested distributions                       43       14       108        49
 Cost of shares redeemed                      (295)     (96)     (300)      (93)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class D share transac-
 tions                                         366       58       319       171
--------------------------------------------------------------------------------
Net increase (decrease)                     11,796    4,998    19,990    16,591
Net assets--beginning of year               56,384   51,386   159,079   142,488
--------------------------------------------------------------------------------
Net assets--end of year                   $ 68,180  $56,384  $179,069  $159,079
--------------------------------------------------------------------------------
Accumulated undistributed net investment
 income (loss)                            $    366  $    60  $    716  $  1,072
--------------------------------------------------------------------------------

(a) For the period April 1, 1997 (commencement of operations) through November 30, 1997.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                            International
    Equity Index        Focused Growth       Equity Index       International       Small Company
     Portfolio             Portfolio          Portfolio       Growth Portfolio     Index Portfolio
---------------------  ------------------  -----------------  ------------------  ------------------
   1998       1997       1998      1997      1998    1997 (a)   1998      1997      1998      1997
-----------------------------------------------------------------------------------------------------
$   15,089  $  13,574  $    (87) $    327  $    638  $   312  $    959  $  1,206  $  1,470  $  1,478
    83,021     72,933    10,166    23,396     1,818       (3)    9,825     4,368    22,845     9,968
   132,779    119,879    17,953     4,216     4,011   (1,248)    8,909       138   (28,927)   13,285
        --         --        --        --         4       (3)       46       (21)       --        --
-----------------------------------------------------------------------------------------------------
   230,889    206,386    28,032    27,939     6,471     (942)   19,739     5,691    (4,612)   24,731
-----------------------------------------------------------------------------------------------------
   (12,617)   (12,212)     (321)     (130)     (678)      --    (1,630)   (1,022)   (1,365)   (1,364)
   (64,765)   (32,814)  (20,346)  (12,039)       --       --    (5,679)   (5,790)   (8,892)  (13,019)
-----------------------------------------------------------------------------------------------------
   (77,382)   (45,026)  (20,667)  (12,169)     (678)      --    (7,309)   (6,812)  (10,257)  (14,383)
-----------------------------------------------------------------------------------------------------
    (1,037)    (1,052)       (5)       (4)       --       --        --        --        --        --
    (5,908)    (2,679)   (1,471)     (811)       --       --        --        --        --        --
-----------------------------------------------------------------------------------------------------
    (6,945)    (3,731)   (1,476)     (815)       --       --        --        --        --        --
-----------------------------------------------------------------------------------------------------
      (298)      (313)       (1)       --        --       --        (3)       (1)       (5)       (1)
    (2,272)      (399)     (270)      (79)       --       --       (15)       (4)      (43)      (13)
-----------------------------------------------------------------------------------------------------
    (2,570)      (712)     (271)      (79)       --       --       (18)       (5)      (48)      (14)
-----------------------------------------------------------------------------------------------------
   512,427    340,805    20,270    21,470    22,035   36,436     9,817    11,482    99,274    46,673
    68,757     41,881    19,625    11,306       649       --     6,291     5,984     9,261    13,462
  (376,883)  (354,580)  (37,427)  (37,017)  (17,779)  (1,250)  (23,669)  (47,748) (102,546)  (35,376)
-----------------------------------------------------------------------------------------------------
   204,301     28,106     2,468    (4,241)    4,905   35,186    (7,561)  (30,282)    5,989    24,759
-----------------------------------------------------------------------------------------------------
    44,422     41,164       178       171        --       --        --        --     2,017        --
     6,945      3,733     1,476       814        --       --        --        --        --        --
   (35,066)   (28,213)   (1,678)     (623)       --       --        --        --    (1,148)       --
-----------------------------------------------------------------------------------------------------
    16,301     16,684       (24)      362        --       --        --        --       869        --
-----------------------------------------------------------------------------------------------------
    10,633     22,852       770       491        10       --       162       200       544       583
     2,526        561       271        79        --       --        17         4        48        14
   (16,644)    (5,161)     (558)     (133)       --       --      (241)      (64)     (285)     (238)
-----------------------------------------------------------------------------------------------------
    (3,485)    18,252       483       437        10       --       (62)      140       307       359
-----------------------------------------------------------------------------------------------------
   361,109    219,959     8,545    11,434    10,708   34,244     4,789   (31,268)   (7,752)   35,452
   957,697    737,738   125,333   113,899    34,244       --   107,008   138,276   148,577   113,125
-----------------------------------------------------------------------------------------------------
$1,318,806  $ 957,697  $133,878  $125,333  $ 44,952  $34,244  $111,797  $107,008  $140,825  $148,577
-----------------------------------------------------------------------------------------------------
$    1,602  $     465  $   (110) $    304  $    242  $   314  $    117  $    880  $  1,349  $  1,272
-----------------------------------------------------------------------------------------------------

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Balanced Portfolio

                                                   Class A
                                   -------------------------------------------
                                    1998     1997     1996     1995     1994
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                              $ 13.59  $ 12.24  $ 11.05  $  9.50  $ 10.22
Income (loss) from investment op-
 erations:
 Net investment income                0.38     0.38     0.34     0.34     0.24
 Net realized and unrealized gain
  (loss)                              1.81     1.66     1.19     1.55    (0.72)
--------------------------------------------------------------------------------
Total income (loss) from invest-
 ment operations                      2.19     2.04     1.53     1.89    (0.48)
--------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income               (0.32)   (0.38)   (0.34)   (0.34)   (0.22)
 Net realized gain                   (0.51)   (0.31)      --       --    (0.02)
--------------------------------------------------------------------------------
Total distributions to sharehold-
 ers                                 (0.83)   (0.69)   (0.34)   (0.34)   (0.24)
--------------------------------------------------------------------------------
Net increase (decrease)               1.36     1.35     1.19     1.55    (0.72)
--------------------------------------------------------------------------------
Net asset value, end of year       $ 14.95  $ 13.59  $ 12.24  $ 11.05  $  9.50
--------------------------------------------------------------------------------
Total return (c)                     16.90%   17.29%   14.07%   20.22%   (4.76)%
Ratio to average net assets of
 (d):
 Expenses, net of waivers and re-
  imbursements                        0.61%    0.61%    0.61%    0.61%    0.61%
 Expenses, before waivers and re-
  imbursements                        1.04%    1.11%    1.20%    1.28%    1.50%
 Net investment income, net of
  waivers and reimbursements          2.83%    2.99%    3.03%    3.36%    2.56%
 Net investment income, before
  waivers and reimbursements          2.40%    2.49%    2.44%    2.69%    1.68%
Portfolio turnover rate              67.16%   59.06%  104.76%   93.39%   75.69%
Net assets at end of year (in
 thousands)                        $61,969  $51,475  $45,157  $38,897  $31,462
--------------------------------------------------------------------------------

                                      Class C                  Class D
                               ------------------------ ------------------------
                                1998    1997   1996 (a)  1998    1997   1996 (b)
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                          $13.56  $12.24   $11.12  $13.54  $12.23   $11.34
Income from investment opera-
 tions:
 Net investment income           0.37    0.36     0.29    0.40    0.34     0.22
 Net realized and unrealized
  gain                           1.78    1.64     1.12    1.72    1.64     0.96
--------------------------------------------------------------------------------
Total income from investment
 operations                      2.15    2.00     1.41    2.12    1.98     1.18
--------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income          (0.29)  (0.37)   (0.29)  (0.27)  (0.36)   (0.29)
 Net realized gain              (0.51)  (0.31)      --   (0.51)  (0.31)      --
--------------------------------------------------------------------------------
Total distributions to share-
 holders                        (0.80)  (0.68)   (0.29)  (0.78)  (0.67)   (0.29)
--------------------------------------------------------------------------------
Net increase                     1.35    1.32     1.12    1.34    1.31     0.89
--------------------------------------------------------------------------------
Net asset value, end of year   $14.91  $13.56   $12.24  $14.88  $13.54   $12.23
--------------------------------------------------------------------------------
Total return (c)                16.61%  17.00%   12.72%  16.45%  16.82%   10.55%
Ratio to average net assets
 of (d):
 Expenses, net of waivers and
  reimbursements                 0.85%   0.85%    0.85%   1.00%   1.00%    1.00%
 Expenses, before waivers and
  reimbursements                 1.28%   1.35%    1.44%   1.43%   1.50%    1.59%
 Net investment income, net
  of waivers and reimburse-
  ments                          2.58%   2.75%    2.80%   2.44%   2.60%    2.78%
 Net investment income, be-
  fore waivers and reimburse-
  ments                          2.15%   2.25%    2.21%   2.01%   2.10%    2.19%
Portfolio turnover rate         67.16%  59.06%  104.76%  67.16%  59.06%  104.76%
Net assets at end of year (in
 thousands)                    $5,459  $4,587   $5,997  $  752  $  322   $  232
--------------------------------------------------------------------------------

(a) For the period December 29, 1995 (Class C shares issue date) through November 30, 1996.
(b) For the period February 20, 1996 (Class D shares issue date) through November 30, 1996.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.



See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Diversified Growth Portfolio

                                                Class A
                              ------------------------------------------------
                                1998      1997      1996      1995      1994
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                      $  16.20  $  14.36  $  12.20  $   9.88  $  10.65
Income (loss) from
 investment operations:
 Net investment income            0.07      0.11      0.14      0.15      0.09
 Net realized and unrealized
  gain (loss)                     3.46      3.33      2.33      2.26     (0.83)
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations            3.53      3.44      2.47      2.41     (0.74)
--------------------------------------------------------------------------------
Distributions to sharehold-
 ers from:
 Net investment income           (0.11)    (0.14)    (0.15)    (0.09)    (0.01)
 Net realized gain               (1.86)    (1.46)    (0.16)       --     (0.02)
--------------------------------------------------------------------------------
Total distributions to
 shareholders                    (1.97)    (1.60)    (0.31)    (0.09)    (0.03)
--------------------------------------------------------------------------------
Net increase (decrease)           1.56      1.84      2.16      2.32     (0.77)
--------------------------------------------------------------------------------
Net asset value, end of year  $  17.76  $  16.20  $  14.36  $  12.20  $   9.88
--------------------------------------------------------------------------------
Total return (b)                 25.22%    27.06%    20.83%    24.55%    (6.98)%
Ratio to average net assets
 of (c):
 Expenses, net of waivers
  and reimbursements              0.66%     0.67%     0.66%     0.69%     0.67%
 Expenses, before waivers
  and reimbursements              0.96%     1.03%     1.10%     1.12%     1.08%
 Net investment income, net
  of waivers and
  reimbursements                  0.45%     0.76%     0.98%     1.16%     0.77%
 Net investment income,
  before waivers and
  reimbursements                  0.15%     0.40%     0.54%     0.73%     0.35%
Portfolio turnover rate          37.74%    45.53%    59.99%    81.65%    78.94%
Net assets at end of year
 (in thousands)               $177,947  $158,383  $142,055  $146,731  $164,963
--------------------------------------------------------------------------------

                                                   Class D
                                     -----------------------------------------
                                      1998     1997    1996    1995   1994 (a)
-------------------------------------------------------------------------------
Net asset value, beginning of year   $16.03   $14.26  $12.16  $ 9.88   $10.41
Income (loss) from investment
 operations:
 Net investment income                 0.03     0.09    0.11    0.11     0.01
 Net realized and unrealized gain
  (loss)                               3.40     3.27    2.29    2.25    (0.54)
-------------------------------------------------------------------------------
Total income (loss) from investment
 operations                            3.43     3.36    2.40    2.36    (0.53)
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                (0.07)   (0.13)  (0.14)  (0.08)      --
 Net realized gain                    (1.86)   (1.46)  (0.16)     --       --
-------------------------------------------------------------------------------
Total distributions to shareholders   (1.93)   (1.59)  (0.30)  (0.08)      --
-------------------------------------------------------------------------------
Net increase (decrease)                1.50     1.77    2.10    2.28    (0.53)
-------------------------------------------------------------------------------
Net asset value, end of year         $17.53   $16.03  $14.26  $12.16   $ 9.88
-------------------------------------------------------------------------------
Total return (b)                      24.73%   26.60%  20.39%  24.19%   (5.14)%
Ratio to average net assets of (c):
 Expenses, net of waivers and
  reimbursements                       1.05%    1.06%   1.05%   1.08%    1.05%
 Expenses, before waivers and
  reimbursements                       1.35%    1.42%   1.49%   1.51%    1.46%
 Net investment income, net of
  waivers and reimbursements           0.06%    0.37%   0.59%   0.73%    0.94%
 Net investment income (loss),
  before waivers and reimbursements   (0.24)%   0.01%   0.15%   0.30%    0.53%
Portfolio turnover rate               37.74%   45.53%  59.99%  81.65%   78.94%
Net assets at end of year (in thou-
 sands)                              $1,122   $  696  $  433  $  221   $   40
-------------------------------------------------------------------------------

(a) For the period September 14, 1994 (Class D shares issued date) through November 30, 1994.
(b) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Equity Index Portfolio

                                                Class A
                             --------------------------------------------------
                                1998       1997      1996      1995      1994
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                     $    20.09  $  16.79  $  13.86  $  10.60  $  10.78
 Income (loss) from
  investment operations:
 Net investment income             0.28      0.30      0.31      0.30      0.27
 Net realized and
  unrealized gain (loss)           4.02      4.13      3.36      3.47     (0.18)
--------------------------------------------------------------------------------
Total income from
 investment operations             4.30      4.43      3.67      3.77      0.09
--------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income            (0.26)    (0.30)    (0.31)    (0.30)    (0.27)
 Net realized gain                (1.44)    (0.83)    (0.43)    (0.21)       --
--------------------------------------------------------------------------------
Total distributions to
 shareholders                     (1.70)    (1.13)    (0.74)    (0.51)    (0.27)
--------------------------------------------------------------------------------
Net increase (decrease)            2.60      3.30      2.93      3.26     (0.18)
--------------------------------------------------------------------------------
Net asset value, end of
 year                        $    22.69  $  20.09  $  16.79  $  13.86  $  10.60
--------------------------------------------------------------------------------
Total return (c)                  23.39%    27.93%    27.53%    36.60%     0.87%
Ratio to average net assets
 of (d):
 Expenses, net of waivers
  and reimbursements               0.21%     0.22%     0.22%     0.22%     0.23%
 Expenses, before waivers
  and reimbursements               0.46%     0.46%     0.50%     0.54%     0.59%
 Net investment income, net
  of waivers and
  reimbursements                   1.36%     1.66%     2.12%     2.54%     2.62%
 Net investment income,
  before waivers and
  reimbursements                   1.11%     1.42%     1.84%     2.22%     2.25%
Portfolio turnover rate           15.26%    18.96%    18.02%    15.27%    71.98%
Net assets at end of year
 (in thousands)              $1,175,112  $844,065  $675,804  $479,763  $281,817
--------------------------------------------------------------------------------

                                       Class C                                 Class D
                          ------------------------------------  ------------------------------------------
                            1998     1997     1996    1995 (a)   1998     1997     1996    1995   1994 (b)
-----------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year        $  20.05  $ 16.79  $ 13.86  $ 13.43   $ 20.00  $ 16.77  $13.83  $10.60   $10.96
 Income (loss) from
  investment operations:
 Net investment income        0.24     0.26     0.28     0.05      0.21     0.26    0.27    0.25     0.02
 Net realized and
  unrealized gain (loss)      4.01     4.11     3.35     0.45      4.00     4.07    3.36    3.47    (0.31)
-----------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        4.25     4.37     3.63     0.50      4.21     4.33    3.63    3.72    (0.29)
-----------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income       (0.22)   (0.28)   (0.27)   (0.07)    (0.19)   (0.27)  (0.26)  (0.28)   (0.07)
 Net realized gain           (1.44)   (0.83)   (0.43)      --     (1.44)   (0.83)  (0.43)  (0.21)      --
-----------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.66)   (1.11)   (0.70)   (0.07)    (1.63)   (1.10)  (0.69)  (0.49)   (0.07)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)       2.59     3.26     2.93     0.43      2.58     3.23    2.94    3.23    (0.36)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of
 year                     $  22.64  $ 20.05  $ 16.79  $ 13.86   $ 22.58  $ 20.00  $16.77  $13.83   $10.60
-----------------------------------------------------------------------------------------------------------
Total return (c)             23.09%   27.64%   27.24%    3.94%    22.90%   27.45%  27.20%  36.20%   (2.68)%
Ratio to average net
 assets of (d):
 Expenses, net of
  waivers and
  reimbursements              0.45%    0.46%    0.46%    0.46%     0.60%    0.61%   0.61%   0.61%    0.60%
 Expenses, before
  waivers and
  reimbursements              0.70%    0.70%    0.74%    0.78%     0.85%    0.85%   0.89%   0.93%    0.96%
 Net investment income,
  net of waivers and
  reimbursements              1.12%    1.42%    1.89%    2.29%     0.97%    1.27%   1.78%   2.07%    2.67%
 Net investment income,
  before waivers and
  reimbursements              0.87%    1.18%    1.61%    1.97%     0.71%    1.03%   1.50%   1.75%    2.31%
Portfolio turnover rate      15.26%   18.96%   18.02%   15.27%    15.26%   18.96%  18.02%  15.27%   71.98%
Net assets at end of
 year (in thousands)      $111,991  $82,982  $53,929  $18,390   $31,703  $30,650  $8,005  $  810   $    3
-----------------------------------------------------------------------------------------------------------

(a) For the period September 28, 1995 (Class C shares issue date) through November 30, 1995.
(b) For the period September 14, 1994 (Class D shares issue date) through November 30, 1994.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Focused Growth Portfolio

                                            Class A
                           --------------------------------------------------
                             1998       1997       1996      1995      1994
-------------------------------------------------------------------------------
Net asset value,
 beginning of year         $  16.20   $  14.48   $  12.53   $  9.79   $ 10.43
Income (loss) from
 investment operations:
 Net investment income
  (loss)                      (0.01)      0.05       0.02      0.05      0.02
 Net realized and
  unrealized gain (loss)       3.10       3.37       2.17      2.71     (0.66)
-------------------------------------------------------------------------------
Total income (loss) from
 investment operations         3.09       3.42       2.19      2.76     (0.64)
-------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income        (0.05)     (0.02)     (0.05)    (0.02)       --
 Net realized gain            (2.85)     (1.68)     (0.19)       --        --
-------------------------------------------------------------------------------
Total distributions to
 shareholders                 (2.90)     (1.70)     (0.24)    (0.02)       --
-------------------------------------------------------------------------------
Net increase (decrease)        0.19       1.72       1.95      2.74     (0.64)
-------------------------------------------------------------------------------
Net asset value, end of
 year                      $  16.39   $  16.20   $  14.48   $ 12.53   $  9.79
-------------------------------------------------------------------------------
Total return (c)              24.03%     27.05%     17.82%    28.38%    (6.15)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waivers
  and reimbursements           0.92%      0.92%      0.91%     0.91%     0.91%
 Expenses, before waivers
  and reimbursements           1.29%      1.34%      1.43%     1.47%     1.55%
 Net investment income
  (loss), net of waivers
  and reimbursements          (0.04)%     0.30%      0.12%     0.46%     0.24%
 Net investment loss,
  before waivers and
  reimbursements              (0.41)%    (0.12)%    (0.40)%   (0.10)%   (0.39)%
Portfolio turnover rate       79.11%    108.29%    116.78%    85.93%    74.28%
Net assets at end of year
 (in thousands)            $123,380   $115,802   $106,250   $86,099   $57,801
-------------------------------------------------------------------------------

                                  Class C                            Class D
                          ----------------------------   --------------------------------------
                           1998      1997     1996 (a)    1998      1997      1996     1995 (b)
------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year        $ 16.16   $ 14.47   $ 13.46    $ 16.01   $ 14.37   $ 12.48    $ 9.55
Income (loss) from
 investment operations:
 Net investment income
  (loss)                    (0.05)     0.01     (0.01)     (0.05)     0.03     (0.03)     0.02
 Net realized and
  unrealized gain            3.09      3.37      1.02       3.04      3.30      2.15      2.93
------------------------------------------------------------------------------------------------
Total income from in-
 vestment operations         3.04      3.38      1.01       2.99      3.33      2.12      2.95
------------------------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income      (0.01)    (0.01)       --      (0.01)    (0.01)    (0.04)    (0.02)
 Net realized gain          (2.85)    (1.68)       --      (2.85)    (1.68)    (0.19)       --
------------------------------------------------------------------------------------------------
Total distributions to
 shareholders               (2.86)    (1.69)       --      (2.86)    (1.69)    (0.23)    (0.02)
------------------------------------------------------------------------------------------------
Net increase                 0.18      1.69      1.01       0.13      1.64      1.89      2.93
------------------------------------------------------------------------------------------------
Net asset value, end of
 year                     $ 16.34   $ 16.16   $ 14.47    $ 16.14   $ 16.01   $ 14.37    $12.48
------------------------------------------------------------------------------------------------
Total return (c)            23.73%    26.75%     7.51%     23.60%    26.52%    17.42%    30.97%
Ratio to average net as-
 sets of (d):
 Expenses, net of
  waivers and
  reimbursements             1.16%     1.16%     1.15%      1.31%     1.31%     1.30%     1.30%
 Expenses, before
  waivers and
  reimbursements             1.53%     1.58%     1.67%      1.68%     1.73%     1.82%     1.86%
 Net investment income
  (loss), net of waivers
  and reimbursements        (0.29)%    0.06%    (0.12)%    (0.44)%   (0.09)%   (0.28)%   (0.11)%
 Net investment loss,
  before waivers and
  reimbursements            (0.66)%   (0.36)%   (0.64)%    (0.81)%   (0.51)%   (0.80)%   (0.67)%
Portfolio turnover rate     79.11%   108.29%   116.78%     79.11%   108.29%   116.78%    85.93%
Net assets at end of
 year (in thousands)      $ 8,719   $ 8,325   $ 6,993    $ 1,779   $ 1,206   $   656    $  489
------------------------------------------------------------------------------------------------

(a) For the period June 14, 1996 (Class C shares issue date) through November 30, 1996.
(b) For the period December 8, 1994 (Class D shares issue date) through November 30, 1995.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
International Equity Index Portfolio

                                                 Class A          Class D
                                             -----------------  -------------
                                              1998    1997 (a)  1998 (b)
-----------------------------------------------------------------------------
Net asset value, beginning of year           $ 10.55  $ 10.00    $ 9.88
Income from investment operations:
 Net investment income                          0.14     0.10        --
 Net realized and unrealized gain               1.46     0.45      2.09
-----------------------------------------------------------------------------
Total income from investment operations         1.60     0.55      2.09
-----------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                         (0.17)      --        --
 Net realized gain                                --       --        --
-----------------------------------------------------------------------------
Total distributions to shareholders            (0.17)      --        --
-----------------------------------------------------------------------------
Net increase                                    1.43     0.55      2.09
-----------------------------------------------------------------------------
Net asset value, end of year                 $ 11.98  $ 10.55    $11.97
-----------------------------------------------------------------------------
Total return (c)                               15.50%    5.45%    21.15 %
Ratio to average net assets of (d):
 Expenses, net of waivers and reimbursements    0.55%    0.51%     0.94 %
 Expenses, before waivers and reimbursements    1.00%    1.08%     1.39 %
 Net investment income, net of waivers and
  reimbursements                                1.36%    1.75%    (0.11)%
 Net investment income, before waivers and
  reimbursements                                0.91%    1.18%    (0.80)%
Portfolio turnover rate                        41.53%    8.16%    41.53 %
Net assets at end of year (in thousands)     $44,940  $34,244    $   12
-----------------------------------------------------------------------------

(a) For the period April 1, 1997 (commencement of operations) through November 30, 1997.
(b) For the period October 5, 1998 (Class D shares issue date) through November 30, 1998.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
International Growth Portfolio

                                            Class A
                          -------------------------------------------------
                            1998      1997      1996      1995     1994(a)
---------------------------------------------------------------------------------
Net asset value, begin-
 ning of year             $  10.52  $  10.63  $   9.88  $  10.21   $  10.00
Income (loss) from in-
 vestment operations:
 Net investment income        0.09      0.11      0.10      0.12       0.05
 Net realized and
  unrealized gain (loss)      1.90      0.31      0.87     (0.36)      0.16
---------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.99      0.42      0.97     (0.24)      0.21
---------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income       (0.16)    (0.08)    (0.22)    (0.05)        --
 Net realized gain           (0.57)    (0.45)       --     (0.04)        --
---------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.73)    (0.53)    (0.22)    (0.09)        --
---------------------------------------------------------------------------------
Net increase (decrease)       1.26     (0.11)     0.75     (0.33)      0.21
---------------------------------------------------------------------------------
Net asset value, end of
 year                     $  11.78  $  10.52  $  10.63  $   9.88   $  10.21
---------------------------------------------------------------------------------
Total return (c)             20.44%     4.21%     9.96%    (2.32)%     2.11%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      1.06%     1.06%     1.06%     1.06%      1.04%
 Expenses, before waiv-
  ers and reimbursements      1.31%     1.37%     1.43%     1.38%      1.47%
 Net investment income,
  net of waivers and re-
  imbursements                0.89%     0.97%     0.73%     1.22%      0.76%
 Net investment income,
  before waivers and re-
  imbursements                0.64%     0.66%     0.36%     0.90%      0.33%
Portfolio turnover rate     160.13%   154.62%   202.47%   215.31%     77.79%
Net assets at end of
 year (in thousands)      $111.594  $106,774  $138,182  $148,704   $133,212
---------------------------------------------------------------------------------
                                              Class D
                          -------------------------------------------------------
                            1998      1997      1996      1995     1994(b)
---------------------------------------------------------------------------------
Net asset value, begin-
 ning of year             $  10.39  $  10.54  $   9.83  $  10.21   $  10.47
Income (loss) from in-
 vestment operations:
 Net investment income        0.09      0.09      0.01      0.19         --
 Net realized and
  unrealized gain (loss)      1.83      0.29      0.92     (0.48)     (0.26)
---------------------------------------------------------------------------------
Total income (loss) from
 investment operations        1.92      0.38      0.93     (0.29)     (0.26)
---------------------------------------------------------------------------------
Distributions to share-
 holders from:
 Net investment income       (0.14)    (0.08)    (0.22)    (0.05)        --
 Net realized gain           (0.57)    (0.45)       --     (0.04)        --
---------------------------------------------------------------------------------
Total distributions to
 shareholders                (0.71)    (0.53)    (0.22)    (0.09)        --
---------------------------------------------------------------------------------
Net increase (decrease)       1.21     (0.15)     0.71     (0.38)     (0.26)
---------------------------------------------------------------------------------
Net asset value, end of
 year                     $  11.60  $  10.39  $  10.54  $   9.83   $  10.21
---------------------------------------------------------------------------------
Total return (c)             19.91%     3.79%     9.59%    (2.78)%    (2.56)%
Ratio to average net as-
 sets of (d):
 Expenses, net of waiv-
  ers and reimbursements      1.45%     1.45%     1.45%     1.45%      1.35%
 Expenses, before waiv-
  ers and reimbursements      1.70%     1.76%     1.82%     1.77%      1.78%
 Net investment income,
  net of waivers and re-
  imbursements                0.59%     0.58%     0.44%     2.01%        --
 Net investment income
  (loss), before waivers
  and reimbursements          0.34%     0.27%     0.07%     1.69%     (0.43)%
Portfolio turnover rate     160.13%   154.62%   202.47%   215.31%     77.79%
Net assets at end of
 year (in thousands)      $    203  $    234  $     94  $     20   $     --
---------------------------------------------------------------------------------

(a) For the period March 28, 1994 (commencement of operations) through November 30, 1994.
(b) For the period November 16, 1994 (Class D shares issue date) through November 30, 1994.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Small Company Index Portfolio

                                                Class A
                               -----------------------------------------------
                                 1998       1997      1996     1995     1994
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                          $  15.05   $  13.97  $  12.98  $ 10.86  $ 11.29
Income (loss) from investment
 operations:
 Net investment income             0.13       0.15      0.19     0.16     0.14
 Net realized and unrealized
  gain (loss)                     (1.13)      2.69      1.75     2.67    (0.30)
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations            (1.00)      2.84      1.94     2.83    (0.16)
--------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income            (0.14)     (0.17)    (0.14)   (0.15)   (0.02)
 Net realized gain                (0.89)     (1.59)    (0.81)   (0.56)   (0.25)
--------------------------------------------------------------------------------
Total distributions to
 shareholders                     (1.03)     (1.76)    (0.95)   (0.71)   (0.27)
--------------------------------------------------------------------------------
Net increase (decrease)           (2.03)      1.08      0.99     2.12    (0.43)
--------------------------------------------------------------------------------
Net asset value, end of year   $  13.02   $  15.05  $  13.97  $ 12.98  $ 10.86
--------------------------------------------------------------------------------
Total return (c)                  (7.02)%    23.06%    15.96%   27.76%   (1.54)%
Ratio to average net assets
 of (d):
 Expenses, net of waivers and
  reimbursements                   0.31%      0.32%     0.32%    0.32%    0.33%
 Expenses, before waivers and
  reimbursements                   0.74%      0.68%     0.79%    0.81%    0.86%
 Net investment income, net
  of waivers and
  reimbursements                   1.19%      1.22%     1.36%    1.31%    1.27%
 Net investment income,
  before waivers and
  reimbursements                   0.76%      0.86%     0.89%    0.82%    0.74%
Portfolio turnover rate           59.21%     42.66%    46.26%   38.46%   98.43%
Net assets at end of year (in
 thousands)                    $139,100   $147,887  $112,856  $94,899  $77,120
--------------------------------------------------------------------------------

                                    Class C              Class D
                                    --------  ---------------------------------
                                    1998 (a)   1998     1997    1996   1995 (b)
-------------------------------------------------------------------------------
Net asset value, beginning of year   $13.89   $15.01   $13.96  $12.95   $10.51
Income from investment operations:
 Net investment income                 0.03     0.11     0.17    0.13     0.18
 Net realized and unrealized gain
  (loss)                              (0.94)   (1.19)    2.62    1.83     2.96
-------------------------------------------------------------------------------
Total income (loss) from
 investment operations                (0.91)   (1.08)    2.79    1.96     3.14
-------------------------------------------------------------------------------
Distributions to shareholders
 from:
 Net investment income                   --    (0.10)   (0.15)  (0.14)   (0.14)
 Net realized gain                       --    (0.89)   (1.59)  (0.81)   (0.56)
-------------------------------------------------------------------------------
Total distributions to
 shareholders                            --    (0.99)   (1.74)  (0.95)   (0.70)
-------------------------------------------------------------------------------
Net increase (decrease)               (0.91)   (2.07)    1.05    1.01     2.44
-------------------------------------------------------------------------------
Net asset value, end of year         $12.98   $12.94   $15.01  $13.96   $12.95
-------------------------------------------------------------------------------
Total return (c)                      (6.54)%  (7.58)%  22.68%  16.20%   31.62%
Ratio to average net assets of
 (d):
 Expenses, net of waivers and
  reimbursements                       0.55%    0.70%    0.71%   0.71%    0.71%
 Expenses, before waivers and
  reimbursements                       0.98%    1.13%    1.07%   1.18%    1.20%
 Net investment income, net of
  waivers and reimbursements           0.98%    0.80%    0.76%   1.02%    0.90%
 Net investment income, before
  waivers and reimbursements           0.55%    0.37%    0.40%   0.55%    0.41%
Portfolio turnover rate               59.21%   59.21%   42.66%  46.26%   38.46%
Net assets at end of year (in
 thousands)                          $  870   $  855   $  690  $  269   $   44
-------------------------------------------------------------------------------

(a) For the period January 8, 1998 (Class C shares issue date) through November 30, 1998.
(b) For the period December 8, 1994 (Class D shares issue date) through November 30, 1995.
(c) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
Notes to Financial Statements
November 30, 1998

1. Organization
Northern Institutional Funds (the "Trust") is a Delaware business trust which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust, formerly known as The Benchmark Funds, changed its name effective July 15, 1998. The Trust includes seventeen portfolios, each with its own investment objective. Prior to March 31, 1998, each portfolio was a series of The Benchmark Funds, a Massachusetts business trust, which reorganized into the Trust at the close of business on that date. Each portfolio, other than the International Bond Portfolio, is classified as a diversified investment company. Except as noted below, the Northern Trust Company ("Northern") is the investment adviser for all actively managed portfolios and is the custodian and transfer agent for the Trust. Effective April 1, 1998, Northern Trust Quantitative Advisors, Inc. ("NTQA"), a wholly-owned subsidiary of Northern Trust Corporation, became the investment adviser for the U.S. Treasury Index, Equity Index, International Equity Index and Small Company Index Portfolios. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the fixed income and equity portfolios (the "Portfolios").
 Each of the Portfolios has four separate classes: Class A, B, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of November 30, 1998, Class A, Class C and Class D shares are outstanding for certain Portfolios.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation
Investments held by a Portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if any securities are not traded on a valuation date, at the last quoted bid price. Securities which are traded in the over-the-counter markets are valued at the last quoted bid price. Exchange traded futures and options are valued at the settlement price as established by the exchange on which they are traded. Index futures are marked to market on a daily basis. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees ("the Board"). Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value.

(b) Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. The interest rates reflected in the Statements of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-date, or as soon as the information is available.

(c) Deferred Organization Costs
Organization-related costs are being amortized on a straight-line basis over five years.

(d) Expenses
Expenses arising in connection with a specific Portfolio are allocated to that Portfolio. Certain expenses arising in connection with a class of shares are allocated to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

(e) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
Notes to Financial Statements
November 30, 1998


(f) Futures Contracts
Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolios bear the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Portfolio and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.
 At November 30, 1998, the Diversified Growth, Equity Index and Small Company Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions at November 30, 1998 was approximately $362,000, $1,691,000 and $337,000 for the Diversified Growth, Equity Index and Small Company Index Portfolios, respectively.

(g) Options Contracts
Each Portfolio may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies, and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging (or cross-hedging) purposes or for the purposes of earning additional income.
 The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as Portfolio securities.
 The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
 In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.
 The Portfolios did not write call or put options during the year ended November 30, 1998.

(h) Stripped Securities
Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only securities and the value of principal only stripped securities vary inversely with changes in interest rates.

(i) Forward Foreign Currency Exchange Contracts
Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Bond and International Growth Portfolios may enter into foreign currency exchange contracts for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
 At November 30, 1998, there were no outstanding forward foreign currency exchange contracts.

(j) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments, interest and dividend

-------------------------------------------------------------------------------
income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(k) Federal Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders. Therefore, no provision is made for federal taxes.
 At November 30, 1998, the Portfolios had approximately the following amount of capital loss carryforwards for U.S. federal income tax purposes:

                         Amount     Year(s) of Expiration
---------------------------------------------------------
                     (in thousands)
U.S. Treasury Index       $323          2002 to 2005
---------------------------------------------------------

 This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(l) Distributions
Dividends from net investment income are declared and paid as follows:

-------------------------------------
Bond                        Monthly
Intermediate Bond           Monthly
International Bond          Quarterly
Short-Intermediate Bond     Monthly
U.S. Government Securities  Monthly
U.S. Treasury Index         Monthly
Balanced                    Quarterly
Diversified Growth          Annually
Equity Index                Quarterly
Focused Growth              Annually
International Equity Index  Annually
International Growth        Annually
Small Company Index         Annually
-------------------------------------

 Each Portfolio's net realized capital gains are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.

3. Advisory, Transfer Agency and Custodian Agreements
The Trust has an investment advisory agreement whereby each Portfolio pays Northern or NTQA, as the case may be, a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current period, Northern and NTQA each voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the year ended November 30, 1998, are as follows:

                                              Net
                            Advisory Less:  Advisory
                              Fee    Waiver   Fee
----------------------------------------------------
Bond                           .60%   .35%    .25%
Intermediate Bond              .60    .35     .25
International Bond             .90    .20     .70
Short-Intermediate Bond        .60    .35     .25
U.S. Government Securities     .60    .35     .25
U.S. Treasury Index            .40    .25     .15
Balanced                       .80    .30     .50
Diversified Growth             .80    .25     .55
Equity Index                   .30    .20     .10
Focused Growth                1.10    .30     .80
International Equity Index     .50    .25     .25
International Growth          1.00    .20     .80
Small Company Index            .40    .20     .20
----------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .05%, .10% and .15% of the average daily net asset value of the outstanding Class A, B, C and D shares, respectively, for the Portfolios.

4. Administration and Distribution Agreements
The Trust has an administration agreement with Goldman Sachs whereby each Portfolio pays the administrator a fee, computed daily and payable monthly, at an annual rate of .10% of the Portfolio's average daily net assets, except the International Bond, International Equity Index and International Growth Portfolios which pay the administrator a fee, computed daily and payable monthly, at an annual rate of .15% of their respective average daily net assets.
 In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to Northern for its duties as investment

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
Notes to Financial Statements
November 30, 1998

adviser and Transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and indemnification expenses), exceeds on an annualized basis .10% of a Portfolio's average daily net assets (0.25% for the International Bond, International Growth and International Equity Index Portfolios), Goldman Sachs will reimburse each Portfolio for the amount of the excess pursuant to the terms of the administration agreement.
 The expenses reimbursed during the year ended November 30, 1998, under such arrangements, are shown on the accompanying Statements of Operations. No administration fees were waived under this agreement during the year ended November 30, 1998.
 Goldman Sachs receives no compensation under the distribution agreement.

5. Shareholder Servicing Plan
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class B, C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .10%, .15% and .25% of the average daily net asset value of the outstanding Class B, C and D shares, respectively.

6. Investment Transactions
Investment transactions for the year ended November 30, 1998 (excluding short-term investments) were as follows:

                                                    Proceeds
                                                   from sales   Proceeds
                                                       and        from
                             Purchases             maturities  sales and
                              of U.S.   Purchases    of U.S.   maturities
                            Government   of other  Government   of other
                            Obligations securities Obligations securities
-------------------------------------------------------------------------
                                           (in thousands)
Bond                         $374,882    $205,475   $344,907    $117,007
Intermediate Bond              24,234      10,004     15,220       2,456
International Bond                 --       6,730         --       6,007
Short-Intermediate Bond       111,674      61,032    152,920      31,131
U.S. Government Securities     57,557          --     53,320          --
U.S. Treasury Index            17,445          --     29,538          --
Balanced                       16,967      21,228     13,721      22,923
Diversified Growth                 --      60,615         --      76,974
Equity Index                       --     321,263         --     170,092
Focused Growth                     --     102,129         --     119,229
International Equity Index         --      26,187         --      18,914
International Growth               --     161,519         --     173,754
Small Company Index                --      72,775         --      84,983
-------------------------------------------------------------------------

 As of November 30, 1998, the composition of unrealized appreciation (depreciation) of investment securities (including the effects of foreign currency translation and excluding futures transactions) based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                                     Cost for
                                                                     Federal
                                                           Net        Income
                                                      Appreciation     Tax
                            Appreciation Depreciation (Depreciation) Purposes
-----------------------------------------------------------------------------
                                             (in thousands)
Bond                          $ 19,048     $10,217      $  8,831     $650,582
Intermediate Bond                  268         414          (146)      31,483
International Bond               1,889         743         1,146       26,708
Short-Intermediate Bond          2,353       8,374        (6,021)     187,635
U.S. Government Securities         585         510            75       53,827
U.S. Treasury Index              1,410          27         1,383       22,430
Balanced                        14,668         568        14,100       53,632
Diversified Growth              68,475       1,013        67,462      111,672
Equity Index                   477,382      31,820       445,562      921,133
Focused Growth                  42,530         764        41,766       92,059
International Equity Index       6,431       4,195         2,236       42,490
International Growth            14,504       2,047        12,457       97,267
Small Company Index             16,241      19,261        (3,020)     141,589
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------
7. Bank Loans
Prior to January 16, 1998, the Trust maintained a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. As of January 16, 1998, the Trust maintains a $100,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the federal funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 Interest expense for the year ended November 30, 1998 was approximately $3,000, $27,000, $18,000, $16,000 and $6,000 for the Diversified Growth,
Equity Index, Focused Growth, International Equity Index and Small Company Index Portfolios, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.
 As of November 30, 1998, the Focused Growth Portfolio had approximately $700,000 of outstanding borrowings which is included in "Other Liabilities" on the Statements of Assets and Liabilities. The interest rate in effect at November 30, 1998, was 5.875%, (current NIBOR rate plus 0.375%).

8. Share Transactions
Transactions in Class A shares for the year ended November 30, 1998 were as follows:

                                                                Net
                                    Reinvested                increase
                            Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------------
                                          (in thousands)
Bond                        10,138     1,515        5,483      6,170
Intermediate Bond            1,392        67          551        908
International Bond             108        60          140         28
Short-Intermediate Bond      6,204       738        7,697       (755)
U.S. Government Securities     632       116          518        230
U.S. Treasury Index            724        21        1,357       (612)
Balanced                     1,380       239        1,260        359
Diversified Growth             812     1,322        1,887        247
Equity Index                24,202     3,689       18,131      9,760
Focused Growth               1,385     1,532        2,536        381
International Equity Index   1,984        63        1,540        507
International Growth           892       644        2,220       (684)
Small Company Index          7,425       673        7,245        853
-----------------------------------------------------------------------

 Transactions in Class A shares for the year ended November 30, 1997 were as follows:

                                                                Net
                                    Reinvested                increase
                            Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------------
                                          (in thousands)
Bond                         7,554     1,111        4,475       4,190
Intermediate Bond              594         9           --         603
International Bond              56        74          363        (233)
Short-Intermediate Bond      5,953       572        4,056       2,469
U.S. Government Securities   3,473       227        6,148      (2,448)
U.S. Treasury Index          1,031        59          740         350
Balanced                       609       205          717          97
Diversified Growth             939     1,144        2,201        (118)
Equity Index                18,925     2,547       19,705       1,767
Focused Growth               1,481       905        2,575        (189)
International Equity Index   3,356        --          111       3,245
International Growth         1,116       606        4,566      (2,844)
Small Company Index          3,221     1,087        2,562       1,746
-----------------------------------------------------------------------

  Transactions in Class C shares for the year ended November 30, 1998 were as follows:

                                                               Net
                                  Reinvestment               increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
Bond                        1,409      192         1,156       445
U.S. Government Securities     84        9            54        39
U.S. Treasury Index             8       --             7         1
Balanced                      104       21            97        28
Equity Index                2,131      373         1,696       808
Focused Growth                 12      115           109        18
Small Company Index           153       --            86        67
----------------------------------------------------------------------

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
Notes to Financial Statements
November 30, 1998

 Transactions in Class C shares for the year ended November 30, 1997 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
Bond                        2,988      104         1,045      2,047
U.S. Government Securities     67       10            97        (20)
Balanced                       89       25           266       (152)
Equity Index                2,220      226         1,520        926
Focused Growth                 12       65            45         32
----------------------------------------------------------------------

 Transactions in Class D shares for the year ended November 30, 1998 were as follows:

                                                               Net
                                   Reinvested               increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                         (in thousands)
Bond                         118         5           58         65
Intermediate Bond              2        --           --          2
International Bond             3        --            2          1
Short-Intermediate Bond       22         4           29         (3)
U.S. Government Securities    51         1            8         44
U.S. Treasury Index           21         3           27         (3)
Balanced                      45         3           21         27
Diversified Growth            32         8           20         20
Equity Index                 513       137          778       (128)
Focused Growth                52        21           38         35
International Equity Index     1        --           --          1
International Growth          15         1           22         (6)
Small Company Index           38         3           21         20
----------------------------------------------------------------------

 Transactions in Class D shares for the year ended November 30, 1997 were as follows:

                                                               Net
                                   Reinvested               increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                         (in thousands)
Bond                           32        1           15          18
International Bond              3       --           --           3
Short-Intermediate Bond        31        1            5          27
U.S. Government Securities      6       --            1           5
U.S. Treasury Index            55        2           16          41
Balanced                       12        1            8           5
Diversified Growth             16        4            6          14
Equity Index                1,302       34          281       1,055
Focused Growth                 32        6            9          29
International Growth           19       --            5          14
Small Company
 Index                         43        1           17          27
----------------------------------------------------------------------

9. Subsequent Event
On January 1, 1999, eleven European countries converted to a common currency referred to as the "Euro". Hereinafter, investments traded in the markets of these countries (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain) will be denominated in Euro. Accordingly, the portfolio holdings of the International Bond, International Equity and International Growth Portfolios denominated in these countries' functional currency were converted.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
Report of Independent Auditors


To the Shareholders and Trustees of
Northern Institutional Funds
Fixed Income and Equity Portfolios
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Bond, Intermediate Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities, U.S. Treasury Index, Balanced, Diversified Growth, Equity Index, Focused Growth, International Equity Index, International Growth and Small Company Index Portfolios, comprising the Fixed Income and Equity Portfolios of the Northern Institutional Funds, as of November 30, 1998, and the related statements of operations, changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of the investments owned at November 30, 1998 by physical examination of the securities held by the custodian and by correspondence with central depositories, unaffiliated subcustodian banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bond, Intermediate Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities, U.S. Treasury Index, Balanced, Diversified Growth, Equity Index, Focused Growth, International Equity Index, International Growth and Small Company Index Portfolios, comprising the Fixed Income and Equity Portfolios of the Northern Institutional Funds, at November 30, 1998, the results of their operations, the changes in their net assets and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP

Chicago, Illinois
January 15, 1999

Investment Advisers

The Northern Trust Company
Northern Trust Quantitative Advisors, Inc.
50 South LaSalle Street
Chicago, Illinois 60675

Transfer Agent and Custodian

The Northern Trust Company

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL. 60606

Trustees

William H. Springer, Chairman
Richard Gordon Cline
Edward J. Condon, Jr.
John W. English
Sandra Polk Guthman
Frederick T. Kelsey
Richard P. Strubel

Officers

Frank J. Polefrone, President
James A. Fitzpatrick, Vice President
Gordon Linke, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Michael J. Richman, Secretary
Deborah A. Farrell, Assistant Secretary
Steven Hartstein, Assistant Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

Independent Auditors

Ernst & Young LLP
233 S. Wacker Drive
Chicago IL. 60606

Legal Counsel

Drinker Biddle & Reath LLP
1345 Chestnut Street
Philadelphia, PA 19107

This Annual Report is authorized for distribution to prospective investors only when proceeded or accompanied by a Prospectus which contains facts concerning the objectives and policies management expenses and other information.